UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
BlackRock Advantage International Fund
BlackRock Advantage Large Cap Growth Fund
BlackRock Advantage Small Cap Core Fund
BlackRock Commodity Strategies Fund
BlackRock Energy Opportunities Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock High Equity Income Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock SMID-Cap Growth Equity Fund
BlackRock Technology Opportunities Fund
BlackRock U.S. Insights Long/Short Equity Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
05/31/2025
Date of reporting period:
05/31/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Advantage International Fund
Institutional Shares | BROIX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$54	0.50%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 16.48%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index, returned 13.33%.
What contributed to performance?
The Fund delivered strong positive absolute performance during a period of heightened geopolitical tensions and market volatility. In regional and country terms, positive contributions were led by the Fund’s exposure to Japan where equities were boosted by structural reforms. Exposure to European financials also contributed meaningfully as banks in the region benefited from higher interest rates. This positioning was driven by sentiment insights, in particular those looking at broker reports and company executive views as these highly responsive measures proved adept at positioning the portfolio against a rapidly changing market backdrop. Quality-related measures also proved additive, most notably those looking at company balance sheets. Finally, macro thematic insights drove positive positioning within industrials, specifically in companies positioned to benefit from defense and aerospace spending increases amid rising geopolitical tensions.
What detracted from performance?
Insights based on analyzing informed investor sentiment detracted modestly, most notably positioning within energy names as the sector broadly lagged with oil prices range-bound at relatively low levels. In addition, positioning in European healthcare companies weighed on return given disappointing obesity drug trial data results and increased competition among weight loss drug manufacturers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.48%	13.13%	6.90%
MSCI EAFE Index	13.33	11.42	5.97
Key Fund statistics
Net Assets	$4,880,629,060
Number of Portfolio Holdings	414
Net Investment Advisory Fees	$10,342,204
Portfolio Turnover Rate	113%
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	23.0%
United Kingdom	14.0%
Germany	10.9%
France	10.5%
United States	7.2%
Australia	6.0%
Switzerland	5.6%
Netherlands	4.4%
Italy	2.7%
Sweden	2.6%
Other#	11.0%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.7%
Novartis AG, Registered Shares	2.2%
ASML Holding NV	2.2%
Roche Holding AG, NVS	1.9%
AstraZeneca PLC	1.5%
ABB Ltd., Registered Shares	1.3%
Shell PLC	1.3%
Commonwealth Bank of Australia	1.3%
Safran SA	1.2%
Deutsche Telekom AG, Registered Shares	1.2%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Institutional Shares | BROIX
Annual Shareholder Report — May 31, 2025
BROIX-05/25-AR

BlackRock Advantage International Fund
Investor A Shares | BROAX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$82	0.76%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 16.14%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index, returned 13.33%.
What contributed to performance?
The Fund delivered strong positive absolute performance during a period of heightened geopolitical tensions and market volatility. In regional and country terms, positive contributions were led by the Fund’s exposure to Japan where equities were boosted by structural reforms. Exposure to European financials also contributed meaningfully as banks in the region benefited from higher interest rates. This positioning was driven by sentiment insights, in particular those looking at broker reports and company executive views as these highly responsive measures proved adept at positioning the portfolio against a rapidly changing market backdrop. Quality-related measures also proved additive, most notably those looking at company balance sheets. Finally, macro thematic insights drove positive positioning within industrials, specifically in companies positioned to benefit from defense and aerospace spending increases amid rising geopolitical tensions.
What detracted from performance?
Insights based on analyzing informed investor sentiment detracted modestly, most notably positioning within energy names as the sector broadly lagged with oil prices range-bound at relatively low levels. In addition, positioning in European healthcare companies weighed on return given disappointing obesity drug trial data results and increased competition among weight loss drug manufacturers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	16.14%	12.84%	6.62%
Investor A Shares (with sales charge)	10.05	11.63	6.04
MSCI EAFE Index	13.33	11.42	5.97
Key Fund statistics
Net Assets	$4,880,629,060
Number of Portfolio Holdings	414
Net Investment Advisory Fees	$10,342,204
Portfolio Turnover Rate	113%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	23.0%
United Kingdom	14.0%
Germany	10.9%
France	10.5%
United States	7.2%
Australia	6.0%
Switzerland	5.6%
Netherlands	4.4%
Italy	2.7%
Sweden	2.6%
Other#	11.0%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.7%
Novartis AG, Registered Shares	2.2%
ASML Holding NV	2.2%
Roche Holding AG, NVS	1.9%
AstraZeneca PLC	1.5%
ABB Ltd., Registered Shares	1.3%
Shell PLC	1.3%
Commonwealth Bank of Australia	1.3%
Safran SA	1.2%
Deutsche Telekom AG, Registered Shares	1.2%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Investor A Shares | BROAX
Annual Shareholder Report — May 31, 2025
BROAX-05/25-AR

BlackRock Advantage International Fund
Investor C Shares | BROCX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$161	1.50%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 15.32%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index, returned 13.33%.
What contributed to performance?
The Fund delivered strong positive absolute performance during a period of heightened geopolitical tensions and market volatility. In regional and country terms, positive contributions were led by the Fund’s exposure to Japan where equities were boosted by structural reforms. Exposure to European financials also contributed meaningfully as banks in the region benefited from higher interest rates. This positioning was driven by sentiment insights, in particular those looking at broker reports and company executive views as these highly responsive measures proved adept at positioning the portfolio against a rapidly changing market backdrop. Quality-related measures also proved additive, most notably those looking at company balance sheets. Finally, macro thematic insights drove positive positioning within industrials, specifically in companies positioned to benefit from defense and aerospace spending increases amid rising geopolitical tensions.
What detracted from performance?
Insights based on analyzing informed investor sentiment detracted modestly, most notably positioning within energy names as the sector broadly lagged with oil prices range-bound at relatively low levels. In addition, positioning in European healthcare companies weighed on return given disappointing obesity drug trial data results and increased competition among weight loss drug manufacturers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	15.32%	12.01%	5.97%
Investor C Shares (with sales charge)	14.32	12.01	5.97
MSCI EAFE Index	13.33	11.42	5.97
Key Fund statistics
Net Assets	$4,880,629,060
Number of Portfolio Holdings	414
Net Investment Advisory Fees	$10,342,204
Portfolio Turnover Rate	113%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	23.0%
United Kingdom	14.0%
Germany	10.9%
France	10.5%
United States	7.2%
Australia	6.0%
Switzerland	5.6%
Netherlands	4.4%
Italy	2.7%
Sweden	2.6%
Other#	11.0%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.7%
Novartis AG, Registered Shares	2.2%
ASML Holding NV	2.2%
Roche Holding AG, NVS	1.9%
AstraZeneca PLC	1.5%
ABB Ltd., Registered Shares	1.3%
Shell PLC	1.3%
Commonwealth Bank of Australia	1.3%
Safran SA	1.2%
Deutsche Telekom AG, Registered Shares	1.2%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Investor C Shares | BROCX
Annual Shareholder Report — May 31, 2025
BROCX-05/25-AR

BlackRock Advantage International Fund
Class K Shares | BROKX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$49	0.45%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 16.58%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index, returned 13.33%.
What contributed to performance?
The Fund delivered strong positive absolute performance during a period of heightened geopolitical tensions and market volatility. In regional and country terms, positive contributions were led by the Fund’s exposure to Japan where equities were boosted by structural reforms. Exposure to European financials also contributed meaningfully as banks in the region benefited from higher interest rates. This positioning was driven by sentiment insights, in particular those looking at broker reports and company executive views as these highly responsive measures proved adept at positioning the portfolio against a rapidly changing market backdrop. Quality-related measures also proved additive, most notably those looking at company balance sheets. Finally, macro thematic insights drove positive positioning within industrials, specifically in companies positioned to benefit from defense and aerospace spending increases amid rising geopolitical tensions.
What detracted from performance?
Insights based on analyzing informed investor sentiment detracted modestly, most notably positioning within energy names as the sector broadly lagged with oil prices range-bound at relatively low levels. In addition, positioning in European healthcare companies weighed on return given disappointing obesity drug trial data results and increased competition among weight loss drug manufacturers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	16.58%	13.19%	6.94%
MSCI EAFE Index	13.33	11.42	5.97
Key Fund statistics
Net Assets	$4,880,629,060
Number of Portfolio Holdings	414
Net Investment Advisory Fees	$10,342,204
Portfolio Turnover Rate	113%
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	23.0%
United Kingdom	14.0%
Germany	10.9%
France	10.5%
United States	7.2%
Australia	6.0%
Switzerland	5.6%
Netherlands	4.4%
Italy	2.7%
Sweden	2.6%
Other#	11.0%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.7%
Novartis AG, Registered Shares	2.2%
ASML Holding NV	2.2%
Roche Holding AG, NVS	1.9%
AstraZeneca PLC	1.5%
ABB Ltd., Registered Shares	1.3%
Shell PLC	1.3%
Commonwealth Bank of Australia	1.3%
Safran SA	1.2%
Deutsche Telekom AG, Registered Shares	1.2%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Class K Shares | BROKX
Annual Shareholder Report — May 31, 2025
BROKX-05/25-AR

BlackRock Advantage International Fund
Class R Shares | BGORX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$108	1.00%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class R Shares returned 15.90%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index, returned 13.33%.
What contributed to performance?
The Fund delivered strong positive absolute performance during a period of heightened geopolitical tensions and market volatility. In regional and country terms, positive contributions were led by the Fund’s exposure to Japan where equities were boosted by structural reforms. Exposure to European financials also contributed meaningfully as banks in the region benefited from higher interest rates. This positioning was driven by sentiment insights, in particular those looking at broker reports and company executive views as these highly responsive measures proved adept at positioning the portfolio against a rapidly changing market backdrop. Quality-related measures also proved additive, most notably those looking at company balance sheets. Finally, macro thematic insights drove positive positioning within industrials, specifically in companies positioned to benefit from defense and aerospace spending increases amid rising geopolitical tensions.
What detracted from performance?
Insights based on analyzing informed investor sentiment detracted modestly, most notably positioning within energy names as the sector broadly lagged with oil prices range-bound at relatively low levels. In addition, positioning in European healthcare companies weighed on return given disappointing obesity drug trial data results and increased competition among weight loss drug manufacturers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	15.90%	12.56%	6.32%
MSCI EAFE Index	13.33	11.42	5.97
Key Fund statistics
Net Assets	$4,880,629,060
Number of Portfolio Holdings	414
Net Investment Advisory Fees	$10,342,204
Portfolio Turnover Rate	113%
Average annual total returns reflect reductions for distribution and service fees.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	23.0%
United Kingdom	14.0%
Germany	10.9%
France	10.5%
United States	7.2%
Australia	6.0%
Switzerland	5.6%
Netherlands	4.4%
Italy	2.7%
Sweden	2.6%
Other#	11.0%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.7%
Novartis AG, Registered Shares	2.2%
ASML Holding NV	2.2%
Roche Holding AG, NVS	1.9%
AstraZeneca PLC	1.5%
ABB Ltd., Registered Shares	1.3%
Shell PLC	1.3%
Commonwealth Bank of Australia	1.3%
Safran SA	1.2%
Deutsche Telekom AG, Registered Shares	1.2%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Class R Shares | BGORX
Annual Shareholder Report — May 31, 2025
BGORX-05/25-AR

BlackRock Advantage Large Cap Growth Fund
Institutional Shares | CMVIX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$68	0.62%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 17.86%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Smart money sentiment insights that track hedge fund positioning at prime brokers supported successful positioning in industrials as supply chain bottlenecks cleared and capital goods orders recovered. Text-based sentiment measures drawn from broker reports proved additive within consumer discretionary, where steady wage growth and renewed appetite for travel and leisure kept spending resilient. A macro insight that monitors private market equity offering activity contributed in financials, benefiting returns as capital raising picked up on improved market sentiment during the spring rally.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled within healthcare, as valuation-driven stocks lagged when the market rotated toward higher-growth narratives. Sentiment insights that compare bond market default risk with equity risk premiums underperformed in information technology, misreading the sector’s artificial intelligence-led advance while bond market credit spreads stayed wide. Finally, a macro model designed to block out short-term sentiment swings detracted in energy as volatile oil prices rendered its mean reversion signal ineffective.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	17.86%	16.12%	14.43%
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Growth Index	17.62	17.69	16.08
Key Fund statistics
Net Assets	$1,409,328,664
Number of Portfolio Holdings	150
Net Investment Advisory Fees	$6,641,969
Portfolio Turnover Rate	149%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.9%
Consumer Discretionary	14.0%
Communication Services	12.3%
Health Care	7.9%
Financials	7.9%
Industrials	3.6%
Consumer Staples	3.5%
Real Estate	0.4%
Energy	0.4%
Materials	0.1%
Short-Term Securities	0.9%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	9.3%
Apple Inc.	7.7%
NVIDIA Corp.	7.6%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Tesla, Inc.	3.2%
Alphabet, Inc., Class C, NVS	2.8%
Eli Lilly & Co.	2.3%
Costco Wholesale Corp.	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Institutional Shares | CMVIX
Annual Shareholder Report — May 31, 2025
CMVIX-05/25-AR

BlackRock Advantage Large Cap Growth Fund
Investor A Shares | BMCAX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$95	0.87%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 17.58%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Smart money sentiment insights that track hedge fund positioning at prime brokers supported successful positioning in industrials as supply chain bottlenecks cleared and capital goods orders recovered. Text-based sentiment measures drawn from broker reports proved additive within consumer discretionary, where steady wage growth and renewed appetite for travel and leisure kept spending resilient. A macro insight that monitors private market equity offering activity contributed in financials, benefiting returns as capital raising picked up on improved market sentiment during the spring rally.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled within healthcare, as valuation-driven stocks lagged when the market rotated toward higher-growth narratives. Sentiment insights that compare bond market default risk with equity risk premiums underperformed in information technology, misreading the sector’s artificial intelligence-led advance while bond market credit spreads stayed wide. Finally, a macro model designed to block out short-term sentiment swings detracted in energy as volatile oil prices rendered its mean reversion signal ineffective.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	17.58%	15.83%	14.13%
Investor A Shares (with sales charge)	11.41	14.59	13.51
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Growth Index	17.62	17.69	16.08
Key Fund statistics
Net Assets	$1,409,328,664
Number of Portfolio Holdings	150
Net Investment Advisory Fees	$6,641,969
Portfolio Turnover Rate	149%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.9%
Consumer Discretionary	14.0%
Communication Services	12.3%
Health Care	7.9%
Financials	7.9%
Industrials	3.6%
Consumer Staples	3.5%
Real Estate	0.4%
Energy	0.4%
Materials	0.1%
Short-Term Securities	0.9%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	9.3%
Apple Inc.	7.7%
NVIDIA Corp.	7.6%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Tesla, Inc.	3.2%
Alphabet, Inc., Class C, NVS	2.8%
Eli Lilly & Co.	2.3%
Costco Wholesale Corp.	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Investor A Shares | BMCAX
Annual Shareholder Report — May 31, 2025
BMCAX-05/25-AR

BlackRock Advantage Large Cap Growth Fund
Investor C Shares | BMCCX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$176	1.62%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 16.71%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Smart money sentiment insights that track hedge fund positioning at prime brokers supported successful positioning in industrials as supply chain bottlenecks cleared and capital goods orders recovered. Text-based sentiment measures drawn from broker reports proved additive within consumer discretionary, where steady wage growth and renewed appetite for travel and leisure kept spending resilient. A macro insight that monitors private market equity offering activity contributed in financials, benefiting returns as capital raising picked up on improved market sentiment during the spring rally.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled within healthcare, as valuation-driven stocks lagged when the market rotated toward higher-growth narratives. Sentiment insights that compare bond market default risk with equity risk premiums underperformed in information technology, misreading the sector’s artificial intelligence-led advance while bond market credit spreads stayed wide. Finally, a macro model designed to block out short-term sentiment swings detracted in energy as volatile oil prices rendered its mean reversion signal ineffective.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	16.71%	14.97%	13.43%
Investor C Shares (with sales charge)	15.81	14.97	13.43
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Growth Index	17.62	17.69	16.08
Key Fund statistics
Net Assets	$1,409,328,664
Number of Portfolio Holdings	150
Net Investment Advisory Fees	$6,641,969
Portfolio Turnover Rate	149%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.9%
Consumer Discretionary	14.0%
Communication Services	12.3%
Health Care	7.9%
Financials	7.9%
Industrials	3.6%
Consumer Staples	3.5%
Real Estate	0.4%
Energy	0.4%
Materials	0.1%
Short-Term Securities	0.9%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	9.3%
Apple Inc.	7.7%
NVIDIA Corp.	7.6%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Tesla, Inc.	3.2%
Alphabet, Inc., Class C, NVS	2.8%
Eli Lilly & Co.	2.3%
Costco Wholesale Corp.	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Investor C Shares | BMCCX
Annual Shareholder Report — May 31, 2025
BMCCX-05/25-AR

BlackRock Advantage Large Cap Growth Fund
Class K Shares | BMCKX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$62	0.57%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 17.96%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Smart money sentiment insights that track hedge fund positioning at prime brokers supported successful positioning in industrials as supply chain bottlenecks cleared and capital goods orders recovered. Text-based sentiment measures drawn from broker reports proved additive within consumer discretionary, where steady wage growth and renewed appetite for travel and leisure kept spending resilient. A macro insight that monitors private market equity offering activity contributed in financials, benefiting returns as capital raising picked up on improved market sentiment during the spring rally.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled within healthcare, as valuation-driven stocks lagged when the market rotated toward higher-growth narratives. Sentiment insights that compare bond market default risk with equity risk premiums underperformed in information technology, misreading the sector’s artificial intelligence-led advance while bond market credit spreads stayed wide. Finally, a macro model designed to block out short-term sentiment swings detracted in energy as volatile oil prices rendered its mean reversion signal ineffective.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	17.96%	16.17%	14.38%
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Growth Index	17.62	17.69	16.08
Key Fund statistics
Net Assets	$1,409,328,664
Number of Portfolio Holdings	150
Net Investment Advisory Fees	$6,641,969
Portfolio Turnover Rate	149%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Investor A Shares. The performance of the Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.9%
Consumer Discretionary	14.0%
Communication Services	12.3%
Health Care	7.9%
Financials	7.9%
Industrials	3.6%
Consumer Staples	3.5%
Real Estate	0.4%
Energy	0.4%
Materials	0.1%
Short-Term Securities	0.9%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	9.3%
Apple Inc.	7.7%
NVIDIA Corp.	7.6%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Tesla, Inc.	3.2%
Alphabet, Inc., Class C, NVS	2.8%
Eli Lilly & Co.	2.3%
Costco Wholesale Corp.	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Class K Shares | BMCKX
Annual Shareholder Report — May 31, 2025
BMCKX-05/25-AR

BlackRock Advantage Large Cap Growth Fund
Class R Shares | BMCRX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$122	1.12%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class R Shares returned 17.29%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Smart money sentiment insights that track hedge fund positioning at prime brokers supported successful positioning in industrials as supply chain bottlenecks cleared and capital goods orders recovered. Text-based sentiment measures drawn from broker reports proved additive within consumer discretionary, where steady wage growth and renewed appetite for travel and leisure kept spending resilient. A macro insight that monitors private market equity offering activity contributed in financials, benefiting returns as capital raising picked up on improved market sentiment during the spring rally.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled within healthcare, as valuation-driven stocks lagged when the market rotated toward higher-growth narratives. Sentiment insights that compare bond market default risk with equity risk premiums underperformed in information technology, misreading the sector’s artificial intelligence-led advance while bond market credit spreads stayed wide. Finally, a macro model designed to block out short-term sentiment swings detracted in energy as volatile oil prices rendered its mean reversion signal ineffective.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	17.29%	15.55%	13.82%
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Growth Index	17.62	17.69	16.08
Key Fund statistics
Net Assets	$1,409,328,664
Number of Portfolio Holdings	150
Net Investment Advisory Fees	$6,641,969
Portfolio Turnover Rate	149%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.9%
Consumer Discretionary	14.0%
Communication Services	12.3%
Health Care	7.9%
Financials	7.9%
Industrials	3.6%
Consumer Staples	3.5%
Real Estate	0.4%
Energy	0.4%
Materials	0.1%
Short-Term Securities	0.9%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	9.3%
Apple Inc.	7.7%
NVIDIA Corp.	7.6%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Tesla, Inc.	3.2%
Alphabet, Inc., Class C, NVS	2.8%
Eli Lilly & Co.	2.3%
Costco Wholesale Corp.	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Class R Shares | BMCRX
Annual Shareholder Report — May 31, 2025
BMCRX-05/25-AR

BlackRock Advantage Small Cap Core Fund
Institutional Shares | BDSIX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.50%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 0.21%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 2000® Index returned 1.19%.
What contributed to performance?
Fundamental quality measures that favor founder-led companies drove gains within financials, the Fund’s strongest contributor in sector terms. Sentiment insights that track persistent short-selling activity and seek to align with “smart” sellers added to returns in industrials, helping to identify companies benefiting from improving order flows as supply chain pressures eased. Fundamental insights based on high research and development spending relative to stock price contributed in information technology where smaller software and services firms continued to capitalize on demand driven by innovation.
What detracted from performance?
Fundamental measures that favor companies trading at low sales-to-enterprise-value ratios detracted in materials, where value-driven stock narratives remained under pressure. Another valuation insight that rewards high cash flow generation relative to enterprise value underperformed in energy, failing to offset the sector’s broad weakness. A macro signal that seeks to block out short-term sentiment swings struggled in consumer discretionary during the sector’s late-period downturn. Finally, the Fund employed derivatives, such as future’s contracts, which marginally detracted from results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	0.21%	9.74%	7.47%
Russell 3000® Index	13.12	15.34	12.21
Russell 2000® Index	1.19	9.64	6.64
Key Fund statistics
Net Assets	$3,967,156,900
Number of Portfolio Holdings	786
Net Investment Advisory Fees	$15,422,725
Portfolio Turnover Rate	88%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.2%
Industrials	16.9%
Health Care	16.9%
Information Technology	13.6%
Consumer Discretionary	10.5%
Real Estate	6.0%
Energy	4.1%
Materials	3.7%
Consumer Staples	3.7%
Communication Services	2.8%
Utilities	2.4%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(3.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.6%
CubeSmart	1.3%
ExlService Holdings, Inc.	0.8%
Houlihan Lokey, Inc., Class A	0.7%
Primoris Services Corp.	0.7%
MasTec, Inc.	0.7%
New Jersey Resources Corp.	0.6%
Enova International, Inc.	0.6%
Elastic NV	0.6%
Comfort Systems U.S.A., Inc.	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Core Fund
Institutional Shares | BDSIX
Annual Shareholder Report — May 31, 2025
BDSIX-05/25-AR

BlackRock Advantage Small Cap Core Fund
Investor A Shares | BDSAX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$75	0.75%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned (0.06)%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 2000® Index returned 1.19%.
What contributed to performance?
Fundamental quality measures that favor founder-led companies drove gains within financials, the Fund’s strongest contributor in sector terms. Sentiment insights that track persistent short-selling activity and seek to align with “smart” sellers added to returns in industrials, helping to identify companies benefiting from improving order flows as supply chain pressures eased. Fundamental insights based on high research and development spending relative to stock price contributed in information technology where smaller software and services firms continued to capitalize on demand driven by innovation.
What detracted from performance?
Fundamental measures that favor companies trading at low sales-to-enterprise-value ratios detracted in materials, where value-driven stock narratives remained under pressure. Another valuation insight that rewards high cash flow generation relative to enterprise value underperformed in energy, failing to offset the sector’s broad weakness. A macro signal that seeks to block out short-term sentiment swings struggled in consumer discretionary during the sector’s late-period downturn. Finally, the Fund employed derivatives, such as future’s contracts, which marginally detracted from results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	(0.06)%	9.45%	7.20%
Investor A Shares (with sales charge)	(5.31)	8.28	6.62
Russell 3000® Index	13.12	15.34	12.21
Russell 2000® Index	1.19	9.64	6.64
Key Fund statistics
Net Assets	$3,967,156,900
Number of Portfolio Holdings	786
Net Investment Advisory Fees	$15,422,725
Portfolio Turnover Rate	88%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.2%
Industrials	16.9%
Health Care	16.9%
Information Technology	13.6%
Consumer Discretionary	10.5%
Real Estate	6.0%
Energy	4.1%
Materials	3.7%
Consumer Staples	3.7%
Communication Services	2.8%
Utilities	2.4%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(3.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.6%
CubeSmart	1.3%
ExlService Holdings, Inc.	0.8%
Houlihan Lokey, Inc., Class A	0.7%
Primoris Services Corp.	0.7%
MasTec, Inc.	0.7%
New Jersey Resources Corp.	0.6%
Enova International, Inc.	0.6%
Elastic NV	0.6%
Comfort Systems U.S.A., Inc.	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Core Fund
Investor A Shares | BDSAX
Annual Shareholder Report — May 31, 2025
BDSAX-05/25-AR

BlackRock Advantage Small Cap Core Fund
Investor C Shares | BDSCX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$149	1.50%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned (0.82)%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 2000® Index returned 1.19%.
What contributed to performance?
Fundamental quality measures that favor founder-led companies drove gains within financials, the Fund’s strongest contributor in sector terms. Sentiment insights that track persistent short-selling activity and seek to align with “smart” sellers added to returns in industrials, helping to identify companies benefiting from improving order flows as supply chain pressures eased. Fundamental insights based on high research and development spending relative to stock price contributed in information technology where smaller software and services firms continued to capitalize on demand driven by innovation.
What detracted from performance?
Fundamental measures that favor companies trading at low sales-to-enterprise-value ratios detracted in materials, where value-driven stock narratives remained under pressure. Another valuation insight that rewards high cash flow generation relative to enterprise value underperformed in energy, failing to offset the sector’s broad weakness. A macro signal that seeks to block out short-term sentiment swings struggled in consumer discretionary during the sector’s late-period downturn. Finally, the Fund employed derivatives, such as future’s contracts, which marginally detracted from results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	(0.82)%	8.65%	6.55%
Investor C Shares (with sales charge)	(1.82)	8.65	6.55
Russell 3000® Index	13.12	15.34	12.21
Russell 2000® Index	1.19	9.64	6.64
Key Fund statistics
Net Assets	$3,967,156,900
Number of Portfolio Holdings	786
Net Investment Advisory Fees	$15,422,725
Portfolio Turnover Rate	88%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.2%
Industrials	16.9%
Health Care	16.9%
Information Technology	13.6%
Consumer Discretionary	10.5%
Real Estate	6.0%
Energy	4.1%
Materials	3.7%
Consumer Staples	3.7%
Communication Services	2.8%
Utilities	2.4%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(3.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.6%
CubeSmart	1.3%
ExlService Holdings, Inc.	0.8%
Houlihan Lokey, Inc., Class A	0.7%
Primoris Services Corp.	0.7%
MasTec, Inc.	0.7%
New Jersey Resources Corp.	0.6%
Enova International, Inc.	0.6%
Elastic NV	0.6%
Comfort Systems U.S.A., Inc.	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Core Fund
Investor C Shares | BDSCX
Annual Shareholder Report — May 31, 2025
BDSCX-05/25-AR

BlackRock Advantage Small Cap Core Fund
Class K Shares | BDSKX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$45	0.45%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 0.25%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 2000® Index returned 1.19%.
What contributed to performance?
Fundamental quality measures that favor founder-led companies drove gains within financials, the Fund’s strongest contributor in sector terms. Sentiment insights that track persistent short-selling activity and seek to align with “smart” sellers added to returns in industrials, helping to identify companies benefiting from improving order flows as supply chain pressures eased. Fundamental insights based on high research and development spending relative to stock price contributed in information technology where smaller software and services firms continued to capitalize on demand driven by innovation.
What detracted from performance?
Fundamental measures that favor companies trading at low sales-to-enterprise-value ratios detracted in materials, where value-driven stock narratives remained under pressure. Another valuation insight that rewards high cash flow generation relative to enterprise value underperformed in energy, failing to offset the sector’s broad weakness. A macro signal that seeks to block out short-term sentiment swings struggled in consumer discretionary during the sector’s late-period downturn. Finally, the Fund employed derivatives, such as future’s contracts, which marginally detracted from results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	0.25%	9.79%	7.52%
Russell 3000® Index	13.12	15.34	12.21
Russell 2000® Index	1.19	9.64	6.64
Key Fund statistics
Net Assets	$3,967,156,900
Number of Portfolio Holdings	786
Net Investment Advisory Fees	$15,422,725
Portfolio Turnover Rate	88%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.2%
Industrials	16.9%
Health Care	16.9%
Information Technology	13.6%
Consumer Discretionary	10.5%
Real Estate	6.0%
Energy	4.1%
Materials	3.7%
Consumer Staples	3.7%
Communication Services	2.8%
Utilities	2.4%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(3.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.6%
CubeSmart	1.3%
ExlService Holdings, Inc.	0.8%
Houlihan Lokey, Inc., Class A	0.7%
Primoris Services Corp.	0.7%
MasTec, Inc.	0.7%
New Jersey Resources Corp.	0.6%
Enova International, Inc.	0.6%
Elastic NV	0.6%
Comfort Systems U.S.A., Inc.	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Core Fund
Class K Shares | BDSKX
Annual Shareholder Report — May 31, 2025
BDSKX-05/25-AR

BlackRock Commodity Strategies Fund
Institutional Shares | BICSX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$74	0.72%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 5.40%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the Bloomberg Commodity Index Total ReturnSM returned 1.69%.
What contributed to performance?
The Fund’s holdings in commodity derivatives—which it uses to achieve exposure to physical commodities—contributed to absolute performance, as did its positions in gold stocks. The gold miners Agnico-Eagle Mines Ltd., Kinross Gold Corp., Wheaton Precious Metals Corp., Lundin Gold, Inc. and AngloGold Ashanti PLC were all among the top absolute performers thanks to the combination of rising gold prices and improving management of their operational costs. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The Fund’s position in the diversified mining company Glencore PLC, which was hurt by weak coal prices and concerns about the impact of U.S. tariffs, was a leading detractor from absolute performance. The pharmaceutical company Novo Nordisk A/S, which the Fund holds as part of its clinical nutrition theme, also detracted. The shares fell due to intensifying competition in the market for GLP-1 weight loss drugs. The paper and packaging company Graphic Packaging Holding Co. was a further detractor, as a slowdown in e-commerce growth dampened demand.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	5.40%	12.91%	4.53%
MSCI All Country World Index	13.65	13.37	9.25
Bloomberg Commodity Index Total ReturnSM	1.69	12.65	1.92
Key Fund statistics
Net Assets	$621,905,258
Number of Portfolio Holdings	182
Net Investment Advisory Fees	$3,514,241
Portfolio Turnover Rate	106%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	37.0%
Energy	12.5%
Short-Term Securities	50.8%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Nutrien Ltd.	4.4%
Corteva, Inc.	3.5%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.1%
Packaging Corp. of America	1.6%
Agnico Eagle Mines Ltd.	1.6%
Graphic Packaging Holding Co.	1.3%
Shell PLC	1.3%
Wheaton Precious Metals Corp.	1.3%
Mosaic Co. (The)	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Commodity Strategies Fund
Institutional Shares | BICSX
Annual Shareholder Report — May 31, 2025
BICSX-05/25-AR

BlackRock Commodity Strategies Fund
Investor A Shares | BCSAX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$99	0.97%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 5.06%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the Bloomberg Commodity Index Total ReturnSM returned 1.69%.
What contributed to performance?
The Fund’s holdings in commodity derivatives—which it uses to achieve exposure to physical commodities—contributed to absolute performance, as did its positions in gold stocks. The gold miners Agnico-Eagle Mines Ltd., Kinross Gold Corp., Wheaton Precious Metals Corp., Lundin Gold, Inc. and AngloGold Ashanti PLC were all among the top absolute performers thanks to the combination of rising gold prices and improving management of their operational costs. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The Fund’s position in the diversified mining company Glencore PLC, which was hurt by weak coal prices and concerns about the impact of U.S. tariffs, was a leading detractor from absolute performance. The pharmaceutical company Novo Nordisk A/S, which the Fund holds as part of its clinical nutrition theme, also detracted. The shares fell due to intensifying competition in the market for GLP-1 weight loss drugs. The paper and packaging company Graphic Packaging Holding Co. was a further detractor, as a slowdown in e-commerce growth dampened demand.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	5.06%	12.61%	4.25%
Investor A Shares (with sales charge)	(0.45)	11.41	3.69
MSCI All Country World Index	13.65	13.37	9.25
Bloomberg Commodity Index Total ReturnSM	1.69	12.65	1.92
Key Fund statistics
Net Assets	$621,905,258
Number of Portfolio Holdings	182
Net Investment Advisory Fees	$3,514,241
Portfolio Turnover Rate	106%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	37.0%
Energy	12.5%
Short-Term Securities	50.8%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Nutrien Ltd.	4.4%
Corteva, Inc.	3.5%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.1%
Packaging Corp. of America	1.6%
Agnico Eagle Mines Ltd.	1.6%
Graphic Packaging Holding Co.	1.3%
Shell PLC	1.3%
Wheaton Precious Metals Corp.	1.3%
Mosaic Co. (The)	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Commodity Strategies Fund
Investor A Shares | BCSAX
Annual Shareholder Report — May 31, 2025
BCSAX-05/25-AR

BlackRock Commodity Strategies Fund
Investor C Shares | BCSCX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$176	1.72%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 4.25%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the Bloomberg Commodity Index Total ReturnSM returned 1.69%.
What contributed to performance?
The Fund’s holdings in commodity derivatives—which it uses to achieve exposure to physical commodities—contributed to absolute performance, as did its positions in gold stocks. The gold miners Agnico-Eagle Mines Ltd., Kinross Gold Corp., Wheaton Precious Metals Corp., Lundin Gold, Inc. and AngloGold Ashanti PLC were all among the top absolute performers thanks to the combination of rising gold prices and improving management of their operational costs. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The Fund’s position in the diversified mining company Glencore PLC, which was hurt by weak coal prices and concerns about the impact of U.S. tariffs, was a leading detractor from absolute performance. The pharmaceutical company Novo Nordisk A/S, which the Fund holds as part of its clinical nutrition theme, also detracted. The shares fell due to intensifying competition in the market for GLP-1 weight loss drugs. The paper and packaging company Graphic Packaging Holding Co. was a further detractor, as a slowdown in e-commerce growth dampened demand.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	4.25%	11.78%	3.64%
Investor C Shares (with sales charge)	3.25	11.78	3.64
MSCI All Country World Index	13.65	13.37	9.25
Bloomberg Commodity Index Total ReturnSM	1.69	12.65	1.92
Key Fund statistics
Net Assets	$621,905,258
Number of Portfolio Holdings	182
Net Investment Advisory Fees	$3,514,241
Portfolio Turnover Rate	106%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	37.0%
Energy	12.5%
Short-Term Securities	50.8%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Nutrien Ltd.	4.4%
Corteva, Inc.	3.5%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.1%
Packaging Corp. of America	1.6%
Agnico Eagle Mines Ltd.	1.6%
Graphic Packaging Holding Co.	1.3%
Shell PLC	1.3%
Wheaton Precious Metals Corp.	1.3%
Mosaic Co. (The)	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Commodity Strategies Fund
Investor C Shares | BCSCX
Annual Shareholder Report — May 31, 2025
BCSCX-05/25-AR

BlackRock Commodity Strategies Fund
Class K Shares | BCSKX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$69	0.67%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 5.45%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the Bloomberg Commodity Index Total ReturnSM returned 1.69%.
What contributed to performance?
The Fund’s holdings in commodity derivatives—which it uses to achieve exposure to physical commodities—contributed to absolute performance, as did its positions in gold stocks. The gold miners Agnico-Eagle Mines Ltd., Kinross Gold Corp., Wheaton Precious Metals Corp., Lundin Gold, Inc. and AngloGold Ashanti PLC were all among the top absolute performers thanks to the combination of rising gold prices and improving management of their operational costs. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The Fund’s position in the diversified mining company Glencore PLC, which was hurt by weak coal prices and concerns about the impact of U.S. tariffs, was a leading detractor from absolute performance. The pharmaceutical company Novo Nordisk A/S, which the Fund holds as part of its clinical nutrition theme, also detracted. The shares fell due to intensifying competition in the market for GLP-1 weight loss drugs. The paper and packaging company Graphic Packaging Holding Co. was a further detractor, as a slowdown in e-commerce growth dampened demand.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	5.45%	12.95%	4.57%
MSCI All Country World Index	13.65	13.37	9.25
Bloomberg Commodity Index Total ReturnSM	1.69	12.65	1.92
Key Fund statistics
Net Assets	$621,905,258
Number of Portfolio Holdings	182
Net Investment Advisory Fees	$3,514,241
Portfolio Turnover Rate	106%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	37.0%
Energy	12.5%
Short-Term Securities	50.8%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Nutrien Ltd.	4.4%
Corteva, Inc.	3.5%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.1%
Packaging Corp. of America	1.6%
Agnico Eagle Mines Ltd.	1.6%
Graphic Packaging Holding Co.	1.3%
Shell PLC	1.3%
Wheaton Precious Metals Corp.	1.3%
Mosaic Co. (The)	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Commodity Strategies Fund
Class K Shares | BCSKX
Annual Shareholder Report — May 31, 2025
BCSKX-05/25-AR

BlackRock Energy Opportunities Fund
Institutional Shares | BACIX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$89	0.92%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned (7.60)%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the MSCI World Energy Index returned (7.34)%.
What contributed to performance?
The Fund’s holdings in energy distribution companies were notable contributors to absolute performance. The portfolio’s positions in this area were focused on companies with greater exposure to natural gas, liquid natural gas (“LNG”), and capabilities in the Permian Basin. Overweight positions in the distribution companies Williams Cos., TC Energy Corp., and Pembina Pipeline Corp. all contributed positively, as did the LNG exporter Cheniere Energy, Inc. Valuations for energy infrastructure assets generally increased due to expectations for rising U.S. power demand, as well as their lower sensitivity to crude oil prices. The Fund’s position in the uranium supplier Cameco Corp. also benefited from the outlook for growing power demand, together with anticipation of increased investment in nuclear power.
What detracted from performance?
Holdings in oil-related stocks were among the largest detractors. Oil prices fell sharply due to rising OPEC production and concerns that slower global growth would crimp demand. The Fund’s position in BP PLC detracted from returns, as did holdings in integrated energy companies such as Exxon Mobil Corp., Chevron Corp., and Total Energies SE. Holdings in energy exploration and production companies posted negative returns, as well. A position in ConocoPhillips, which was pressured by its bid for a competitor, also hurt absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	(7.60)%	18.18%	2.83%
MSCI All Country World Index	13.65	13.37	9.25
MSCI World Energy Index	(7.34)	17.73	3.66
Key Fund statistics
Net Assets	$264,678,340
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$2,294,865
Portfolio Turnover Rate	66%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	95.8%
Energy Equipment & Services	2.8%
Short-Term Securities	0.7%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.6%
Shell PLC	10.5%
Chevron Corp.	9.7%
TotalEnergies SE	7.1%
Canadian Natural Resources Ltd.	4.2%
Cheniere Energy, Inc.	4.1%
TC Energy Corp.	4.1%
Williams Cos., Inc. (The)	4.1%
Kinder Morgan, Inc.	3.8%
EOG Resources, Inc.	3.7%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Energy Opportunities Fund
Institutional Shares | BACIX
Annual Shareholder Report — May 31, 2025
BACIX-05/25-AR

BlackRock Energy Opportunities Fund
Investor A Shares | BACAX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$125	1.30%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned (8.00)%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the MSCI World Energy Index returned (7.34)%.
What contributed to performance?
The Fund’s holdings in energy distribution companies were notable contributors to absolute performance. The portfolio’s positions in this area were focused on companies with greater exposure to natural gas, liquid natural gas (“LNG”), and capabilities in the Permian Basin. Overweight positions in the distribution companies Williams Cos., TC Energy Corp., and Pembina Pipeline Corp. all contributed positively, as did the LNG exporter Cheniere Energy, Inc. Valuations for energy infrastructure assets generally increased due to expectations for rising U.S. power demand, as well as their lower sensitivity to crude oil prices. The Fund’s position in the uranium supplier Cameco Corp. also benefited from the outlook for growing power demand, together with anticipation of increased investment in nuclear power.
What detracted from performance?
Holdings in oil-related stocks were among the largest detractors. Oil prices fell sharply due to rising OPEC production and concerns that slower global growth would crimp demand. The Fund’s position in BP PLC detracted from returns, as did holdings in integrated energy companies such as Exxon Mobil Corp., Chevron Corp., and Total Energies SE. Holdings in energy exploration and production companies posted negative returns, as well. A position in ConocoPhillips, which was pressured by its bid for a competitor, also hurt absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	(8.00)%	17.70%	2.40%
Investor A Shares (with sales charge)	(12.83)	16.44	1.85
MSCI All Country World Index	13.65	13.37	9.25
MSCI World Energy Index	(7.34)	17.73	3.66
Key Fund statistics
Net Assets	$264,678,340
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$2,294,865
Portfolio Turnover Rate	66%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	95.8%
Energy Equipment & Services	2.8%
Short-Term Securities	0.7%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.6%
Shell PLC	10.5%
Chevron Corp.	9.7%
TotalEnergies SE	7.1%
Canadian Natural Resources Ltd.	4.2%
Cheniere Energy, Inc.	4.1%
TC Energy Corp.	4.1%
Williams Cos., Inc. (The)	4.1%
Kinder Morgan, Inc.	3.8%
EOG Resources, Inc.	3.7%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Energy Opportunities Fund
Investor A Shares | BACAX
Annual Shareholder Report — May 31, 2025
BACAX-05/25-AR

BlackRock Energy Opportunities Fund
Investor C Shares | BACCX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$191	2.00%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned (8.68)%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the MSCI World Energy Index returned (7.34)%.
What contributed to performance?
The Fund’s holdings in energy distribution companies were notable contributors to absolute performance. The portfolio’s positions in this area were focused on companies with greater exposure to natural gas, liquid natural gas (“LNG”), and capabilities in the Permian Basin. Overweight positions in the distribution companies Williams Cos., TC Energy Corp., and Pembina Pipeline Corp. all contributed positively, as did the LNG exporter Cheniere Energy, Inc. Valuations for energy infrastructure assets generally increased due to expectations for rising U.S. power demand, as well as their lower sensitivity to crude oil prices. The Fund’s position in the uranium supplier Cameco Corp. also benefited from the outlook for growing power demand, together with anticipation of increased investment in nuclear power.
What detracted from performance?
Holdings in oil-related stocks were among the largest detractors. Oil prices fell sharply due to rising OPEC production and concerns that slower global growth would crimp demand. The Fund’s position in BP PLC detracted from returns, as did holdings in integrated energy companies such as Exxon Mobil Corp., Chevron Corp., and Total Energies SE. Holdings in energy exploration and production companies posted negative returns, as well. A position in ConocoPhillips, which was pressured by its bid for a competitor, also hurt absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	(8.68)%	16.85%	1.81%
Investor C Shares (with sales charge)	(9.58)	16.85	1.81
MSCI All Country World Index	13.65	13.37	9.25
MSCI World Energy Index	(7.34)	17.73	3.66
Key Fund statistics
Net Assets	$264,678,340
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$2,294,865
Portfolio Turnover Rate	66%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	95.8%
Energy Equipment & Services	2.8%
Short-Term Securities	0.7%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.6%
Shell PLC	10.5%
Chevron Corp.	9.7%
TotalEnergies SE	7.1%
Canadian Natural Resources Ltd.	4.2%
Cheniere Energy, Inc.	4.1%
TC Energy Corp.	4.1%
Williams Cos., Inc. (The)	4.1%
Kinder Morgan, Inc.	3.8%
EOG Resources, Inc.	3.7%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Energy Opportunities Fund
Investor C Shares | BACCX
Annual Shareholder Report — May 31, 2025
BACCX-05/25-AR

BlackRock Health Sciences Opportunities Portfolio
Institutional Shares | SHSSX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$82	0.84%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned (5.77)%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 3000® Health Care Index returned (6.31)%.
What contributed to performance?
Boston Scientific Corp. was the largest contributor to the Fund’s absolute performance. Shares of the biotech company rallied on the strength of revenue and earnings growth that exceeded analysts’ expectations. Abbott Laboratories also contributed to returns due to strong sales and earnings growth, particularly in its medical devices and diabetes care segments, as well as robust performance in diagnostics and emerging markets. Gilead Sciences, Inc. further contributed to Fund returns. The company delivered strong financial results with upbeat guidance, and it announced positive clinical trial results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
UnitedHealth Group Inc. was the largest detractor. The health insurer’s stock fell due to a combination of surging medical costs, the abrupt resignation of its chief executive officer, the withdrawal of its 2025 earnings guidance, and reports of a U.S. Department of Justice probe into potential Medicare fraud. Eli Lilly & Co. also detracted from performance, primarily as a result of earnings misses and reduced guidance. Thermo Fisher Scientific Inc., which reduced its guidance due to ongoing weakness in China, macroeconomic headwinds, and the negative impact of new tariffs, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	(5.77)%	4.72%	7.46%
Russell 3000® Index	13.12	15.34	12.21
Russell 3000® Health Care Index	(6.31)	5.44	7.14
Key Fund statistics
Net Assets	$6,446,425,713
Number of Portfolio Holdings	131
Net Investment Advisory Fees	$52,207,307
Portfolio Turnover Rate	43%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	29.1%
Biotechnology	24.9%
Pharmaceuticals	20.5%
Health Care Providers & Services	15.2%
Life Sciences Tools & Services	6.2%
Financial Services	0.1%
Short-Term Securities	6.0%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	8.9%
Boston Scientific Corp.	6.7%
AbbVie, Inc.	6.0%
Abbott Laboratories	5.4%
UnitedHealth Group, Inc.	4.4%
Johnson & Johnson	4.1%
Stryker Corp.	4.0%
Amgen, Inc.	3.3%
Intuitive Surgical, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Institutional Shares | SHSSX
Annual Shareholder Report — May 31, 2025
SHSSX-05/25-AR

BlackRock Health Sciences Opportunities Portfolio
Service Shares | SHISX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$112	1.15%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Service Shares returned (6.08)%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 3000® Health Care Index returned (6.31)%.
What contributed to performance?
Boston Scientific Corp. was the largest contributor to the Fund’s absolute performance. Shares of the biotech company rallied on the strength of revenue and earnings growth that exceeded analysts’ expectations. Abbott Laboratories also contributed to returns due to strong sales and earnings growth, particularly in its medical devices and diabetes care segments, as well as robust performance in diagnostics and emerging markets. Gilead Sciences, Inc. further contributed to Fund returns. The company delivered strong financial results with upbeat guidance, and it announced positive clinical trial results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
UnitedHealth Group Inc. was the largest detractor. The health insurer’s stock fell due to a combination of surging medical costs, the abrupt resignation of its chief executive officer, the withdrawal of its 2025 earnings guidance, and reports of a U.S. Department of Justice probe into potential Medicare fraud. Eli Lilly & Co. also detracted from performance, primarily as a result of earnings misses and reduced guidance. Thermo Fisher Scientific Inc., which reduced its guidance due to ongoing weakness in China, macroeconomic headwinds, and the negative impact of new tariffs, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	(6.08)%	4.40%	7.14%
Russell 3000® Index	13.12	15.34	12.21
Russell 3000® Health Care Index	(6.31)	5.44	7.14
Key Fund statistics
Net Assets	$6,446,425,713
Number of Portfolio Holdings	131
Net Investment Advisory Fees	$52,207,307
Portfolio Turnover Rate	43%
Average annual total returns reflect reductions for service fees.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	29.1%
Biotechnology	24.9%
Pharmaceuticals	20.5%
Health Care Providers & Services	15.2%
Life Sciences Tools & Services	6.2%
Financial Services	0.1%
Short-Term Securities	6.0%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	8.9%
Boston Scientific Corp.	6.7%
AbbVie, Inc.	6.0%
Abbott Laboratories	5.4%
UnitedHealth Group, Inc.	4.4%
Johnson & Johnson	4.1%
Stryker Corp.	4.0%
Amgen, Inc.	3.3%
Intuitive Surgical, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Service Shares | SHISX
Annual Shareholder Report — May 31, 2025
SHISX-05/25-AR

BlackRock Health Sciences Opportunities Portfolio
Investor A Shares | SHSAX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$106	1.09%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned (6.03)%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 3000® Health Care Index returned (6.31)%.
What contributed to performance?
Boston Scientific Corp. was the largest contributor to the Fund’s absolute performance. Shares of the biotech company rallied on the strength of revenue and earnings growth that exceeded analysts’ expectations. Abbott Laboratories also contributed to returns due to strong sales and earnings growth, particularly in its medical devices and diabetes care segments, as well as robust performance in diagnostics and emerging markets. Gilead Sciences, Inc. further contributed to Fund returns. The company delivered strong financial results with upbeat guidance, and it announced positive clinical trial results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
UnitedHealth Group Inc. was the largest detractor. The health insurer’s stock fell due to a combination of surging medical costs, the abrupt resignation of its chief executive officer, the withdrawal of its 2025 earnings guidance, and reports of a U.S. Department of Justice probe into potential Medicare fraud. Eli Lilly & Co. also detracted from performance, primarily as a result of earnings misses and reduced guidance. Thermo Fisher Scientific Inc., which reduced its guidance due to ongoing weakness in China, macroeconomic headwinds, and the negative impact of new tariffs, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	(6.03)%	4.45%	7.17%
Investor A Shares (with sales charge)	(10.95)	3.33	6.60
Russell 3000® Index	13.12	15.34	12.21
Russell 3000® Health Care Index	(6.31)	5.44	7.14
Key Fund statistics
Net Assets	$6,446,425,713
Number of Portfolio Holdings	131
Net Investment Advisory Fees	$52,207,307
Portfolio Turnover Rate	43%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	29.1%
Biotechnology	24.9%
Pharmaceuticals	20.5%
Health Care Providers & Services	15.2%
Life Sciences Tools & Services	6.2%
Financial Services	0.1%
Short-Term Securities	6.0%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	8.9%
Boston Scientific Corp.	6.7%
AbbVie, Inc.	6.0%
Abbott Laboratories	5.4%
UnitedHealth Group, Inc.	4.4%
Johnson & Johnson	4.1%
Stryker Corp.	4.0%
Amgen, Inc.	3.3%
Intuitive Surgical, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Investor A Shares | SHSAX
Annual Shareholder Report — May 31, 2025
SHSAX-05/25-AR

BlackRock Health Sciences Opportunities Portfolio
Investor C Shares | SHSCX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$179	1.85%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned (6.73)%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 3000® Health Care Index returned (6.31)%.
What contributed to performance?
Boston Scientific Corp. was the largest contributor to the Fund’s absolute performance. Shares of the biotech company rallied on the strength of revenue and earnings growth that exceeded analysts’ expectations. Abbott Laboratories also contributed to returns due to strong sales and earnings growth, particularly in its medical devices and diabetes care segments, as well as robust performance in diagnostics and emerging markets. Gilead Sciences, Inc. further contributed to Fund returns. The company delivered strong financial results with upbeat guidance, and it announced positive clinical trial results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
UnitedHealth Group Inc. was the largest detractor. The health insurer’s stock fell due to a combination of surging medical costs, the abrupt resignation of its chief executive officer, the withdrawal of its 2025 earnings guidance, and reports of a U.S. Department of Justice probe into potential Medicare fraud. Eli Lilly & Co. also detracted from performance, primarily as a result of earnings misses and reduced guidance. Thermo Fisher Scientific Inc., which reduced its guidance due to ongoing weakness in China, macroeconomic headwinds, and the negative impact of new tariffs, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	(6.73)%	3.67%	6.55%
Investor C Shares (with sales charge)	(7.57)	3.67	6.55
Russell 3000® Index	13.12	15.34	12.21
Russell 3000® Health Care Index	(6.31)	5.44	7.14
Key Fund statistics
Net Assets	$6,446,425,713
Number of Portfolio Holdings	131
Net Investment Advisory Fees	$52,207,307
Portfolio Turnover Rate	43%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	29.1%
Biotechnology	24.9%
Pharmaceuticals	20.5%
Health Care Providers & Services	15.2%
Life Sciences Tools & Services	6.2%
Financial Services	0.1%
Short-Term Securities	6.0%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	8.9%
Boston Scientific Corp.	6.7%
AbbVie, Inc.	6.0%
Abbott Laboratories	5.4%
UnitedHealth Group, Inc.	4.4%
Johnson & Johnson	4.1%
Stryker Corp.	4.0%
Amgen, Inc.	3.3%
Intuitive Surgical, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Investor C Shares | SHSCX
Annual Shareholder Report — May 31, 2025
SHSCX-05/25-AR

BlackRock Health Sciences Opportunities Portfolio
Class K Shares | SHSKX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$73	0.75%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned (5.71)%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 3000® Health Care Index returned (6.31)%.
What contributed to performance?
Boston Scientific Corp. was the largest contributor to the Fund’s absolute performance. Shares of the biotech company rallied on the strength of revenue and earnings growth that exceeded analysts’ expectations. Abbott Laboratories also contributed to returns due to strong sales and earnings growth, particularly in its medical devices and diabetes care segments, as well as robust performance in diagnostics and emerging markets. Gilead Sciences, Inc. further contributed to Fund returns. The company delivered strong financial results with upbeat guidance, and it announced positive clinical trial results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
UnitedHealth Group Inc. was the largest detractor. The health insurer’s stock fell due to a combination of surging medical costs, the abrupt resignation of its chief executive officer, the withdrawal of its 2025 earnings guidance, and reports of a U.S. Department of Justice probe into potential Medicare fraud. Eli Lilly & Co. also detracted from performance, primarily as a result of earnings misses and reduced guidance. Thermo Fisher Scientific Inc., which reduced its guidance due to ongoing weakness in China, macroeconomic headwinds, and the negative impact of new tariffs, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	(5.71)%	4.81%	7.52%
Russell 3000® Index	13.12	15.34	12.21
Russell 3000® Health Care Index	(6.31)	5.44	7.14
Key Fund statistics
Net Assets	$6,446,425,713
Number of Portfolio Holdings	131
Net Investment Advisory Fees	$52,207,307
Portfolio Turnover Rate	43%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Performance shown prior to the Class K Shares inception date of June 8, 2016 is that of Investor A Shares. The performance of the Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	29.1%
Biotechnology	24.9%
Pharmaceuticals	20.5%
Health Care Providers & Services	15.2%
Life Sciences Tools & Services	6.2%
Financial Services	0.1%
Short-Term Securities	6.0%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	8.9%
Boston Scientific Corp.	6.7%
AbbVie, Inc.	6.0%
Abbott Laboratories	5.4%
UnitedHealth Group, Inc.	4.4%
Johnson & Johnson	4.1%
Stryker Corp.	4.0%
Amgen, Inc.	3.3%
Intuitive Surgical, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Class K Shares | SHSKX
Annual Shareholder Report — May 31, 2025
SHSKX-05/25-AR

BlackRock Health Sciences Opportunities Portfolio
Class R Shares | BHSRX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$139	1.44%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class R Shares returned (6.36)%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 3000® Health Care Index returned (6.31)%.
What contributed to performance?
Boston Scientific Corp. was the largest contributor to the Fund’s absolute performance. Shares of the biotech company rallied on the strength of revenue and earnings growth that exceeded analysts’ expectations. Abbott Laboratories also contributed to returns due to strong sales and earnings growth, particularly in its medical devices and diabetes care segments, as well as robust performance in diagnostics and emerging markets. Gilead Sciences, Inc. further contributed to Fund returns. The company delivered strong financial results with upbeat guidance, and it announced positive clinical trial results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
UnitedHealth Group Inc. was the largest detractor. The health insurer’s stock fell due to a combination of surging medical costs, the abrupt resignation of its chief executive officer, the withdrawal of its 2025 earnings guidance, and reports of a U.S. Department of Justice probe into potential Medicare fraud. Eli Lilly & Co. also detracted from performance, primarily as a result of earnings misses and reduced guidance. Thermo Fisher Scientific Inc., which reduced its guidance due to ongoing weakness in China, macroeconomic headwinds, and the negative impact of new tariffs, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	(6.36)%	4.08%	6.81%
Russell 3000® Index	13.12	15.34	12.21
Russell 3000® Health Care Index	(6.31)	5.44	7.14
Key Fund statistics
Net Assets	$6,446,425,713
Number of Portfolio Holdings	131
Net Investment Advisory Fees	$52,207,307
Portfolio Turnover Rate	43%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	29.1%
Biotechnology	24.9%
Pharmaceuticals	20.5%
Health Care Providers & Services	15.2%
Life Sciences Tools & Services	6.2%
Financial Services	0.1%
Short-Term Securities	6.0%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	8.9%
Boston Scientific Corp.	6.7%
AbbVie, Inc.	6.0%
Abbott Laboratories	5.4%
UnitedHealth Group, Inc.	4.4%
Johnson & Johnson	4.1%
Stryker Corp.	4.0%
Amgen, Inc.	3.3%
Intuitive Surgical, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Class R Shares | BHSRX
Annual Shareholder Report — May 31, 2025
BHSRX-05/25-AR

BlackRock High Equity Income Fund
Institutional Shares | BMCIX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$87	0.85%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 4.06%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Value Index returned 8.91%.
What contributed to performance?
The Fund utilizes an actively managed large-cap value approach that seeks to generate enhanced yield by combining dividend-paying equities with a single-stock covered call overlay. In doing so, the Fund utilizes derivatives known as equity-linked notes (“ELNs”), debt instruments with the potential for additional payouts tied to the return of a specific stock. The Fund’s primary objective is income generation, targeting a yield of around 8%, while investing in high-quality, attractively valued companies with a consistent dividend history.
Over the period, the use of ELNs had a positive impact on fund performance within the financials, industrials, consumer discretionary, healthcare, utilities, information technology, consumer staples, and communication services sectors.
What detracted from performance?
The use of ELNs had a negative impact on fund performance within the energy, materials, and real estate sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	4.06%	11.94%	6.93%
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Value Index	8.91	13.02	8.60
Key Fund statistics
Net Assets	$1,795,170,680
Number of Portfolio Holdings	180
Net Investment Advisory Fees	$14,049,604
Portfolio Turnover Rate	130%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock U.S. Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.6%
Health Care	16.1%
Industrials	12.6%
Information Technology	11.9%
Consumer Staples	8.7%
Communication Services	7.2%
Consumer Discretionary	6.9%
Materials	5.9%
Energy	5.1%
Utilities	3.8%
Real Estate	2.8%
Short-Term Securities	5.0%
Liabilities in Excess of Other Assets	(6.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Baxter International, Inc.	2.1%
Citigroup, Inc.	2.0%
Comcast Corp., Class A	2.0%
Cardinal Health, Inc.	1.9%
First Citizens BancShares, Inc., Class A	1.7%
WPP PLC	1.7%
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6%
SS&C Technologies Holdings, Inc.	1.5%
Wells Fargo & Co.	1.5%
JP Morgan Securities LLC (Wells Fargo & Co.), Series N0Q2	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Equity Income Fund
Institutional Shares | BMCIX
Annual Shareholder Report — May 31, 2025
BMCIX-05/25-AR

BlackRock High Equity Income Fund
Investor A Shares | BMEAX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$112	1.10%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 3.81%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Value Index returned 8.91%.
What contributed to performance?
The Fund utilizes an actively managed large-cap value approach that seeks to generate enhanced yield by combining dividend-paying equities with a single-stock covered call overlay. In doing so, the Fund utilizes derivatives known as equity-linked notes (“ELNs”), debt instruments with the potential for additional payouts tied to the return of a specific stock. The Fund’s primary objective is income generation, targeting a yield of around 8%, while investing in high-quality, attractively valued companies with a consistent dividend history.
Over the period, the use of ELNs had a positive impact on fund performance within the financials, industrials, consumer discretionary, healthcare, utilities, information technology, consumer staples, and communication services sectors.
What detracted from performance?
The use of ELNs had a negative impact on fund performance within the energy, materials, and real estate sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	3.81%	11.65%	6.64%
Investor A Shares (with sales charge)	(1.64)	10.45	6.07
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Value Index	8.91	13.02	8.60
Key Fund statistics
Net Assets	$1,795,170,680
Number of Portfolio Holdings	180
Net Investment Advisory Fees	$14,049,604
Portfolio Turnover Rate	130%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock U.S. Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.6%
Health Care	16.1%
Industrials	12.6%
Information Technology	11.9%
Consumer Staples	8.7%
Communication Services	7.2%
Consumer Discretionary	6.9%
Materials	5.9%
Energy	5.1%
Utilities	3.8%
Real Estate	2.8%
Short-Term Securities	5.0%
Liabilities in Excess of Other Assets	(6.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Baxter International, Inc.	2.1%
Citigroup, Inc.	2.0%
Comcast Corp., Class A	2.0%
Cardinal Health, Inc.	1.9%
First Citizens BancShares, Inc., Class A	1.7%
WPP PLC	1.7%
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6%
SS&C Technologies Holdings, Inc.	1.5%
Wells Fargo & Co.	1.5%
JP Morgan Securities LLC (Wells Fargo & Co.), Series N0Q2	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Equity Income Fund
Investor A Shares | BMEAX
Annual Shareholder Report — May 31, 2025
BMEAX-05/25-AR

BlackRock High Equity Income Fund
Investor C Shares | BMECX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$188	1.85%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 3.01%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Value Index returned 8.91%.
What contributed to performance?
The Fund utilizes an actively managed large-cap value approach that seeks to generate enhanced yield by combining dividend-paying equities with a single-stock covered call overlay. In doing so, the Fund utilizes derivatives known as equity-linked notes (“ELNs”), debt instruments with the potential for additional payouts tied to the return of a specific stock. The Fund’s primary objective is income generation, targeting a yield of around 8%, while investing in high-quality, attractively valued companies with a consistent dividend history.
Over the period, the use of ELNs had a positive impact on fund performance within the financials, industrials, consumer discretionary, healthcare, utilities, information technology, consumer staples, and communication services sectors.
What detracted from performance?
The use of ELNs had a negative impact on fund performance within the energy, materials, and real estate sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	3.01%	10.81%	6.01%
Investor C Shares (with sales charge)	2.05	10.81	6.01
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Value Index	8.91	13.02	8.60
Key Fund statistics
Net Assets	$1,795,170,680
Number of Portfolio Holdings	180
Net Investment Advisory Fees	$14,049,604
Portfolio Turnover Rate	130%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock U.S. Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.6%
Health Care	16.1%
Industrials	12.6%
Information Technology	11.9%
Consumer Staples	8.7%
Communication Services	7.2%
Consumer Discretionary	6.9%
Materials	5.9%
Energy	5.1%
Utilities	3.8%
Real Estate	2.8%
Short-Term Securities	5.0%
Liabilities in Excess of Other Assets	(6.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Baxter International, Inc.	2.1%
Citigroup, Inc.	2.0%
Comcast Corp., Class A	2.0%
Cardinal Health, Inc.	1.9%
First Citizens BancShares, Inc., Class A	1.7%
WPP PLC	1.7%
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6%
SS&C Technologies Holdings, Inc.	1.5%
Wells Fargo & Co.	1.5%
JP Morgan Securities LLC (Wells Fargo & Co.), Series N0Q2	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Equity Income Fund
Investor C Shares | BMECX
Annual Shareholder Report — May 31, 2025
BMECX-05/25-AR

BlackRock High Equity Income Fund
Class K Shares | BHEIX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$82	0.80%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 4.11%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Value Index returned 8.91%.
What contributed to performance?
The Fund utilizes an actively managed large-cap value approach that seeks to generate enhanced yield by combining dividend-paying equities with a single-stock covered call overlay. In doing so, the Fund utilizes derivatives known as equity-linked notes (“ELNs”), debt instruments with the potential for additional payouts tied to the return of a specific stock. The Fund’s primary objective is income generation, targeting a yield of around 8%, while investing in high-quality, attractively valued companies with a consistent dividend history.
Over the period, the use of ELNs had a positive impact on fund performance within the financials, industrials, consumer discretionary, healthcare, utilities, information technology, consumer staples, and communication services sectors.
What detracted from performance?
The use of ELNs had a negative impact on fund performance within the energy, materials, and real estate sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	4.11%	11.98%	6.95%
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Value Index	8.91	13.02	8.60
Key Fund statistics
Net Assets	$1,795,170,680
Number of Portfolio Holdings	180
Net Investment Advisory Fees	$14,049,604
Portfolio Turnover Rate	130%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock U.S. Opportunities Portfolio.
Performance shown prior to the Class K Shares inception date of April 21, 2020 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.6%
Health Care	16.1%
Industrials	12.6%
Information Technology	11.9%
Consumer Staples	8.7%
Communication Services	7.2%
Consumer Discretionary	6.9%
Materials	5.9%
Energy	5.1%
Utilities	3.8%
Real Estate	2.8%
Short-Term Securities	5.0%
Liabilities in Excess of Other Assets	(6.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Baxter International, Inc.	2.1%
Citigroup, Inc.	2.0%
Comcast Corp., Class A	2.0%
Cardinal Health, Inc.	1.9%
First Citizens BancShares, Inc., Class A	1.7%
WPP PLC	1.7%
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6%
SS&C Technologies Holdings, Inc.	1.5%
Wells Fargo & Co.	1.5%
JP Morgan Securities LLC (Wells Fargo & Co.), Series N0Q2	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Equity Income Fund
Class K Shares | BHEIX
Annual Shareholder Report — May 31, 2025
BHEIX-05/25-AR

BlackRock Mid-Cap Growth Equity Portfolio
Institutional Shares | CMGIX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$84	0.80%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 9.90%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell Midcap® Growth Index returned 23.23%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the industrials, financials and consumer discretionary sectors. In industrials, holdings in the aerospace and defense industry proved beneficial, most notably exposure to a provider of public safety equipment. In financials, positioning in capital markets was most additive, led by exposure to a financial technology platform. Finally, in consumer discretionary, positioning in the diversified consumer services industry contributed, most notably holdings of an educational technology company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the healthcare, utilities and materials sectors. In healthcare, positioning in the life sciences tools and services industry detracted, in particular exposure to a provider of pharmaceutical packaging. In utilities, positioning in independent power and renewable electricity providers weighed on return, most notably holdings of a power generation company. Finally, in materials, positioning in the construction materials industry detracted, most notably holdings of a construction company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	9.90%	6.52%	10.61%
Russell 1000® Index	13.73	15.66	12.58
Russell Midcap® Growth Index	23.23	12.22	11.47
Key Fund statistics
Net Assets	$8,649,804,136
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$64,983,827
Portfolio Turnover Rate	87%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.3%
Industrials	20.3%
Financials	14.0%
Health Care	12.6%
Consumer Discretionary	9.9%
Communication Services	6.9%
Real Estate	1.5%
Energy	1.5%
Materials	0.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	(4.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	6.2%
Palantir Technologies, Inc., Class A	5.8%
Axon Enterprise, Inc.	4.5%
Vertiv Holdings Co., Class A	3.4%
HEICO Corp.	3.3%
Dexcom, Inc.	3.3%
Ares Management Corp., Class A	3.1%
Cloudflare, Inc., Class A	3.0%
Howmet Aerospace, Inc.	2.8%
Live Nation Entertainment, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Institutional Shares | CMGIX
Annual Shareholder Report — May 31, 2025
CMGIX-05/25-AR

BlackRock Mid-Cap Growth Equity Portfolio
Service Shares | CMGSX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$110	1.05%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Service Shares returned 9.58%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell Midcap® Growth Index returned 23.23%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the industrials, financials and consumer discretionary sectors. In industrials, holdings in the aerospace and defense industry proved beneficial, most notably exposure to a provider of public safety equipment. In financials, positioning in capital markets was most additive, led by exposure to a financial technology platform. Finally, in consumer discretionary, positioning in the diversified consumer services industry contributed, most notably holdings of an educational technology company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the healthcare, utilities and materials sectors. In healthcare, positioning in the life sciences tools and services industry detracted, in particular exposure to a provider of pharmaceutical packaging. In utilities, positioning in independent power and renewable electricity providers weighed on return, most notably holdings of a power generation company. Finally, in materials, positioning in the construction materials industry detracted, most notably holdings of a construction company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	9.58%	6.26%	10.34%
Russell 1000® Index	13.73	15.66	12.58
Russell Midcap® Growth Index	23.23	12.22	11.47
Key Fund statistics
Net Assets	$8,649,804,136
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$64,983,827
Portfolio Turnover Rate	87%
Average annual total returns reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.3%
Industrials	20.3%
Financials	14.0%
Health Care	12.6%
Consumer Discretionary	9.9%
Communication Services	6.9%
Real Estate	1.5%
Energy	1.5%
Materials	0.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	(4.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	6.2%
Palantir Technologies, Inc., Class A	5.8%
Axon Enterprise, Inc.	4.5%
Vertiv Holdings Co., Class A	3.4%
HEICO Corp.	3.3%
Dexcom, Inc.	3.3%
Ares Management Corp., Class A	3.1%
Cloudflare, Inc., Class A	3.0%
Howmet Aerospace, Inc.	2.8%
Live Nation Entertainment, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Service Shares | CMGSX
Annual Shareholder Report — May 31, 2025
CMGSX-05/25-AR

BlackRock Mid-Cap Growth Equity Portfolio
Investor A Shares | BMGAX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$110	1.05%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 9.61%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell Midcap® Growth Index returned 23.23%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the industrials, financials and consumer discretionary sectors. In industrials, holdings in the aerospace and defense industry proved beneficial, most notably exposure to a provider of public safety equipment. In financials, positioning in capital markets was most additive, led by exposure to a financial technology platform. Finally, in consumer discretionary, positioning in the diversified consumer services industry contributed, most notably holdings of an educational technology company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the healthcare, utilities and materials sectors. In healthcare, positioning in the life sciences tools and services industry detracted, in particular exposure to a provider of pharmaceutical packaging. In utilities, positioning in independent power and renewable electricity providers weighed on return, most notably holdings of a power generation company. Finally, in materials, positioning in the construction materials industry detracted, most notably holdings of a construction company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	9.61%	6.26%	10.30%
Investor A Shares (with sales charge)	3.85	5.12	9.71
Russell 1000® Index	13.73	15.66	12.58
Russell Midcap® Growth Index	23.23	12.22	11.47
Key Fund statistics
Net Assets	$8,649,804,136
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$64,983,827
Portfolio Turnover Rate	87%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.3%
Industrials	20.3%
Financials	14.0%
Health Care	12.6%
Consumer Discretionary	9.9%
Communication Services	6.9%
Real Estate	1.5%
Energy	1.5%
Materials	0.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	(4.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	6.2%
Palantir Technologies, Inc., Class A	5.8%
Axon Enterprise, Inc.	4.5%
Vertiv Holdings Co., Class A	3.4%
HEICO Corp.	3.3%
Dexcom, Inc.	3.3%
Ares Management Corp., Class A	3.1%
Cloudflare, Inc., Class A	3.0%
Howmet Aerospace, Inc.	2.8%
Live Nation Entertainment, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Investor A Shares | BMGAX
Annual Shareholder Report — May 31, 2025
BMGAX-05/25-AR

BlackRock Mid-Cap Growth Equity Portfolio
Investor C Shares | BMGCX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$188	1.80%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 8.82%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell Midcap® Growth Index returned 23.23%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the industrials, financials and consumer discretionary sectors. In industrials, holdings in the aerospace and defense industry proved beneficial, most notably exposure to a provider of public safety equipment. In financials, positioning in capital markets was most additive, led by exposure to a financial technology platform. Finally, in consumer discretionary, positioning in the diversified consumer services industry contributed, most notably holdings of an educational technology company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the healthcare, utilities and materials sectors. In healthcare, positioning in the life sciences tools and services industry detracted, in particular exposure to a provider of pharmaceutical packaging. In utilities, positioning in independent power and renewable electricity providers weighed on return, most notably holdings of a power generation company. Finally, in materials, positioning in the construction materials industry detracted, most notably holdings of a construction company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	8.82%	5.47%	9.65%
Investor C Shares (with sales charge)	7.82	5.47	9.65
Russell 1000® Index	13.73	15.66	12.58
Russell Midcap® Growth Index	23.23	12.22	11.47
Key Fund statistics
Net Assets	$8,649,804,136
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$64,983,827
Portfolio Turnover Rate	87%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.3%
Industrials	20.3%
Financials	14.0%
Health Care	12.6%
Consumer Discretionary	9.9%
Communication Services	6.9%
Real Estate	1.5%
Energy	1.5%
Materials	0.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	(4.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	6.2%
Palantir Technologies, Inc., Class A	5.8%
Axon Enterprise, Inc.	4.5%
Vertiv Holdings Co., Class A	3.4%
HEICO Corp.	3.3%
Dexcom, Inc.	3.3%
Ares Management Corp., Class A	3.1%
Cloudflare, Inc., Class A	3.0%
Howmet Aerospace, Inc.	2.8%
Live Nation Entertainment, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Investor C Shares | BMGCX
Annual Shareholder Report — May 31, 2025
BMGCX-05/25-AR

BlackRock Mid-Cap Growth Equity Portfolio
Class K Shares | BMGKX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$75	0.71%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 9.97%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell Midcap® Growth Index returned 23.23%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the industrials, financials and consumer discretionary sectors. In industrials, holdings in the aerospace and defense industry proved beneficial, most notably exposure to a provider of public safety equipment. In financials, positioning in capital markets was most additive, led by exposure to a financial technology platform. Finally, in consumer discretionary, positioning in the diversified consumer services industry contributed, most notably holdings of an educational technology company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the healthcare, utilities and materials sectors. In healthcare, positioning in the life sciences tools and services industry detracted, in particular exposure to a provider of pharmaceutical packaging. In utilities, positioning in independent power and renewable electricity providers weighed on return, most notably holdings of a power generation company. Finally, in materials, positioning in the construction materials industry detracted, most notably holdings of a construction company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	9.97%	6.62%	10.70%
Russell 1000® Index	13.73	15.66	12.58
Russell Midcap® Growth Index	23.23	12.22	11.47
Key Fund statistics
Net Assets	$8,649,804,136
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$64,983,827
Portfolio Turnover Rate	87%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.3%
Industrials	20.3%
Financials	14.0%
Health Care	12.6%
Consumer Discretionary	9.9%
Communication Services	6.9%
Real Estate	1.5%
Energy	1.5%
Materials	0.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	(4.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	6.2%
Palantir Technologies, Inc., Class A	5.8%
Axon Enterprise, Inc.	4.5%
Vertiv Holdings Co., Class A	3.4%
HEICO Corp.	3.3%
Dexcom, Inc.	3.3%
Ares Management Corp., Class A	3.1%
Cloudflare, Inc., Class A	3.0%
Howmet Aerospace, Inc.	2.8%
Live Nation Entertainment, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Class K Shares | BMGKX
Annual Shareholder Report — May 31, 2025
BMGKX-05/25-AR

BlackRock Mid-Cap Growth Equity Portfolio
Class R Shares | BMRRX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$136	1.30%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class R Shares returned 9.34%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell Midcap® Growth Index returned 23.23%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the industrials, financials and consumer discretionary sectors. In industrials, holdings in the aerospace and defense industry proved beneficial, most notably exposure to a provider of public safety equipment. In financials, positioning in capital markets was most additive, led by exposure to a financial technology platform. Finally, in consumer discretionary, positioning in the diversified consumer services industry contributed, most notably holdings of an educational technology company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the healthcare, utilities and materials sectors. In healthcare, positioning in the life sciences tools and services industry detracted, in particular exposure to a provider of pharmaceutical packaging. In utilities, positioning in independent power and renewable electricity providers weighed on return, most notably holdings of a power generation company. Finally, in materials, positioning in the construction materials industry detracted, most notably holdings of a construction company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	9.34%	5.99%	10.03%
Russell 1000® Index	13.73	15.66	12.58
Russell Midcap® Growth Index	23.23	12.22	11.47
Key Fund statistics
Net Assets	$8,649,804,136
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$64,983,827
Portfolio Turnover Rate	87%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.3%
Industrials	20.3%
Financials	14.0%
Health Care	12.6%
Consumer Discretionary	9.9%
Communication Services	6.9%
Real Estate	1.5%
Energy	1.5%
Materials	0.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	(4.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	6.2%
Palantir Technologies, Inc., Class A	5.8%
Axon Enterprise, Inc.	4.5%
Vertiv Holdings Co., Class A	3.4%
HEICO Corp.	3.3%
Dexcom, Inc.	3.3%
Ares Management Corp., Class A	3.1%
Cloudflare, Inc., Class A	3.0%
Howmet Aerospace, Inc.	2.8%
Live Nation Entertainment, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Class R Shares | BMRRX
Annual Shareholder Report — May 31, 2025
BMRRX-05/25-AR

BlackRock SMID-Cap Growth Equity Fund
Institutional Shares | BSMDX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock SMID-Cap Growth Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$86	0.85%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 2.69%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 2500TM Growth Index returned 3.26%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the industrials, consumer discretionary and financials sectors. In industrials, holdings in the aerospace and defense industry proved beneficial, most notably exposure to a provider of public safety equipment. In consumer discretionary, positioning in the diversified consumer services industry contributed, most notably holdings of an educational technology company. Finally, in financials, positioning in capital markets was most additive, led by exposure to a financial technology platform.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the information technology, healthcare and consumer staples sectors. In information technology, positioning in the semiconductors and semiconductor equipment industry detracted, in particular exposure to a provider of semiconductor materials. In healthcare, positioning in life sciences tools and services weighed on returns, most notably holdings of a pharmaceutical packaging company. Finally, in consumer staples, positioning in the food products industry detracted, most notably holdings of a pet food company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 29, 2021 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	2.69%	(10.48)%
Russell 3000® Index	13.12	8.66
Russell 2500TM Growth Index	3.26	(2.32)
Key Fund statistics
Net Assets	$10,320,861
Number of Portfolio Holdings	91
Net Investment Advisory Fees	$47,699
Portfolio Turnover Rate	36%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
The Fund commenced operations on June 29, 2021.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	27.6%
Information Technology	23.3%
Consumer Discretionary	18.4%
Health Care	11.2%
Financials	8.2%
Communication Services	6.3%
Energy	2.8%
Real Estate	0.8%
Consumer Staples	0.7%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.9%
Comfort Systems U.S.A., Inc.	3.4%
Duolingo, Inc., Class A	3.1%
Tradeweb Markets, Inc., Class A	2.7%
Vertiv Holdings Co., Class A	2.5%
Carvana Co., Class A	2.4%
Galderma Group AG	2.4%
Live Nation Entertainment, Inc.	2.4%
Liberty Media Corp. - Liberty Formula One, Class C, NVS	2.3%
Planet Fitness, Inc., Class A	2.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain and planned changes to the Fund since May 31, 2024.
On February 20, 2025, the Fund’s Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on June 6, 2025, the Fund no longer accepted orders to purchase Fund shares. On June 13, 2025, all of the assets of the Fund were liquidated completely, the shares of any shareholders were redeemed at the net asset value per share and the Fund was terminated as a series of the Trust.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock SMID-Cap Growth Equity Fund
Institutional Shares | BSMDX
Annual Shareholder Report — May 31, 2025
BSMDX-05/25-AR

BlackRock SMID-Cap Growth Equity Fund
Investor A Shares | BSDAX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock SMID-Cap Growth Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$111	1.10%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 2.47%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 2500TM Growth Index returned 3.26%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the industrials, consumer discretionary and financials sectors. In industrials, holdings in the aerospace and defense industry proved beneficial, most notably exposure to a provider of public safety equipment. In consumer discretionary, positioning in the diversified consumer services industry contributed, most notably holdings of an educational technology company. Finally, in financials, positioning in capital markets was most additive, led by exposure to a financial technology platform.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the information technology, healthcare and consumer staples sectors. In information technology, positioning in the semiconductors and semiconductor equipment industry detracted, in particular exposure to a provider of semiconductor materials. In healthcare, positioning in life sciences tools and services weighed on returns, most notably holdings of a pharmaceutical packaging company. Finally, in consumer staples, positioning in the food products industry detracted, most notably holdings of a pet food company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 29, 2021 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	2.47%	(10.69)%
Investor A Shares (with sales charge)	(2.91)	(11.91)
Russell 3000® Index	13.12	8.66
Russell 2500TM Growth Index	3.26	(2.32)
Key Fund statistics
Net Assets	$10,320,861
Number of Portfolio Holdings	91
Net Investment Advisory Fees	$47,699
Portfolio Turnover Rate	36%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
The Fund commenced operations on June 29, 2021.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	27.6%
Information Technology	23.3%
Consumer Discretionary	18.4%
Health Care	11.2%
Financials	8.2%
Communication Services	6.3%
Energy	2.8%
Real Estate	0.8%
Consumer Staples	0.7%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.9%
Comfort Systems U.S.A., Inc.	3.4%
Duolingo, Inc., Class A	3.1%
Tradeweb Markets, Inc., Class A	2.7%
Vertiv Holdings Co., Class A	2.5%
Carvana Co., Class A	2.4%
Galderma Group AG	2.4%
Live Nation Entertainment, Inc.	2.4%
Liberty Media Corp. - Liberty Formula One, Class C, NVS	2.3%
Planet Fitness, Inc., Class A	2.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain and planned changes to the Fund since May 31, 2024.
On February 20, 2025, the Fund’s Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on June 6, 2025, the Fund no longer accepted orders to purchase Fund shares. On June 13, 2025, all of the assets of the Fund were liquidated completely, the shares of any shareholders were redeemed at the net asset value per share and the Fund was terminated as a series of the Trust.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock SMID-Cap Growth Equity Fund
Investor A Shares | BSDAX
Annual Shareholder Report — May 31, 2025
BSDAX-05/25-AR

BlackRock SMID-Cap Growth Equity Fund
Class K Shares | BSDKX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock SMID-Cap Growth Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$76	0.75%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 2.77%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 2500TM Growth Index returned 3.26%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the industrials, consumer discretionary and financials sectors. In industrials, holdings in the aerospace and defense industry proved beneficial, most notably exposure to a provider of public safety equipment. In consumer discretionary, positioning in the diversified consumer services industry contributed, most notably holdings of an educational technology company. Finally, in financials, positioning in capital markets was most additive, led by exposure to a financial technology platform.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the information technology, healthcare and consumer staples sectors. In information technology, positioning in the semiconductors and semiconductor equipment industry detracted, in particular exposure to a provider of semiconductor materials. In healthcare, positioning in life sciences tools and services weighed on returns, most notably holdings of a pharmaceutical packaging company. Finally, in consumer staples, positioning in the food products industry detracted, most notably holdings of a pet food company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 29, 2021 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	2.77%	(10.39)%
Russell 3000® Index	13.12	8.66
Russell 2500TM Growth Index	3.26	(2.32)
Key Fund statistics
Net Assets	$10,320,861
Number of Portfolio Holdings	91
Net Investment Advisory Fees	$47,699
Portfolio Turnover Rate	36%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
The Fund commenced operations on June 29, 2021.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	27.6%
Information Technology	23.3%
Consumer Discretionary	18.4%
Health Care	11.2%
Financials	8.2%
Communication Services	6.3%
Energy	2.8%
Real Estate	0.8%
Consumer Staples	0.7%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.9%
Comfort Systems U.S.A., Inc.	3.4%
Duolingo, Inc., Class A	3.1%
Tradeweb Markets, Inc., Class A	2.7%
Vertiv Holdings Co., Class A	2.5%
Carvana Co., Class A	2.4%
Galderma Group AG	2.4%
Live Nation Entertainment, Inc.	2.4%
Liberty Media Corp. - Liberty Formula One, Class C, NVS	2.3%
Planet Fitness, Inc., Class A	2.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain and planned changes to the Fund since May 31, 2024.
On February 20, 2025, the Fund’s Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on June 6, 2025, the Fund no longer accepted orders to purchase Fund shares. On June 13, 2025, all of the assets of the Fund were liquidated completely, the shares of any shareholders were redeemed at the net asset value per share and the Fund was terminated as a series of the Trust.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock SMID-Cap Growth Equity Fund
Class K Shares | BSDKX
Annual Shareholder Report — May 31, 2025
BSDKX-05/25-AR

BlackRock Technology Opportunities Fund
Institutional Shares | BGSIX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$99	0.92%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 16.22%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the MSCI All-Country World Information Technology 10/40 Index returned 15.75%.
What contributed to performance?
Broadcom, Inc., which benefited from significant growth in its artificial intelligence (“AI”) chip business as well as the successful integration of an acquisition, was the largest contributor to the Fund’s absolute performance. The semiconductor giant NVIDIA, Inc., which experienced rising demand for its AI-optimized graphics processing units in data centers, was also a top contributor. Spotify SA was an additional contributor of note. Shares of the music streaming application company rose on the strength of its first full year of profitability in 2024, a growing user base, and its efforts to augment monetization through price hikes and new subscription tiers.
What detracted from performance?
Micron Technology, Inc. was the largest detractor from returns. The stock declined as an oversupply of memory chips and slower demand in consumer electronics pressured prices and revenue growth. MongoDB, Inc. also detracted from performance, reflecting slower-than-expected revenue growth and disappointing financial guidance. The semiconductor company ASML NV, which reduced its revenue forecast due to excess semiconductor industry capacity, delayed orders from major clients, and weaker-than-expected demand outside the AI chip segment, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.22%	14.38%	18.83%
MSCI All Country World Index	13.65	13.37	9.25
MSCI All-Country World Information Technology 10/40 Index	15.75	18.64	18.14
MSCI All-Country World Information Technology Index	14.50	19.37	18.38
Key Fund statistics
Net Assets	$6,056,850,565
Number of Portfolio Holdings	74
Net Investment Advisory Fees	$44,166,278
Portfolio Turnover Rate	52%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The Fund’s returns shown prior to December 30, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	26.9%
Technology Hardware, Storage & Peripherals	6.8%
Broadline Retail	6.2%
Interactive Media & Services	6.0%
Entertainment	4.9%
IT Services	4.6%
Financial Services	3.3%
Professional Services	2.7%
Capital Markets	1.4%
Other#	3.7%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	8.5%
Broadcom, Inc.	6.7%
Apple Inc.	5.9%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.2%
Oracle Corp.	2.9%
Snowflake, Inc., Class A	2.6%
Cadence Design Systems, Inc.	2.4%
Mastercard, Inc., Class A	2.1%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Institutional Shares | BGSIX
Annual Shareholder Report — May 31, 2025
BGSIX-05/25-AR

BlackRock Technology Opportunities Fund
Service Shares | BSTSX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$126	1.17%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Service Shares returned 15.96%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the MSCI All-Country World Information Technology 10/40 Index returned 15.75%.
What contributed to performance?
Broadcom, Inc., which benefited from significant growth in its artificial intelligence (“AI”) chip business as well as the successful integration of an acquisition, was the largest contributor to the Fund’s absolute performance. The semiconductor giant NVIDIA, Inc., which experienced rising demand for its AI-optimized graphics processing units in data centers, was also a top contributor. Spotify SA was an additional contributor of note. Shares of the music streaming application company rose on the strength of its first full year of profitability in 2024, a growing user base, and its efforts to augment monetization through price hikes and new subscription tiers.
What detracted from performance?
Micron Technology, Inc. was the largest detractor from returns. The stock declined as an oversupply of memory chips and slower demand in consumer electronics pressured prices and revenue growth. MongoDB, Inc. also detracted from performance, reflecting slower-than-expected revenue growth and disappointing financial guidance. The semiconductor company ASML NV, which reduced its revenue forecast due to excess semiconductor industry capacity, delayed orders from major clients, and weaker-than-expected demand outside the AI chip segment, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	15.96%	14.10%	18.54%
MSCI All Country World Index	13.65	13.37	9.25
MSCI All-Country World Information Technology 10/40 Index	15.75	18.64	18.14
MSCI All-Country World Information Technology Index	14.50	19.37	18.38
Key Fund statistics
Net Assets	$6,056,850,565
Number of Portfolio Holdings	74
Net Investment Advisory Fees	$44,166,278
Portfolio Turnover Rate	52%
Average annual total returns reflect reductions for service fees.
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The Fund’s returns shown prior to December 30, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	26.9%
Technology Hardware, Storage & Peripherals	6.8%
Broadline Retail	6.2%
Interactive Media & Services	6.0%
Entertainment	4.9%
IT Services	4.6%
Financial Services	3.3%
Professional Services	2.7%
Capital Markets	1.4%
Other#	3.7%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	8.5%
Broadcom, Inc.	6.7%
Apple Inc.	5.9%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.2%
Oracle Corp.	2.9%
Snowflake, Inc., Class A	2.6%
Cadence Design Systems, Inc.	2.4%
Mastercard, Inc., Class A	2.1%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Service Shares | BSTSX
Annual Shareholder Report — May 31, 2025
BSTSX-05/25-AR

BlackRock Technology Opportunities Fund
Investor A Shares | BGSAX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$126	1.17%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 15.96%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the MSCI All-Country World Information Technology 10/40 Index returned 15.75%.
What contributed to performance?
Broadcom, Inc., which benefited from significant growth in its artificial intelligence (“AI”) chip business as well as the successful integration of an acquisition, was the largest contributor to the Fund’s absolute performance. The semiconductor giant NVIDIA, Inc., which experienced rising demand for its AI-optimized graphics processing units in data centers, was also a top contributor. Spotify SA was an additional contributor of note. Shares of the music streaming application company rose on the strength of its first full year of profitability in 2024, a growing user base, and its efforts to augment monetization through price hikes and new subscription tiers.
What detracted from performance?
Micron Technology, Inc. was the largest detractor from returns. The stock declined as an oversupply of memory chips and slower demand in consumer electronics pressured prices and revenue growth. MongoDB, Inc. also detracted from performance, reflecting slower-than-expected revenue growth and disappointing financial guidance. The semiconductor company ASML NV, which reduced its revenue forecast due to excess semiconductor industry capacity, delayed orders from major clients, and weaker-than-expected demand outside the AI chip segment, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	15.96%	14.10%	18.52%
Investor A Shares (with sales charge)	9.88	12.87	17.88
MSCI All Country World Index	13.65	13.37	9.25
MSCI All-Country World Information Technology 10/40 Index	15.75	18.64	18.14
MSCI All-Country World Information Technology Index	14.50	19.37	18.38
Key Fund statistics
Net Assets	$6,056,850,565
Number of Portfolio Holdings	74
Net Investment Advisory Fees	$44,166,278
Portfolio Turnover Rate	52%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The Fund’s returns shown prior to December 30, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	26.9%
Technology Hardware, Storage & Peripherals	6.8%
Broadline Retail	6.2%
Interactive Media & Services	6.0%
Entertainment	4.9%
IT Services	4.6%
Financial Services	3.3%
Professional Services	2.7%
Capital Markets	1.4%
Other#	3.7%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	8.5%
Broadcom, Inc.	6.7%
Apple Inc.	5.9%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.2%
Oracle Corp.	2.9%
Snowflake, Inc., Class A	2.6%
Cadence Design Systems, Inc.	2.4%
Mastercard, Inc., Class A	2.1%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Investor A Shares | BGSAX
Annual Shareholder Report — May 31, 2025
BGSAX-05/25-AR

BlackRock Technology Opportunities Fund
Investor C Shares | BGSCX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$205	1.91%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 15.15%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the MSCI All-Country World Information Technology 10/40 Index returned 15.75%.
What contributed to performance?
Broadcom, Inc., which benefited from significant growth in its artificial intelligence (“AI”) chip business as well as the successful integration of an acquisition, was the largest contributor to the Fund’s absolute performance. The semiconductor giant NVIDIA, Inc., which experienced rising demand for its AI-optimized graphics processing units in data centers, was also a top contributor. Spotify SA was an additional contributor of note. Shares of the music streaming application company rose on the strength of its first full year of profitability in 2024, a growing user base, and its efforts to augment monetization through price hikes and new subscription tiers.
What detracted from performance?
Micron Technology, Inc. was the largest detractor from returns. The stock declined as an oversupply of memory chips and slower demand in consumer electronics pressured prices and revenue growth. MongoDB, Inc. also detracted from performance, reflecting slower-than-expected revenue growth and disappointing financial guidance. The semiconductor company ASML NV, which reduced its revenue forecast due to excess semiconductor industry capacity, delayed orders from major clients, and weaker-than-expected demand outside the AI chip segment, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	15.15%	13.26%	17.81%
Investor C Shares (with sales charge)	14.15	13.26	17.81
MSCI All Country World Index	13.65	13.37	9.25
MSCI All-Country World Information Technology 10/40 Index	15.75	18.64	18.14
MSCI All-Country World Information Technology Index	14.50	19.37	18.38
Key Fund statistics
Net Assets	$6,056,850,565
Number of Portfolio Holdings	74
Net Investment Advisory Fees	$44,166,278
Portfolio Turnover Rate	52%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The Fund’s returns shown prior to December 30, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	26.9%
Technology Hardware, Storage & Peripherals	6.8%
Broadline Retail	6.2%
Interactive Media & Services	6.0%
Entertainment	4.9%
IT Services	4.6%
Financial Services	3.3%
Professional Services	2.7%
Capital Markets	1.4%
Other#	3.7%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	8.5%
Broadcom, Inc.	6.7%
Apple Inc.	5.9%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.2%
Oracle Corp.	2.9%
Snowflake, Inc., Class A	2.6%
Cadence Design Systems, Inc.	2.4%
Mastercard, Inc., Class A	2.1%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Investor C Shares | BGSCX
Annual Shareholder Report — May 31, 2025
BGSCX-05/25-AR

BlackRock Technology Opportunities Fund
Class K Shares | BTEKX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$90	0.83%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 16.33%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the MSCI All-Country World Information Technology 10/40 Index returned 15.75%.
What contributed to performance?
Broadcom, Inc., which benefited from significant growth in its artificial intelligence (“AI”) chip business as well as the successful integration of an acquisition, was the largest contributor to the Fund’s absolute performance. The semiconductor giant NVIDIA, Inc., which experienced rising demand for its AI-optimized graphics processing units in data centers, was also a top contributor. Spotify SA was an additional contributor of note. Shares of the music streaming application company rose on the strength of its first full year of profitability in 2024, a growing user base, and its efforts to augment monetization through price hikes and new subscription tiers.
What detracted from performance?
Micron Technology, Inc. was the largest detractor from returns. The stock declined as an oversupply of memory chips and slower demand in consumer electronics pressured prices and revenue growth. MongoDB, Inc. also detracted from performance, reflecting slower-than-expected revenue growth and disappointing financial guidance. The semiconductor company ASML NV, which reduced its revenue forecast due to excess semiconductor industry capacity, delayed orders from major clients, and weaker-than-expected demand outside the AI chip segment, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	16.33%	14.47%	18.88%
MSCI All Country World Index	13.65	13.37	9.25
MSCI All-Country World Information Technology 10/40 Index	15.75	18.64	18.14
MSCI All-Country World Information Technology Index	14.50	19.37	18.38
Key Fund statistics
Net Assets	$6,056,850,565
Number of Portfolio Holdings	74
Net Investment Advisory Fees	$44,166,278
Portfolio Turnover Rate	52%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The Fund’s returns shown prior to December 30, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Performance shown prior to the Class K Shares inception date of December 10, 2019 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	26.9%
Technology Hardware, Storage & Peripherals	6.8%
Broadline Retail	6.2%
Interactive Media & Services	6.0%
Entertainment	4.9%
IT Services	4.6%
Financial Services	3.3%
Professional Services	2.7%
Capital Markets	1.4%
Other#	3.7%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	8.5%
Broadcom, Inc.	6.7%
Apple Inc.	5.9%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.2%
Oracle Corp.	2.9%
Snowflake, Inc., Class A	2.6%
Cadence Design Systems, Inc.	2.4%
Mastercard, Inc., Class A	2.1%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Class K Shares | BTEKX
Annual Shareholder Report — May 31, 2025
BTEKX-05/25-AR

BlackRock Technology Opportunities Fund
Class R Shares | BGSRX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$153	1.42%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class R Shares returned 15.68%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the MSCI All-Country World Information Technology 10/40 Index returned 15.75%.
What contributed to performance?
Broadcom, Inc., which benefited from significant growth in its artificial intelligence (“AI”) chip business as well as the successful integration of an acquisition, was the largest contributor to the Fund’s absolute performance. The semiconductor giant NVIDIA, Inc., which experienced rising demand for its AI-optimized graphics processing units in data centers, was also a top contributor. Spotify SA was an additional contributor of note. Shares of the music streaming application company rose on the strength of its first full year of profitability in 2024, a growing user base, and its efforts to augment monetization through price hikes and new subscription tiers.
What detracted from performance?
Micron Technology, Inc. was the largest detractor from returns. The stock declined as an oversupply of memory chips and slower demand in consumer electronics pressured prices and revenue growth. MongoDB, Inc. also detracted from performance, reflecting slower-than-expected revenue growth and disappointing financial guidance. The semiconductor company ASML NV, which reduced its revenue forecast due to excess semiconductor industry capacity, delayed orders from major clients, and weaker-than-expected demand outside the AI chip segment, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	15.68%	13.81%	18.22%
MSCI All Country World Index	13.65	13.37	9.25
MSCI All-Country World Information Technology 10/40 Index	15.75	18.64	18.14
MSCI All-Country World Information Technology Index	14.50	19.37	18.38
Key Fund statistics
Net Assets	$6,056,850,565
Number of Portfolio Holdings	74
Net Investment Advisory Fees	$44,166,278
Portfolio Turnover Rate	52%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The Fund’s returns shown prior to December 30, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	26.9%
Technology Hardware, Storage & Peripherals	6.8%
Broadline Retail	6.2%
Interactive Media & Services	6.0%
Entertainment	4.9%
IT Services	4.6%
Financial Services	3.3%
Professional Services	2.7%
Capital Markets	1.4%
Other#	3.7%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	8.5%
Broadcom, Inc.	6.7%
Apple Inc.	5.9%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.2%
Oracle Corp.	2.9%
Snowflake, Inc., Class A	2.6%
Cadence Design Systems, Inc.	2.4%
Mastercard, Inc., Class A	2.1%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Class R Shares | BGSRX
Annual Shareholder Report — May 31, 2025
BGSRX-05/25-AR

BlackRock U.S. Insights Long/Short Equity Fund
Institutional Shares | BILSX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$158	1.61%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned (4.16)%.
  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 13.52%, and the Fund's customized benchmark, comprised of 50% S&P 500 Index and 50% ICE BofA 3 Month Treasury Bill Index returned 9.24%.
What contributed to performance?
Stock selection in financials, which was driven by fundamental quality measures and insights that evaluate sentiment among analysts and informed investors, contributed to absolute performance. The Fund used derivatives to implement its stock selection strategy. This aspect of the Fund’s positioning marginally contributed to results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The Fund’s holdings in consumer-related stocks posted negative absolute returns, due primarily to a tilt toward companies that focus on less affluent customers. Positioning in the healthcare sector also detracted, as certain holdings were adversely affected by headline events such as the presidential election result and the death of United Health Care’s chief executive officer. Stock selection in the artificial intelligence (“AI”) theme also detracted as the Fund’s positioning in this area, which was driven by company fundamentals, was out of step with the speculative environment. Specifically, the Fund was hurt by a short position in International Business Machines Corp.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 13, 2023 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	(4.16)%	8.14%
S&P 500® Index	13.52	18.32
50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index	9.24	11.75
Key Fund statistics
Net Assets	$11,827,528
Number of Portfolio Holdings	636
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	313%
The Fund commenced operations on June 13, 2023.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Information Technology	12.7%	6.0%	18.7%
Financials	9.5%	7.6%	17.1%
Health Care	9.2%	6.6%	15.8%
Industrials	7.7%	6.2%	13.9%
Energy	5.0%	4.0%	9.0%
Consumer Discretionary	4.8%	1.8%	6.6%
Utilities	3.0%	2.6%	5.6%
Communication Services	3.8%	0.9%	4.7%
Real Estate	1.8%	1.9%	3.7%
Consumer Staples	1.6%	1.8%	3.4%
Materials	0.8%	0.7%	1.5%
	59.9	40.1	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock U.S. Insights Long/Short Equity Fund
Institutional Shares | BILSX
Annual Shareholder Report — May 31, 2025
BILSX-05/25-AR

BlackRock U.S. Insights Long/Short Equity Fund
Investor A Shares | BALSX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$182	1.86%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned (4.27)%.
  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 13.52%, and the Fund's customized benchmark, comprised of 50% S&P 500 Index and 50% ICE BofA 3 Month Treasury Bill Index returned 9.24%.
What contributed to performance?
Stock selection in financials, which was driven by fundamental quality measures and insights that evaluate sentiment among analysts and informed investors, contributed to absolute performance. The Fund used derivatives to implement its stock selection strategy. This aspect of the Fund’s positioning marginally contributed to results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The Fund’s holdings in consumer-related stocks posted negative absolute returns, due primarily to a tilt toward companies that focus on less affluent customers. Positioning in the healthcare sector also detracted, as certain holdings were adversely affected by headline events such as the presidential election result and the death of United Health Care’s chief executive officer. Stock selection in the artificial intelligence (“AI”) theme also detracted as the Fund’s positioning in this area, which was driven by company fundamentals, was out of step with the speculative environment. Specifically, the Fund was hurt by a short position in International Business Machines Corp.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 13, 2023 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	(4.27)%	7.92%
Investor A Shares (with sales charge)	(9.30)	5.00
S&P 500® Index	13.52	18.32
50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index	9.24	11.75
Key Fund statistics
Net Assets	$11,827,528
Number of Portfolio Holdings	636
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	313%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund commenced operations on June 13, 2023.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Information Technology	12.7%	6.0%	18.7%
Financials	9.5%	7.6%	17.1%
Health Care	9.2%	6.6%	15.8%
Industrials	7.7%	6.2%	13.9%
Energy	5.0%	4.0%	9.0%
Consumer Discretionary	4.8%	1.8%	6.6%
Utilities	3.0%	2.6%	5.6%
Communication Services	3.8%	0.9%	4.7%
Real Estate	1.8%	1.9%	3.7%
Consumer Staples	1.6%	1.8%	3.4%
Materials	0.8%	0.7%	1.5%
	59.9	40.1	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock U.S. Insights Long/Short Equity Fund
Investor A Shares | BALSX
Annual Shareholder Report — May 31, 2025
BALSX-05/25-AR

BlackRock U.S. Insights Long/Short Equity Fund
Class K Shares | BKLSX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$153	1.56%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned (4.06)%.
  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 13.52%, and the Fund's customized benchmark, comprised of 50% S&P 500 Index and 50% ICE BofA 3 Month Treasury Bill Index returned 9.24%.
What contributed to performance?
Stock selection in financials, which was driven by fundamental quality measures and insights that evaluate sentiment among analysts and informed investors, contributed to absolute performance. The Fund used derivatives to implement its stock selection strategy. This aspect of the Fund’s positioning marginally contributed to results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The Fund’s holdings in consumer-related stocks posted negative absolute returns, due primarily to a tilt toward companies that focus on less affluent customers. Positioning in the healthcare sector also detracted, as certain holdings were adversely affected by headline events such as the presidential election result and the death of United Health Care’s chief executive officer. Stock selection in the artificial intelligence (“AI”) theme also detracted as the Fund’s positioning in this area, which was driven by company fundamentals, was out of step with the speculative environment. Specifically, the Fund was hurt by a short position in International Business Machines Corp.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 13, 2023 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	(4.06)%	8.21%
S&P 500® Index	13.52	18.32
50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index	9.24	11.75
Key Fund statistics
Net Assets	$11,827,528
Number of Portfolio Holdings	636
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	313%
The Fund commenced operations on June 13, 2023.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Information Technology	12.7%	6.0%	18.7%
Financials	9.5%	7.6%	17.1%
Health Care	9.2%	6.6%	15.8%
Industrials	7.7%	6.2%	13.9%
Energy	5.0%	4.0%	9.0%
Consumer Discretionary	4.8%	1.8%	6.6%
Utilities	3.0%	2.6%	5.6%
Communication Services	3.8%	0.9%	4.7%
Real Estate	1.8%	1.9%	3.7%
Consumer Staples	1.6%	1.8%	3.4%
Materials	0.8%	0.7%	1.5%
	59.9	40.1	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock U.S. Insights Long/Short Equity Fund
Class K Shares | BKLSX
Annual Shareholder Report — May 31, 2025
BKLSX-05/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Experts – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage International Fund	$33,928	$32,356	$0	$0	$16,300	$16,328	$388	$407
BlackRock Advantage Large Cap Growth Fund	$19,373	$18,476	$0	$0	$15,300	$15,288	$388	$407
BlackRock Advantage Small Cap Core Fund	$31,365	$29,913	$0	$0	$15,300	$15,288	$388	$407
BlackRock Commodity Strategies Fund	$48,073	$45,847	$0	$0	$22,900	$22,880	$388	$407
BlackRock Energy Opportunities Fund	$18,860	$17,987	$0	$0	$15,300	$15,288	$388	$407
BlackRock Health Sciences Opportunities Portfolio	$31,365	$29,913	$0	$0	$15,300	$15,288	$388	$407
BlackRock High Equity Income Fund	$22,755	$21,701	$0	$0	$15,300	$15,288	$388	$407
BlackRock Mid-Cap Growth Equity Portfolio	$19,168	$18,280	$0	$0	$15,300	$15,288	$388	$407
BlackRock SMID-Cap Growth Equity Fund	$19,168	$18,280	$0	$0	$15,300	$15,300	$388	$0
BlackRock Technology Opportunities Fund	$37,618	$35,876	$0	$0	$15,300	$15,288	$388	$407
BlackRock U.S. Insights Long/Short Equity Fund	$41,815	$39,884	$0	$0	$16,300	$16,328	$388	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with

BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage International Fund	$16,688	$16,735
BlackRock Advantage Large Cap Growth Fund	$15,688	$15,695
BlackRock Advantage Small Cap Core Fund	$15,688	$15,695
BlackRock Commodity Strategies Fund	$23,288	$23,287
BlackRock Energy Opportunities Fund	$15,688	$15,695
BlackRock Health Sciences Opportunities Portfolio	$15,688	$15,695
BlackRock High Equity Income Fund	$15,688	$15,695
BlackRock Mid-Cap Growth Equity Portfolio	$15,688	$15,695
BlackRock SMID-Cap Growth Equity Fund	$15,688	$15,300
BlackRock Technology Opportunities Fund	$15,688	$15,695
BlackRock U.S. Insights Long/Short Equity Fund	$16,688	$16,328

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous

Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

MAY 31, 2025

2025 Annual Financial Statements and Additional Information

BlackRock FundsSM

•	BlackRock Commodity Strategies Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Consolidated Schedule of Investments May 31, 2025	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 9.9%
CF Industries Holdings, Inc.	51,756	$4,694,787
Corteva, Inc.	305,833	21,652,976
Mosaic Co. (The)	218,144	7,883,724
Nutrien Ltd.	466,826	27,556,739

		61,788,226

Containers & Packaging — 5.9%
Graphic Packaging Holding Co.	367,689	8,170,050
International Paper Co.	113,908	5,445,941
Packaging Corp. of America	51,485	9,945,357
Smurfit WestRock PLC	302,038	13,087,307

		36,648,655

Energy Equipment & Services — 0.4%
TechnipFMC PLC	52,266	1,628,086
Tenaris SA	34,188	572,563

		2,200,649

Metals & Mining — 19.1%
Agnico Eagle Mines Ltd.	83,440	9,835,748
Alamos Gold, Inc., Class A	97,641	2,528,627
Alcoa Corp.	7,995	214,026
Allied Gold Corp.(a)(b)	60,407	865,378
Anglo American PLC	74,864	2,220,417
Anglogold Ashanti PLC	77,625	3,400,751
ArcelorMittal SA	38,859	1,178,119
Artemis Gold, Inc.(a)	54,008	860,681
Aya Gold & Silver, Inc.(a)	37,123	319,198
B2Gold Corp.	86,853	291,757
Barrick Mining Corp.	208,899	4,002,505
Bellevue Gold Ltd.(a)	1,241,388	798,241
BHP Group Ltd.	157,675	3,873,288
Blackstone Minerals Ltd.(a)(b)	849,513	41,070
Capricorn Metals Ltd.(a)	70,516	445,958
Capstone Copper Corp.(a)	62,371	338,136
Centerra Gold, Inc.	78,308	558,630
Chalice Mining Ltd.(a)(b)	86,228	64,337
Challenger Gold Ltd.(a)(b)	1,264,054	78,465
Champion Iron Ltd.	79,887	223,163
Develop Global Ltd.(a)	508,671	1,314,168
Discovery Silver Corp.(a)(b)	403,781	959,177
Dundee Precious Metals, Inc.	105,861	1,631,479
Eldorado Gold Corp.(a)(b)	122,987	2,470,809
Emerald Resources NL(a)	188,015	578,577
Endeavour Mining PLC	158,500	4,858,888
ERO Copper Corp.(a)(b)	9,170	129,497
FireFly Metals Ltd.(a)	421,590	296,688
First Quantum Minerals Ltd.(a)	37,332	553,036
Foran Mining Corp.(a)(b)	379,975	827,868
Founders Metals, Inc.(a)	230,890	736,910
Founders Metals, Inc.(a)(b)	17,684	56,440
Franco-Nevada Corp.	11,898	2,004,198
Freeport-McMoRan, Inc.	69,822	2,686,751
G Mining Ventures Corp.(a)(b)	107,483	1,592,254
Glencore PLC	694,519	2,642,606
Gold Fields Ltd., ADR	49,001	1,127,023
Grupo Mexico SAB de CV, Series B	136,329	753,338
IAMGOLD Corp.(a)(b)	165,429	1,134,843
Iluka Resources Ltd.	34,750	82,237
Ivanhoe Electric, Inc.(a)(b)	18,947	139,260
Ivanhoe Mines Ltd., Class A(a)	173,254	1,341,997
Kinross Gold Corp.	527,063	7,781,030
Lithium Royalty Corp.(a)(b)	52,658	197,609

Security	Shares	Value

Metals & Mining (continued)
Lundin Gold, Inc.	76,790	$3,710,384
Lundin Mining Corp.	33,590	317,947
Lynas Rare Earths Ltd.(a)	132,458	681,095
MAG Silver Corp.	46,249	868,127
Metals Acquisition Ltd. (Acquired 04/17/23, cost $615,000)(a)(c)	70,500	857,280
Newmont Corp.	141,152	7,441,533
NGEx Minerals Ltd.(a)	35,836	411,017
Nickel Industries Ltd.	1,120,175	494,500
Norsk Hydro ASA	168,064	921,335
Northern Star Resources Ltd.	417,132	5,672,461
Nucor Corp.	14,763	1,614,482
OR Royalties, Inc.	71,702	1,832,324
Pan American Silver Corp.	60,837	1,483,814
Polyus PJSC(a)(d)	462,520	6
Predictive Discovery Ltd.(a)	2,536,639	631,507
Reliance, Inc.	552	161,637
Rio Tinto PLC	73,321	4,339,286
Robex Resources, Inc.(a)(b)	126,471	308,724
Rupert Resources Ltd.(a)(b)	62,411	231,935
Rupert Resources Ltd. (Acquired 02/24/23, cost $315,608)(a)(c)	91,372	339,561
Sigma Lithium Corp.(a)(b)	64,383	300,721
Skeena Resources Ltd.(a)(b)	36,579	468,582
Sociedad Minera Cerro Verde SAA	18,601	744,040
Solaris Resources, Inc.(a)	63,953	284,267
Solaris Resources, Inc.(a)	39,000	173,352
Southern Copper Corp.	9,076	825,099
Steel Dynamics, Inc.	13,368	1,645,200
Teck Resources Ltd., Class B	8,553	316,979
Titan Mining Corp.(a)	70,186	29,663
Titan Mining Corp.(a)	20,773	8,779
Torex Gold Resources, Inc.(a)	47,436	1,522,957
United States Steel Corp.	8,943	481,312
Vale SA, ADR	353,711	3,229,381
Valterra Platinum Ltd.	14,337	563,092
Wheaton Precious Metals Corp.	91,128	7,895,967

		118,843,524

Oil, Gas & Consumable Fuels — 12.1%
Cameco Corp.	20,650	1,208,644
Cameco Corp. (CAD)	23,615	1,382,467
Canadian Natural Resources Ltd.	106,522	3,234,431
Cheniere Energy, Inc.	13,522	3,204,579
Chevron Corp.	55,283	7,557,186
ConocoPhillips	22,909	1,955,283
EOG Resources, Inc.	26,153	2,839,431
EQT Corp.	33,185	1,829,489
Exxon Mobil Corp.	148,900	15,232,470
Gazprom PJSC(a)(d)	712,200	92
Gaztransport Et Technigaz SA	3,799	705,962
Hess Corp.	14,529	1,920,589
Kinder Morgan, Inc.	105,328	2,953,397
Kosmos Energy Ltd.(a)	198,012	328,700
Pembina Pipeline Corp.	39,927	1,496,299
Permian Resources Corp., Class A	137,526	1,734,203
Shell PLC	245,843	8,111,572
Suncor Energy, Inc.	60,428	2,148,346
Targa Resources Corp.	14,506	2,290,933
TC Energy Corp.	62,596	3,171,877
TotalEnergies SE	93,979	5,532,371
Tourmaline Oil Corp.	24,110	1,087,133

4	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) May 31, 2025	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	17,365	$2,239,564
Williams Cos., Inc. (The)	52,094	3,152,208

		75,317,226

Paper & Forest Products — 2.1%
Mondi PLC	337,667	5,492,483
UPM-Kymmene Oyj	268,327	7,426,552

		12,919,035

Total Common Stocks — 49.5% (Cost: $239,951,757)		307,717,315

Rights

Metals & Mining — 0.0%
Kincross Gold Corp., CVR(a)	11,812	8,387

Total Rights — 0.0% (Cost: $ —)		8,387

Warrants(a)

Metals & Mining — 0.0%
Robex Resources, Inc., (Issued 07/10/24/Exercisable 07/10/25, 1 Share for 1 Warrant, Expires 06/27/26, Strike Price CAD 2.55)	124,394	67,982

Total Warrants — 0.0% (Cost: $2)		67,982

Total Long-Term Investments — 49.5% (Cost: $239,951,759)		307,793,684

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	6,933,021	6,935,794
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(e)(f)	7,285,557	7,285,557

		14,221,351

Security		Par (000)	Value

U.S. Treasury Obligations(h) — 48.5%
U.S. Treasury Bills, 4.27%, 08/28/25	USD	305,000	$301,874,619

Total Short-Term Securities — 50.8% (Cost: $316,071,028)			316,095,970

Total Investments — 100.3% (Cost: $556,022,787)			623,889,654

Liabilities in Excess of Other Assets — (0.3)%			(1,984,396)

Net Assets — 100.0%			$621,905,258

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,196,841, representing 0.2% of its net assets as of period end, and an original cost of $930,608.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(h)	Rates are discount rates or a range of discount rates as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,348,465	$586,708	(a)	$—	$161	$460	$6,935,794	6,933,021	$196,540	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,589,797	3,695,760	(a)	—	—	—	7,285,557	7,285,557	363,044		—

					$161	$460	$14,221,351		$559,584		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	5

Consolidated Schedule of Investments (continued) May 31, 2025	BlackRock Commodity Strategies Fund

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Reference	Frequency	Counterparty	Date		(000)	Value	(Received)	(Depreciation)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	07/01/25	USD	5,095	$(316,982)	$—	$(316,982)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Societe Generale SA	07/01/25	USD	14,386	(577,192)	—	(577,192)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	07/21/25	USD	49,195	(1,214,314)	—	(1,214,314)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale SA	07/21/25	USD	10,382	542,249	—	542,249
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale SA	07/21/25	USD	65,639	(2,077,525)	—	(2,077,525)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	07/31/25	USD	2,015	17,985	—	17,985
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	07/31/25	USD	658	(965)	—	(965)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	07/31/25	USD	3,421	(71,864)	—	(71,864)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	09/02/25	USD	2,045	(288,239)	—	(288,239)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRLIT	Quarterly	Merrill Lynch International	09/03/25	USD	2,254	268,497	—	268,497
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	09/30/25	USD	168	(3,406)	—	(3,406)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	10/14/25	USD	4,668	89,202	—	89,202
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	10/14/25	USD	14,704	(365,206)	—	(365,206)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	10/29/25	USD	425	(10,106)	—	(10,106)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	10/29/25	USD	712	(16,951)	—	(16,951)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	10/29/25	USD	612	(11,966)	—	(11,966)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale SA	10/29/25	USD	434	(6,246)	—	(6,246)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale SA	10/29/25	USD	135	4,868	—	4,868

6	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) May 31, 2025	BlackRock Commodity Strategies Fund

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund			Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Reference	Frequency	Counterparty	Date		(000)	Value	(Received)	(Depreciation)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	10/31/25	USD	3,492	$(4,911)	$—	$(4,911)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	10/31/25	USD	10,099	(211,072)	—	(211,072)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale SA	10/31/25	USD	2,208	99,574	—	99,574
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	12/02/25	USD	3,097	(61,603)	—	(61,603)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	12/22/25	USD	1,012	58,276	—	58,276
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	12/22/25	USD	612	(50,819)	—	(50,819)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	12/22/25	USD	1,156	(167,005)	—	(167,005)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	12/22/25	USD	960	(24,788)	—	(24,788)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale SA	12/22/25	USD	203	13,493	—	13,493
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	01/05/26	USD	261	14,597	—	14,597
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	01/05/26	USD	431	(1,129)	—	(1,129)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	01/20/26	USD	6,232	(181,769)	—	(181,769)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	01/21/26	USD	249	(835)	—	(835)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	01/21/26	USD	426	(6,810)	—	(6,810)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	01/21/26	USD	487	(14,806)	—	(14,806)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	01/21/26	USD	427	(12,412)	—	(12,412)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRLIT	Quarterly	Merrill Lynch International	01/21/26	USD	89	5,589	—	5,589
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	01/26/26	USD	1,354	(49,389)	—	(49,389)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	01/28/26	USD	2,508	(74,757)	—	(74,757)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	01/28/26	USD	10,363	(375,661)	—	(375,661)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	7

Consolidated Schedule of Investments (continued) May 31, 2025	BlackRock Commodity Strategies Fund

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund			Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Reference	Frequency	Counterparty	Date		(000)	Value	(Received)	(Depreciation)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	02/02/26	USD	2,261	$(1,381)	$—	$(1,381)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	02/26/26	USD	11,502	(244,077)	—	(244,077)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	03/02/26	USD	18,591	(554,113)	—	(554,113)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	03/16/26	USD	7,614	(205,162)	—	(205,162)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	03/23/26	USD	141	(4,246)	—	(4,246)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	03/31/26	USD	6,657	146,477	—	146,477
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	03/31/26	USD	4,851	(98,639)	—	(98,639)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale SA	03/31/26	USD	1,559	102,381	—	102,381
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	04/01/26	USD	15,467	(620,396)	—	(620,396)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	04/07/26	USD	9,788	(297,913)	—	(297,913)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	04/30/26	USD	435	3,933	—	3,933
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	04/30/26	USD	1,151	(1,610)	—	(1,610)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	04/30/26	USD	2,436	(50,901)	—	(50,901)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRLIT	Quarterly	Merrill Lynch International	04/30/26	USD	248	11,183	—	11,183
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	05/12/26	USD	391	6,353	—	6,353
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	05/12/26	USD	406	(25,382)	—	(25,382)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	05/12/26	USD	201	(1,546)	—	(1,546)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	05/12/26	USD	479	(11,224)	—	(11,224)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	05/12/26	USD	93	527	—	527
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	06/01/26	USD	2,787	(659)	—	(659)

8	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) May 31, 2025	BlackRock Commodity Strategies Fund

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund			Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Reference	Frequency	Counterparty	Date		(000)	Value	(Received)	(Depreciation)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	06/01/26	USD	2,180	$(515)	$—	$(515)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	06/01/26	USD	1,476	(349)	—	(349)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	06/01/26	USD	1,130	(267)	—	(267)
3-month U.S. Treasury Bill, 4.35%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	06/01/26	USD	177	(42)	—	(42)

								$(6,931,966)	$—	$(6,931,966)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Balances Reported in the Consolidated Statement of Assets and Liabilities for OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$1,385,184	$(8,317,150)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$ 1,385,184	$—	$—	$—	$—	$—	$1,385,184

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$ 8,317,150	$—	$—	$—	$—	$—	$8,317,150

For the period ended May 31, 2025, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$9,424,444	$—	$—	$—	$—	$—	$9,424,444

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$(9,887,146)	$—	$—	$—	$—	$—	$(9,887,146)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps:
Average notional value	$ 316,460,705

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (continued) May 31, 2025	BlackRock Commodity Strategies Fund

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Swaps — OTC(a)	$1,385,184	$8,317,150

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$1,385,184	$8,317,150

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$1,385,184	$8,317,150

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Goldman Sachs International(d)	$336,823	$(336,823)	$—	$—	$—
Macquarie Bank Ltd.(d)	527	(527)	—	—	—
Merrill Lynch International(d)	285,269	(285,269)	—	—	—
Societe Generale SA(d)	762,565	(762,565)	—	—	—

	$1,385,184	$(1,385,184)	$—	$—	$—

	$		$		$		$		$

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty		Derivatives Available for Offset(a)		Non-Cash Collateral Pledged(b)		Cash Collateral Pledged(b)		Net Amount of Derivative Liabilities(e)
Goldman Sachs International(d)		$1,540,228		$(336,823)		$—		$(810,000)		$393,405
JPMorgan Chase Bank N.A.(d)		1,872,670		—		—		(743,000)		1,129,670
Macquarie Bank Ltd.(d)		679,437		(527)		—		(440,000)		238,910
Merrill Lynch International(d)		1,563,852		(285,269)		—		(810,000)		468,583
Societe Generale SA(d)		2,660,963		(762,565)		—		(1,500,000)		398,398

		$8,317,150		$(1,385,184)		$—		$(4,303,000)		$2,628,966

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Represents derivatives owned by the BlackRock Cayman Commodity Strategies Fund, Ltd., a wholly-owed subsidiary of the Fund. See Note 1 of the Notes to Consolidated Financial Statements.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$61,788,226	$—	$—	$ 61,788,226
Containers & Packaging	36,648,655	—	—	36,648,655
Energy Equipment & Services	1,628,086	572,563	—	2,200,649
Metals & Mining	89,217,079	29,626,439	6	118,843,524

10	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (continued) May 31, 2025	BlackRock Commodity Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$60,967,229	$14,349,905	$92	$75,317,226
Paper & Forest Products	—	12,919,035	—	12,919,035

Rights	—	8,387	—	8,387

Warrants	67,982	—	—	67,982

Short-Term Securities
Money Market Funds	14,221,351	—	—	14,221,351
U.S. Treasury Obligations	—	301,874,619	—	301,874,619

	$264,538,608	$359,350,948	$98	$623,889,654

Derivative Financial Instruments(a)
Assets
Commodity Contracts	$—	$1,385,184	$—	$1,385,184
Liabilities
Commodity Contracts	—	(8,317,150)	—	(8,317,150)

	$—	$(6,931,966)	$—	$ (6,931,966)

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to consolidated financial statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Statement of Assets and Liabilities

May 31, 2025

BlackRock Commodity Strategies Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$609,668,303
Investments, at value — affiliated(c)	14,221,351
Cash	4,407,556
Cash pledged:
Collateral — OTC derivatives	4,303,000
Foreign currency, at value(d)	6,574
Receivables:
Investments sold	4,232,598
Securities lending income — affiliated	14,801
Capital shares sold	582,455
Dividends — unaffiliated	876,038
Dividends — affiliated	38,004
From the Manager	34,069
Unrealized appreciation on OTC swaps	1,385,184
Prepaid expenses	24,481

Total assets	639,794,414

LIABILITIES
Collateral on securities loaned	6,937,078
Payables:
Investments purchased	1,465,675
Administration fees	21,961
Capital shares redeemed	503,645
Deferred foreign capital gain tax	18,150
Investment advisory fees	268,647
Trustees’ and Officer’s fees	767
Other accrued expenses	294,849
Other affiliate fees	2,419
Professional fees	30,172
Service and distribution fees	28,643
Unrealized depreciation on OTC swaps	8,317,150

Total liabilities	17,889,156

Commitments and contingent liabilities

NET ASSETS	$621,905,258

NET ASSETS CONSIST OF:
Paid-in capital	$745,847,556
Accumulated loss	(123,942,298)

NET ASSETS	$621,905,258

(a) Investments, at cost — unaffiliated	$541,801,787
(b) Securities loaned, at value	$6,107,405
(c) Investments, at cost — affiliated	$14,221,000
(d) Foreign currency, at cost	$7,321

12	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Statement of Assets and Liabilities (continued)

May 31, 2025

BlackRock Commodity Strategies Fund

NET ASSET VALUE

Institutional
Net assets	$415,455,313

Shares outstanding	46,065,899

Net asset value	$9.02

Shares authorized	Unlimited

Par value	$0.001

Investor A
Net assets	$80,092,403

Shares outstanding	8,976,430

Net asset value	$8.92

Shares authorized	Unlimited

Par value	$0.001

Investor C
Net assets	$13,517,768

Shares outstanding	1,595,161

Net asset value	$8.47

Shares authorized	Unlimited

Par value	$0.001

Class K
Net assets	$112,839,774

Shares outstanding	12,502,697

Net asset value	$9.03

Shares authorized	Unlimited

Par value	$0.001

See notes to consolidated financial statements.

C O N S O L I D A T E D S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	13

Consolidated Statement of Operations

Year Ended May 31, 2025

BlackRock Commodity Strategies Fund

INVESTMENT INCOME
Dividends — unaffiliated	$7,042,912
Dividends — affiliated	363,044
Interest — unaffiliated	14,122,031
Securities lending income — affiliated — net	196,540
Foreign taxes withheld	(365,318)
Foreign withholding tax claims	239,348

Total investment income	21,598,557

EXPENSES
Investment advisory	3,925,160
Transfer agent — class specific	582,862
Service and distribution — class specific	357,919
Administration	265,736
Professional	173,172
Administration — class specific	126,676
Registration	82,949
Accounting services	71,146
Custodian	61,457
Printing and postage	59,221
Trustees and Officer	10,212
Miscellaneous	27,502

Total expenses excluding interest expense	5,744,012
Interest expense	2,741

Total expenses	5,746,753

Less:
Administration fees waived by the Manager — class specific	(126,676)
Fees waived and/or reimbursed by the Manager	(410,919)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(319,138)

Total expenses after fees waived and/or reimbursed	4,890,020

Net investment income	16,708,537

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	40,391,359
Investments — affiliated	161
Foreign currency transactions	(151,357)
Swaps	9,424,444

49,664,607

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(25,471,820)
Investments — affiliated	460
Foreign currency translations	9,996
Swaps	(9,887,146)

(35,348,510)

Net realized and unrealized gain	14,316,097

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,024,634

(a) Net of foreign capital gain tax of	$(2,180)
(b) Net of decrease in deferred foreign capital gain tax of	4,038

See notes to consolidated financial statements.

14	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Statements of Changes in Net Assets

	BlackRock Commodity Strategies Fund
	Year Ended 05/31/25	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,708,537	$28,148,890
Net realized gain (loss)	49,664,607	(42,586,702)
Net change in unrealized appreciation (depreciation)	(35,348,510)	112,403,648

Net increase in net assets resulting from operations	31,024,634	97,965,836

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(14,805,329)	(63,779,042)
Investor A	(2,746,975)	(9,950,222)
Investor C	(394,674)	(2,042,128)
Class K	(3,688,020)	(11,873,753)

Decrease in net assets resulting from distributions to shareholders	(21,634,998)	(87,645,145)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(67,563,123)	(456,087,656)

NET ASSETS
Total decrease in net assets	(58,173,487)	(445,766,965)
Beginning of year	680,078,745	1,125,845,710

End of year	$621,905,258	$680,078,745

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

C O N S O L I D A T E D S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	15

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Commodity Strategies Fund

	Institutional

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of year	$8.86	$8.62	$11.33	$9.22		$6.33

Net investment income(a)	0.23	0.28	0.22	0.09		0.07
Net realized and unrealized gain (loss)	0.23	0.73	(2.08)	2.27		2.88

Net increase (decrease) from investment operations	0.46	1.01	(1.86)	2.36		2.95

Distributions from net investment income(b)	(0.30)	(0.77)	(0.85)	(0.25)		(0.06)

Net asset value, end of year	$9.02	$8.86	$8.62	$11.33		$9.22

Total Return(c)
Based on net asset value	5.40%	12.30%	(16.46)%	26.31%		46.93%

Ratios to Average Net Assets(d)
Total expenses	0.87%	0.87%	0.83%	0.82%		0.90%

Total expenses after fees waived and/or reimbursed	0.72%	0.72%	0.72%	0.72%		0.72%

Net investment income	2.69%	3.35%	2.37%	0.95%		0.90%

Supplemental Data
Net assets, end of year (000)	$415,455	$463,551	$837,334	$2,061,348		$862,528

Portfolio turnover rate	106%	53%	78%	91	%(e)	58%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

16	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Commodity Strategies Fund (continued)

	Investor A

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of year	$8.77	$8.53	$11.23	$9.14		$6.28

Net investment income(a)	0.21	0.26	0.20	0.07		0.05
Net realized and unrealized gain (loss)	0.22	0.73	(2.07)	2.25		2.86

Net increase (decrease) from investment operations	0.43	0.99	(1.87)	2.32		2.91

Distributions from net investment income(b)	(0.28)	(0.75)	(0.83)	(0.23)		(0.05)

Net asset value, end of year	$8.92	$8.77	$8.53	$11.23		$9.14

Total Return(c)
Based on net asset value	5.06%	12.12%	(16.76)%	26.06%		46.53%

Ratios to Average Net Assets(d)
Total expenses	1.14%	1.12%	1.07%	1.13%		1.18%

Total expenses after fees waived and/or reimbursed	0.97%	0.97%	0.97%	0.97%		0.97%

Net investment income	2.44%	3.10%	2.15%	0.68%		0.62%

Supplemental Data
Net assets, end of year (000)	$80,092	$92,118	$120,674	$236,887		$127,923

Portfolio turnover rate	106%	53%	78%	91	%(e)	58%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	17

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Commodity Strategies Fund (continued)

	Investor C

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of year	$8.34	$8.13	$10.75	$8.78		$6.04

Net investment income (loss)(a)	0.14	0.19	0.13	(0.00	)(b)	(0.01)
Net realized and unrealized gain (loss)	0.20	0.69	(1.98)	2.15		2.75

Net increase (decrease) from investment operations	0.34	0.88	(1.85)	2.15		2.74

Distributions from net investment income(c)	(0.21)	(0.67)	(0.77)	(0.18)		(0.00	)(b)

Net asset value, end of year	$8.47	$8.34	$8.13	$10.75		$8.78

Total Return(d)
Based on net asset value	4.25%	11.29%	(17.34)%	25.06%		45.48%

Ratios to Average Net Assets(e)
Total expenses	1.88%	1.86%	1.80%	1.81%		1.96%

Total expenses after fees waived and/or reimbursed	1.72%	1.72%	1.72%	1.72%		1.72%

Net investment income (loss)	1.69%	2.34%	1.49%	(0.04)%		(0.15)%

Supplemental Data
Net assets, end of year (000)	$13,518	$16,586	$29,758	$42,138		$16,246

Portfolio turnover rate	106%	53%	78%	91	%(f)	58%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

18	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Commodity Strategies Fund (continued)

	Class K

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of year	$8.87	$8.62	$11.34	$9.22		$6.34

Net investment income(a)	0.24	0.29	0.23	0.10		0.06
Net realized and unrealized gain (loss)	0.22	0.74	(2.09)	2.27		2.89

Net increase (decrease) from investment operations	0.46	1.03	(1.86)	2.37		2.95

Distributions from net investment income(b)	(0.30)	(0.78)	(0.86)	(0.25)		(0.07)

Net asset value, end of year	$9.03	$8.87	$8.62	$11.34		$9.22

Total Return(c)
Based on net asset value	5.45%	12.49%	(16.48)%	26.47%		46.76%

Ratios to Average Net Assets(d)
Total expenses	0.76%	0.77%	0.72%	0.72%		0.80%

Total expenses after fees waived and/or reimbursed	0.67%	0.67%	0.67%	0.67%		0.67%

Net investment income	2.73%	3.40%	2.42%	1.02%		0.76%

Supplemental Data
Net assets, end of year (000)	$112,840	$107,825	$138,079	$312,639		$197,360

Portfolio turnover rate	106%	53%	78%	91	%(e)	58%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	19

Notes to Consolidated Financial Statements

1. ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Commodity Strategies Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional and Class K Shares	No	No		None

Investor A Shares	Yes	No	(a)	None

Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Commodity Strategies Fund, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The net liabilities of the Cayman Subsidiary as of period end were $(2,629,009), which is (0.42)% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.

2. SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2025, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

20	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Consolidated Financial Statements (continued)

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Consolidated Statement of Operations.

Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	21

Notes to Consolidated Financial Statements (continued)

•

Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may

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Notes to Consolidated Financial Statements (continued)

not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Barclays Capital, Inc.	$80,679	$(80,679)	$—	$—
BofA Securities, Inc.	14,573	(14,573)	—	—
Citigroup Global Markets, Inc.	2,301	(2,301)	—	—
J.P. Morgan Securities LLC	2,014,085	(2,014,085)	—	—
Morgan Stanley	1,712,823	(1,712,823)	—	—
SG Americas Securities LLC	2,282,944	(2,282,944)	—	—

	$6,107,405	$(6,107,405)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Consolidated Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

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Notes to Consolidated Financial Statements (continued)

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of Operations, including those at termination.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

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Notes to Consolidated Financial Statements (continued)

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees

First $1 billion	0.62%
$1 billion - $3 billion	0.58
$3 billion - $5 billion	0.56
$5 billion - $10 billion	0.54
Greater than $10 billion	0.53

The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Cayman Subsidiary.

With respect to the Fund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A
Investor C	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended May 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Total

Service and distribution – class specific	$210,324	$147,595	$357,919

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Consolidated Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended May 31, 2025, the Fund paid the following to the Manager in return for these services, which are included in administration – class specific in the Consolidated Statement of Operations:

	Institutional	Investor A	Investor C	Class K	Total

Administration – class specific	$85,470	$16,867	$2,959	$21,380	$126,676

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2025, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Consolidated Statement of Operations:

	Institutional	Investor A	Investor C	Class K	Total

Reimbursed amounts	$4	$3,742	$720	$239	$4,705

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Notes to Consolidated Financial Statements (continued)

For the year ended May 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Total
Transfer agent — class specific	$452,943	$108,955	$18,252	$2,712	$582,862

Other Fees: For the year ended May 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $3,400.

For the year ended May 31, 2025, affiliates received CDSCs as follows:

Share Class	Amounts

Investor A	$577
Investor C	1,695

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended May 31, 2025, the amount waived was $5,895.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended May 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C	Class K

0.72%	0.97%	1.72%	0.67%

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended May 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $405,024, which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Consolidated Statement of Operations. For the year ended May 31, 2025, class specific expense waivers and/or reimbursements were as follows:

	Institutional	Investor A	Investor C	Class K	Total

Administration fees waived by the Manager — class specific	$85,470	$16,867	$2,959	$21,380	$126,676
Transfer agent fees waived and/or reimbursed by the Manager — class specific	239,363	66,450	10,613	2,712	319,138

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

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Notes to Consolidated Financial Statements (continued)

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the year ended May 31, 2025, the Fund paid BIM $42,355 for securities lending agent services.

Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.

During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.

Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended May 31, 2025, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)

$ 129,597	$ —	$ —

7.	PURCHASES AND SALES

For the year ended May 31, 2025, purchases and sales of investments, excluding short-term securities, were $329,420,643 and $373,434,807, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of May 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.

The tax character of distributions paid was as follows:

	Year Ended 05/31/25	Year Ended 05/31/24

Ordinary income	$ 21,634,998	$ 87,645,145

As of May 31, 2025, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total

BlackRock Commodity Strategies Fund	$10,655,218	$(189,409,453)	$54,811,937	$(123,942,298)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the accounting for swap agreements, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	27

Notes to Consolidated Financial Statements (continued)

During the year ended May 31, 2025, the Fund utilized the following amount of its capital loss carryforward:

Fund Name	Utilized

BlackRock Commodity Strategies Fund	$31,158,849

As of May 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

BlackRock Commodity Strategies Fund	$562,136,982	$84,838,576	$(23,085,904)	$61,752,672

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2025, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and

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Notes to Consolidated Financial Statements (continued)

receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Consolidated Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 05/31/25		Year Ended 05/31/24
Share Class	Shares	Amount	Shares	Amount

Institutional
Shares sold	13,046,937	$113,453,641	16,238,591	$137,317,730
Shares issued in reinvestment of distributions	1,695,838	14,501,014	7,095,202	60,484,375
Shares redeemed	(20,988,453)	(182,164,245)	(68,198,567)	(578,220,648)

	(6,245,678)	$(54,209,590)	(44,864,774)	$(380,418,543)

Investor A
Shares sold and automatic conversion of shares	1,234,555	$10,669,009	1,577,748	$13,256,153
Shares issued in reinvestment of distributions	319,621	2,707,750	1,156,635	9,757,319
Shares redeemed	(3,082,856)	(26,596,176)	(6,373,307)	(53,134,580)

	(1,528,680)	$(13,219,417)	(3,638,924)	$(30,121,108)

Investor C
Shares sold	128,087	$1,055,437	162,325	$1,312,561
Shares issued in reinvestment of distributions	48,741	393,494	252,922	2,040,080
Shares redeemed and automatic conversion of shares	(570,677)	(4,633,882)	(2,085,435)	(16,739,947)

	(393,849)	$(3,184,951)	(1,670,188)	$(13,387,306)

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	29

Notes to Consolidated Financial Statements (continued)

	Year Ended 05/31/25		Year Ended 05/31/24
Share Class	Shares	Amount	Shares	Amount

Class K

Shares sold	3,597,413	$31,456,261	4,418,921	$37,807,441

Shares issued in reinvestment of distributions	430,520	3,684,290	1,393,260	11,870,505

Shares redeemed	(3,684,835)	(32,089,716)	(9,665,648)	(81,838,645)

	343,098	$3,050,835	(3,853,467)	$(32,160,699)

	(7,825,109)	$(67,563,123)	(54,027,353)	$(456,087,656)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Commodity Strategies Fund and the Board of Trustees of BlackRock FundsSM:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of BlackRock Commodity Strategies Fund of BlackRock FundsSM (the “Fund”), including the consolidated schedule of investments, as of May 31, 2025, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

July 22, 2025

We have served as the auditor of one or more BlackRock investment companies since 1992.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	31

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2025:

Fund Name	Qualified Dividend Income

BlackRock Commodity Strategies Fund	$6,935,857

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2025:

Fund Name	Federal Obligation Interest

BlackRock Commodity Strategies Fund	$11,927,134

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2025 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction

BlackRock Commodity Strategies Fund	10.24%

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2025:

Fund Name	Interest Dividends

BlackRock Commodity Strategies Fund	$12,078,301

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2025:

Fund Name	Interest-Related Dividends

BlackRock Commodity Strategies Fund	$12,079,694

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Commodity Strategies Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.

The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.

B. The Investment Performance of the Fund

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the fourth, second and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B -A D V I S O R Y A G R E E M E N T	35

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

36	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10001

Sub-Adviser BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02110

Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Legal Counsel Sidley Austin LLP New York, NY 10019

Custodian The Bank of New York Mellon New York, NY 10286	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	37

Glossary of Terms Used in these Financial Statements

Currency Abbreviation

CAD	Canadian Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM

BCOMRENT	Bloomberg Roll Select Energy Subindex Total ReturnSM

BCOMRINT	Bloomberg Roll Select Industrial Metals Subindex Total ReturnSM

BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM

BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM

CVR	Contingent Value Rights

OTC	Over-the-Counter

38	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T IO N

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MAY 31, 2025

2025 Annual Financial Statements and Additional Information

BlackRock FundsSM

•	BlackRock Energy Opportunities Fund
•	BlackRock High Equity Income Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments May 31, 2025	BlackRock Energy Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Energy Equipment & Services — 2.8%
Poseidon Concepts Corp.(a)(b)	35,081	$—
TechnipFMC PLC	171,350	5,337,552
Tenaris SA	121,659	2,037,483

		7,375,035

Oil, Gas & Consumable Fuels — 95.8%
Cameco Corp. (CAD)	84,022	4,918,809
Canadian Natural Resources Ltd.	363,732	11,044,349
Cheniere Energy, Inc.	46,170	10,941,828
Chevron Corp.	188,715	25,797,340
ConocoPhillips	78,155	6,670,529
EOG Resources, Inc.	89,143	9,678,256
EQT Corp.	113,584	6,261,886
Exxon Mobil Corp.	507,982	51,966,559
Gazprom PJSC(a)(b)	639,500	83
Gaztransport Et Technigaz SA	13,564	2,520,576
Hess Corp.	49,955	6,603,551
Kinder Morgan, Inc.	359,361	10,076,482
Kosmos Energy Ltd.(b)	724,742	1,203,072
Pembina Pipeline Corp.	136,462	5,114,031
Permian Resources Corp., Class A	454,651	5,733,149
Shell PLC	838,922	27,680,172
Suncor Energy, Inc.	208,430	7,410,136
Targa Resources Corp.	50,433	7,964,884
TC Energy Corp.	213,597	10,823,431

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
TotalEnergies SE	320,634	$18,875,134
Tourmaline Oil Corp.	82,530	3,721,322
Valero Energy Corp.	59,689	7,698,090
Williams Cos., Inc. (The)	177,674	10,751,054

		253,454,723

Total Long-Term Investments — 98.6% (Cost: $195,423,054)		260,829,758

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(c)(d)	1,948,783	1,948,783

Total Short-Term Securities — 0.7% (Cost: $1,948,783)		1,948,783

Total Investments — 99.3% (Cost: $197,371,837)		262,778,541
Other Assets Less Liabilities — 0.7%		1,899,799

Net Assets — 100.0%		$264,678,340

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$120	(b)	$—		$(120)	$—	$—	—	$47	(c)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	2,548,266	—		(599,483	)(b)	—	—	1,948,783	1,948,783	229,204		—

						$(120)	$—	$1,948,783		$229,251		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (continued) May 31, 2025	BlackRock Energy Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$5,337,552	$2,037,483	$—	$7,375,035
Oil, Gas & Consumable Fuels	204,378,758	49,075,882	83	253,454,723
Short-Term Securities
Money Market Funds	1,948,783	—	—	1,948,783

	$211,665,093	$51,113,365	$83	$262,778,541

See notes to financial statements.

4	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments May 31, 2025	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.3%
Airbus SE	28,555	$5,251,966
Boeing Co. (The)(a)	69,118	14,329,544
L3Harris Technologies, Inc.	86,757	21,198,205
RTX Corp.	129,887	17,726,978

		58,506,693

Automobile Components — 0.8%
Aptiv PLC(a)	162,606	10,863,707
Lear Corp.	49,637	4,488,177

		15,351,884

Automobiles — 0.3%
General Motors Co.	99,243	4,923,445

Banks — 6.0%
Bank of America Corp.	137,294	6,058,784
Citigroup, Inc.	483,550	36,420,986
First Citizens BancShares, Inc., Class A	16,957	31,351,458
Flagstar Financial, Inc.	609,635	7,022,995
Wells Fargo & Co.	357,512	26,734,748

		107,588,971

Beverages — 0.8%
Keurig Dr. Pepper, Inc.	313,830	10,566,656
Pernod Ricard SA	35,735	3,695,087

		14,261,743

Broadline Retail — 1.1%
Amazon.com, Inc.(a)	44,516	9,126,225
PDD Holdings, Inc., ADR(a)	104,775	10,111,835

		19,238,060

Building Products — 0.4%
Johnson Controls International PLC	65,114	6,600,606

Capital Markets — 1.9%
Carlyle Group, Inc. (The)	173,468	7,840,754
Charles Schwab Corp. (The)	145,750	12,875,555
Intercontinental Exchange, Inc.	73,024	13,129,715

		33,846,024

Chemicals — 2.2%
Air Products & Chemicals, Inc.	54,672	15,248,568
Albemarle Corp.	46,916	2,616,036
International Flavors & Fragrances, Inc.	141,596	10,840,590
PPG Industries, Inc.	104,374	11,564,639

		40,269,833

Commercial Services & Supplies — 0.6%
Rentokil Initial PLC	2,411,701	11,448,617

Communications Equipment — 0.9%
Cisco Systems, Inc.	247,097	15,576,995

Consumer Staples Distribution & Retail — 1.4%
Dollar General Corp.	129,571	12,600,780
Dollar Tree, Inc.(a)	136,543	12,324,371

		24,925,151

Containers & Packaging — 0.7%
Sealed Air Corp.	392,576	12,640,947

Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	281,323	12,366,959

Electric Utilities — 1.8%
American Electric Power Co., Inc.	57,078	5,907,003

Security	Shares	Value

Electric Utilities (continued)
Exelon Corp.	343,199	$15,038,980
PG&E Corp.	678,765	11,457,553

		32,403,536

Electrical Equipment — 0.1%
Sensata Technologies Holding PLC	58,973	1,536,836

Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc.(a)	28,581	4,488,360

Entertainment — 1.1%
Electronic Arts, Inc.	100,326	14,424,872
Walt Disney Co. (The)	44,896	5,075,044

		19,499,916

Financial Services — 2.4%
Fidelity National Information Services, Inc.	265,304	21,120,851
Global Payments, Inc.	92,745	7,012,450
Visa, Inc., Class A	11,324	4,135,412
Voya Financial, Inc.	156,947	10,440,114

		42,708,827

Food Products — 1.6%
Kraft Heinz Co. (The)	685,391	18,320,501
Lamb Weston Holdings, Inc.	187,266	10,445,698

		28,766,199

Ground Transportation — 0.5%
CSX Corp.	306,310	9,676,333

Health Care Equipment & Supplies — 4.8%
Baxter International, Inc.	1,217,718	37,140,399
Becton Dickinson & Co.	136,267	23,518,322
Koninklijke Philips NV	326,408	7,526,822
Medtronic PLC	221,590	18,387,538

		86,573,081

Health Care Providers & Services — 5.1%
Cardinal Health, Inc.	217,448	33,582,669
Centene Corp.(a)	93,367	5,269,634
Cigna Group (The)	19,161	6,067,139
CVS Health Corp.	349,628	22,390,177
Elevance Health, Inc.	22,467	8,623,733
Labcorp Holdings, Inc.	64,623	16,089,188

		92,022,540

Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.	564,800	8,189,600

Household Durables — 0.4%
Sony Group Corp., ADR(b)	284,745	7,511,573

Household Products — 0.8%
Henkel AG & Co. KGaA, Preference Shares, NVS	180,373	14,452,397

Industrial REITs — 0.8%
Rexford Industrial Realty, Inc.	259,455	9,143,194
STAG Industrial, Inc.	139,059	4,947,719

		14,090,913

Insurance — 2.4%
American International Group, Inc.	171,971	14,555,626
Fidelity National Financial, Inc., Class A	275,677	15,098,829
Willis Towers Watson PLC	42,489	13,449,893

		43,104,348

IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	102,806	8,326,258

Leisure Products — 0.3%
Hasbro, Inc.	90,798	6,057,135

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (continued) May 31, 2025	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 0.7%
CNH Industrial NV	395,556	$4,948,406
Fortive Corp.	97,090	6,814,747

		11,763,153

Media — 4.3%
Comcast Corp., Class A	1,036,396	35,828,210
Paramount Global, Class B, NVS	822,781	9,955,650
WPP PLC	3,850,653	31,098,049

		76,881,909

Metals & Mining — 0.3%
Teck Resources Ltd., Class B	162,732	6,029,221

Multi-Utilities — 0.4%
Sempra	94,125	7,397,284

Oil, Gas & Consumable Fuels — 3.7%
BP PLC	3,779,521	18,376,408
Hess Corp.	135,967	17,973,478
Kosmos Energy Ltd.(a)	7,054,416	11,710,331
Shell PLC	550,011	18,147,574

		66,207,791

Pharmaceuticals — 1.5%
Bayer AG, Registered Shares	325,567	9,165,859
Sanofi SA	179,813	17,808,851

		26,974,710

Professional Services — 2.2%
Leidos Holdings, Inc.	86,149	12,794,849
SS&C Technologies Holdings, Inc.	337,428	27,267,557

		40,062,406

Semiconductors & Semiconductor Equipment — 1.1%
Intel Corp.	79,611	1,556,395
NVIDIA Corp.	44,223	5,975,854
STMicroelectronics NV, NY Shares, ADR	465,819	11,650,133

		19,182,382

Software — 1.1%
Microsoft Corp.	42,675	19,645,863

Specialized REITs — 0.8%
Crown Castle, Inc.	137,253	13,773,338

Technology Hardware, Storage & Peripherals — 2.9%
HP, Inc.	550,499	13,707,425
Samsung Electronics Co. Ltd., Registered Shares, GDR(c)	28,336	28,537,013
Western Digital Corp.(a)	196,901	10,150,247

		52,394,685

Textiles, Apparel & Luxury Goods — 1.4%
Burberry Group PLC	436,184	6,101,972
Capri Holdings Ltd.(a)	316,943	5,743,007
NIKE, Inc., Class B	95,471	5,784,588
Swatch Group AG (The)	47,213	7,965,129

		25,594,696

Tobacco — 0.9%
British American Tobacco PLC	355,396	15,999,363

Trading Companies & Distributors — 0.5%
WESCO International, Inc.	54,940	9,223,877

Total Common Stocks — 66.2% (Cost: $1,033,072,200)		1,188,084,458

Security		Par (000)	Value

Equity-Linked Notes

Aerospace & Defense — 1.6%
Barclays Capital, Inc. (Airbus SE) 26.96% 06/30/25	EUR	39,300	$7,070,529
Morgan Stanley & Co. LLC (Boeing Co. (The)) Series DMTH 20.32% 06/12/25	USD	29,900	5,659,108
Toronto-Dominion Bank (L3Harris Technologies, Inc.) 21.78% 07/21/25		64,000	15,678,080

			28,407,717

Air Freight & Logistics — 0.3%
Nomura Securities International, Inc. (FedEx Corp.) 25.13% 07/14/25		22,700	4,928,821

Automobile Components — 0.5%
BNP Paribas Securities Corporation (Aptiv PLC) 29.81% 06/12/25		103,100	6,067,817
JP Morgan Securities LLC (Lear Corp.) Series MU0V 28.92% 06/12/25		31,100	2,782,018

			8,849,835

Automobiles — 0.2%
Mizuho Securities USA LLC (General Motors Co.) 19.82% 07/14/25		73,300	3,620,619

Banks — 3.8%
Barclays Capital, Inc. (First Citizens BancShares, Inc.) 20.43% 07/24/25		12,400	22,711,455
Citigroup Global Markets, Inc. (First Citizens BancShares, Inc.) 12.89% 06/02/25		11,600	21,399,213
JP Morgan Securities LLC (Wells Fargo & Co.) Series N0Q2 18.63% 07/03/25		318,300	23,893,708

			68,004,376

Beverages — 0.4%
Mizuho Securities USA LLC (Keurig Dr. Pepper, Inc.) 17.00% 07/10/25		123,600	4,133,405
RBC Capital Markets LLC (Pernod Ricard SA) 27.47% 06/30/25	EUR	26,300	2,766,854

			6,900,259

Broadline Retail — 0.7%
BNP Paribas Securities Corporation (PDD Holdings, Inc.) 31.04% 06/12/25	USD	67,000	6,479,140
SG Americas Securities LLC (Amazon.com, Inc.) 21.36% 06/09/25		28,900	5,801,199

			12,280,339

Building Products — 0.2%
Morgan Stanley & Co. LLC (Johnson Controls International PLC) Series MU19 25.52% 06/26/25		42,400	4,019,613

Capital Markets — 0.7%
JP Morgan Securities LLC (Intercontinental Exchange, Inc.) Series MTOD 17.65% 06/26/25		31,000	5,509,451
SG Americas Securities LLC (Carlyle Group, Inc. (The)) 19.65% 07/10/25		156,500	7,155,950

			12,665,401

Chemicals — 1.6%
Barclays Capital, Inc. (PPG Industries, Inc.) 17.55% 07/24/25		77,100	8,478,687
BMO Capital Markets Corp. (PPG Industries, Inc.) 27.20% 06/02/25		51,100	5,392,976
Nomura Securities International, Inc. (International Flavors & Fragrances, Inc.) 24.67% 06/26/25		89,900	6,911,210

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Schedule of Investments (continued) May 31, 2025	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
RBC Capital Markets LLC (Air Products & Chemicals, Inc.) 20.83% 06/20/25	USD	21,700	$6,006,864
Toronto-Dominion Bank (Albemarle Corp.) 25.80% 07/10/25		34,600	1,952,142

			28,741,879

Commercial Services & Supplies — 0.4%
Barclays Capital, Inc. (Rentokil Initial PLC) 29.03% 07/17/25	GBP	1,498,100	7,000,037

Communications Equipment — 0.5%
SG Americas Securities LLC (Cisco Systems, Inc.) 17.45% 06/09/25	USD	161,100	9,548,438

Consumer Staples Distribution & Retail — 1.0%
Morgan Stanley & Co. LLC (Dollar General Corp.) Series 0004 20.82% 06/16/25		92,600	8,852,174
SG Americas Securities LLC (Dollar Tree, Inc.) 32.59% 06/09/25		100,600	8,614,571

			17,466,745

Containers & Packaging — 0.7%
Mizuho Securities USA LLC (Sealed Air Corp.) 20.92% 07/03/25		147,238	4,641,564
Morgan Stanley & Co. LLC (Sealed Air Corp.) Series MU18 22.27% 06/26/25		117,700	3,603,373
RBC Capital Markets LLC (Sealed Air Corp.) 23.57% 06/26/25		169,050	5,230,603

			13,475,540

Diversified Telecommunication Services — 0.5%
Mizuho Securities USA LLC (Verizon Communications, Inc.) 16.32% 07/03/25		207,800	8,923,594

Electric Utilities — 1.3%
JP Morgan Securities LLC (American Electric Power Co., Inc.) Series MU0W 17.57% 06/12/25		36,100	3,757,351
Mizuho Securities USA LLC (PG&E Corp.) 21.22% 07/21/25		501,600	8,406,315
SG Americas Securities LLC (Exelon Corp.) 14.96% 07/10/25		253,600	11,050,612

			23,214,278

Electrical Equipment — 0.2%
Morgan Stanley & Co. LLC (Sensata Technologies Holding PLC) Series DMTG 29.47% 06/12/25		167,100	3,986,918

Electronic Equipment, Instruments & Components — 0.2%
SG Americas Securities LLC (Keysight Technologies, Inc.) 22.72% 07/10/25		21,000	3,363,997

Entertainment — 0.7%
Mizuho Securities USA LLC (Walt Disney Co. (The)) 19.32% 07/10/25		33,100	3,722,983
Nomura Securities International, Inc. (Electronic Arts, Inc.) 20.40% 06/20/25		56,500	8,180,395

			11,903,378

Financial Services — 1.6%
Mizuho Securities USA LLC (Visa, Inc.) 19.32% 07/21/25		12,500	4,470,475
Nomura Securities International, Inc. (Voya Financial, Inc.) 29.11% 06/20/25		101,100	6,282,307
SG Americas Securities LLC (Global Payments, Inc.) 27.08% 06/09/25		60,600	4,580,342
Toronto-Dominion Bank (Fidelity National Information Services, Inc.) 19.22% 06/16/25		169,700	13,513,024

			28,846,148

Security		Par (000)	Value

Food Products — 0.9%
BNP Paribas Securities Corporation (Kraft Heinz Co. (The)) 21.09% 07/21/25	USD	411,200	$11,065,392
BNP Paribas Securities Corporation (Lamb Weston Holdings, Inc.) 21.61% 07/14/25		112,300	6,087,005

			17,152,397

Health Care Equipment & Supplies — 1.0%
JP Morgan Securities LLC (Koninklijke Philips NV) Series MTOP 58.21% 06/05/25	EUR	212,200	4,920,678
Mizuho Securities USA LLC (Medtronic PLC) 20.02% 07/14/25	USD	163,700	13,646,418

			18,567,096

Health Care Providers & Services — 2.6%
BMO Capital Markets Corp. (Cigna Group (The)) 20.84% 06/09/25		11,300	3,565,320
BNP Paribas Securities Corporation (Elevance Health, Inc.) 30.79% 07/21/25		18,300	6,949,425
Mizuho Securities USA LLC (Centene Corp.) 24.27% 06/26/25		68,900	3,916,573
Morgan Stanley & Co. LLC (CVS Health Corp.) Series MU17 24.17% 06/26/25		258,300	16,686,329
RBC Capital Markets LLC (CVS Health Corp.) 17.48% 06/26/25		52,510	3,390,136
UBS Securities LLC (Labcorp Holdings, Inc.) 17.30% 07/03/25		47,600	11,848,980

			46,356,763

Household Products — 0.3%
RBC Capital Markets LLC (Henkel AG & Co. KGaA) 34.71% 06/05/25	EUR	64,100	5,079,796

Industrial REITs — 0.2%
BNP Paribas Securities Corporation (STAG Industrial, Inc.) 16.50% 07/14/25	USD	102,700	3,631,478

Insurance — 1.9%
Nomura Securities International, Inc. (Fidelity National Financial, Inc.) 17.30% 06/20/25		54,940	3,009,904
Nomura Securities International, Inc. (Fidelity National Financial, Inc.) 22.84% 06/20/25		203,600	11,184,070
Nomura Securities International, Inc. (Willis Towers Watson PLC) 14.78% 07/21/25		6,220	1,931,990
Toronto-Dominion Bank (American International Group, Inc.) 19.41% 06/16/25		111,900	9,417,530
Toronto-Dominion Bank (Willis Towers Watson PLC) 23.01% 07/21/25		25,100	7,852,033

			33,395,527

IT Services — 0.5%
Morgan Stanley & Co. LLC (Cognizant Technology Solutions Corp.) Series DMTI 23.07% 06/12/25		125,200	9,521,091

Leisure Products — 0.4%
RBC Capital Markets LLC (Hasbro, Inc.) 22.15% 06/16/25		103,500	6,728,375

Machinery — 0.2%
JP Morgan Securities LLC (CNH Industrial NV) Series EMUb 22.95% 07/10/25		292,300	3,731,914

Metals & Mining — 0.2%
RBC Capital Markets LLC (Teck Resources Ltd.) 21.17% 07/14/25		120,200	4,410,663

Multi-Utilities — 0.3%
RBC Capital Markets LLC (Sempra) 23.38% 06/16/25		64,400	4,989,988

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (continued) May 31, 2025	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels — 1.3%
Barclays Capital, Inc. (BP PLC) 24.28% 07/17/25	GBP	2,286,600	$11,056,735
Barclays Capital, Inc. (Shell PLC) 30.84% 06/30/25		406,500	13,292,624

			24,349,359

Pharmaceuticals — 1.0%
JP Morgan Securities LLC (Bayer AG) Series MTOQ 40.77% 06/05/25	EUR	208,000	5,352,518
RBC Capital Markets LLC (Sanofi SA) 20.17% 07/17/25		132,900	13,460,549

			18,813,067

Professional Services — 1.4%
Morgan Stanley & Co. LLC (SS&C Technologies Holdings, Inc.) Series 0003 23.13% 06/16/25	USD	77,900	5,993,644
Nomura Securities International, Inc. (Leidos Holdings, Inc.) 22.94% 06/20/25		47,700	7,090,410
Nomura Securities International, Inc. (SS&C Technologies Holdings, Inc.) 22.12% 06/26/25		118,200	9,343,934
SG Americas Securities LLC (Robert Half, Inc.) 23.55% 06/26/25		62,000	2,874,906

			25,302,894

Semiconductors & Semiconductor Equipment — 1.1%
BNP Paribas Securities Corporation (STMicroelectronics NV) 24.12% 07/24/25		279,400	7,082,790
Citigroup Global Markets, Inc. (STMicroelectronics NV) 29.01% 06/02/25		317,700	6,923,360
Mizuho Securities USA LLC (NVIDIA Corp.) 25.72% 07/14/25		26,500	3,588,134
SG Americas Securities LLC (Intel Corp.) 36.63% 06/09/25		134,900	2,663,918

			20,258,202

Software — 1.5%
BNP Paribas Securities Corporation (Microsoft Corp.) 12.72% 07/24/25		31,400	14,382,456
HSBC Bank PLC (Microsoft Corp.) Series 0057 10.30% 06/02/25		30,800	12,922,201

			27,304,657

Specialized REITs — 0.6%
Nomura Securities International, Inc. (Crown Castle, Inc.) 23.16% 07/14/25		101,400	10,173,373

Technology Hardware, Storage & Peripherals — 1.4%
BNP Paribas Securities Corporation (Western Digital Corp.) 22.13% 07/24/25		145,500	7,621,290
Citigroup Global Markets, Inc. (Western Digital Corp.) 29.51% 06/02/25		161,400	6,479,105
SG Americas Securities LLC (HP, Inc.) 22.01% 07/10/25		406,800	10,290,565

			24,390,960

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods — 0.8%
Barclays Capital, Inc. (Burberry Group PLC) 45.60% 06/30/25	GBP	322,300	$3,491,400
Barclays Capital, Inc. (Swatch Group AG (The)) 34.56% 06/30/25	CHF	41,900	7,023,360
SG Americas Securities LLC (NIKE, Inc.) 27.51% 06/09/25	USD	61,500	3,714,155

			14,228,915

Tobacco — 0.7%
RBC Capital Markets LLC (British American Tobacco PLC) 14.07% 06/05/25	GBP	269,800	11,911,421

Total Equity-Linked Notes — 35.4% (Cost: $631,958,449)			636,445,868

Total Long-Term Investments — 101.6% (Cost: $1,665,030,649)			1,824,530,326

		Shares

Short-Term Securities

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)		6,294,282	6,296,800
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(d)(e)		83,051,080	83,051,080

Total Short-Term Securities — 5.0% (Cost: $89,347,880)			89,347,880

Total Investments — 106.6% (Cost: $1,754,378,529)			1,913,878,206
Liabilities in Excess of Other Assets — (6.6)%			(118,707,526)

Net Assets — 100.0%			$1,795,170,680

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

8	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock High Equity Income Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,740,145	$4,560,347	(a)	$—	$(3,692)	$—	$6,296,800	6,294,282	$9,845	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	19,702,202	63,348,878	(a)	—	—	—	83,051,080	83,051,080	2,609,586		—

					$(3,692)	$—	$89,347,880		$2,619,431		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$53,254,727	$5,251,966	$—	$58,506,693
Automobile Components	15,351,884	—	—	15,351,884
Automobiles	4,923,445	—	—	4,923,445
Banks	107,588,971	—	—	107,588,971
Beverages	10,566,656	3,695,087	—	14,261,743
Broadline Retail	19,238,060	—	—	19,238,060
Building Products	6,600,606	—	—	6,600,606
Capital Markets	33,846,024	—	—	33,846,024
Chemicals	40,269,833	—	—	40,269,833
Commercial Services & Supplies	—	11,448,617	—	11,448,617
Communications Equipment	15,576,995	—	—	15,576,995
Consumer Staples Distribution & Retail	24,925,151	—	—	24,925,151
Containers & Packaging	12,640,947	—	—	12,640,947
Diversified Telecommunication Services	12,366,959	—	—	12,366,959
Electric Utilities	32,403,536	—	—	32,403,536
Electrical Equipment	1,536,836	—	—	1,536,836
Electronic Equipment, Instruments & Components	4,488,360	—	—	4,488,360
Entertainment	19,499,916	—	—	19,499,916
Financial Services	42,708,827	—	—	42,708,827
Food Products	28,766,199	—	—	28,766,199
Ground Transportation	9,676,333	—	—	9,676,333
Health Care Equipment & Supplies	79,046,259	7,526,822	—	86,573,081
Health Care Providers & Services	92,022,540	—	—	92,022,540
Health Care REITs	8,189,600	—	—	8,189,600
Household Durables	7,511,573	—	—	7,511,573
Household Products	—	14,452,397	—	14,452,397
Industrial REITs	14,090,913	—	—	14,090,913
Insurance	43,104,348	—	—	43,104,348
IT Services	8,326,258	—	—	8,326,258
Leisure Products	6,057,135	—	—	6,057,135

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (continued) May 31, 2025	BlackRock High Equity Income Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Machinery	$11,763,153	$—	$—	$11,763,153
Media	45,783,860	31,098,049	—	76,881,909
Metals & Mining	6,029,221	—	—	6,029,221
Multi-Utilities	7,397,284	—	—	7,397,284
Oil, Gas & Consumable Fuels	29,683,809	36,523,982	—	66,207,791
Pharmaceuticals	—	26,974,710	—	26,974,710
Professional Services	40,062,406	—	—	40,062,406
Semiconductors & Semiconductor Equipment	19,182,382	—	—	19,182,382
Software	19,645,863	—	—	19,645,863
Specialized REITs	13,773,338	—	—	13,773,338
Technology Hardware, Storage & Peripherals	23,857,672	28,537,013	—	52,394,685
Textiles, Apparel & Luxury Goods	11,527,595	14,067,101	—	25,594,696
Tobacco	—	15,999,363	—	15,999,363
Trading Companies & Distributors	9,223,877	—	—	9,223,877
Equity-Linked Notes	—	636,445,868	—	636,445,868
Short-Term Securities
Money Market Funds	89,347,880	—	—	89,347,880

	$1,081,857,231	$832,020,975	$—	$1,913,878,206

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Equity-Linked Notes
Assets
Opening Balance, as of May 31, 2024	$20,384,632
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	(249,328)
Net change in unrealized appreciation (depreciation)(a)(b)	(101,215)
Purchases	—
Sales	(20,034,089)

Closing Balance, as of May 31, 2025	$—

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2025(b)	$—

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.

See notes to financial statements.

10	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities

May 31, 2025

	BlackRock Energy Opportunities Fund	BlackRock High Equity Income Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$260,829,758	$1,824,530,326
Investments, at value — affiliated(c)	1,948,783	89,347,880
Cash	38,950	196,417
Foreign currency, at value(d)	23,070	1,964,453
Receivables:
Investments sold	1,295,211	—
Securities lending income — affiliated	—537
Capital shares sold	107,643	2,804,771
Dividends — unaffiliated	1,313,823	2,520,778
Dividends — affiliated	14,955	221,990
Interest — unaffiliated	—	4,270,152
From the Manager	15,155	74,355
Prepaid expenses	32,274	50,142

Total assets	265,619,622	1,925,981,801

LIABILITIES
Collateral on securities loaned	—	6,296,800
Payables:
Investments purchased	—	115,232,012
Administration fees	9,720	59,527
Capital shares redeemed	481,761	6,659,446
Income dividend distributions	—	829,613
Interest expense	4,648	—
Investment advisory fees	165,309	1,090,450
IRS compliance fee for foreign withholding tax claims	24,335	—
Trustees’ and Officer’s fees	339	2,422
Other accrued expenses	41,208	157,501
Other affiliate fees	15,411	4,847
Professional fees	33,893	33,181
Service and distribution fees	48,341	111,480
Transfer agent fees	116,317	333,842

Total liabilities	941,282	130,811,121

Commitments and contingent liabilities

NET ASSETS	$264,678,340	$1,795,170,680

NET ASSETS CONSIST OF:
Paid-in capital	$474,843,831	$1,827,538,607
Accumulated loss	(210,165,491)	(32,367,927)

NET ASSETS	$264,678,340	$1,795,170,680

(a) Investments, at cost — unaffiliated	$195,423,054	$1,665,030,649
(b) Securities loaned, at value	$—	$6,106,970
(c) Investments, at cost — affiliated	$1,948,783	$89,347,880
(d) Foreign currency, at cost	$23,129	$1,965,823

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	11

Statements of Assets and Liabilities (continued)

May 31, 2025

	BlackRock Energy Opportunities Fund	BlackRock High Equity Income Fund

NET ASSET VALUE

Institutional
Net assets	$89,899,245	$1,294,019,575

Shares outstanding	6,833,675	46,449,660

Net asset value	$13.16	$27.86

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor A
Net assets	$159,042,235	$286,434,531

Shares outstanding	12,483,162	12,290,370

Net asset value	$12.74	$23.31

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor C
Net assets	$15,736,860	$60,229,325

Shares outstanding	1,286,832	4,163,892

Net asset value	$12.23	$14.46

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class K
Net assets	N/A	$154,487,249

Shares outstanding	N/A	5,548,645

Net asset value	N/A	$27.84

Shares authorized	N/A	Unlimited

Par value	N/A	$0.001

See notes to financial statements.

12	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations

Year Ended May 31, 2025

	BlackRock Energy Opportunities Fund	BlackRock High Equity Income Fund

INVESTMENT INCOME
Dividends — unaffiliated	$10,363,590	$31,558,189
Dividends — affiliated	229,204	2,609,586
Interest — unaffiliated	—	138,199,235
Securities lending income — affiliated — net	47	9,845
Foreign taxes withheld	(342,632)	(695,564)
Foreign withholding tax claims	403,981	166,393
IRS compliance fee for foreign withholding tax claims	(2,763)	—

Total investment income	10,651,427	171,847,684

EXPENSES
Investment advisory	2,304,832	15,131,086
Service and distribution — class specific	633,402	1,356,720
Transfer agent — class specific	456,151	1,694,562
Administration	130,607	759,286
Professional	85,207	75,358
Administration — class specific	61,476	385,143
Registration	60,698	122,744
Accounting services	53,318	141,829
Printing and postage	29,340	47,472
Custodian	19,226	142,722
Trustees and Officer	8,229	20,399
Miscellaneous	14,819	46,382

Total expenses excluding interest expense	3,857,305	19,923,703
Interest expense	109	67,283

Total expenses	3,857,414	19,990,986

Less:
Administration fees waived — class specific	(25,186)	(383,628)
Fees waived and/or reimbursed by the Manager	(9,967)	(1,081,482)
Transfer agent fees waived and/or reimbursed — class specific	(106,396)	(834,101)

Total expenses after fees waived and/or reimbursed	3,715,865	17,691,775

Net investment income	6,935,562	154,155,909

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	25,329,082	(49,937,804)
Investments — affiliated	(120)	(3,692)
Foreign currency transactions	(49,166)	497,229

	25,279,796	(49,444,267)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(58,219,363)	(42,891,514)
Foreign currency translations	4,046	127,614

	(58,215,317)	(42,763,900)

Net realized and unrealized loss	(32,935,521)	(92,208,167)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,999,959)	$61,947,742

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	13

Statements of Changes in Net Assets

	BlackRock Energy Opportunities Fund
	Year Ended 05/31/25	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,935,562	$7,995,879
Net realized gain	25,279,796	20,452,624
Net change in unrealized appreciation (depreciation)	(58,215,317)	54,592,066

Net increase (decrease) in net assets resulting from operations	(25,999,959)	83,040,569

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,737,473)	(4,041,903)
Investor A	(4,137,028)	(6,302,765)
Investor C	(292,886)	(458,800)

Decrease in net assets resulting from distributions to shareholders	(7,167,387)	(10,803,468)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(45,440,730)	(105,569,884)

NET ASSETS
Total decrease in net assets	(78,608,076)	(33,332,783)
Beginning of year	343,286,416	376,619,199

End of year	$264,678,340	$343,286,416

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations. See notes to financial statements.

14	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	BlackRock High Equity Income Fund
	Year Ended 05/31/25	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$154,155,909	$138,011,642
Net realized loss	(49,444,267)	(14,910,913)
Net change in unrealized appreciation (depreciation)	(42,763,900)	218,437,823

Net increase in net assets resulting from operations	61,947,742	341,538,552

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(109,099,595)	(101,737,937)
Investor A	(23,182,826)	(19,982,439)
Investor C	(4,360,427)	(3,614,308)
Class K	(17,164,484)	(13,231,823)

Decrease in net assets resulting from distributions to shareholders	(153,807,332)	(138,566,507)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(145,700,990)	(139,152,881)

NET ASSETS
Total increase (decrease) in net assets	(237,560,580)	63,819,164
Beginning of year	2,032,731,260	1,968,912,096

End of year	$1,795,170,680	$2,032,731,260

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	15

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Energy Opportunities Fund
	Institutional

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$14.60	$11.94	$13.73	$8.55	$6.64

Net investment income(a)	0.35	0.35	0.42	0.32	0.26

Net realized and unrealized gain (loss)	(1.44)	2.75	(1.88)	5.11	1.90

Net increase (decrease) from investment operations	(1.09)	3.10	(1.46)	5.43	2.16

Distributions from net investment income(b)	(0.35)	(0.44)	(0.33)	(0.25)	(0.25)

Net asset value, end of year	$13.16	$14.60	$11.94	$13.73	$8.55

Total Return(c)

Based on net asset value	(7.60)%	26.56%	(10.59)%	65.17%	33.50%

Ratios to Average Net Assets(d)

Total expenses	1.04%	1.07%	1.03%	1.11%	1.33%

Total expenses after fees waived and/or reimbursed	0.92%	0.91%	0.91%	0.91%	0.91%

Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding tax claims	0.91%	0.91%	0.91%	0.91%	0.91%

Net investment income	2.54%	2.59%	3.28%	3.05%	3.75%

Supplemental Data

Net assets, end of year (000)	$89,899	$116,190	$153,530	$128,580	$52,377

Portfolio turnover rate	66%	35%	77%	75%	79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

16	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Energy Opportunities Fund (continued)
	Investor A

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$14.15	$11.58	$13.33	$8.31	$6.46

Net investment income(a)	0.29	0.29	0.37	0.27	0.23

Net realized and unrealized gain (loss)	(1.40)	2.67	(1.84)	4.97	1.84

Net increase (decrease) from investment operations	(1.11)	2.96	(1.47)	5.24	2.07

Distributions from net investment income(b)	(0.30)	(0.39)	(0.28)	(0.22)	(0.22)

Net asset value, end of year	$12.74	$14.15	$11.58	$13.33	$8.31

Total Return(c)

Based on net asset value	(8.00)%	26.06%	(10.97)%	64.51%	33.00%

Ratios to Average Net Assets(d)

Total expenses	1.31%	1.36%	1.33%	1.43%	1.73%

Total expenses after fees waived and/or reimbursed	1.30%	1.32%	1.32%	1.32%	1.32%

Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding tax claims	1.29%	1.32%	1.32%	1.32%	1.32%

Net investment income	2.17%	2.22%	2.94%	2.66%	3.30%

Supplemental Data

Net assets, end of year (000)	$159,042	$209,291	$204,035	$232,979	$103,858

Portfolio turnover rate	66%	35%	77%	75%	79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Energy Opportunities Fund (continued)
	Investor C

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$13.61	$11.14	$12.83	$8.01	$6.24

Net investment income(a)	0.19	0.19	0.27	0.19	0.17

Net realized and unrealized gain (loss)	(1.36)	2.57	(1.76)	4.79	1.77

Net increase (decrease) from investment operations	(1.17)	2.76	(1.49)	4.98	1.94

Distributions from net investment income(b)	(0.21)	(0.29)	(0.20)	(0.16)	(0.17)

Net asset value, end of year	$12.23	$13.61	$11.14	$12.83	$8.01

Total Return(c)

Based on net asset value	(8.68)%	25.20%	(11.57)%	63.37%	31.89%

Ratios to Average Net Assets(d)

Total expenses	2.01%	2.10%	2.05%	2.16%	2.53%

Total expenses after fees waived and/or reimbursed	2.00%	2.04%	2.03%	2.04%	2.04%

Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding tax claims	1.99%	2.04%	2.03%	2.04%	2.04%

Net investment income	1.51%	1.49%	2.22%	1.92%	2.60%

Supplemental Data

Net assets, end of year (000)	$15,737	$17,804	$19,054	$26,559	$10,699

Portfolio turnover rate	66%	35%	77%	75%	79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

18	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock High Equity Income Fund
	Institutional

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of year	$29.01	$26.23	$29.54	$29.99		$22.81

Net investment income(a)	2.31	1.89	1.86	1.99		1.81

Net realized and unrealized gain (loss)	(1.15)	2.78	(3.25)	(0.20)		7.13

Net increase (decrease) from investment operations	1.16	4.67	(1.39)	1.79		8.94

Distributions(b)

From net investment income	(2.31)	(1.89)	(1.86)	(1.95)		(1.76)

From net realized gain	—	—	(0.06)	(0.29)		—

Total distributions	(2.31)	(1.89)	(1.92)	(2.24)		(1.76)

Net asset value, end of year	$27.86	$29.01	$26.23	$29.54		$29.99

Total Return(c)

Based on net asset value	4.06%	18.41%	(4.70)%	6.28	%(d)	40.81%

Ratios to Average Net Assets(e)

Total expenses	0.98%	0.99%	1.00%	1.02%		1.12%

Total expenses after fees waived and/or reimbursed	0.85%	0.85%	0.85%	0.85%		0.85%

Net investment income	8.07%	6.89%	6.81%	6.76%		6.93%

Supplemental Data

Net assets, end of year (000)	$1,294,020	$1,446,440	$1,475,683	$953,582		$277,653

Portfolio turnover rate	130%	85%	126%	140%		146%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock High Equity Income Fund (continued)
	Investor A

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of year	$24.27	$21.94	$24.73	$25.16		$19.14

Net investment income(a)	1.87	1.53	1.49	1.58		1.42

Net realized and unrealized gain (loss)	(0.96)	2.32	(2.72)	(0.14)		6.03

Net increase (decrease) from investment operations	0.91	3.85	(1.23)	1.44		7.45

Distributions(b)

From net investment income	(1.87)	(1.52)	(1.50)	(1.58)		(1.43)

From net realized gain	—	—	(0.06)	(0.29)		—

Total distributions	(1.87)	(1.52)	(1.56)	(1.87)		(1.43)

Net asset value, end of year	$23.31	$24.27	$21.94	$24.73		$25.16

Total Return(c)

Based on net asset value	3.81%	18.14%	(4.96)%	5.99	%(d)	40.44%

Ratios to Average Net Assets(e)

Total expenses	1.22%	1.23%	1.24%	1.31%		1.40%

Total expenses after fees waived and/or reimbursed	1.10%	1.10%	1.10%	1.10%		1.10%

Net investment income	7.83%	6.65%	6.54%	6.41%		6.64%

Supplemental Data

Net assets, end of year (000)	$286,435	$303,692	$296,254	$293,050		$208,207

Portfolio turnover rate	130%	85%	126%	140%		146%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

20	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock High Equity Income Fund (continued)
	Investor C

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of year	$15.06	$13.62	$15.37	$15.75		$11.98

Net investment income(a)	1.05	0.84	0.82	0.87		0.78

Net realized and unrealized gain (loss)	(0.60)	1.44	(1.68)	(0.09)		3.78

Net increase (decrease) from investment operations	0.45	2.28	(0.86)	0.78		4.56

Distributions(b)

From net investment income	(1.05)	(0.84)	(0.83)	(0.87)		(0.79)

From net realized gain	—	—	(0.06)	(0.29)		—

Total distributions	(1.05)	(0.84)	(0.89)	(1.16)		(0.79)

Net asset value, end of year	$14.46	$15.06	$13.62	$15.37		$15.75

Total Return(c)

Based on net asset value	3.01%	17.22%	(5.63)%	5.17	%(d)	39.41%

Ratios to Average Net Assets(e)

Total expenses	1.97%	1.98%	1.98%	2.04%		2.18%

Total expenses after fees waived and/or reimbursed	1.85%	1.85%	1.85%	1.85%		1.85%

Net investment income	7.08%	5.90%	5.80%	5.67%		5.85%

Supplemental Data

Net assets, end of year (000)	$60,229	$62,685	$59,276	$42,543		$22,379

Portfolio turnover rate	130%	85%	126%	140%		146%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock High Equity Income Fund (continued)
	Class K

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of year	$28.99	$26.21	$29.53	$30.00		$22.81

Net investment income(a)	2.32	1.91	1.87	2.00		1.78

Net realized and unrealized gain (loss)	(1.15)	2.77	(3.25)	(0.21)		7.19

Net increase (decrease) from investment operations	1.17	4.68	(1.38)	1.79		8.97

Distributions(b)

From net investment income	(2.32)	(1.90)	(1.88)	(1.97)		(1.78)

From net realized gain	—	—	(0.06)	(0.29)		—

Total distributions	(2.32)	(1.90)	(1.94)	(2.26)		(1.78)

Net asset value, end of year	$27.84	$28.99	$26.21	$29.53		$30.00

Total Return(c)

Based on net asset value	4.11%	18.48%	(4.68)%	6.27	%(d)	40.93%

Ratios to Average Net Assets(e)

Total expenses	0.89%	0.88%	0.89%	0.98%		1.01%

Total expenses after fees waived and/or reimbursed	0.80%	0.80%	0.80%	0.80%		0.80%

Net investment income	8.10%	6.94%	6.88%	6.76%		6.94%

Supplemental Data

Net assets, end of year (000)	$154,487	$219,915	$137,700	$535		$359

Portfolio turnover rate	130%	85%	126%	140%		146%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

22	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements

1.  ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Energy Opportunities Fund	Energy Opportunities	Non-Diversified
BlackRock High Equity Income Fund	High Equity Income	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.  SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (continued)

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by Energy Opportunities are recorded on the ex-dividend dates. For High Equity Income, distributions from net investment income are declared daily and paid monthly. For High Equity Income, distributions of capital gains are recorded on the ex dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

24	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.  SECURITIES AND OTHER INVESTMENTS

Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (continued)

unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
High Equity Income
Citigroup Global Markets, Inc.	$1,092,132	$(1,092,132)	$—	$—
Morgan Stanley	5,014,838	(5,014,838)	—	—

	$6,106,970	$(6,106,970)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Investment Advisory Fees
Average Daily Net Assets	Energy Opportunities
First $1 billion	0.750%
$1 billion - $2 billion	0.700
$2 billion - $3 billion	0.675
Greater than $3 billion	0.650

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Notes to Financial Statements (continued)

Investment Advisory Fees
Average Daily Net Assets	High Equity Income
First $1 billion	0.810%
$1 billion - $3 billion	0.760
$3 billion - $5 billion	0.730
$5 billion - $10 billion	0.700
Greater than $10 billion	0.680

With respect to Energy Opportunities, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended May 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Total
BlackRock Energy Opportunities Fund	$459,316	$174,086	$ 633,402
BlackRock High Equity Income Fund	740,582	616,138	1,356,720

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended May 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Energy Opportunities	$21,179	$36,809	$3,488	$—	$ 61,476
High Equity Income	270,940	59,329	12,341	42,533	385,143

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2025, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Energy Opportunities	$2,303	$29,354	$2,944	$—	$ 34,601
High Equity Income	3,900	22,782	3,580	659	30,921

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (continued)

For the year ended May 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total

Energy Opportunities	$149,062	$287,689	$19,400	$—	$ 456,151
High Equity Income	1,346,018	278,288	55,133	15,123	1,694,562

Other Fees: For the year ended May 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts

Energy Opportunities	$ 10,803
High Equity Income	29,263

For the year ended May 31, 2025, affiliates received CDSCs as follows:

Share Class	Energy Opportunities	High Equity Income

Investor A	$1,410	$ 309
Investor C	29,060	3,058

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2025, the amounts waived were as follows:

Fund Name	Amounts Waived

Energy Opportunities	$ 3,723
High Equity Income	39,425

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended May 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K

Energy Opportunities	0.91%	1.32%	2.04%	0.91	%(a)
High Equity Income	0.85	1.10	1.85	0.80%

(a)	There were no shares outstanding as of May 31, 2025.

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended May 31, 2025, the amounts included in the Statements of Operations were as follows:

Fund Name	Amounts Waived

Energy Opportunities	$ 6,244
High Equity Income	1,042,057

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended May 31, 2025, class specific expense waivers and/or reimbursements were as follows:

	Administration Fees Waived by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Total

Energy Opportunities	$21,179	$3,646	$361	$—	$ 25,186
High Equity Income	269,658	59,185	12,310	42,475	383,628

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Notes to Financial Statements (continued)

	Transfer Agent Fees Waived and/or Reimbursed by the Manager -
	Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Total

Energy Opportunities	$101,715	$4,452	$229	$—	$106,396
High Equity Income	667,506	128,269	23,249	15,077	834,101

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Energy Opportunities retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Pursuant to the current securities lending agreement, High Equity Income retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Energy Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. High Equity Income, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, High Equity Income would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees ), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended May 31, 2025, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts

Energy Opportunities	$ 10

High Equity Income	2,160

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended May 31, 2025, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)

Energy Opportunities	$651,957	$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (continued)

6.	PURCHASES AND SALES

For the year ended May 31, 2025, purchases and sales of investments, excluding short-term securities and equity-linked notes, were as follows:

Fund Name	Purchases	Sales

Energy Opportunities	$200,034,195	$ 245,030,266
High Equity Income	1,582,418,589	1,733,966,123

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of May 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.

The tax character of distributions paid was as follows:

Fund Name	Year Ended 05/31/25	Year Ended 05/31/24
Energy Opportunities
Ordinary income	$7,167,387	$ 10,803,469

High Equity Income
Ordinary income	$153,807,332	$ 138,566,507

As of May 31, 2025, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total

Energy Opportunities	$2,925,587	$(270,412,603)	$57,321,525	$(210,165,491)
High Equity Income	159,624	(94,298,012)	61,770,461	(32,367,927)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the characterization of corporate actions.

During the year ended May 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:

Fund Name	Utilized
Energy Opportunities	$ 22,053,859

As of May 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Energy Opportunities	$205,460,862	$63,798,358	$(6,480,679)	$ 57,317,679
High Equity Income	1,852,126,630	98,528,185	(36,776,609)	61,751,576

8.	BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds

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Notes to Financial Statements (continued)

rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2025, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the certain Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (continued)

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 05/31/25		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount
Energy Opportunities
Institutional
Shares sold	2,415,823	$33,321,224	7,173,629	$97,116,078
Shares issued in reinvestment of distributions	194,227	2,730,593	314,646	4,030,855
Shares redeemed	(3,732,110)	(50,997,270)	(12,393,223)	(165,638,410)

	(1,122,060)	$(14,945,453)	(4,904,948)	$(64,491,477)

Investor A
Shares sold and automatic conversion of shares	3,044,257	$40,806,852	3,464,629	$45,743,773
Shares issued in reinvestment of distributions	292,834	3,996,854	500,381	6,209,339
Shares redeemed	(5,642,592)	(75,268,033)	(6,800,384)	(88,026,155)

	(2,305,501)	$(30,464,327)	(2,835,374)	$(36,073,043)

Investor C
Shares sold	542,016	$7,024,241	176,928	$2,249,456
Shares issued in reinvestment of distributions	22,181	290,421	38,007	455,047
Shares redeemed and automatic conversion of shares	(585,964)	(7,345,612)	(617,417)	(7,709,867)

	(21,767)	$(30,950)	(402,482)	$(5,005,364)

	(3,449,328)	$(45,440,730)	(8,142,804)	$(105,569,884)

High Equity Income
Institutional
Shares sold	18,635,786	$524,021,705	21,509,286	$588,083,365
Shares issued in reinvestment of distributions	3,663,485	105,083,107	3,537,819	97,630,330
Shares redeemed	(25,716,293)	(718,766,553)	(31,448,082)	(861,048,299)

	(3,417,022)	$(89,661,741)	(6,400,977)	$(175,334,604)

Investor A
Shares sold and automatic conversion of shares	1,530,371	$36,595,669	1,989,055	$45,453,814
Shares issued in reinvestment of distributions	948,580	22,749,050	840,974	19,429,061
Shares redeemed	(2,703,518)	(64,288,164)	(3,817,910)	(87,203,434)

	(224,567)	$(4,943,445)	(987,881)	$(22,320,559)

Investor C
Shares sold	526,434	$7,784,988	608,558	$8,640,528
Shares issued in reinvestment of distributions	293,234	4,364,283	250,046	3,586,042
Shares redeemed and automatic conversions of shares	(817,683)	(12,073,385)	(1,050,128)	(14,933,876)

	1,985	$75,886	(191,524)	$(2,707,306)

Class K
Shares sold	1,473,885	$41,664,605	3,626,200	$96,784,712
Shares issued in reinvestment of distributions	597,649	17,164,290	473,682	13,113,564
Shares redeemed	(4,109,180)	(110,000,585)	(1,767,169)	(48,688,688)

	(2,037,646)	$(51,171,690)	2,332,713	$61,209,588

	(5,677,250)	$(145,700,990)	(5,247,669)	$(139,152,881)

As of May 31, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 11,882 Class K Shares of High Equity Income.

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Notes to Financial Statements (continued)

11. FOREIGN WITHHOLDINGS TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the Funds is able to pass through to shareholders as a foreign tax credit in the current year, the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of May 31, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.

The Energy Opportunities is seeking a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Energy Opportunities Fund and BlackRock High Equity Income Fund and the Board of Trustees of BlackRock FundsSM:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of BlackRock Energy Opportunities Fund and BlackRock High Equity Income Fund of BlackRock FundsSM (the “Funds”), including the schedules of investments, as of May 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

July 22, 2025

We have served as the auditor of one or more BlackRock investment companies since 1992.

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Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2025:

Fund Name	Qualified Dividend Income

Energy Opportunities	$10,243,017
High Equity Income	28,540,781

The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended May 31, 2025:

Fund Name	Qualified Business Income

High Equity Income	$568,317

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2025:

Fund Name	Federal Obligation Interest

Energy Opportunities	$73,860
High Equity Income	1,161,485

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2025 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction

Energy Opportunities	76.66%
High Equity Income	11.96

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2025:

Fund Name	Interest Dividends

Energy Opportunities	$148,775
High Equity Income	2,275,439

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2025:

Fund Name	Interest-Related Dividends

Energy Opportunities	$148,881
High Equity Income	2,341,703

I M P O R T A N T T A X I N F O R M A T I O N	35

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Energy Opportunities Fund (“Energy Opportunities Fund”) and BlackRock High Equity Income Fund (“High Equity Income Fund” and, together with Energy Opportunities Fund, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited with respect to Energy Opportunities Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements”.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.

The Board noted that the engagement of the Sub-Advisor with respect to Energy Opportunities Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit Energy Opportunities Fund and its shareholders.

B. The Investment Performance of the Funds

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-, three- and five-year periods reported, Energy Opportunities Fund ranked in the second, third and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.

The Board noted that for the one-, three- and five-year periods reported, High Equity Income Fund ranked in the fourth, third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T S	37

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that High Equity Income Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board noted that Energy Opportunities Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of a Fund decreases below certain contractually specified levels.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Funds.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund for a one-year term ending June 30, 2026, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to Energy Opportunities Fund, for a one-year

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T S	39

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110

Sub-Adviser(a)	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10022
United Kingdom

Accounting Agent and Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (US) Inc.	Sidley Austin LLP
Wilmington, DE 19809	New York, NY 10019

Custodian	Address of the Trust
The Bank of New York Mellon	100 Bellevue Parkway
New York, NY 10286	Wilmington, DE 19809

(a) BlackRock Energy Opportunities Fund.

A D D I T I O N A L I N F O R M A T I O N	41

Glossary of Terms Used in these Financial Statements

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MAY 31, 2025

2025 Annual Financial Statements and Additional Information

BlackRock Capital Appreciation Fund, Inc.

BlackRock FundsSM

•	BlackRock Health Sciences Opportunities Portfolio
•	BlackRock Mid-Cap Growth Equity Portfolio
•	BlackRock Technology Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments May 31, 2025	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
TransDigm Group, Inc.	48,422	$71,104,317

Automobiles — 4.0%
Ferrari NV	120,689	57,781,066
Tesla, Inc.(a)	251,704	87,205,368

		144,986,434

Broadline Retail — 9.8%
Amazon.com, Inc.(a)	1,715,880	351,772,559

Building Products — 1.6%
Trane Technologies PLC	136,298	58,644,940

Capital Markets — 2.9%
KKR & Co., Inc., Class A	517,749	62,885,793
S&P Global, Inc.	82,903	42,517,633

		105,403,426

Chemicals — 0.8%
Sherwin-Williams Co. (The)	77,114	27,669,274

Commercial Services & Supplies — 1.2%
Copart, Inc.(a)	857,694	44,154,087

Entertainment — 5.9%
Netflix, Inc.(a)	115,571	139,520,778
Spotify Technology SA(a)	107,863	71,743,996

		211,264,774

Financial Services — 4.4%
Visa, Inc., Class A	435,135	158,906,951

Ground Transportation — 0.0%
Old Dominion Freight Line, Inc.	10,662	1,707,733

Health Care Equipment & Supplies — 3.4%
Boston Scientific Corp.(a)	450,820	47,453,313
Intuitive Surgical, Inc.(a)	132,421	73,141,415

		120,594,728

Hotels, Restaurants & Leisure — 0.9%
Hilton Worldwide Holdings, Inc.	125,692	31,226,921

Interactive Media & Services — 9.8%
Alphabet, Inc., Class A	619,247	106,349,480
Meta Platforms, Inc., Class A	381,716	247,157,293

		353,506,773

IT Services — 0.4%
Shopify, Inc., Class A(a)	120,442	12,913,791

Life Sciences Tools & Services — 1.2%
Danaher Corp.	233,104	44,266,450

Media — 1.2%
Charter Communications, Inc., Class A(a)	104,807	41,531,870

Pharmaceuticals — 3.0%
Eli Lilly & Co.	144,840	106,844,123

Real Estate Management & Development — 0.2%
CoStar Group, Inc.(a)	101,324	7,453,393

Semiconductors & Semiconductor Equipment — 19.9%
ASML Holding NV, Registered Shares(b)	38,780	28,571,941
Broadcom, Inc.	895,763	216,837,349
NVIDIA Corp.	3,147,841	425,367,754
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	228,042	44,085,080

		714,862,124

Security	Shares	Value

Software — 18.9%
AppLovin Corp., Class A(a)	198,528	$78,021,504
Cadence Design Systems, Inc.(a)	333,405	95,710,573
Fair Isaac Corp.(a)	20,885	36,053,358
Intuit, Inc.	129,095	97,269,210
Microsoft Corp.	810,854	373,284,747

		680,339,392

Technology Hardware, Storage & Peripherals — 5.9%
Apple Inc.	1,055,881	212,073,699

Total Common Stocks — 97.4%
(Cost: $1,394,744,586)		3,501,227,759

Preferred Securities

Preferred Stocks — 2.5%

Interactive Media & Services — 1.1%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $19,426,516)(a)(c)(d)	177,291	41,138,604

Software — 1.4%
Databricks, Inc.
Series D, (Acquired 03/27/25, cost $34,703,225)(a)(c)(d)	375,170	37,573,275
Series J, (Acquired 01/21/25, cost $10,208,948)(a)(c)(d)	110,367	11,053,255

		48,626,530

Total Preferred Securities — 2.5%
(Cost: $64,338,688)		89,765,134

Total Long-Term Investments — 99.9%
(Cost: $1,459,083,274)		3,590,992,893

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	19,424,505	19,432,275
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(e)(f)	5,447,738	5,447,738

Total Short-Term Securities — 0.7%
(Cost: $24,880,013)		24,880,013

Total Investments — 100.6%
(Cost: $1,483,963,287)		3,615,872,906
Liabilities in Excess of Other Assets — (0.6)%		(23,194,198)

Net Assets — 100.0%		$3,592,678,708

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $89,765,134, representing 2.5% of its net assets as of period end, and an original cost of $64,338,689.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (continued) May 31, 2025	BlackRock Capital Appreciation Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$19,429,607	(a)	$—	$2,668	$—	$19,432,275	19,424,505	$3,462	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	4,697,315	750,423	(a)	—	—	—	5,447,738	5,447,738	189,717		—

					$2,668	$—	$24,880,013		$193,179		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,501,227,759	$—	$—	$3,501,227,759
Preferred Securities	—	—	89,765,134	89,765,134
Short-Term Securities
Money Market Funds	24,880,013	—	—	24,880,013

	$3,526,107,772	$—	$89,765,134	$3,615,872,906

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets
Opening Balance, as of May 31, 2024	$30,813,176
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)(b)	14,039,785
Purchases	44,912,173
Sales	—

Closing Balance, as of May 31, 2025	$89,765,134

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2025(b)	$14,039,785

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.

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Schedule of Investments (continued) May 31, 2025	BlackRock Capital Appreciation Fund, Inc.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Securities	$89,765,134	Market	Revenue Multiple	1.50x - 17.00x	9.90x

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments May 31, 2025	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 24.3%
4D Molecular Therapeutics, Inc.(a)	154,258	$558,414
AbbVie, Inc.	2,072,351	385,685,245
Alkermes PLC(a)	169,810	5,197,884
Allogene Therapeutics, Inc.(a)(b)	1,413,527	1,653,827
Alnylam Pharmaceuticals, Inc.(a)	502,787	153,128,809
Amgen, Inc.	748,486	215,698,696
Arcellx, Inc.(a)	207,201	12,858,894
Argenx SE, ADR(a)	117,950	67,616,017
Ascendis Pharma A/S, ADR(a)	124,134	20,213,981
Autolus Therapeutics PLC, ADR(a)(b)	850,117	1,487,705
Beam Therapeutics, Inc.(a)(b)	187,715	2,971,528
Biohaven Ltd.(a)	230,982	3,420,843
BioMarin Pharmaceutical, Inc.(a)	281,157	16,326,787
BioNTech SE, ADR(a)	47,467	4,547,813
Blueprint Medicines Corp.(a)	204,909	20,767,527
Bridgebio Pharma, Inc.(a)	231,965	7,944,801
CG oncology, Inc.(a)	68,649	1,758,787
Denali Therapeutics, Inc.(a)	269,381	3,566,604
Disc Medicine, Inc.(a)(b)	96,722	4,514,983
Dyne Therapeutics, Inc.(a)	322,438	3,856,358
Exact Sciences Corp.(a)	620,545	34,924,273
Exelixis, Inc.(a)(b)	342,550	14,743,352
Gilead Sciences, Inc.	1,125,322	123,875,446
Incyte Corp.(a)(b)	160,906	10,468,544
Insmed, Inc.(a)	658,178	45,894,752
Ionis Pharmaceuticals, Inc.(a)(b)	155,518	5,211,408
Kymera Therapeutics, Inc.(a)(b)	60,530	1,794,109
Legend Biotech Corp., ADR(a)	140,057	4,054,650
Merus NV(a)	230,676	12,934,003
Metsera, Inc.(a)(b)	152,727	4,080,865
Moderna, Inc.(a)	407,880	10,833,293
MoonLake Immunotherapeutics(a)(b)	77,153	3,009,739
Natera, Inc.(a)	151,876	23,955,401
Neurocrine Biosciences, Inc.(a)	144,705	17,801,609
Nuvalent, Inc., Class A(a)	367,660	27,431,113
Protagonist Therapeutics, Inc.(a)	262,826	12,476,350
Prothena Corp. PLC(a)	436,720	2,004,545
PTC Therapeutics, Inc.(a)	274,700	13,328,444
Regeneron Pharmaceuticals, Inc.	144,734	70,960,186
REGENXBIO, Inc.(a)	247,495	2,190,331
Rhythm Pharmaceuticals, Inc.(a)	690,347	42,338,982
Roivant Sciences Ltd.(a)(b)	757,759	8,327,771
Scholar Rock Holding Corp.(a)	103,615	3,005,871
Stoke Therapeutics, Inc.(a)(b)	925,936	8,833,429
Summit Therapeutics, Inc.(a)(b)	227,720	4,147,920
TScan Therapeutics, Inc.(a)	650,525	930,251
Vaxcyte, Inc.(a)	102,708	3,336,983
Vertex Pharmaceuticals, Inc.(a)	225,865	99,843,623
Viking Therapeutics, Inc.(a)(b)	118,964	3,188,235
Vir Biotechnology, Inc.(a)	272,240	1,344,866
Voyager Therapeutics, Inc.(a)	425,922	1,167,026
Xenon Pharmaceuticals, Inc.(a)	330,873	9,545,686
Zealand Pharma A/S(a)(b)	92,335	6,418,318

		1,568,176,877

Financial Services — 0.2%
Helix Acquisition Corp. II, Class A(a)	850,715	9,204,736

Health Care Equipment & Supplies — 29.1%
Abbott Laboratories	2,604,639	347,927,678
Alcon AG(b)	443,060	38,076,576
Boston Scientific Corp.(a)	4,073,041	428,728,296

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cooper Cos., Inc. (The)(a)	343,632	$23,463,193
Dexcom, Inc.(a)	351,585	30,165,993
Edwards Lifesciences Corp.(a)	2,418,472	189,172,880
GE HealthCare Technologies, Inc.	268,721	18,955,579
Glaukos Corp.(a)	101,118	9,534,416
Hologic, Inc.(a)	156,655	9,739,241
IDEXX Laboratories, Inc.(a)(b)	86,759	44,538,600
Inspire Medical Systems, Inc.(a)(b)	58,973	8,150,069
Insulet Corp.(a)	66,855	21,729,881
Intuitive Surgical, Inc.(a)	381,710	210,833,702
Medtronic PLC	1,992,642	165,349,433
Novocure Ltd.(a)	641,675	12,262,409
Nyxoah SA(a)(b)	392,838	3,005,211
Orchestra BioMed Holdings, Inc.(a)(b)	250,564	714,107
Penumbra, Inc.(a)	149,102	39,805,761
STERIS PLC	75,548	18,525,125
Stryker Corp.	672,262	257,234,332

		1,877,912,482

Health Care Providers & Services — 15.1%
Cencora, Inc.	333,871	97,236,590
Centene Corp.(a)	260,875	14,723,785
Cigna Group (The)	222,702	70,516,361
CVS Health Corp.	815,115	52,199,965
Elevance Health, Inc.	279,607	107,324,351
Exo Imaging, Inc. (Acquired 06/24/21, cost $11,178,821)(a)(c)(d)	19,083	6,967
Guardant Health, Inc.(a)	129,627	5,265,449
HCA Healthcare, Inc.	255,378	97,398,615
Humana, Inc.	146,579	34,171,962
Labcorp Holdings, Inc.	197,993	49,294,317
McKesson Corp.	147,956	106,455,822
Quest Diagnostics, Inc.	303,566	52,620,130
UnitedHealth Group, Inc.	934,338	282,085,986

		969,300,300

Health Care Technology — 0.0%
Carbon Health Technologies, Inc. (Acquired 07/09/21, cost $18,064,000)(a)(c)(d)	2,720,277	27,203

Life Sciences Tools & Services — 6.2%
Agilent Technologies, Inc.	261,530	29,270,438
Bio-Techne Corp.	219,569	10,627,140
Danaher Corp.	554,987	105,392,031
IQVIA Holdings, Inc.(a)	88,638	12,438,570
Mettler-Toledo International, Inc.(a)	15,479	17,886,294
Repligen Corp.(a)	167,659	19,795,498
Thermo Fisher Scientific, Inc.	267,577	107,785,367
Waters Corp.(a)	197,840	69,093,642
West Pharmaceutical Services, Inc.	134,864	28,436,074

		400,725,054

Pharmaceuticals — 20.4%
AstraZeneca PLC	324,659	47,557,370
Bristol-Myers Squibb Co.	2,279,200	110,039,776
Daiichi Sankyo Co. Ltd.	781,700	20,804,088
Edgewise Therapeutics, Inc.(a)	286,215	4,087,150
Eli Lilly & Co.	778,943	574,602,883
Galderma Group AG	116,108	15,254,664
Johnson & Johnson	1,717,195	266,525,836
Merck & Co., Inc.	616,926	47,404,594
Pfizer, Inc.	3,436,345	80,719,744
Structure Therapeutics, Inc., ADR(a)	103,023	2,241,781
Teva Pharmaceutical Industries Ltd., ADR(a)	3,047,795	51,142,000
UCB SA	111,585	20,299,496

6	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

Pharmaceuticals (continued)
WaVe Life Sciences Ltd.(a)		309,930	$1,862,679
Zoetis, Inc., Class A		422,297	71,211,943

			1,313,754,004

Total Common Stocks — 95.3% (Cost: $3,805,476,058)			6,139,100,656

		Par (000)

Other Interests(a)(c)(d)(e)
Afferent Pharmaceuticals, Inc., Series C (Acquired 06/30/15, cost $0)	USD	3,421	34
Affinivax Inc. (Acquired 08/19/22, cost $0)		123	1,186,480

Total Other Interests — 0.0% (Cost: $0)			1,186,514

		Shares

Preferred Securities

Preferred Stocks — 0.7%

Biotechnology — 0.5%
Adarx Pharmaceuticals, Inc., Series C, (Acquired 08/02/23, cost $6,399,994)(a)(c)(d)		769,230	8,738,453
Cellarity, Inc., Series B, (Acquired 01/15/21, cost $5,149,998)(a)(c)(d)		858,333	1,828,249
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, cost $4,207,998)(a)(c)(d)		823,870	4,803,162
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20,cost $4,152,184)(a)(c)(d)		3,518,800	985,264
Kartos Therapeutics, Inc.
Series C, (Acquired 08/22/23, cost $6,974,988)(a)(c)(d)		1,233,856	6,995,964
Series D, (Acquired 02/19/25, cost $1,919,018)(a)(c)(d)		339,469	1,924,789
Laronde, Inc., Series B, (Acquired 07/28/21, cost $10,822,560)(a)(c)(d)		386,520	8,835,847

			34,111,728

Health Care Equipment & Supplies — 0.0%
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, cost $5,270,016)(a)(c)(d)		1,700	3,791

Health Care Providers & Services — 0.1%
Exo Imaging, Inc., (Acquired 07/24/24, cost $577,098)(a)(c)(d)		890,877	659,784
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, cost $9,727,321)(a)(c)(d)		80,024,425	6,684,896

			7,344,680

Pharmaceuticals — 0.1%
Insitro, Series C, (Acquired 03/10/21, cost $10,839,964)(a)(c)(d)		592,636	4,995,921

Total Preferred Securities — 0.7% (Cost: $66,041,139)			46,456,120

Security	Shares	Value

Rights

Biotechnology — 0.0%
Korro Bio, Inc., CVR(a)(c)	428,010	$4
Mirati Therapeutics, Inc., CVR(a)(b)(c)	228,510	169,098

		169,102

Health Care Equipment & Supplies — 0.0%
ABIOMED INC, CVR(a)(c)	243,643	538,451

Total Rights — 0.0% (Cost: $ —)		707,553

Warrants(a)

Health Care Providers & Services — 0.0%
CareMax, Inc., (Issued 09/15/20/Exercisable 07/21/21, 1 Share for 1 Warrant, Expires 08/06/26, Strike Price USD 11.50)(c)	88,432	186

Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)	77,354	20,112

Total Warrants — 0.0% (Cost: $306,235)		20,298

Total Long-Term Investments — 96.0% (Cost: $3,871,823,432)		6,187,471,141

Short-Term Securities

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	52,980,376	53,001,569
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(f)(g)	332,559,809	332,559,809

Total Short-Term Securities — 6.0% (Cost: $385,558,827)		385,561,378

Total Investments — 102.0% (Cost: $4,257,382,259)		6,573,032,519
Liabilities in Excess of Other Assets — (2.0)%		(126,606,806)

Net Assets — 100.0%		$6,446,425,713

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $47,676,804, representing 0.7% of its net assets as of period end, and an original cost of $95,283,960.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (continued) May 31, 2025	BlackRock Health Sciences Opportunities Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$77,919,089	$—		$(24,941,131	)(a)	$21,060	$2,551	$53,001,569	52,980,376	$357,474	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	90,612,409	241,947,400	(a)	—		—	—	332,559,809	332,559,809	7,841,598		—

						$21,060	$2,551	$385,561,378		$8,199,072		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$1,561,758,559	$6,418,318	$—	$1,568,176,877
Financial Services	9,204,736	—	—	9,204,736
Health Care Equipment & Supplies	1,877,912,482	—	—	1,877,912,482
Health Care Providers & Services	969,293,333	—	6,967	969,300,300
Health Care Technology	—	—	27,203	27,203
Life Sciences Tools & Services	400,725,054	—	—	400,725,054
Pharmaceuticals	1,209,838,386	103,915,618	—	1,313,754,004
Other Interests	—	—	1,186,514	1,186,514
Preferred Securities	—	—	46,456,120	46,456,120
Rights	—	—	707,553	707,553
Warrants	20,112	—	186	20,298
Short-Term Securities
Money Market Funds	385,561,378	—	—	385,561,378

	$6,414,314,040	$110,333,936	$48,384,543	$6,573,032,519

See notes to financial statements.

8	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments May 31, 2025	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 11.3%
Axon Enterprise, Inc.(a)	516,464	$387,533,927
HEICO Corp.	954,229	285,925,177
Howmet Aerospace, Inc.	1,445,338	245,548,473
Loar Holdings, Inc.(a)(b)	689,182	59,993,293

		979,000,870

Automobiles — 2.0%
Ferrari NV(b)	368,901	176,615,043

Biotechnology — 1.4%
Natera, Inc.(a)	770,327	121,503,678

Capital Markets — 10.4%
Ares Management Corp., Class A	1,605,582	265,723,821
Blue Owl Capital, Inc., Class A	8,891,460	166,092,473
Robinhood Markets, Inc., Class A(a)(b)	1,443,965	95,518,284
TPG, Inc., Class A	3,372,922	162,338,736
Tradeweb Markets, Inc., Class A	1,445,953	208,867,911

		898,541,225

Commercial Services & Supplies — 3.2%
Copart, Inc.(a)	2,914,889	150,058,486
Rollins, Inc.	2,277,329	130,377,085

		280,435,571

Construction & Engineering — 2.2%
Quanta Services, Inc.	553,203	189,505,220

Construction Materials — 0.5%
Vulcan Materials Co.	176,230	46,713,286

Diversified Consumer Services — 2.3%
Duolingo, Inc., Class A(a)	377,185	195,989,098

Electrical Equipment — 3.4%
Vertiv Holdings Co., Class A	2,764,560	298,378,961

Electronic Equipment, Instruments & Components — 1.6%
Coherent Corp.(a)	1,102,401	83,374,587
Teledyne Technologies, Inc.(a)	115,188	57,462,686

		140,837,273

Entertainment — 5.0%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	1,971,146	190,274,723
Live Nation Entertainment, Inc.(a)	1,735,768	238,130,012

		428,404,735

Financial Services — 3.6%
Adyen NV(a)(c)	91,065	174,524,192
Affirm Holdings, Inc., Class A(a)	2,631,710	136,585,749

		311,109,941

Ground Transportation — 0.1%
Saia, Inc.(a)(b)	35,493	9,384,704

Health Care Equipment & Supplies — 7.7%
Alcon AG	722,024	62,050,743
Align Technology, Inc.(a)	49,795	9,009,907
Dexcom, Inc.(a)	3,300,915	283,218,507
IDEXX Laboratories, Inc.(a)	229,609	117,872,076
Masimo Corp.(a)(b)	1,171,467	190,363,388

		662,514,621

Health Care Providers & Services — 1.6%
Cencora, Inc.	476,579	138,798,868

Health Care Technology — 0.7%
Doximity, Inc., Class A(a)	1,092,564	56,911,659

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.5%
DraftKings, Inc., Class A(a)(b)	890,308	$31,944,251
Flutter Entertainment PLC(a)	202,121	51,075,977
Planet Fitness, Inc., Class A(a)	1,236,069	127,104,975
Wingstop, Inc.(b)	11,733	4,009,166

		214,134,369

Interactive Media & Services — 0.2%
Reddit, Inc., Class A(a)(b)	120,137	13,497,392

IT Services — 3.0%
Cloudflare, Inc., Class A(a)(b)	1,549,068	256,974,890

Life Sciences Tools & Services — 1.3%
Repligen Corp.(a)(b)	134,749	15,909,815
Waters Corp.(a)(b)	267,614	93,461,513
West Pharmaceutical Services, Inc.	14,905	3,142,719

		112,514,047

Media — 1.7%
Charter Communications, Inc., Class A(a)(b)	382,565	151,599,033

Oil, Gas & Consumable Fuels — 1.5%
Antero Resources Corp.(a)	1,575,610	59,006,595
Expand Energy Corp.	580,234	67,382,574

		126,389,169

Real Estate Management & Development — 1.5%
CoStar Group, Inc.(a)(b)	1,026,192	75,486,684
Landbridge Co. LLC, Class A(b)	809,712	57,853,922

		133,340,606

Semiconductors & Semiconductor Equipment — 3.3%
ASM International NV	298,795	162,618,025
Astera Labs, Inc.(a)	1,005,599	91,227,941
BE Semiconductor Industries NV	24,419	2,950,918
Entegris, Inc.	333,884	22,951,186
Lattice Semiconductor Corp.(a)	96,667	4,344,215
Onto Innovation, Inc.(a)	12,518	1,150,905

		285,243,190

Software — 25.4%
AppLovin Corp., Class A(a)	1,366,294	536,953,542
Bentley Systems, Inc., Class B	2,377,683	113,486,810
Cadence Design Systems, Inc.(a)	700,019	200,954,454
Confluent, Inc., Class A(a)	1,733,082	39,912,879
CyberArk Software Ltd.(a)	243,100	93,053,818
Fair Isaac Corp.(a)	121,896	210,426,627
Gitlab, Inc., Class A(a)(b)	434,142	19,757,802
Guidewire Software, Inc.(a)	644,197	138,515,239
Nutanix, Inc., Class A(a)	1,647,216	126,324,995
Palantir Technologies, Inc., Class A(a)	3,837,456	505,699,952
Roper Technologies, Inc.	114,131	65,085,485
Tyler Technologies, Inc.(a)(b)	249,862	144,167,875
Vertex, Inc., Class A(a)(b)	62,009	2,453,696

		2,196,793,174

Specialty Retail — 2.5%
Carvana Co., Class A(a)	630,652	206,324,108
Floor & Decor Holdings, Inc., Class A(a)	103,077	7,389,590

		213,713,698

Textiles, Apparel & Luxury Goods — 0.6%
Brunello Cucinelli SpA	417,794	51,489,446

Total Common Stocks — 100.5% (Cost: $5,827,806,135)		8,690,333,767

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (continued) May 31, 2025	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Other Interests(a)(d)(e)
GCI Liberty, Inc., Class A	USD	1,529	$15

Total Other Interests — 0.0% (Cost: $0)			15

Total Long-Term Investments — 100.5% (Cost: $5,827,806,135)			8,690,333,782

		Shares

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)		351,203,978	351,344,459
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(f)(g)		186,976	186,976

Total Short-Term Securities — 4.0% (Cost: $351,503,136)			351,531,435

Total Investments — 104.5% (Cost: $6,179,309,271)			9,041,865,217
Liabilities in Excess of Other Assets — (4.5)%			(392,061,081)

Net Assets — 100.0%			$8,649,804,136

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$462,938,124	$—	$(111,815,351	)(a)	$191,634	$30,052	$351,344,459	351,203,978	$971,263	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	750,097	—	(563,121	)(a)	—	—	186,976	186,976	1,049,993		—

					$191,634	$30,052	$351,531,435		$2,021,256		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

10	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Mid-Cap Growth Equity Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$979,000,870	$—	$—	$979,000,870
Automobiles	176,615,043	—	—	176,615,043
Biotechnology	121,503,678	—	—	121,503,678
Capital Markets	898,541,225	—	—	898,541,225
Commercial Services & Supplies	280,435,571	—	—	280,435,571
Construction & Engineering	189,505,220	—	—	189,505,220
Construction Materials	46,713,286	—	—	46,713,286
Diversified Consumer Services	195,989,098	—	—	195,989,098
Electrical Equipment	298,378,961	—	—	298,378,961
Electronic Equipment, Instruments & Components	140,837,273	—	—	140,837,273
Entertainment	428,404,735	—	—	428,404,735
Financial Services	136,585,749	174,524,192	—	311,109,941
Ground Transportation	9,384,704	—	—	9,384,704
Health Care Equipment & Supplies	662,514,621	—	—	662,514,621
Health Care Providers & Services	138,798,868	—	—	138,798,868
Health Care Technology	56,911,659	—	—	56,911,659
Hotels, Restaurants & Leisure	214,134,369	—	—	214,134,369
Interactive Media & Services	13,497,392	—	—	13,497,392
IT Services	256,974,890	—	—	256,974,890
Life Sciences Tools & Services	112,514,047	—	—	112,514,047
Media	151,599,033	—	—	151,599,033
Oil, Gas & Consumable Fuels	126,389,169	—	—	126,389,169
Real Estate Management & Development	133,340,606	—	—	133,340,606
Semiconductors & Semiconductor Equipment	119,674,247	165,568,943	—	285,243,190
Software	2,196,793,174	—	—	2,196,793,174
Specialty Retail	213,713,698	—	—	213,713,698
Textiles, Apparel & Luxury Goods	—	51,489,446	—	51,489,446
Other Interests	—	—	15	15
Short-Term Securities
Money Market Funds	351,531,435	—	—	351,531,435

	$8,650,282,621	$391,582,581	$15	$9,041,865,217

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments May 31, 2025	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 0.6%
Tesla, Inc.(a)	98,818	$34,236,484

Broadline Retail — 6.2%
Alibaba Group Holding Ltd.	4,306,852	61,320,151
Amazon.com, Inc.(a)	956,017	195,993,045
MercadoLibre, Inc.(a)	46,415	118,975,105

		376,288,301

Capital Markets — 1.4%
CME Group, Inc., Class A	149,578	43,228,042
Deutsche Boerse AG, Registered Shares	130,565	42,061,367

		85,289,409

Communications Equipment — 1.0%
Arista Networks, Inc.(a)	715,397	61,981,996

Consumer Finance — 0.2%
Klarna Group PLC (Acquired 09/15/20, cost $11,017,172)(a)(b)(c)	307,200	11,498,496

Diversified Consumer Services — 0.0%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(c)	2,241	—

Electronic Equipment, Instruments & Components — 0.6%
Coherent Corp.(a)	452,378	34,213,348

Entertainment — 4.9%
Netflix, Inc.(a)	49,709	60,010,196
Nintendo Co. Ltd.	559,700	45,663,936
Spotify Technology SA(a)(d)	185,589	123,442,667
Take-Two Interactive Software, Inc.(a)	291,696	66,004,971

		295,121,770

Financial Services — 3.3%
Adyen NV(a)(e)	37,641	72,138,199
Mastercard, Inc., Class A	220,549	129,153,495

		201,291,694

Industrial Conglomerates — 1.3%
Hitachi Ltd.	2,828,900	78,814,086

Interactive Media & Services — 5.6%
Alphabet, Inc., Class A	355,297	61,018,707
Meta Platforms, Inc., Class A	431,285	279,252,725

		340,271,432

IT Services — 4.6%
Farmer’s Business Network, Inc.(a)(b)	194,200	240,808
International Business Machines Corp.	173,639	44,982,920
Shopify, Inc., Class A(a)	460,460	49,370,521
Snowflake, Inc., Class A(a)	768,918	158,143,365
Twilio, Inc., Class A(a)	245,120	28,850,624

		281,588,238

Professional Services — 2.7%
RELX PLC	1,467,427	78,968,383
Thomson Reuters Corp.	436,666	86,757,279

		165,725,662

Semiconductors & Semiconductor Equipment — 26.4%
ASM International NV	88,936	48,403,075
ASML Holding NV	73,956	54,486,359
Broadcom, Inc.	1,680,805	406,872,466
Disco Corp.	134,200	30,062,287
Intel Corp.	1,484,640	29,024,712
Lam Research Corp.	850,173	68,685,477
Microchip Technology, Inc.	386,568	22,436,407

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	52,667	$34,860,287
NVIDIA Corp.	5,845,944	789,962,413
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	592,428	114,528,181

		1,599,321,664

Software — 30.3%
AppLovin Corp., Class A(a)	223,496	87,833,928
Atlassian Corp., Class A(a)	208,912	43,376,399
Autodesk, Inc.(a)	160,675	47,579,081
Cadence Design Systems, Inc.(a)	504,700	144,884,229
Constellation Software, Inc.	22,901	83,032,666
Crowdstrike Holdings, Inc., Class A(a)	190,532	89,811,069
CyberArk Software Ltd.(a)	167,884	64,262,638
Databricks, Inc. (Acquired 07/24/20, cost $5,122,891)(a)(b)(c)	319,983	32,046,297
Elastic NV(a)	255,981	20,701,183
Guidewire Software, Inc.(a)	272,068	58,500,061
Microsoft Corp.	1,119,667	515,449,900
Oracle Corp.	1,061,226	175,664,740
Palo Alto Networks, Inc.(a)	212,465	40,882,515
Rubrik, Inc., Class A(a)	494,544	47,154,770
Salesforce, Inc.	185,835	49,315,034
Samsara, Inc., Class A(a)	941,327	43,809,359
SAP SE	392,732	118,809,351
ServiceNow, Inc.(a)	117,507	118,810,153
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(b)(c)	149,520	771,523
Xero Ltd.(a)	436,358	51,834,312

		1,834,529,208

Specialty Retail — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost
$1,414,399)(a)(b)(c)	304,000	105,685

Technology Hardware, Storage & Peripherals — 6.8%
Apple Inc.	1,774,046	356,317,139
Samsung Electronics Co. Ltd.	670,369	27,202,032
Xiaomi Corp., Class B(a)(e)	4,102,400	26,407,196

		409,926,367

Total Common Stocks — 95.9%
(Cost: $3,043,625,816)		5,810,203,840

Preferred Securities

Preferred Stocks — 1.7%

Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, cost $6,867,746)(a)(b)(c)	2,371	—

Interactive Media & Services — 0.4%
Bytedance Ltd., Series E-1, (Acquired 11/11/20,cost $10,748,384)(a)(b)(c)	94,889	22,018,043

Semiconductors & Semiconductor Equipment — 0.5%
PsiQuantum Corp., Series C, (Acquired 09/09/19,cost $2,698,454)(a)(b)(c)	581,814	19,624,586
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, cost $9,804,574)(a)(b)(c)	184,153	8,695,705

		28,320,291

Software — 0.8%
Databricks, Inc.
Series F, (Acquired 10/22/19, cost $3,700,005)(a)(b)(c)	258,450	25,883,767

12	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Databricks, Inc.
Series G, (Acquired 02/01/21, cost $12,500,003)(a)(b)(c)	211,425	$21,174,214
Unqork, Inc.
Series A, (Acquired 03/05/21, cost $194,941)(a)(b)(c)	7,120	39,018
Series B, (Acquired 03/05/21, cost $314,315)(a)(b)(c)	11,480	70,487
Series C, (Acquired 09/18/20, cost $8,323,340)(a)(b)(c)	304,000	2,441,120
Series Seed, (Acquired 03/05/21, cost $489,544)(a)(b)(c)	17,880	93,512
Series Seed A, (Acquired 03/05/21, cost $180,704)(a)(b)(c)	6,600	34,386

		49,736,504

Total Preferred Securities — 1.7% (Cost: $55,822,010)		100,074,838

Warrants(a)(b)

Software — 0.0%
Constellation Software, Inc., (Issued/Exercisable 08/22/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 0.00)	22,107	—

Total Warrants — 0.0% (Cost: $0)		—

Total Long-Term Investments — 97.6% (Cost: $3,099,447,826)		5,910,278,678

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	8,829,668	$8,833,200
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(f)(g)	153,923,002	153,923,002

Total Short-Term Securities — 2.7% (Cost: $162,756,202)		162,756,202

Total Investments — 100.3% (Cost: $3,262,204,028)		6,073,034,880

Liabilities in Excess of Other Assets — (0.3)%		(16,184,315)

Net Assets — 100.0%		$6,056,850,565

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $144,496,839, representing 2.4% of its net assets as of period end, and an original cost of $80,897,883.

(d)	All or a portion of this security is on loan.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$42,718,478	$—	$(33,873,582)(a)	$(11,696)	$—	$8,833,200	8,829,668	$137,669(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	25,083,311	128,839,691(a)	—	—	—	153,923,002	153,923,002	2,284,411	—

				$(11,696)	$—	$162,756,202		$2,422,080	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (continued) May 31, 2025	BlackRock Technology Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$34,236,484	$—	$—	$34,236,484
Broadline Retail	314,968,150	61,320,151	—	376,288,301
Capital Markets	43,228,042	42,061,367	—	85,289,409
Communications Equipment	61,981,996	—	—	61,981,996
Consumer Finance	—	—	11,498,496	11,498,496
Diversified Consumer Services	—	—	—	—
Electronic Equipment, Instruments & Components	34,213,348	—	—	34,213,348
Entertainment	249,457,834	45,663,936	—	295,121,770
Financial Services	129,153,495	72,138,199	—	201,291,694
Industrial Conglomerates	—	78,814,086	—	78,814,086
Interactive Media & Services	340,271,432	—	—	340,271,432
IT Services	281,347,430	—	240,808	281,588,238
Professional Services	86,757,279	78,968,383	—	165,725,662
Semiconductors & Semiconductor Equipment	1,466,369,943	132,951,721	—	1,599,321,664
Software	1,631,067,725	170,643,663	32,817,820	1,834,529,208
Specialty Retail	—	—	105,685	105,685
Technology Hardware, Storage & Peripherals	356,317,139	53,609,228	—	409,926,367
Preferred Securities	—	—	100,074,838	100,074,838
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	162,756,202	—	—	162,756,202

	$5,192,126,499	$736,170,734	$144,737,647	$6,073,034,880

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants		Total
Assets
Opening Balance, as of May 31, 2024	$35,470,366	$83,769,762	$—	(c)	$119,240,128
Transfers into Level 3	—	—	—		—
Transfers out of Level 3	—	—	—		—
Accrued discounts/premiums	—	—	—		—
Net realized gain (loss)	—	(144,905)	—		(144,905)
Net change in unrealized appreciation (depreciation)(a)(b)	9,192,443	18,797,336	—		27,989,779
Purchases	11,017,172	—	—		11,017,172
Sales	(11,017,172)	(2,347,355)	—		(13,364,527)

Closing Balance, as of May 31, 2025	$44,662,809	$100,074,838	$—	(c)	$144,737,647

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2025(b)	$8,752,495	$20,188,304	$—		$28,940,799

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.

(c)	Rounds to less than $1.

14	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Technology Opportunities Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks	$44,662,809	Market	Revenue Multiple	1.35x - 17.00x		13.47x
			Volatility	70%		—
			Time to Exit	3.0 years		—
Preferred Stocks	100,074,838	Market	Revenue Multiple	1.50x - 17.00x		12.32x
			Volatility	70%-90%		76%
			Time to Exit	3.0 - 4.0 years		3.6 years
			Market Adjustment Multiple	1.10x		—

	$144,737,647

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	15

Statements of Assets and Liabilities

May 31, 2025

	BlackRock	BlackRock	BlackRock
	Capital	Health	Mid-Cap	BlackRock
	Appreciation	Sciences	Growth	Technology
	Fund,	Opportunities	Equity	Opportunities
	Inc.	Portfolio	Portfolio	Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$3,590,992,893	$6,187,471,141	$8,690,333,782	$5,910,278,678
Investments, at value — affiliated(c)	24,880,013	385,561,378	351,531,435	162,756,202
Cash	2,667	—	6,665	—
Foreign currency, at value(d)	—	—	276,120	6,963
Receivables:
Investments sold	1,267,571	32,653,621	8,954,188	—
Securities lending income — affiliated	1,683	47,284	73,993	5,364
Capital shares sold	776,135	4,239,469	4,328,615	4,669,572
Dividends — unaffiliated	1,341,569	7,996,151	2,795,275	2,981,928
Dividends — affiliated	21,818	1,194,252	50,846	344,891
From the Manager	82,134	—	144,013	27,680
Prepaid expenses	41,889	62,907	86,692	78,833

Total assets	3,619,408,372	6,619,226,203	9,058,581,624	6,081,150,111

LIABILITIES
Collateral on securities loaned	19,432,275	52,987,574	351,138,880	8,833,200
Payables:
Investments purchased	1,325,639	103,953,635	8,500,354	—
Administration fees	—	307,711	307,221	189,760
Capital shares redeemed	3,118,591	9,374,548	41,365,226	9,268,730
Investment advisory fees	1,757,232	3,739,049	4,627,848	3,720,363
Directors’ and Officer’s fees	4,892	10,477	18,280	7,117
Other accrued expenses	546,893	1,570,805	2,290,884	1,536,834
Other affiliate fees	2,532	55,242	18,968	16,168
Professional fees	58,175	44,938	34,318	22,575
Service and distribution fees	483,435	756,511	475,509	704,799

Total liabilities	26,729,664	172,800,490	408,777,488	24,299,546

Commitments and contingent liabilities

NET ASSETS	$3,592,678,708	$6,446,425,713	$8,649,804,136	$6,056,850,565

NET ASSETS CONSIST OF:
Paid-in capital	$1,197,031,840	$3,811,576,031	$5,649,167,424	$2,899,674,187
Accumulated earnings	2,395,646,868	2,634,849,682	3,000,636,712	3,157,176,378

NET ASSETS	$3,592,678,708	$6,446,425,713	$8,649,804,136	$6,056,850,565

(a) Investments, at cost — unaffiliated	$1,459,083,274	$3,871,823,432	$5,827,806,135	$3,099,447,826
(b) Securities loaned, at value	$18,787,635	$49,693,858	$343,170,845	$9,045,904
(c) Investments, at cost — affiliated	$24,880,013	$385,558,827	$351,503,136	$162,756,202
(d) Foreign currency, at cost	$—	$—	$274,345	$7,683

16	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (continued)

May 31, 2025

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Health Sciences Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

NET ASSET VALUE

Institutional
Net assets	$838,015,098	$3,295,417,816	$3,641,576,653	$3,071,364,508

Shares outstanding	19,374,781	50,624,607	84,578,909	41,944,904

Net asset value	$43.25	$65.10	$43.06	$73.22

Shares authorized	300 million	Unlimited	Unlimited	Unlimited

Par value	$0.10	$0.001	$0.001	$0.001

Service
Net assets	N/A	$24,526,114	$46,070,883	$50,592,374

Shares outstanding	N/A	403,930	1,206,261	747,868

Net asset value	N/A	$60.72	$38.19	$67.65

Shares authorized	N/A	Unlimited	Unlimited	Unlimited

Par value	N/A	$0.001	$0.001	$0.001

Investor A
Net assets	$2,132,548,852	$2,287,337,727	$1,492,673,050	$2,116,249,578

Shares outstanding	57,636,225	37,885,661	41,017,815	32,100,048

Net asset value	$37.00	$60.37	$36.39	$65.93

Shares authorized	300 million	Unlimited	Unlimited	Unlimited

Par value	$0.10	$0.001	$0.001	$0.001

Investor C
Net assets	$38,409,746	$192,391,253	$149,020,436	$288,544,550

Shares outstanding	2,178,164	3,993,443	5,594,717	5,634,147

Net asset value	$17.63	$48.18	$26.64	$51.21

Shares authorized	300 million	Unlimited	Unlimited	Unlimited

Par value	$0.10	$0.001	$0.001	$0.001

Class K
Net assets	$560,119,107	$439,081,500	$3,245,829,986	$479,903,611

Shares outstanding	12,767,340	6,731,138	74,873,518	6,530,061

Net asset value	$43.87	$65.23	$43.35	$73.49

Shares authorized	300 million	Unlimited	Unlimited	Unlimited

Par value	$0.10	$0.001	$0.001	$0.001

Class R
Net assets	$23,585,905	$207,671,303	$74,633,128	$50,195,944

Shares outstanding	961,720	3,572,532	2,117,890	763,948

Net asset value	$24.52	$58.13	$35.24	$65.71

Shares authorized	500 million	Unlimited	Unlimited	Unlimited

Par value	$0.10	$0.001	$0.001	$0.001

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	17

Statements of Operations

Year Ended May 31, 2025

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Health Sciences Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

INVESTMENT INCOME
Dividends — unaffiliated	$15,008,618 (a)	$88,924,112	$28,340,806	$25,274,394
Dividends — affiliated	189,717	7,841,598	1,049,993	2,284,411
Securities lending income — affiliated — net	3,462	357,474	971,263	137,669
Other income	10,484	—	—	—
Foreign taxes withheld	(249,894)	(403,121)	(468,798)	(984,867)
Foreign withholding tax claims	416,745	—	—	—

Total investment income	15,379,132	96,720,063	29,893,264	26,711,607

EXPENSES
Investment advisory	22,112,522	52,334,214	65,001,888	44,202,451
Service and distribution — class specific	5,916,405	10,699,175	6,087,902	8,542,204
Transfer agent — class specific	2,520,574	7,248,982	8,888,028	5,668,171
Accounting services	232,499	462,347	599,412	354,887
Professional	218,959	129,426	118,328	129,599
Reorganization	98,677	—	—	—
Registration	95,982	143,703	197,194	177,974
Printing and postage	53,782	63,495	87,756	57,431
Custodian	39,538	174,738	114,465	63,856
Directors and Officer	31,709	63,692	85,849	49,702
Administration	—	2,716,710	3,532,013	2,078,207
Administration — class specific	—	1,557,340	2,059,549	1,163,733
Miscellaneous	68,509	248,302	153,747	103,032

Total expenses excluding interest expense	31,389,156	75,842,124	86,926,131	62,591,247
Interest expense	14,219	697	278,898	21,175

Total expenses	31,403,375	75,842,821	87,205,029	62,612,422

Less:
Administration fees waived by the Manager — class specific	—	—	(1,228,923)	(646,033)
Fees waived and/or reimbursed by the Manager	(426,549)	(126,907)	(18,061)	(36,173)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(392,753)	—	(1,158,865)	(148,292)

Total expenses after fees waived and/or reimbursed	30,584,073	75,715,914	84,799,180	61,781,924

Net investment income (loss)	(15,204,941)	21,004,149	(54,905,916)	(35,070,317)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	443,895,649	746,901,300	1,463,754,146	1,049,647,702
Investments — affiliated	2,668	21,060	191,634	(11,696)
Foreign currency transactions	(7,953)	29,792	97,168	352,983

	443,890,364	746,952,152	1,464,042,948	1,049,988,989

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	69,781,274	(1,159,042,508)	(444,317,716)	(174,319,940)
Investments — affiliated	—	2,551	30,052	—
Foreign currency translations	(1,594)	103,867	88,081	39,973

	69,779,680	(1,158,936,090)	(444,199,583)	(174,279,967)

Net realized and unrealized gain (loss)	513,670,044	(411,983,938)	1,019,843,365	875,709,022

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$498,465,103	$(390,979,789)	$964,937,449	$840,638,705

(a)	Includes $3,851,625 related to a special distribution from TransDigm Group, Inc.

See notes to financial statements.

18	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock Capital Appreciation Fund, Inc.		BlackRock Health Sciences Opportunities Portfolio
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/25	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(15,204,941)	$(10,611,713)	$21,004,149	$25,316,530
Net realized gain	443,890,364	341,112,234	746,952,152	395,305,992
Net change in unrealized appreciation (depreciation)	69,779,680	713,790,114	(1,158,936,090)	615,065,988

Net increase (decrease) in net assets resulting from operations	498,465,103	1,044,290,635	(390,979,789)	1,035,688,510

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(88,121,130)	(24,574,161)	(326,473,190)	(165,666,116)
Service	—	—	(2,429,838)	(1,218,171)
Investor A	(271,930,786)	(69,431,098)	(229,221,310)	(108,961,191)
Investor C	(9,645,989)	(2,509,299)	(27,918,920)	(16,034,475)
Class K	(57,998,828)	(22,193,494)	(39,451,171)	(17,980,192)
Class R	(4,429,049)	(1,215,316)	(20,274,657)	(8,884,277)

Decrease in net assets resulting from distributions to shareholders	(432,125,782)	(119,923,368)	(645,769,086)	(318,744,422)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	41,389,125	(551,525,947)	(830,958,717)	(872,061,789)

NET ASSETS
Total increase (decrease) in net assets	107,728,446	372,841,320	(1,867,707,592)	(155,117,701)
Beginning of year	3,484,950,262	3,112,108,942	8,314,133,305	8,469,251,006

End of year	$3,592,678,708	$3,484,950,262	$6,446,425,713	$8,314,133,305

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	19

Statements of Changes in Net Assets (continued)

	BlackRock Mid-Cap Growth Equity Portfolio		BlackRock Technology Opportunities Fund
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/25	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(54,905,916)	$(47,778,831)	$(35,070,317)	$(27,099,028)
Net realized gain	1,464,042,948	1,006,857,842	1,049,988,989	280,429,599
Net change in unrealized appreciation (depreciation)	(444,199,583)	1,133,709,179	(174,279,967)	1,259,756,995

Net increase in net assets resulting from operations	964,937,449	2,092,788,190	840,638,705	1,513,087,566

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	—	(119,062,757)	—
Service	—	—	(2,282,496)	—
Investor A	—	—	(91,250,925)	—
Investor C	—	—	(16,449,865)	—
Class K	—	—	(13,171,916)	—
Class R	—	—	(2,124,025)	—

Decrease in net assets resulting from distributions to shareholders	—	—	(244,341,984)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,982,272,835)	(1,914,227,253)	124,995,870	(566,590,067)

NET ASSETS
Total increase (decrease) in net assets	(3,017,335,386)	178,560,937	721,292,591	946,497,499
Beginning of year	11,667,139,522	11,488,578,585	5,335,557,974	4,389,060,475

End of year	$8,649,804,136	$11,667,139,522	$6,056,850,565	$5,335,557,974

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc.

	Institutional

	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$41.93		$31.69	$31.98	$43.32	$38.32		$30.52

Net investment income (loss)(a)	(0.11	)(b)	(0.06)	0.00 (c)	(0.09)	(0.06)		(0.07)
Net realized and unrealized gain (loss)	6.18		11.51	1.82	(6.14)	7.06		10.81

Net increase (decrease) from investment operations	6.07		11.45	1.82	(6.23)	7.00		10.74

Distributions from net realized gain(d)	(4.75)		(1.21)	(2.11)	(5.11)	(2.00)		(2.94)

Net asset value, end of period	$43.25		$41.93	$31.69	$31.98	$43.32		$38.32

Total Return(e)
Based on net asset value	15.03%		37.03%	6.81%	(17.30)%	18.72	%(f)	38.17%

Ratios to Average Net Assets(g)
Total expenses	0.73%		0.75%	0.73%	0.70%	0.72	%(h)	0.75%

Total expenses after fees waived and/or reimbursed	0.70%		0.74%	0.73%	0.70%	0.72	%(h)	0.75%

Net investment income (loss)	(0.27)%		(0.17)%	0.01%	(0.21)%	(0.21	)%(h)	(0.22)%

Supplemental Data
Net assets, end of period (000)	$838,015		$784,361	$678,965	$943,275	$1,072,833		$911,484

Portfolio turnover rate	29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.16) per share and (0.38)% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Investor A

	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$36.54		$27.77	$28.38	$39.00	$34.74		$27.99

Net investment loss(a)	(0.19	)(b)	(0.13)	(0.07)	(0.18)	(0.11)		(0.14)
Net realized and unrealized gain (loss)	5.36		10.04	1.57	(5.39)	6.37		9.83

Net increase (decrease) from investment operations	5.17		9.91	1.50	(5.57)	6.26		9.69

Distributions from net realized gain(c)	(4.71)		(1.14)	(2.11)	(5.05)	(2.00)		(2.94)

Net asset value, end of period	$37.00		$36.54	$27.77	$28.38	$39.00		$34.74

Total Return(d)
Based on net asset value	14.76%		36.66%	6.53%	(17.51)%	18.51	%(e)	37.84%

Ratios to Average Net Assets(f)
Total expenses	0.97%		1.00%	1.00%	0.97%	0.97	%(g)	1.01%

Total expenses after fees waived and/or reimbursed	0.95%		0.99%	1.00%	0.97%	0.97	%(g)	1.01%

Net investment loss	(0.52)%		(0.42)%	(0.27)%	(0.48)%	(0.46	)%(g)	(0.48)%

Supplemental Data
Net assets, end of period (000)	$2,132,549		$2,117,888	$1,723,973	$1,871,340	$2,551,211		$2,195,906

Portfolio turnover rate	29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.23) per share and (0.62)% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

22	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Investor C

	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$19.74		$15.52	$17.01	$25.27	$23.27		$19.81

Net investment loss(a)	(0.24	)(b)	(0.22)	(0.16)	(0.29)	(0.20)		(0.25)
Net realized and unrealized gain (loss)	2.80		5.50	0.78	(3.05)	4.20		6.65

Net increase (decrease) from investment operations	2.56		5.28	0.62	(3.34)	4.00		6.40

Distributions from net realized gain(c)	(4.67)		(1.06)	(2.11)	(4.92)	(2.00)		(2.94)

Net asset value, end of period	$17.63		$19.74	$15.52	$17.01	$25.27		$23.27

Total Return(d)
Based on net asset value	13.94%		35.61%	5.62%	(18.18)%	17.89	%(e)	36.73%

Ratios to Average Net Assets(f)
Total expenses	1.80%		1.84%	1.84%	1.76%	1.77	%(g)	1.79%

Total expenses after fees waived and/or reimbursed	1.74%		1.83%	1.84%	1.76%	1.77	%(g)	1.79%

Net investment loss	(1.31)%		(1.26)%	(1.11)%	(1.28)%	(1.27	)%(g)	(1.26)%

Supplemental Data
Net assets, end of period (000)	$38,410		$40,228	$39,581	$48,332	$72,075		$89,336

Portfolio turnover rate	29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.25) per share and (1.41)% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Class K

	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$42.46		$32.08	$32.32	$43.71	$38.63		$30.71

Net investment income (loss)(a)	(0.09	)(b)	(0.03)	0.02	(0.06)	(0.03)		(0.04)
Net realized and unrealized gain (loss)	6.26		11.65	1.85	(6.20)	7.11		10.90

Net increase (decrease) from investment operations	6.17		11.62	1.87	(6.26)	7.08		10.86

Distributions from net realized gain(c)	(4.76)		(1.24)	(2.11)	(5.13)	(2.00)		(2.94)

Net asset value, end of period	$43.87		$42.46	$32.08	$32.32	$43.71		$38.63

Total Return(d)
Based on net asset value	15.10%		37.14%	6.90%	(17.22)%	18.78	%(e)	38.33%

Ratios to Average Net Assets(f)
Total expenses	0.65%		0.65%	0.65%	0.64%	0.63	%(g)	0.64%

Total expenses after fees waived and/or reimbursed	0.63%		0.65%	0.65%	0.63%	0.63	%(g)	0.64%

Net investment income (loss)	(0.21)%		(0.08)%	0.08%	(0.15)%	(0.13	)%(g)	(0.11)%

Supplemental Data
Net assets, end of period (000)	$560,119		$517,123	$645,860	$646,115	$845,106		$682,107

Portfolio turnover rate	29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.13) per share and (0.31)% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

24	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Class R

	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$25.70		$19.86	$21.02	$30.12	$27.30		$22.65

Net investment loss(a)	(0.21	)(b)	(0.17)	(0.11)	(0.23)	(0.15)		(0.17)
Net realized and unrealized gain (loss)	3.71		7.10	1.06	(3.88)	4.97		7.76

Net increase (decrease) from investment operations	3.50		6.93	0.95	(4.11)	4.82		7.59

Distributions from net realized gain(c)	(4.68)		(1.09)	(2.11)	(4.99)	(2.00)		(2.94)

Net asset value, end of period	$24.52		$25.70	$19.86	$21.02	$30.12		$27.30

Total Return(d)
Based on net asset value	14.46%		36.14%	6.17%	(17.82)%	18.26	%(e)	37.45%

Ratios to Average Net Assets(f)
Total expenses	1.33%		1.36%	1.37%	1.33%	1.30	%(g)	1.28%

Total expenses after fees waived and/or reimbursed	1.26%		1.35%	1.36%	1.33%	1.30	%(g)	1.28%

Net investment loss	(0.84)%		(0.78)%	(0.63)%	(0.85)%	(0.80	)%(g)	(0.75)%

Supplemental Data
Net assets, end of period (000)	$23,586		$25,350	$23,731	$24,371	$36,933		$37,741

Portfolio turnover rate	29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.23) per share and (0.95)% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio

	Institutional

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$74.83	$68.47	$72.10	$81.77		$75.37		$61.55

Net investment income(a)	0.29	0.32	0.34	0.24		0.13		0.19
Net realized and unrealized gain (loss)	(4.19)	8.71	1.07	(2.75)		9.66		16.26

Net increase (decrease) from investment operations	(3.90)	9.03	1.41	(2.51)		9.79		16.45

Distributions(b)
From net investment income	(0.25)	(0.33)	(0.38)	(0.16)		(0.13)		(0.32)
From net realized gain	(5.58)	(2.34)	(4.66)	(7.00)		(3.26)		(2.31)

Total distributions	(5.83)	(2.67)	(5.04)	(7.16)		(3.39)		(2.63)

Net asset value, end of period	$65.10	$74.83	$68.47	$72.10		$81.77		$75.37

Total Return(c)
Based on net asset value	(5.77)%	13.57%	2.25%	(3.55	)%(d)	13.37	%(e)	27.34	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.84%	0.84%	0.84%	0.85%		0.84	%(h)	0.85%

Total expenses after fees waived and/or reimbursed	0.84%	0.84%	0.84%	0.85%		0.84	%(h)	0.85%

Net investment income	0.40%	0.45%	0.49%	0.31%		0.24	%(h)	0.28%

Supplemental Data
Net assets, end of period (000)	$3,295,418	$4,374,721	$4,436,816	$5,062,514		$5,990,131		$5,133,191

Portfolio turnover rate	43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

26	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Service

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$70.27	$64.44	$68.16	$77.63		$71.63		$58.66

Net investment income (loss)(a)	0.06	0.10	0.13	0.01		(0.03)		(0.01)
Net realized and unrealized gain (loss)	(3.91)	8.20	1.00	(2.61)		9.18		15.48

Net increase (decrease) from investment operations	(3.85)	8.30	1.13	(2.60)		9.15		15.47

Distributions(b)
From net investment income	(0.12)	(0.13)	(0.19)	—		—		(0.19)
From net realized gain	(5.58)	(2.34)	(4.66)	(6.87)		(3.15)		(2.31)

Total distributions	(5.70)	(2.47)	(4.85)	(6.87)		(3.15)		(2.50)

Net asset value, end of period	$60.72	$70.27	$64.44	$68.16		$77.63		$71.63

Total Return(c)
Based on net asset value	(6.08)%	13.24%	1.94%	(3.83	)%(d)	13.15	%(e)	26.96	%(f)

Ratios to Average Net Assets(g)
Total expenses	1.15%	1.14%	1.14%	1.14%		1.14	%(h)	1.15%

Total expenses after fees waived and/or reimbursed	1.15%	1.14%	1.14%	1.14%		1.14	%(h)	1.15%

Net investment income (loss)	0.09%	0.15%	0.19%	0.02%		(0.07	)%(h)	(0.02)%

Supplemental Data
Net assets, end of period (000)	$24,526	$31,141	$33,055	$36,625		$43,825		$40,252

Portfolio turnover rate	43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor A

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$69.88	$64.11	$67.84	$77.31		$71.37		$58.45

Net investment income (loss)(a)	0.11	0.13	0.16	0.05		(0.01)		0.01
Net realized and unrealized gain (loss)	(3.89)	8.15	0.99	(2.59)		9.15		15.42

Net increase (decrease) from investment operations	(3.78)	8.28	1.15	(2.54)		9.14		15.43

Distributions(b)
From net investment income	(0.15)	(0.17)	(0.22)	—		—		(0.20)
From net realized gain	(5.58)	(2.34)	(4.66)	(6.93)		(3.20)		(2.31)

Total distributions	(5.73)	(2.51)	(4.88)	(6.93)		(3.20)		(2.51)

Net asset value, end of period	$60.37	$69.88	$64.11	$67.84		$77.31		$71.37

Total Return(c)
Based on net asset value	(6.03)%	13.28%	1.99%	(3.78	)%(d)	13.18	%(e)	26.99	%(f)

Ratios to Average Net Assets(g)
Total expenses	1.09%	1.09%	1.09%	1.09%		1.10	%(h)	1.11%

Total expenses after fees waived and/or reimbursed	1.09%	1.09%	1.09%	1.09%		1.10	%(h)	1.11%

Net investment income (loss)	0.16%	0.20%	0.24%	0.07%		(0.02	)%(h)	0.01%

Supplemental Data
Net assets, end of period (000)	$2,287,338	$2,851,925	$2,865,706	$3,151,912		$3,496,818		$3,135,882

Portfolio turnover rate	43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

28	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor C

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$57.16	$53.11	$57.24	$66.15		$61.38		$50.74

Net investment loss(a)	(0.34)	(0.31)	(0.27)	(0.43)		(0.33)		(0.40)
Net realized and unrealized gain (loss)	(3.06)	6.70	0.80	(2.17)		7.85		13.34

Net increase (decrease) from investment operations	(3.40)	6.39	0.53	(2.60)		7.52		12.94

Distributions from net realized gain(b)	(5.58)	(2.34)	(4.66)	(6.31)		(2.75)		(2.30)

Net asset value, end of period	$48.18	$57.16	$53.11	$57.24		$66.15		$61.38

Total Return(c)
Based on net asset value	(6.73)%	12.42%	1.22%	(4.50	)%(d)	12.61	%(e)	26.09	%(f)

Ratios to Average Net Assets(g)
Total expenses	1.85%	1.86%	1.85%	1.84%		1.84	%(h)	1.85%

Total expenses after fees waived and/or reimbursed	1.85%	1.86%	1.85%	1.84%		1.84	%(h)	1.85%

Net investment loss	(0.61)%	(0.57)%	(0.51)%	(0.68)%		(0.77	)%(h)	(0.72)%

Supplemental Data
Net assets, end of period (000)	$192,391	$311,994	$404,306	$542,880		$719,525		$773,522

Portfolio turnover rate	43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class K

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$74.95	$68.58	$72.21	$81.91		$75.50		$61.63

Net investment income(a)	0.36	0.39	0.40	0.33		0.18		0.27
Net realized and unrealized gain (loss)	(4.21)	8.72	1.08	(2.77)		9.68		16.28

Net increase (decrease) from investment operations	(3.85)	9.11	1.48	(2.44)		9.86		16.55

Distributions(b)
From net investment income	(0.29)	(0.40)	(0.45)	(0.26)		(0.19)		(0.37)
From net realized gain	(5.58)	(2.34)	(4.66)	(7.00)		(3.26)		(2.31)

Total distributions	(5.87)	(2.74)	(5.11)	(7.26)		(3.45)		(2.68)

Net asset value, end of period	$65.23	$74.95	$68.58	$72.21		$81.91		$75.50

Total Return(c)
Based on net asset value	(5.71)%	13.68%	2.34%	(3.44	)%(d)	13.45	%(e)	27.47	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.75%	0.75%	0.75%	0.74%		0.74	%(h)	0.75%

Total expenses after fees waived and/or reimbursed	0.75%	0.75%	0.75%	0.74%		0.74	%(h)	0.75%

Net investment income	0.50%	0.54%	0.59%	0.42%		0.34	%(h)	0.39%

Supplemental Data
Net assets, end of period (000)	$439,082	$496,504	$487,287	$436,984		$464,179		$344,822

Portfolio turnover rate	43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

30	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class R

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$67.59	$62.14	$65.94	$75.28		$69.54		$57.05

Net investment loss(a)	(0.13)	(0.11)	(0.08)	(0.21)		(0.18)		(0.20)
Net realized and unrealized gain (loss)	(3.74)	7.90	0.96	(2.52)		8.91		15.05

Net increase (decrease) from investment operations	(3.87)	7.79	0.88	(2.73)		8.73		14.85

Distributions(b)
From net investment income	(0.01)	—	(0.02)	—		—		(0.05)
From net realized gain	(5.58)	(2.34)	(4.66)	(6.61)		(2.99)		(2.31)

Total distributions	(5.59)	(2.34)	(4.68)	(6.61)		(2.99)		(2.36)

Net asset value, end of period	$58.13	$67.59	$62.14	$65.94		$75.28		$69.54

Total Return(c)
Based on net asset value	(6.36)%	12.88%	1.62%	(4.12	)%(d)	12.91	%(e)	26.60	%(f)

Ratios to Average Net Assets(g)
Total expenses	1.45%	1.46%	1.46%	1.45%		1.44	%(h)	1.45%

Total expenses after fees waived and/or reimbursed	1.44%	1.46%	1.46%	1.45%		1.44	%(h)	1.45%

Net investment loss	(0.20)%	(0.17)%	(0.13)%	(0.29)%		(0.37	)%(h)	(0.32)%

Supplemental Data
Net assets, end of period (000)	$207,671	$247,848	$242,080	$263,195		$289,676		$260,488

Portfolio turnover rate	43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio

	Institutional

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$39.18	$32.79	$32.83	$45.95	$36.56		$28.68

Net investment loss(a)	(0.21)	(0.14)	(0.08)	(0.23)	(0.15)		(0.14)
Net realized and unrealized gain (loss)	4.09	6.53	0.04	(10.52)	9.54		8.14

Net increase (decrease) from investment operations	3.88	6.39	(0.04)	(10.75)	9.39		8.00

Distributions from net realized gain(b)	—	—	—	(2.37)	—		(0.12)

Net asset value, end of period	$43.06	$39.18	$32.79	$32.83	$45.95		$36.56

Total Return(c)
Based on net asset value	9.90%	19.49%	(0.12)%	(24.87)%	25.68	%(d)	27.98%

Ratios to Average Net Assets(e)
Total expenses	0.83%	0.85%	0.84%	0.81%	0.80	%(f)	0.85%

Total expenses after fees waived and/or reimbursed	0.80%	0.80%	0.80%	0.80%	0.80	%(f)	0.80%

Net investment loss	(0.51)%	(0.38)%	(0.25)%	(0.52)%	(0.52	)%(f)	(0.43)%

Supplemental Data
Net assets, end of period (000)	$3,641,577	$5,194,320	$5,266,832	$7,095,644	$9,260,191		$6,003,280

Portfolio turnover rate	87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

32	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)
	Service

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$34.85	$29.23	$29.34	$41.34	$32.95		$25.92

Net investment loss(a)	(0.28)	(0.21)	(0.14)	(0.31)	(0.20)		(0.19)
Net realized and unrealized gain (loss)	3.62	5.83	0.03	(9.39)	8.59		7.34

Net increase (decrease) from investment operations	3.34	5.62	(0.11)	(9.70)	8.39		7.15

Distributions from net realized gain(b)	—	—	—	(2.30)	—		(0.12)

Net asset value, end of period	$38.19	$34.85	$29.23	$29.34	$41.34		$32.95

Total Return(c)
Based on net asset value	9.58%	19.23%	(0.38)%	(25.06)%	25.46	%(d)	27.68%

Ratios to Average Net Assets(e)
Total expenses	1.14%	1.12%	1.10%	1.09%	1.10	%(f)	1.11%

Total expenses after fees waived and/or reimbursed	1.05%	1.05%	1.05%	1.05%	1.05	%(f)	1.05%

Net investment loss	(0.76)%	(0.63)%	(0.50)%	(0.77)%	(0.78	)%(f)	(0.67)%

Supplemental Data
Net assets, end of period (000)	$46,071	$59,731	$62,693	$81,276	$104,997		$83,680

Portfolio turnover rate	87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)
	Investor A

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$33.20	$27.85	$27.96	$39.50	$31.48		$24.78

Net investment loss(a)	(0.27)	(0.20)	(0.14)	(0.29)	(0.19)		(0.18)
Net realized and unrealized gain (loss)	3.46	5.55	0.03	(8.94)	8.21		7.00

Net increase (decrease) from investment operations	3.19	5.35	(0.11)	(9.23)	8.02		6.82

Distributions from net realized gain(b)	—	—	—	(2.31)	—		(0.12)

Net asset value, end of period	$36.39	$33.20	$27.85	$27.96	$39.50		$31.48

Total Return(c)
Based on net asset value	9.61%	19.21%	(0.39)%	(25.05)%	25.48	%(d)	27.61%

Ratios to Average Net Assets(e)
Total expenses	1.11%	1.13%	1.13%	1.09%	1.09	%(f)	1.14%

Total expenses after fees waived and/or reimbursed	1.05%	1.05%	1.05%	1.05%	1.05	%(f)	1.05%

Net investment loss	(0.76)%	(0.63)%	(0.50)%	(0.78)%	(0.78	)%(f)	(0.67)%

Supplemental Data
Net assets, end of period (000)	$1,492,673	$1,622,438	$1,637,289	$1,913,190	$2,577,151		$1,917,773

Portfolio turnover rate	87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

34	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)
	Investor C

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$24.48	$20.69	$20.93	$30.22	$24.20		$19.21

Net investment loss(a)	(0.39)	(0.32)	(0.25)	(0.43)	(0.29)		(0.30)
Net realized and unrealized gain (loss)	2.55	4.11	0.01	(6.67)	6.31		5.41

Net increase (decrease) from investment operations	2.16	3.79	(0.24)	(7.10)	6.02		5.11

Distributions from net realized gain(b)	—	—	—	(2.19)	—		(0.12)

Net asset value, end of period	$26.64	$24.48	$20.69	$20.93	$30.22		$24.20

Total Return(c)
Based on net asset value	8.82%	18.32%	(1.15)%	(25.61)%	24.88	%(d)	26.72%

Ratios to Average Net Assets(e)
Total expenses	1.81%	1.84%	1.83%	1.78%	1.80	%(f)	1.84%

Total expenses after fees waived and/or reimbursed	1.80%	1.80%	1.80%	1.78%	1.79	%(f)	1.80%

Net investment loss	(1.51)%	(1.38)%	(1.25)%	(1.51)%	(1.52	)%(f)	(1.42)%

Supplemental Data
Net assets, end of period (000)	$149,020	$184,966	$194,849	$243,284	$357,360		$280,143

Portfolio turnover rate	87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)
	Class K

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$39.42	$32.95	$32.96	$46.10	$36.66		$28.74

Net investment loss(a)	(0.17)	(0.11)	(0.05)	(0.17)	(0.12)		(0.12)
Net realized and unrealized gain (loss)	4.10	6.58	0.04	(10.58)	9.56		8.16

Net increase (decrease) from investment operations	3.93	6.47	(0.01)	(10.75)	9.44		8.04

Distributions from net realized gain(b)	—	—	—	(2.39)	—		(0.12)

Net asset value, end of period	$43.35	$39.42	$32.95	$32.96	$46.10		$36.66

Total Return(c)
Based on net asset value	9.97%	19.64%	(0.03)%	(24.79)%	25.75	%(d)	28.06%

Ratios to Average Net Assets(e)
Total expenses	0.71%	0.71%	0.71%	0.70%	0.70	%(f)	0.73	%(g)

Total expenses after fees waived and/or reimbursed	0.71%	0.71%	0.71%	0.70%	0.70	%(f)	0.73%

Net investment loss	(0.42)%	(0.29)%	(0.15)%	(0.40)%	(0.42	)%(f)	(0.36)%

Supplemental Data
Net assets, end of period (000)	$3,245,830	$4,520,357	$4,233,488	$4,376,642	$3,674,402		$2,011,727

Portfolio turnover rate	87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

36	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)
	Class R

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$32.23	$27.11	$27.28	$38.65	$30.85		$24.34

Net investment loss(a)	(0.34)	(0.26)	(0.20)	(0.37)	(0.25)		(0.24)
Net realized and unrealized gain (loss)	3.35	5.38	0.03	(8.73)	8.05		6.87

Net increase (decrease) from investment operations	3.01	5.12	(0.17)	(9.10)	7.80		6.63

Distributions from net realized gain(b)	—	—	—	(2.27)	—		(0.12)

Net asset value, end of period	$35.24	$32.23	$27.11	$27.28	$38.65		$30.85

Total Return(c)
Based on net asset value	9.34%	18.89%	(0.62)%	(25.24)%	25.28	%(d)	27.33%

Ratios to Average Net Assets(e)
Total expenses	1.42%	1.41%	1.42%	1.40%	1.39	%(f)	1.45%

Total expenses after fees waived and/or reimbursed	1.30%	1.30%	1.30%	1.30%	1.30	%(f)	1.30%

Net investment loss	(1.01)%	(0.88)%	(0.75)%	(1.02)%	(1.03	)%(f)	(0.92)%

Supplemental Data
Net assets, end of period (000)	$74,633	$85,328	$93,427	$93,527	$98,300		$59,411

Portfolio turnover rate	87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund
	Institutional

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$65.44	$47.74	$45.31	$64.81	$55.33		$32.63

Net investment loss(a)	(0.33)	(0.23)	(0.13)	(0.30)	(0.28)		(0.22)
Net realized and unrealized gain (loss)	10.97	17.93	2.56	(14.51)	12.67		23.43

Net increase (decrease) from investment operations	10.64	17.70	2.43	(14.81)	12.39		23.21

Distributions from net realized gain(b)	(2.86)	—	—	(4.69)	(2.91)		(0.51)

Net asset value, end of period	$73.22	$65.44	$47.74	$45.31	$64.81		$55.33

Total Return(c)
Based on net asset value	16.22%	37.08%	5.36%	(25.09)%	22.68	%(d)	72.07%

Ratios to Average Net Assets(e)
Total expenses	0.93%	0.97%	0.98%	0.94%	0.92	%(f)	0.98%

Total expenses after fees waived and/or reimbursed	0.92%	0.92%	0.92%	0.92%	0.92	%(f)	0.92%

Net investment loss	(0.46)%	(0.41)%	(0.30)%	(0.48)%	(0.66	)%(f)	(0.50)%

Supplemental Data
Net assets, end of period (000)	$3,071,365	$2,751,350	$2,316,550	$2,943,616	$4,958,187		$3,641,519

Portfolio turnover rate	52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

38	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)
	Service

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$60.78	$44.45	$42.30	$60.86	$52.20		$30.88

Net investment loss(a)	(0.47)	(0.34)	(0.21)	(0.42)	(0.37)		(0.30)
Net realized and unrealized gain (loss)	10.20	16.67	2.36	(13.52)	11.94		22.13

Net increase (decrease) from investment operations	9.73	16.33	2.15	(13.94)	11.57		21.83

Distributions from net realized gain(b)	(2.86)	—	—	(4.62)	(2.91)		(0.51)

Net asset value, end of period	$67.65	$60.78	$44.45	$42.30	$60.86		$52.20

Total Return(c)
Based on net asset value	15.96%	36.74%	5.08%	(25.28)%	22.46	%(d)	71.68%

Ratios to Average Net Assets(e)
Total expenses	1.21%	1.21%	1.20%	1.19%	1.17	%(f)	1.19%

Total expenses after fees waived and/or reimbursed	1.17%	1.17%	1.17%	1.17%	1.16	%(f)	1.17%

Net investment loss	(0.71)%	(0.67)%	(0.55)%	(0.73)%	(0.90	)%(f)	(0.74)%

Supplemental Data
Net assets, end of period (000)	$50,592	$46,993	$47,332	$55,439	$83,886		$50,710

Portfolio turnover rate	52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)
	Investor A

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$59.29	$43.37	$41.27	$59.47	$51.06		$30.22

Net investment loss(a)	(0.46)	(0.33)	(0.21)	(0.41)	(0.36)		(0.29)
Net realized and unrealized gain (loss)	9.96	16.25	2.31	(13.19)	11.68		21.64

Net increase (decrease) from investment operations	9.50	15.92	2.10	(13.60)	11.32		21.35

Distributions from net realized gain(b)	(2.86)	—	—	(4.60)	(2.91)		(0.51)

Net asset value, end of period	$65.93	$59.29	$43.37	$41.27	$59.47		$51.06

Total Return(c)
Based on net asset value	15.96%	36.71%	5.09%	(25.28)%	22.48	%(d)	71.65%

Ratios to Average Net Assets(e)
Total expenses	1.19%	1.21%	1.23%	1.21%	1.19	%(f)	1.25%

Total expenses after fees waived and/or reimbursed	1.17%	1.17%	1.17%	1.17%	1.17	%(f)	1.17%

Net investment loss	(0.71)%	(0.66)%	(0.54)%	(0.73)%	(0.91	)%(f)	(0.74)%

Supplemental Data
Net assets, end of period (000)	$2,116,250	$1,959,752	$1,572,976	$1,695,648	$2,524,052		$1,773,399

Portfolio turnover rate	52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

40	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)
	Investor C

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$46.92	$34.58	$33.17	$48.77	$42.52		$25.43

Net investment loss(a)	(0.73)	(0.56)	(0.40)	(0.68)	(0.54)		(0.48)
Net realized and unrealized gain (loss)	7.88	12.90	1.81	(10.52)	9.70		18.08

Net increase (decrease) from investment operations	7.15	12.34	1.41	(11.20)	9.16		17.60

Distributions from net realized gain(b)	(2.86)	—	—	(4.40)	(2.91)		(0.51)

Net asset value, end of period	$51.21	$46.92	$34.58	$33.17	$48.77		$42.52

Total Return(c)
Based on net asset value	15.15%	35.68%	4.25%	(25.81)%	21.89	%(d)	70.39%

Ratios to Average Net Assets(e)
Total expenses	1.92%	1.97%	1.98%	1.92%	1.91	%(f)	1.98%

Total expenses after fees waived and/or reimbursed	1.91%	1.92%	1.92%	1.91%	1.90	%(f)	1.92%

Net investment loss	(1.46)%	(1.42)%	(1.30)%	(1.47)%	(1.65	)%(f)	(1.49)%

Supplemental Data
Net assets, end of period (000)	$288,545	$292,034	$259,247	$291,802	$427,435		$317,792

Portfolio turnover rate	52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)
	Class K

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Period from 12/10/19(a) to 09/30/20

Net asset value, beginning of period	$65.61	$47.83	$45.37	$64.89	$55.36		$34.59

Net investment loss(b)	(0.27)	(0.19)	(0.10)	(0.24)	(0.24)		(0.16)
Net realized and unrealized gain (loss)	11.01	17.97	2.56	(14.55)	12.68		20.93

Net increase (decrease) from investment operations	10.74	17.78	2.46	(14.79)	12.44		20.77

Distributions from net realized gain(c)	(2.86)	—	—	(4.73)	(2.91)		—

Net asset value, end of period	$73.49	$65.61	$47.83	$45.37	$64.89		$55.36

Total Return(d)
Based on net asset value	16.33%	37.17%	5.42%	(25.05)%	22.77	%(e)	60.05	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.84%	0.85%	0.87%	0.84%	0.83	%(g)	0.87	%(g)

Total expenses after fees waived and/or reimbursed	0.83%	0.85%	0.87%	0.83%	0.82	%(g)	0.86	%(g)

Net investment loss	(0.38)%	(0.34)%	(0.24)%	(0.38)%	(0.56	)%(g)	(0.46	)%(g)

Supplemental Data
Net assets, end of period (000)	$479,904	$241,109	$157,185	$135,879	$122,568		$75,426

Portfolio turnover rate	52%	21%	39%	29%	25%		27	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)
	Class R

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$59.25	$43.44	$41.44	$59.75	$51.37		$30.48

Net investment loss(a)	(0.61)	(0.46)	(0.30)	(0.56)	(0.46)		(0.38)
Net realized and unrealized gain (loss)	9.93	16.27	2.30	(13.25)	11.75		21.78

Net increase (decrease) from investment operations	9.32	15.81	2.00	(13.81)	11.29		21.40

Distributions from net realized gain(b)	(2.86)	—	—	(4.50)	(2.91)		(0.51)

Net asset value, end of period	$65.71	$59.25	$43.44	$41.44	$59.75		$51.37

Total Return(c)
Based on net asset value	15.68%	36.39%	4.83%	(25.47)%	22.28	%(d)	71.20%

Ratios to Average Net Assets(e)
Total expenses	1.53%	1.55%	1.58%	1.54%	1.50	%(f)	1.57%

Total expenses after fees waived and/or reimbursed	1.42%	1.42%	1.42%	1.42%	1.42	%(f)	1.42%

Net investment loss	(0.96)%	(0.91)%	(0.79)%	(0.98)%	(1.17	)%(f)	(0.99)%

Supplemental Data
Net assets, end of period (000)	$50,196	$44,320	$35,771	$35,001	$50,186		$38,907

Portfolio turnover rate	52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Notes to Financial Statements

1. ORGANIZATION

BlackRock Capital Appreciation Fund, Inc. (the “Corporation”) and BlackRock FundsSM (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Corporation is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. BlackRock Capital Appreciation Fund, Inc. is the only series of the Corporation. BlackRock Health Sciences Opportunities Portfolio, BlackRock Mid-Cap Growth Equity Portfolio and BlackRock Technology Opportunities Fund are series of the Trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Capital Appreciation Fund, Inc.	Capital Appreciation	Diversified
BlackRock Health Sciences Opportunities Portfolio	Health Sciences Opportunities	Diversified
BlackRock Mid-Cap Growth Equity Portfolio	Mid-Cap Growth Equity	Diversified
BlackRock Technology Opportunities Fund	Technology Opportunities	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Service, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Directors of the Corporation and the Board of Trustees of the Trust are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a

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Notes to Financial Statements (continued)

reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (continued)

techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the

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Notes to Financial Statements (continued)

warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a fund to make future cash payments. As of May 31, 2025, Health Sciences Opportunities had an outstanding commitment of $2,243,000. This commitment is not included in the net assets of Health Sciences Opportunities as of May 31, 2025.

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Capital Appreciation

Morgan Stanley	$18,787,635	$(18,787,635)	$—	$—

Health Sciences Opportunities

BNP Paribas SA	$198,900	$(198,900)	$—	$—

BofA Securities, Inc.	603,585	(603,585)	—	—

Citigroup Global Markets, Inc.	10,987,240	(10,987,240)	—	—

Goldman Sachs & Co. LLC	3,631,943	(3,631,943)	—	—

J.P. Morgan Securities LLC	9,663,232	(9,663,232)	—	—

Jefferies LLC	4,568,881	(4,568,881)	—	—

Morgan Stanley	19,443,086	(19,443,086)	—	—

State Street Bank & Trust Co.	596,991	(596,991)	—	—

	$49,693,858	$(49,693,858)	$—	$—

Mid-Cap Growth Equity

BofA Securities, Inc.	$1,981,860	$(1,981,860)	$—	$—

Citigroup Global Markets, Inc.	45,882,215	(45,882,215)	—	—

Goldman Sachs & Co. LLC	9,169,854	(9,169,854)	—	—

J.P. Morgan Securities LLC	145,117,800	(145,117,800)	—	—

Morgan Stanley	109,392,650	(109,392,650)	—	—

National Financial Services LLC	3,125,098	(3,125,098)	—	—

State Street Bank & Trust Co.	28,501,368	(28,501,368)	—	—

	$343,170,845	$(343,170,845)	$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Technology Opportunities

Goldman Sachs & Co. LLC	$9,045,904	$(8,833,200)	$—	$212,704

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of Capital Appreciation, and the Trust, on behalf of Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services and with respect to Capital Appreciation, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Investment Advisory Fees

Average Daily Net Assets	Capital Appreciation
First $1 billion	0.650%
$1 billion - $1.5 billion	0.625
$1.5 billion - $5 billion	0.600
$5 billion - $7.5 billion	0.575
Greater than $7.5 billion	0.550

Investment AdvisoryFees

Average Daily Net Assets	Health Sciences Opportunities
First $1 billion	0.750%
$1 billion - $2 billion	0.700
$2 billion - $3 billion	0.675
$3 billion - $10 billion	0.650
Greater than $10 billion	0.640

Investment Advisory Fees

Average Daily Net Assets	Technology Opportunities
First $1 billion	0.820%
$1 billion - $3 billion	0.770
$3 billion - $5 billion	0.740
$5 billion - $10 billion	0.710
Greater than $10 billion	0.700

Investment Advisory Fees

Average Daily Net Assets	Mid-Cap Growth Equity
First $1 billion	0.700%
$1 billion - $3 billion	0.660
$3 billion - $5 billion	0.630
$5 billion - $10 billion	0.610
$10 billion - $18 billion	0.600
Greater than $18 billion	0.590

Service and Distribution Fees: The Corporation, on behalf of Capital Appreciation, and the Trust, on behalf of Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.

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Notes to Financial Statements (continued)

Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Capital Appreciation		Health Sciences Opportunities

Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A
Investor A	0.25%	N/A	0.25	N/A
Investor C	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	0.25	0.25

	Mid-Cap Growth Equity		Technology Opportunities

Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	0.25%	N/A	0.25%	N/A
Investor A	0.25	N/A	0.25	N/A
Investor C	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended May 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Service	Investor A	Investor C	Class R	Total
Capital Appreciation	$—	$5,396,670	$397,242	$122,493	$5,916,405
Health Sciences Opportunities	72,062	6,780,276	2,649,465	1,197,372	10,699,175
Mid-Cap Growth Equity	134,128	3,882,100	1,669,052	402,622	6,087,902
Technology Opportunities	127,813	5,202,710	2,975,871	235,810	8,542,204

Administration: The Trust, on behalf of Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended May 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Health Sciences Opportunities	$807,567	$5,777	$543,521	$53,119	$99,370	$47,986	$1,557,340
Mid-Cap Growth Equity	885,773	10,755	311,209	33,460	802,213	16,139	2,059,549
Technology Opportunities	599,812	10,239	416,830	59,619	67,789	9,444	1,163,733

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2025, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Total
Capital Appreciation	$168,684	$168,684

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Notes to Financial Statements (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$3,178	$—	$102,553	$8,115	$3,551	$254	$117,651
Health Sciences Opportunities	17,312	482	92,594	12,883	2,512	1,154	126,937
Mid-Cap Growth Equity	64	331	163,547	3,955	10,199	1,222	179,318
Technology Opportunities	7,571	154	49,529	8,597	1,546	784	68,181

For the year ended May 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$684,825	$—	$1,698,737	$62,440	$28,728	$45,844	$2,520,574
Health Sciences Opportunities	3,820,135	46,582	2,580,991	287,262	28,466	485,546	7,248,982
Mid-Cap Growth Equity	5,808,195	102,986	2,467,463	184,463	147,631	177,290	8,888,028
Technology Opportunities	2,982,868	67,324	2,249,588	265,586	10,463	92,342	5,668,171

Other Fees: For the year ended May 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
Capital Appreciation	$48,349
Health Sciences Opportunities	45,924
Mid-Cap Growth Equity	39,427
Technology Opportunities	122,168

For the year ended May 31, 2025, affiliates received CDSCs as follows:

Share Class	Capital Appreciation	Health Sciences Opportunities	Mid-Cap Growth Equity	Technology Opportunities
Investor A	$4,662	$10,753	$17,674	$2,618
Investor C	2,337	9,550	5,190	17,787

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation or the Trust, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2025, the amounts waived were as follows:

Fund Name	Amounts Waived
Capital Appreciation	$3,139
Health Sciences Opportunities	126,907
Mid-Cap Growth Equity	18,061
Technology Opportunities	36,173

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended May 31, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to each Fund (except Health Sciences Opportunities), the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

Share Class	Capital Appreciation	Mid-Cap Growth Equity	Technology Opportunities
Institutional	0.67%	0.80%	0.92%
Service	N/A	1.05	1.17
Investor A	0.92	1.05	1.17
Investor C	1.67	1.80	1.92
Class K	0.62	0.75	0.87
Class R	1.17	1.30	1.42

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Notes to Financial Statements (continued)

Prior to December 12, 2024, the expense limitations as a percentage of average daily net assets for Capital Appreciation were 1.94% for Investor C and 0.72% for Class K.

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026 (or June 30, 2035 with respect to Capital Appreciation), unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.

For the year ended May 31, 2025, Capital Appreciation waived and/or reimbursed the Manager investment advisory fees and other expenses of $423,410, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended May 31, 2025, class specific expense waivers and/or reimbursements were as follows:

	Administration Fees Waived by the Manager - Class Specific

Fund Name	Institutional	Service	Investor A	Investor C	Class R	Total
Mid-Cap Growth Equity	$877,672	$10,755	$310,756	$13,600	$16,140	$1,228,923
Technology Opportunities	298,081	10,239	314,369	13,900	9,444	646,033

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$122,721	$—	$235,968	$18,930	$2,674	$12,460	$392,753
Mid-Cap Growth Equity	457,058	37,770	582,290	2,898	—	78,849	1,158,865
Technology Opportunities	21,652	11,430	74,514	146	—	40,550	148,292

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Capital Appreciation, Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Capital Appreciation, Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, each Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended May 31, 2025, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
Capital Appreciation	$752
Health Sciences Opportunities	83,299
Mid-Cap Growth Equity	213,547
Technology Opportunities	32,141

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (continued)

Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, Capital Appreciation could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by Capital Appreciation’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.

During the period ended, March 3, 2025, Capital Appreciation did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Corporation’s/Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors or trustees. For the year ended May 31, 2025, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)

Mid-Cap Growth Equity	$27,786,897	$—	$—

6. PURCHASES AND SALES

For the year ended May 31, 2025, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales

Capital Appreciation	$1,047,834,214	$1,447,746,235
Health Sciences Opportunities	3,331,926,581	4,958,564,997
Mid-Cap Growth Equity	8,986,136,351	12,986,438,391
Technology Opportunities	2,966,738,905	3,245,981,178

7. INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of May 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to nondeductible expenses, distributions in connection with fund share redemptions and net operating losses were reclassified to the following accounts:

Fund Name	Paid-in capital	Accumulated earnings (loss)

Capital Appreciation	$(12,779,076)	$12,779,076
Health Sciences Opportunities	53,762,197	(53,762,197)
Mid-Cap Growth Equity	(56,322,591)	56,322,591
Technology Opportunities	(30,839,086)	30,839,086

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Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

Fund Name	Year Ended 05/31/25	Year Ended 05/31/24

Capital Appreciation

Ordinary income	$27,766,660	$10,641,994

Long term capital gains	404,359,122	109,281,374

	$432,125,782	$119,923,368

Health Sciences Opportunities

Ordinary income	$21,909,727	$29,900,676

Long term capital gains	623,859,359	288,843,746

	$645,769,086	$318,744,422

Technology Opportunities

Long term capital gains	$244,341,984	$—

As of May 31, 2025, the tax components of accumulated net earnings were as follows:

Fund Name	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Qualified Late-Year Ordinary Losses(b)	Total

Capital Appreciation	$277,622,485	$2,126,763,169	$(8,738,786)	$2,395,646,868

Health Sciences Opportunities	380,460,566	2,256,446,625	(2,057,509)	2,634,849,682

Mid-Cap Growth Equity	336,521,683	2,686,207,974	(22,092,945)	3,000,636,712

Technology Opportunities	384,090,449	2,786,994,956	(13,909,027)	3,157,176,378

(a)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

(b)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.

During the year ended May 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:

Fund Name	Utilized

Mid-Cap Growth Equity	$1,282,051,982
Technology Opportunities	441,794,511

As of May 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Capital Appreciation	$1,489,111,526	$2,149,678,453	$(22,917,073)	$2,126,761,380
Health Sciences Opportunities	4,316,629,022	2,488,494,823	(232,091,326)	2,256,403,497
Mid-Cap Growth Equity	6,355,681,979	2,746,607,670	(60,424,432)	2,686,183,238
Technology Opportunities	3,285,908,831	2,854,468,732	(67,342,683)	2,787,126,049

8. BANK BORROWINGS

The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day,

$2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2025, the Funds did not borrow under the credit agreement.

9. PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (continued)

(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

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Notes to Financial Statements (continued)

10. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 05/31/25		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Capital Appreciation

Institutional

Shares sold	2,710,540	$112,834,100	2,375,172	$85,564,796

Shares issued in reinvestment of distributions	1,780,020	75,331,070	607,843	20,849,409

Shares redeemed	(3,821,884)	(162,356,316)	(5,700,478)	(206,766,629)

	668,676	$25,808,854	(2,717,463)	$(100,352,424)

Investor A

Shares sold and automatic conversion of shares	2,783,717	$100,946,288	3,059,279	$95,896,183

Shares issued in reinvestment of distributions	6,895,509	250,959,260	2,141,572	64,101,470

Shares redeemed	(10,004,202)	(362,895,783)	(9,329,188)	(296,845,503)

	(324,976)	$(10,990,235)	(4,128,337)	$(136,847,850)

Investor C

Shares sold	321,989	$5,772,361	259,279	$4,516,743

Shares issued in reinvestment of distributions	528,664	9,494,605	150,664	2,462,125

Shares redeemed and automatic conversion of shares	(710,891)	(12,777,860)	(921,149)	(15,736,877)

	139,762	$2,489,106	(511,206)	$(8,758,009)

Class K

Shares sold	1,314,311	$55,940,126	1,392,489	$50,192,656

Shares issued in reinvestment of distributions	1,319,751	56,569,322	625,650	21,705,654

Shares redeemed	(2,046,318)	(87,771,711)	(9,972,800)	(372,605,778)

	587,744	$24,737,737	(7,954,661)	$(300,707,468)

Class R

Shares sold	192,144	$4,633,334	149,207	$3,233,921

Shares issued in reinvestment of distributions	180,101	4,414,337	57,317	1,211,907

Shares redeemed	(396,828)	(9,704,008)	(415,361)	(9,306,024)

	(24,583)	$(656,337)	(208,837)	$(4,860,196)

	1,046,623	$41,389,125	(15,520,504)	$(551,525,947)

Health Sciences Opportunities

Institutional

Shares sold	7,335,504	$526,145,787	8,193,691	$583,683,482

Shares issued in reinvestment of distributions	4,346,692	311,816,395	2,283,482	157,422,926

Shares redeemed	(19,519,518)	(1,397,601,173)	(16,815,339)	(1,183,104,439)

	(7,837,322)	$(559,638,991)	(6,338,166)	$(441,998,031)

Service

Shares sold	30,670	$2,072,463	41,297	$2,740,817

Shares issued in reinvestment of distributions	35,938	2,410,205	18,476	1,199,629

Shares redeemed	(105,871)	(7,186,693)	(129,496)	(8,549,804)

	(39,263)	$(2,704,025)	(69,723)	$(4,609,358)

Investor A

Shares sold and automatic conversion of shares	2,404,374	$162,210,046	3,148,635	$208,743,219

Shares issued in reinvestment of distributions	3,310,459	220,806,364	1,628,677	105,093,179

Shares redeemed	(8,638,584)	(575,328,436)	(8,665,399)	(573,000,127)

	(2,923,751)	$(192,312,026)	(3,888,087)	$(259,163,729)

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (continued)

	Year Ended 05/31/25		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Health Sciences Opportunities (continued)

Investor C

Shares sold	230,855	$12,791,845	340,682	$18,635,857

Shares issued in reinvestment of distributions	514,028	27,658,619	298,034	15,871,867

Shares redeemed and automatic conversion of shares	(2,209,489)	(119,236,399)	(2,792,967)	(151,349,046)

	(1,464,606)	$(78,785,935)	(2,154,251)	$(116,841,322)

Class K

Shares sold	1,593,956	$115,627,270	1,849,326	$131,524,955

Shares issued in reinvestment of distributions	547,643	39,303,488	255,328	17,603,287

Shares redeemed	(2,034,841)	(146,170,723)	(2,585,491)	(183,510,131)

	106,758	$8,760,035	(480,837)	$(34,381,889)

Class R

Shares sold	247,765	$15,757,043	293,019	$18,639,450

Shares issued in reinvestment of distributions	314,853	20,274,657	141,806	8,875,180

Shares redeemed	(657,216)	(42,309,475)	(663,365)	(42,582,090)

	(94,598)	$(6,277,775)	(228,540)	$(15,067,460)

	(12,252,782)	$(830,958,717)	(13,159,604)	$(872,061,789)

Mid-Cap Growth Equity

Institutional

Shares sold	15,032,152	$611,861,106	25,774,794	$943,438,772

Shares redeemed	(63,014,035)	(2,576,136,207)	(53,836,267)	(1,966,094,068)

	(47,981,883)	$(1,964,275,101)	(28,061,473)	$(1,022,655,296)

Service

Shares sold	127,661	$4,685,835	218,068	$7,181,094

Shares redeemed	(635,513)	(23,434,344)	(648,553)	(21,108,643)

	(507,852)	$(18,748,509)	(430,485)	$(13,927,549)

Investor A

Shares sold and automatic conversion of shares	3,606,779	$126,439,042	5,192,371	$162,981,384

Shares redeemed	(11,454,473)	(398,340,114)	(15,109,163)	(469,268,479)

	(7,847,694)	$(271,901,072)	(9,916,792)	$(306,287,095)

Investor C

Shares sold	242,076	$6,183,661	459,280	$10,686,451

Shares redeemed and automatic conversion of shares	(2,201,784)	(56,464,433)	(2,320,240)	(53,855,034)

	(1,959,708)	$(50,280,772)	(1,860,960)	$(43,168,583)

Class K

Shares sold	14,816,872	$610,234,528	23,280,033	$866,092,270

Shares redeemed	(54,628,834)	(2,269,019,642)	(37,065,253)	(1,369,957,463)

	(39,811,962)	$(1,658,785,114)	(13,785,220)	$(503,865,193)

Class R

Shares sold	368,272	$12,381,997	550,929	$16,719,131

Shares redeemed	(897,697)	(30,664,264)	(1,350,214)	(41,042,668)

	(529,425)	$(18,282,267)	(799,285)	$(24,323,537)

	(98,638,524)	$(3,982,272,835)	(54,854,215)	$(1,914,227,253)

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Notes to Financial Statements (continued)

	Year Ended 05/31/25		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Technology Opportunities

Institutional

Shares sold	10,676,855	$750,964,446	9,723,910	$537,366,881

Shares issued in reinvestment of distributions	1,523,620	112,641,239	—	—

Shares redeemed	(12,300,761)	(862,120,690)	(16,207,338)	(891,747,608)

	(100,286)	$1,484,995	(6,483,428)	$(354,380,727)

Service

Shares sold	257,946	$17,247,737	206,830	$10,760,963

Shares issued in reinvestment of distributions	33,359	2,280,726	—	—

Shares redeemed	(316,600)	(20,353,931)	(498,430)	(25,937,289)

	(25,295)	$(825,468)	(291,600)	$(15,176,326)

Investor A

Shares sold and automatic conversion of shares	5,044,809	$324,334,699	5,008,601	$252,087,332

Shares issued in reinvestment of distributions	1,325,531	88,320,110	—	—

Shares redeemed	(7,322,687)	(466,015,973)	(8,228,564)	(416,589,841)

	(952,347)	$(53,361,164)	(3,219,963)	$(164,502,509)

Investor C

Shares sold	676,637	$33,933,803	731,500	$29,296,687

Shares issued in reinvestment of distributions	312,597	16,233,137	—	—

Shares redeemed and automatic conversion of shares	(1,579,819)	(79,231,894)	(2,003,356)	(79,620,760)

	(590,585)	$(29,064,954)	(1,271,856)	$(50,324,073)

Class K

Shares sold	4,192,619	$299,508,059	1,737,800	$95,856,044

Shares issued in reinvestment of distributions	177,138	13,138,324	—	—

Shares redeemed	(1,514,409)	(107,269,314)	(1,349,293)	(74,821,457)

	2,855,348	$205,377,069	388,507	$21,034,587

Class R

Shares sold	266,788	$17,130,381	281,736	$14,160,044

Shares issued in reinvestment of distributions	31,897	2,120,805	—	—

Shares redeemed	(282,790)	(17,865,794)	(357,121)	(17,401,063)

	15,895	$1,385,392	(75,385)	$(3,241,019)

	1,202,730	$124,995,870	(10,953,725)	$(566,590,067)

As of May 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:

Share Class	Technology Opportunities

Class K	8,673

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of BlackRock Capital Appreciation Fund, Inc., and the Shareholders of BlackRock Health Sciences Opportunities Portfolio, BlackRock Mid-Cap Growth Equity Portfolio, and BlackRock Technology Opportunities Fund, and the Board of Trustees of BlackRock FundsSM:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of BlackRock Capital Appreciation Fund, Inc., and BlackRock Health Sciences Opportunities Portfolio, BlackRock Mid-Cap Growth Equity Portfolio, and BlackRock Technology Opportunities Fund of BlackRock FundsSM (the “Funds”), including the schedules of investments, as of May 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, for the period from October 1, 2020 through May 31, 2021, and for the year ended September 30, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2025, and the results of their operations for the year then ended, the statements of changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, for the period from October 1, 2020 through May 31, 2021, and for the year ended September 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/  Deloitte & Touche LLP

Boston, Massachusetts

July 22, 2025

We have served as the auditor of one or more BlackRock investment companies since 1992.

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Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2025:

Fund Name	Qualified Dividend Income

Capital Appreciation	$14,751,632
Health Sciences Opportunities	87,796,333

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended May 31, 2025:

Fund Name	20% Rate Long-Term Capital Gain Dividends

Capital Appreciation	$404,359,122
Health Sciences Opportunities	677,621,556
Technology Opportunities	244,341,984

The Funds hereby designate the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2025:

Fund Name	Federal Obligation Interest

Health Sciences Opportunities	$873,066

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2025 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction

Capital Appreciation	25.86%
Health Sciences Opportunities	100.00

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2025:

Fund Name	Interest Dividends
Health Sciences Opportunities	$1,759,217

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2025:

Fund Name	Interest-Related Dividends	Qualified Short-Term Capital Gains

Capital Appreciation	$—	$27,766,660

Health Sciences Opportunities	1,759,858	—

I M P O R T A N T T A X I N F O R M A T I O N	59

Disclosure of Investment Advisory Agreements

The Board of Trustees of BlackRock Funds (the “Trust”) met on April 22, 2025 and May 20-21, 2025 to consider the approval to continue the investment advisory agreement (the “Trust Advisory Agreement”) between the Trust, on behalf of BlackRock Mid-Cap Growth Equity Portfolio (“Mid-Cap Growth Equity Portfolio”), BlackRock Health Sciences Opportunities Portfolio (“Health Sciences Opportunities Portfolio”) and BlackRock Technology Opportunities Fund (“Technology Opportunities Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

The Board of Directors of BlackRock Capital Appreciation Fund, Inc. (the “Corporation” or “Capital Appreciation Fund”) met on April 22, 2025 and May 20-21, 2025 to consider the approval to continue the investment advisory agreement (the “Corporation Advisory Agreement”) between the Corporation and the Manager, its investment advisor.

Mid-Cap Growth Equity Portfolio, Health Sciences Opportunities Portfolio, Technology Opportunities Fund and Capital Appreciation Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Trust Advisory Agreement and the Corporation Advisory Agreement are referred to herein individually as an “Agreement” or collectively as the “Agreements.” For simplicity: (a) the Board of Trustees of the Trust and the Board of Directors of the Corporation are referred to herein individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members”; and (b) the meetings held on April 22, 2025 are referred to as the “April Meeting” and the meetings held on May 20-21, 2025 are referred to as the “May Meeting.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Boards consider the approval of the continuation of the pertinent Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the pertinent Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Boards had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Boards similarly met throughout the year. The Boards also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Boards assessed, among other things, the nature, extent and quality of the services provided to the pertinent Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the pertinent Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Boards, acting directly and through their committees, considered information that was relevant to their annual consideration of the renewal of the pertinent Agreement(s), including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to the Boards in response to specific questions from the Boards. Among the matters the Boards considered, with respect to each Fund, as pertinent, were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures, as applicable; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Boards received and reviewed materials specifically relating to the renewal of the pertinent Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist their deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the pertinent Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Boards as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, each Board reviewed materials relating to its consideration of the pertinent Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, each Board concluded, with respect to the pertinent Fund, its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its

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Disclosure of Investment Advisory Agreements  (continued)

Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

Each Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the pertinent Fund. Each Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the applicable Fund. Throughout the year, each Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

Each Board considered, among other factors, with respect to BlackRock: the experience of the applicable Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. Each Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Boards considered the nature and quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. Each Board also considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Funds

Each Board, including the Independent Board Members, reviewed and considered the performance history of the applicable Fund throughout the year and at the April Meeting. The Boards were provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Boards were also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, with respect to each Fund, the applicable Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. Each Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Boards focused particular attention on funds with less favorable performance records. The Boards also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Boards recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Boards also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board of the Trust noted that for the one-, three- and five-year periods reported, Technology Opportunities Fund ranked in the first, second and second quartiles, respectively, against its Performance Peers.

The Board of the Trust noted that for the one-, three- and five-year periods reported, Health Sciences Opportunities Portfolio ranked in the second, first and first quartiles, respectively, against its Performance Peers.

The Board of the Corporation noted that for the one-, three- and five-year periods reported, Capital Appreciation Fund ranked in the second, third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.

The Board of the Trust noted that for the one-, three- and five-year periods reported, Mid-Cap Growth Equity Portfolio ranked in the third, fourth and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T S	61

Disclosure of Investment Advisory Agreements  (continued)

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

Each Board, including the Independent Board Members, reviewed the applicable Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared the applicable Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Boards considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Boards also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board reviewed BlackRock’s profitability methodology and were also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s estimated profitability with respect to the Funds and other funds the Boards currently oversee for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Boards reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Boards thus recognized the limitations of calculating and comparing profitability at the individual fund level.

The Boards received and reviewed statements relating to BlackRock’s financial condition. The Boards reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Boards considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available.

Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the pertinent Agreement(s) and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board of the Corporation noted that Capital Appreciation Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board of the Trust noted that Mid-Cap Growth Equity Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board considered information provided by BlackRock in response to follow-up questions from the Board regarding the Fund’s total expense ratio relative to its Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board of the Trust noted that Health Sciences Opportunities Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board considered information provided by Blackrock in response to follow-up questions from the Board regarding the Fund’s total expense ratio relative to its Expense Peers.

The Board of the Trust noted that Technology Opportunities Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Boards also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Boards additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels.

D. Economies of Scale

Each Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the pertinent Fund increase. Each Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. Each Board considered the applicable Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as

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Disclosure of Investment Advisory Agreements  (continued)

service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Boards also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with their consideration of the pertinent Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Boards noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Trust’s year-long deliberative process, the Board of the Trust, including the Independent Board Members, unanimously approved the continuation of the Trust Advisory Agreement between the Manager and the Trust, on behalf of Mid-Cap Growth Equity Portfolio, Health Sciences Opportunities Portfolio and Technology Opportunities Fund for a one-year term ending June 30, 2026.

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Corporation’s year-long deliberative process, the Board of the Corporation, including the Independent Board Members, unanimously approved the continuation of the Corporation Advisory Agreement between the Manager and the Corporation, on behalf of Capital Appreciation Fund, for a one-year term ending June 30, 2026.

Based upon their evaluation of all of the aforementioned factors in their totality, as well as other information, the Boards, including the Independent Board Members, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund, as pertinent, and its shareholders. In arriving at its decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T S	63

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Corporation/Trust is paid by the Corporation/Trust, on behalf of the Funds.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information  (continued)

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10001

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Corporation/Trust

100 Bellevue Parkway

Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	65

Glossary of Terms Used in these Financial Statements

Currency Abbreviation

CAD	Canadian Dollar

USD	United States Dollar
Portfolio Abbreviation

ADR	American Depositary Receipt

CVR	Contingent Value Rights

NVS	Non-Voting Shares

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MAY 31, 2025

2025 Annual Financial Statements and Additional Information

BlackRock FundsSM

• BlackRock SMID-Cap Growth Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments May 31, 2025	BlackRock SMID-Cap Growth Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 8.2%
Axon Enterprise, Inc.(a)	541	$405,945
HEICO Corp.	739	221,434
Loar Holdings, Inc.(a)	2,570	223,718

		851,097

Air Freight & Logistics — 0.4%
GXO Logistics, Inc.(a)	948	39,001

Automobile Components — 0.5%
Fox Factory Holding Corp.(a)	1,920	49,248

Biotechnology — 1.7%
Halozyme Therapeutics, Inc.(a)	1,261	70,704
Natera, Inc.(a)	679	107,099

		177,803

Broadline Retail — 0.1%
Etsy, Inc.(a)	141	7,804

Building Products — 1.8%
AZEK Co., Inc. (The), Class A(a)	3,704	183,385

Capital Markets — 7.0%
Carlyle Group, Inc. (The)	681	30,781
MarketAxess Holdings, Inc.	71	15,365
Morningstar, Inc.	629	193,996
TPG, Inc., Class A	4,198	202,050
Tradeweb Markets, Inc., Class A	1,911	276,044

		718,236

Commercial Services & Supplies — 2.4%
Casella Waste Systems, Inc., Class A(a)	1,564	183,316
GFL Environmental, Inc.	1,181	59,558

		242,874

Construction & Engineering — 3.9%
Comfort Systems U.S.A., Inc.	741	354,368
WillScot Holdings Corp., Class A	1,624	43,767

		398,135

Distributors — 0.3%
Pool Corp.	94	28,256

Diversified Consumer Services — 5.2%
Bright Horizons Family Solutions, Inc.(a)	1,272	164,342
Duolingo, Inc., Class A(a)	613	318,521
European Wax Center, Inc., Class A(a)	1,795	9,137
Mister Car Wash, Inc.(a)	6,710	47,507

		539,507

Electrical Equipment — 2.5%
Vertiv Holdings Co., Class A	2,359	254,607

Electronic Equipment, Instruments & Components —1.0%
Coherent Corp.(a)	1,318	99,680

Entertainment — 4.7%
Liberty Media Corp.—Liberty Formula One, Class C, NVS(a)	2,480	239,394
Live Nation Entertainment, Inc.(a)	1,784	244,747

		484,141

Financial Services — 1.2%
Affirm Holdings, Inc., Class A(a)	2,144	111,274
Jack Henry & Associates, Inc.	95	17,211

		128,485

Food Products — 0.7%
Freshpet, Inc.(a)	943	75,591

Security	Shares	Value

Ground Transportation — 1.4%
Saia, Inc.(a)	541	$143,046

Health Care Equipment & Supplies — 3.4%
Align Technology, Inc.(a)	663	119,963
Inmode Ltd.(a)	232	3,401
Inspire Medical Systems, Inc.(a)	124	17,137
Masimo Corp.(a)	1,278	207,675
Teleflex, Inc.	29	3,546

		351,722

Health Care Providers & Services — 0.7%
Surgery Partners, Inc.(a)	2,934	69,272

Health Care Technology — 0.2%
Phreesia, Inc.(a)	879	21,527

Hotels, Restaurants & Leisure — 5.6%
Churchill Downs, Inc.	1,322	126,212
DraftKings, Inc., Class A(a)	5,131	184,100
Planet Fitness, Inc., Class A(a)	2,241	230,442
Vail Resorts, Inc.	231	36,999

		577,753

Industrial REITs — 0.2%
Rexford Industrial Realty, Inc.	558	19,664

Interactive Media & Services — 1.6%
Match Group, Inc.	430	12,874
Pinterest, Inc., Class A(a)	847	26,350
Reddit, Inc., Class A(a)	1,088	122,237

		161,461

IT Services — 1.3%
Globant SA(a)	589	57,775
MongoDB, Inc., Class A(a)	416	78,553

		136,328

Life Sciences Tools & Services — 2.7%
Bio-Techne Corp.	737	35,671
Medpace Holdings, Inc.(a)	191	56,326
Repligen Corp.(a)	945	111,576
West Pharmaceutical Services, Inc.	377	79,490

		283,063

Machinery — 2.9%
AutoStore Holdings Ltd.(a)(b)	58,481	30,685
Energy Recovery, Inc.(a)	4,082	51,474
Graco, Inc.	1,670	141,382
IDEX Corp.	449	81,229

		304,770

Oil, Gas & Consumable Fuels — 2.8%
Northern Oil & Gas, Inc.	1,323	35,165
Permian Resources Corp., Class A	5,449	68,712
Texas Pacific Land Corp.	165	183,815

		287,692

Pharmaceuticals — 2.4%
Galderma Group AG	1,871	245,818

Professional Services — 1.4%
Booz Allen Hamilton Holding Corp., Class A	1,130	120,063
Paylocity Holding Corp.(a)	148	28,253

		148,316

Real Estate Management & Development — 0.6%
Landbridge Co. LLC, Class A	928	66,306

Semiconductors & Semiconductor Equipment — 8.8%
ASM International NV	329	179,057

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (continued) May 31, 2025	BlackRock SMID-Cap Growth Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Astera Labs, Inc.(a)	1,273	$115,487
BE Semiconductor Industries NV	1,229	148,519
Credo Technology Group Holding Ltd.(a)	2,927	178,430
Entegris, Inc.	1,946	133,768
Lattice Semiconductor Corp.(a)	1,060	47,636
Monolithic Power Systems, Inc.	30	19,857
Onto Innovation, Inc.(a)	970	89,182

		911,936

Software — 10.6%
ANSYS, Inc.(a)	229	75,758
Bentley Systems, Inc., Class B	4,139	197,554
Confluent, Inc., Class A(a)	6,317	145,480
CyberArk Software Ltd.(a)	332	127,083
Gitlab, Inc., Class A(a)	2,467	112,273
Guidewire Software, Inc.(a)	732	157,395
JFrog Ltd.(a)	1,776	76,261
Manhattan Associates, Inc.(a)	392	74,002
Monday.com Ltd.(a)	242	71,993
PTC, Inc.(a)	130	21,882
Zscaler, Inc.(a)	123	33,911

		1,093,592

Specialty Retail — 3.3%
Carvana Co., Class A(a)	772	252,567
Floor & Decor Holdings, Inc., Class A(a)	1,211	86,817

		339,384

Technology Hardware, Storage & Peripherals — 1.6%
Pure Storage, Inc., Class A(a)	3,082	165,164

Textiles, Apparel & Luxury Goods — 3.5%
Brunello Cucinelli SpA	1,522	187,573
On Holding AG, Class A(a)	2,855	169,559

		357,132

Security	Shares	Value

Trading Companies & Distributors — 2.7%
Core & Main, Inc., Class A(a)	1,887	$103,427
QXO, Inc.	6,828	116,076
SiteOne Landscape Supply, Inc.(a)	540	63,077

		282,580

Total Long-Term Investments — 99.3% (Cost: $9,019,954)		10,244,376

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(c)(d)	97,761	97,761

Total Short-Term Securities — 0.9% (Cost: $97,761)		97,761

Total Investments — 100.2% (Cost: $9,117,715)		10,342,137
Liabilities in Excess of Other Assets — (0.2)%		(21,276)

Net Assets — 100.0%		$10,320,861

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$451,119	$—	$(451,069	)(b)	$(60)	$10	$—	—	$1,006	(c)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	111,395	—	(13,634	)(b)	—	—	97,761	97,761	1,963		—

					$(60)	$10	$97,761		$2,969		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

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Schedule of Investments (continued) May 31, 2025	BlackRock SMID-Cap Growth Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$851,097	$—	$—	$851,097
Air Freight & Logistics	39,001	—	—	39,001
Automobile Components	49,248	—	—	49,248
Biotechnology	177,803	—	—	177,803
Broadline Retail	7,804	—	—	7,804
Building Products	183,385	—	—	183,385
Capital Markets	718,236	—	—	718,236
Commercial Services & Supplies	242,874	—	—	242,874
Construction & Engineering	398,135	—	—	398,135
Distributors	28,256	—	—	28,256
Diversified Consumer Services	539,507	—	—	539,507
Electrical Equipment	254,607	—	—	254,607
Electronic Equipment, Instruments & Components	99,680	—	—	99,680
Entertainment	484,141	—	—	484,141
Financial Services	128,485	—	—	128,485
Food Products	75,591	—	—	75,591
Ground Transportation	143,046	—	—	143,046
Health Care Equipment & Supplies	351,722	—	—	351,722
Health Care Providers & Services	69,272	—	—	69,272
Health Care Technology	21,527	—	—	21,527
Hotels, Restaurants & Leisure	577,753	—	—	577,753
Industrial REITs	19,664	—	—	19,664
Interactive Media & Services	161,461	—	—	161,461
IT Services	136,328	—	—	136,328
Life Sciences Tools & Services	283,063	—	—	283,063
Machinery	274,085	30,685	—	304,770
Oil, Gas & Consumable Fuels	287,692	—	—	287,692
Pharmaceuticals	—	245,818	—	245,818
Professional Services	148,316	—	—	148,316
Real Estate Management & Development	66,306	—	—	66,306
Semiconductors & Semiconductor Equipment	584,360	327,576	—	911,936
Software	1,093,592	—	—	1,093,592
Specialty Retail	339,384	—	—	339,384
Technology Hardware, Storage & Peripherals	165,164	—	—	165,164
Textiles, Apparel & Luxury Goods	169,559	187,573	—	357,132
Trading Companies & Distributors	282,580	—	—	282,580
Short-Term Securities
Money Market Funds	97,761	—	—	97,761

	$9,550,485	$791,652	$—	$10,342,137

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	5

Statement of Assets and Liabilities May 31, 2025

BlackRock SMID-Cap Growth Equity Fund

ASSETS
Investments, at value — unaffiliated(a)	$10,244,376
Investments, at value — affiliated(b)	97,761
Receivables:
Securities lending income — affiliated	60
Capital shares sold	45
Dividends — unaffiliated	2,221
Dividends — affiliated	497
From the Manager	1,419

Total assets	10,346,379

LIABILITIES
Payables:
Administration fees	496
Investment advisory fees	6,071
Professional fees	18,812
Service fees	139

Total liabilities	25,518

Commitments and contingent liabilities

NET ASSETS	$10,320,861

NET ASSETS CONSIST OF:
Paid-in capital	$15,415,207
Accumulated loss	(5,094,346)

NET ASSETS	$10,320,861

(a) Investments, at cost — unaffiliated	$9,019,954
(b) Investments, at cost — affiliated	$97,761

NET ASSET VALUE
Institutional
Net assets	$67,777

Shares outstanding	5,229

Net asset value	$12.96

Shares authorized	Unlimited

Par value	$0.001

Investor A
Net assets	$621,673

Shares outstanding	48,434

Net asset value	$12.84

Shares authorized	Unlimited

Par value	$0.001

Class K
Net assets	$9,631,411

Shares outstanding	740,159

Net asset value	$13.01

Shares authorized	Unlimited

Par value	$0.001

See notes to financial statements.

6	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Operations

Year Ended May 31, 2025

BlackRock SMID-Cap Growth Equity Fund

INVESTMENT INCOME
Dividends — unaffiliated	$40,490
Dividends — affiliated	1,963
Securities lending income — affiliated — net	1,006
Foreign taxes withheld	(895)

Total investment income	42,564

EXPENSES
Investment advisory	71,900
Professional	17,993
Trustees and Officer	6,175
Administration — class specific	5,717
Service — class specific	1,286
Miscellaneous	58

Total expenses excluding interest expense	103,129
Interest expense	38

Total expenses	103,167

Less:
Fees waived and/or reimbursed by the Manager	(24,201)

Total expenses after fees waived and/or reimbursed	78,966

Net investment loss	(36,402)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(190,450)
Investments — affiliated	(60)
Foreign currency transactions	32

(190,478)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	540,213
Investments — affiliated	10

540,223

Net realized and unrealized gain	349,745

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$313,343

See notes to financial statements.

S T A T E M E N T O F O P E R A T I O N S	7

Statements of Changes in Net Assets

	BlackRock SMID-Cap Growth Equity Fund

	Year Ended 05/31/25	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(36,402)	$(27,880)
Net realized loss	(190,478)	(581,925)
Net change in unrealized appreciation (depreciation)	540,223	1,596,390

Net increase in net assets resulting from operations	313,343	986,585

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	355,431	132,415

NET ASSETS
Total increase in net assets	668,774	1,119,000
Beginning of year	9,652,087	8,533,087

End of year	$10,320,861	$9,652,087

See notes to financial statements.

8	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (For a share outstanding throughout each period)

	BlackRock SMID-Cap Growth Equity Fund
	Institutional

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 06/29/21 to 05/31/22	(a)

Net asset value, beginning of period	$12.62	$11.32	$11.45	$20.00

Net investment loss(b)	(0.06)	(0.05)	(0.04)	(0.09)
Net realized and unrealized gain (loss)	0.40	1.35	(0.09)	(8.46)

Net increase (decrease) from investment operations	0.34	1.30	(0.13)	(8.55)

Net asset value, end of period	$12.96	$12.62	$11.32	$11.45

Total Return(c)
Based on net asset value	2.69%	11.48%	(1.14)%	(42.75	)%(d)

Ratios to Average Net Assets(e)
Total expenses	1.09%	1.12%	1.23%	1.06	%(f)(g)

Total expenses after fees waived and/or reimbursed	0.85%	0.85%	0.85%	0.85	%(f)

Net investment loss	(0.44)%	(0.40)%	(0.36)%	(0.56	)%(f)

Supplemental Data
Net assets, end of period (000)	$68	$66	$59	$59

Portfolio turnover rate	36%	36%	53%	54%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.07%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	9

Financial Highlights (continued) (For a share outstanding throughout each period)

	BlackRock SMID-Cap Growth Equity Fund (continued)
	Investor A

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 06/29/21 to 05/31/22	(a)

Net asset value, beginning of period	$12.53	$11.26	$11.43	$20.00

Net investment loss(b)	(0.09)	(0.08)	(0.07)	(0.13)
Net realized and unrealized gain (loss)	0.40	1.35	(0.10)	(8.44)

Net increase (decrease) from investment operations	0.31	1.27	(0.17)	(8.57)

Net asset value, end of period	$12.84	$12.53	$11.26	$11.43

Total Return(c)
Based on net asset value	2.47%	11.28%	(1.49)%	(42.85	)%(d)

Ratios to Average Net Assets(e)
Total expenses	1.33%	1.37%	1.48%	1.31	%(f)(g)

Total expenses after fees waived and/or reimbursed	1.10%	1.10%	1.10%	1.10	%(f)

Net investment loss	(0.67)%	(0.64)%	(0.61)%	(0.80	)%(f)

Supplemental Data
Net assets, end of period (000)	$622	$220	$82	$66

Portfolio turnover rate	36%	36%	53%	54%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.32%.

See notes to financial statements.

10	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued) (For a share outstanding throughout each period)

	BlackRock SMID-Cap Growth Equity Fund (continued)
	Class K

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 06/29/21 to 05/31/22	(a)

Net asset value, beginning of period	$12.66	$11.34	$11.46	$20.00

Net investment loss(b)	(0.04)	(0.04)	(0.03)	(0.07)
Net realized and unrealized gain (loss)	0.39	1.36	(0.09)	(8.47)

Net increase (decrease) from investment operations	0.35	1.32	(0.12)	(8.54)

Net asset value, end of period	$13.01	$12.66	$11.34	$11.46

Total Return(c)
Based on net asset value	2.77%	11.64%	(1.05)%	(42.70	)%(d)

Ratios to Average Net Assets(e)
Total expenses	0.99%	1.02%	1.13%	0.96	%(f)(g)

Total expenses after fees waived and/or reimbursed	0.75%	0.75%	0.75%	0.75	%(f)

Net investment loss	(0.34)%	(0.30)%	(0.26)%	(0.46	)%(f)

Supplemental Data
Net assets, end of period (000)	$9,631	$9,366	$8,392	$8,528

Portfolio turnover rate	36%	36%	53%	54%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.97%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	11

Notes to Financial Statements

1. ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock SMID-Cap Growth Equity Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager” or “BAL”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

On February 20, 2025, the Board of Trustees of the Trust (the “Board”) approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on June 6, 2025, the Fund will no longer accept orders to purchase Fund shares. On June 13, 2025, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the net asset value (“NAV”) per share and the Fund will then be terminated as a series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

12	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (continued)

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.70%
$1 billion - $3 billion	0.66
$3 billion - $5 billion	0.63
$5 billion - $10 billion	0.61
Greater than $10 billion	0.60

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

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Notes to Financial Statements (continued)

For the year ended May 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A
Service — class specific	$1,286

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:

Institutional	0.15%
Investor A	0.15
Class K	0.05

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. For the year ended May 31, 2025, there were no fees waived/reimbursed by BAL pursuant to this arrangement.

For the year ended May 31, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:

	Institutional	Investor A	Class K	Total
Administration — class specific	$102	$771	$4,844	$5,717

Other Fees: For the year ended May 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $706.

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended May 31, 2025, the amount waived was $33.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended May 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.

The fees and expenses of the Fund’s Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit for such independent expenses through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended May 31, 2025, the amount waived was $24,168.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (continued)

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended May 31, 2025, the Fund paid BIM $227 for securities lending agent services.

Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.

During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

6. PURCHASES AND SALES

For the year ended May 31, 2025, purchases and sales of investments, excluding short-term securities, were $3,916,863 and $3,659,178, respectively.

7. INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of May 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to net operating loss were reclassified to the following accounts:

Fund Name	Paid-in capital	Accumulated earnings (loss)
BlackRock SMID-Cap Growth Equity Fund	$(32,358)	$32,358

As of May 31, 2025, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
BlackRock SMID-Cap Growth Equity Fund	$(6,278,378)	$1,197,337	$(13,305)	$(5,094,346)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
(c)	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of May 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock SMID-Cap Growth Equity Fund	$9,144,800	$2,488,255	$(1,290,918)	$1,197,337

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Notes to Financial Statements (continued)

8. BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2025, the Fund did not borrow under the credit agreement.

9. PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (continued)

10. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 05/31/25		Year Ended 05/31/24

Share Class	Shares	Amount	Shares	Amount

Institutional
Shares sold	22	$317	—	$—

Investor A
Shares sold	38,184	$452,334	17,493	$221,015
Shares redeemed	(7,317)	(98,410)	(7,238)	(89,255)

	30,867	$353,924	10,255	$131,760

Class K
Shares sold	93	$1,200	87	$1,055
Shares redeemed	(1)	(10)	(31)	(400)

	92	$1,190	56	$655

	30,981	$355,431	10,311	$132,415

As of May 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:

Share Class
Institutional	5,000
Investor A	5,000
Class K	740,000

11. SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following items were noted:

On June 13, 2025, all of the assets of the Fund were liquidated completely, the shares of any shareholders were redeemed at the NAV per share and the Fund was terminated as a series of the Trust.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock SMID-Cap Growth Equity Fund and the Board of Trustees of BlackRock FundsSM:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of BlackRock SMID-Cap Growth Equity Fund of BlackRock FundsSM (the “Fund”), including the schedule of investments, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from June 29, 2021 (commencement of operations) through May 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from June 29, 2021 (commencement of operations) through May 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

July 22, 2025

We have served as the auditor of one or more BlackRock investment companies since 1992.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	19

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock SMID-Cap Growth Equity Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

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Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Fund

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for each of the one-year, three-year and since-inception periods reported, the Fund ranked in the fourth quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods. The Board was informed that, among other things, underperformance was driven by stock specific issues as well as an unfavorable macroeconomic backdrop that impacted SMID-cap growth to a higher degree than the overall market. The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	21

Disclosure of Investment Advisory Agreement (continued)

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

22	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1.	Access the BlackRock website at blackrock.com
2.	Select “Access Your Account”
3.	Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	23

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC

New York, NY 10001

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02110.

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

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Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H E S E FI N A N C I A L S T A T E M E N T S	25

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MAY 31, 2025

2025 Annual Financial Statements and Additional Information

BlackRock FundsSM

•	BlackRock U.S. Insights Long/Short Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments May 31, 2025	BlackRock U.S. Insights Long/Short Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Capital Markets — 0.3%
Etoro Group Ltd., Class A(a)	580	$34,336

Health Care Providers & Services — 0.2%
Hinge Health, Inc., Class A(a)	696	27,033

Media — 0.2%
MNTN, Inc., Class A(a)	758	19,124

Software — 0.1%
SailPoint, Inc.(a)	463	8,158

Total Long-Term Investments — 0.8% (Cost: $75,209)		88,651

Security		Par (000)	Value

Short-Term Securities

U.S. Treasury Obligations(b) — 88.9%
U.S. Treasury Bills, 4.17%, 11/06/25	USD	10,710	$10,514,977

Total Short-Term Securities — 88.9% (Cost: $10,517,709)			10,514,977

Total Investments — 89.7% (Cost: $10,592,918)			10,603,628
Other Assets Less Liabilities — 10.3%			1,223,900

Net Assets — 100.0%			$11,827,528

(a)	Non-income producing security.
(b)	Rates are discount rates or a range of discount rates as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$3,806	$—	$(3,804	)(b)	$(2)	$—	$—	—	$22	(c)	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Equity Swap Contracts

Reference Entity	Counterparty		Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)

Long Contracts(a)

AbbVie, Inc.	HSBC Bank PLC	USD	62,540	02/09/28	0.20%	1D OBFR01	Monthly	$179

Accenture PLC, Class A	Goldman Sachs Bank USA		9,373	08/18/26	0.20%	1D FEDL01	Monthly	(185)

Accenture PLC, Class A	Merrill Lynch International		53,006	06/15/28	0.20%	1D OBFR01	Monthly	(1,048)

Alcon AG	HSBC Bank PLC		96,455	02/09/28	-	1D OBFR01	Monthly	(10,000)

Allegion PLC	Barclays Bank PLC		17,845	07/14/25	0.20%	1D OBFR01	Monthly	135

Allegion PLC	Goldman Sachs Bank USA		92,463	08/18/26	0.20%	1D FEDL01	Monthly	(136)

Allegion PLC	HSBC Bank PLC		146,546	02/09/28	0.20%	1D OBFR01	Monthly	1,862

Allegion PLC	Merrill Lynch International		79,601	06/15/28	0.20%	1D OBFR01	Monthly	(117)

Allstate Corp. (The)	Barclays Bank PLC		5,873	07/14/25	0.20%	1D OBFR01	Monthly	213

Allstate Corp. (The)	Merrill Lynch International		112,899	06/15/28	0.20%	1D OBFR01	Monthly	2,530

Alphabet, Inc., Class A	HSBC Bank PLC		23,759	02/09/28	-	1D OBFR01	Monthly	2,689

Alphabet, Inc., Class A	Merrill Lynch International		319,066	06/15/28	0.20%	1D OBFR01	Monthly	15,140

Amazon.com, Inc.	Barclays Bank PLC		29,450	07/14/25	0.20%	1D OBFR01	Monthly	277

Amazon.com, Inc.	Goldman Sachs Bank USA		243,332	08/19/26	0.20%	1D FEDL01	Monthly	(190)

Amazon.com, Inc.	HSBC Bank PLC		154,132	02/09/28	0.20%	1D OBFR01	Monthly	(1,604)

Amazon.com, Inc.	Merrill Lynch International		96,430	06/15/28	0.20%	1D OBFR01	Monthly	(75)

Ameren Corp.	Goldman Sachs Bank USA		60,706	08/18/26	0.20%	1D FEDL01	Monthly	38

Ameren Corp.	Merrill Lynch International		2,324	06/15/28	0.20%	1D OBFR01	Monthly	1

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Schedule of Investments (continued) May 31, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty		Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)

Long Contracts(a) (continued)

Apple Inc.	Goldman Sachs Bank USA	USD	11,207	08/18/26	0.20%	1D FEDL01	Monthly	$(562)

Apple Inc.	HSBC Bank PLC		315,984	02/09/28	0.20%	1D OBFR01	Monthly	5,376

Aptiv PLC	Goldman Sachs Bank USA		54,412	08/18/26	0.20%	1D FEDL01	Monthly	(1,031)

Aptiv PLC	Merrill Lynch International		33,369	06/15/28	0.20%	1D OBFR01	Monthly	(632)

ASML Holding NV, Registered Shares	Barclays Bank PLC		25,184	07/14/25	0.20%	1D OBFR01	Monthly	(134)

ASML Holding NV, Registered Shares	Goldman Sachs Bank USA		3,792	08/18/26	0.20%	1D FEDL01	Monthly	(108)

ASML Holding NV, Registered Shares	HSBC Bank PLC		56,642	02/09/28	-	1D OBFR01	Monthly	2,299

Assurant, Inc.	Merrill Lynch International		59,445	06/15/28	0.20%	1D OBFR01	Monthly	1,043

Avantor, Inc.	Barclays Bank PLC		28,163	07/14/25	0.20%	1D OBFR01	Monthly	109

Avantor, Inc.	Goldman Sachs Bank USA		33,898	08/18/26	0.20%	1D FEDL01	Monthly	185

Avantor, Inc.	HSBC Bank PLC		20,102	02/09/28	0.20%	1D OBFR01	Monthly	1,031

Avantor, Inc.	Merrill Lynch International		1,400	06/15/28	0.20%	1D OBFR01	Monthly	8

Bank of America Corp.	Barclays Bank PLC		2,815	07/14/25	0.20%	1D OBFR01	Monthly	53

Bank of America Corp.	Goldman Sachs Bank USA		67,324	08/18/26	0.20%	1D FEDL01	Monthly	(379)

Bank of America Corp.	HSBC Bank PLC		29,162	02/09/28	-	1D OBFR01	Monthly	1,774

Baxter International, Inc.	Barclays Bank PLC		35,325	07/14/25	0.20%	1D OBFR01	Monthly	268

Baxter International, Inc.	Goldman Sachs Bank USA		77,259	08/18/26	0.20%	1D FEDL01	Monthly	(1,344)

Baxter International, Inc.	Merrill Lynch International		22,194	06/15/28	0.20%	1D OBFR01	Monthly	(386)

Biogen, Inc.	HSBC Bank PLC		6,985	02/09/28	0.20%	1D OBFR01	Monthly	673

Biogen, Inc.	Merrill Lynch International		69,272	06/15/28	0.20%	1D OBFR01	Monthly	3,410

Blue Owl Capital, Inc., Class A	Goldman Sachs Bank USA		151,623	08/18/26	0.20%	1D FEDL01	Monthly	(5,023)

Blue Owl Capital, Inc., Class A	HSBC Bank PLC		62,943	02/09/28	0.20%	1D OBFR01	Monthly	475

Boston Scientific Corp.	Barclays Bank PLC		38,874	07/14/25	0.20%	1D OBFR01	Monthly	283

Boston Scientific Corp.	Merrill Lynch International		138,310	06/15/28	0.20%	1D OBFR01	Monthly	528

BP PLC, ADR	Barclays Bank PLC		221,536	07/14/25	0.20%	1D OBFR01	Monthly	1,225

BP PLC, ADR	Goldman Sachs Bank USA		3,433	08/18/26	0.20%	1D FEDL01	Monthly	(115)

BP PLC, ADR	HSBC Bank PLC		18,412	02/09/28	0.20%	1D OBFR01	Monthly	328

BP PLC, ADR	Merrill Lynch International		28,243	06/15/28	0.20%	1D OBFR01	Monthly	(947)

Broadcom, Inc.	Goldman Sachs Bank USA		251,716	08/18/26	0.20%	1D FEDL01	Monthly	10,203

Broadcom, Inc.	HSBC Bank PLC		211,094	02/09/28	0.20%	1D OBFR01	Monthly	34,849

Broadcom, Inc.	Merrill Lynch International		9,306	06/15/28	0.20%	1D OBFR01	Monthly	377

Cadence Design Systems, Inc.	HSBC Bank PLC		170,918	02/09/28	-	1D OBFR01	Monthly	(11,594)

Cadence Design Systems, Inc.	Merrill Lynch International		133,246	06/15/28	0.20%	1D OBFR01	Monthly	(13,251)

Camden Property Trust	Barclays Bank PLC		61,547	07/14/25	0.20%	1D OBFR01	Monthly	1,662

Capital One Financial Corp.	Barclays Bank PLC		104,352	07/14/25	0.20%	1D OBFR01	Monthly	327

Capital One Financial Corp.	HSBC Bank PLC		36,294	02/09/28	-	1D OBFR01	Monthly	142

Cardinal Health, Inc.	Barclays Bank PLC		54,591	07/14/25	0.20%	1D OBFR01	Monthly	698

Cardinal Health, Inc.	Goldman Sachs Bank USA		27,322	08/18/26	0.20%	1D FEDL01	Monthly	323

Cardinal Health, Inc.	HSBC Bank PLC		97,787	02/09/28	-	1D OBFR01	Monthly	4,761

Carlyle Group, Inc. (The)	Barclays Bank PLC		72,910	07/14/25	0.20%	1D OBFR01	Monthly	1,264

Carvana Co., Class A	Barclays Bank PLC		17,833	07/14/25	0.20%	1D OBFR01	Monthly	1,470

Carvana Co., Class A	HSBC Bank PLC		77,093	02/09/28	0.20%	1D OBFR01	Monthly	11,240

Carvana Co., Class A	Merrill Lynch International		10,706	06/15/28	0.20%	1D OBFR01	Monthly	1,071

Cencora, Inc.	Barclays Bank PLC		190,192	07/14/25	0.20%	1D OBFR01	Monthly	279

Cencora, Inc.	Goldman Sachs Bank USA		36,318	08/18/26	0.20%	1D FEDL01	Monthly	669

Charles Schwab Corp. (The)	Barclays Bank PLC		61,030	07/14/25	0.20%	1D OBFR01	Monthly	720

Charles Schwab Corp. (The)	HSBC Bank PLC		24,130	02/09/28	0.20%	1D OBFR01	Monthly	1,135

Charles Schwab Corp. (The)	Merrill Lynch International		70,840	06/15/28	0.20%	1D OBFR01	Monthly	185

Chevron Corp.	Goldman Sachs Bank USA		11,950	08/18/26	0.20%	1D FEDL01	Monthly	(467)

Chevron Corp.	HSBC Bank PLC		94,695	02/09/28	-	1D OBFR01	Monthly	(235)

Chevron Corp.	Merrill Lynch International		159,616	06/15/28	0.20%	1D OBFR01	Monthly	(6,238)

Cintas Corp.	Barclays Bank PLC		77,138	07/14/25	0.20%	1D OBFR01	Monthly	1,684

Cisco Systems, Inc.	Barclays Bank PLC		91,492	07/14/25	0.20%	1D OBFR01	Monthly	(462)

Cisco Systems, Inc.	Goldman Sachs Bank USA		6,940	08/18/26	0.20%	1D FEDL01	Monthly	(132)

Cisco Systems, Inc.	Merrill Lynch International		22,877	06/15/28	0.20%	1D OBFR01	Monthly	(434)

Citigroup, Inc.	HSBC Bank PLC		81,741	02/09/28	-	1D OBFR01	Monthly	4,199

Citigroup, Inc.	Merrill Lynch International		139,387	06/15/28	0.20%	1D OBFR01	Monthly	(1,174)

Citizens Financial Group, Inc.	Goldman Sachs Bank USA		20,651	08/18/26	0.20%	1D FEDL01	Monthly	(678)

Citizens Financial Group, Inc.	HSBC Bank PLC		30,264	02/09/28	0.20%	1D OBFR01	Monthly	1,048

Citizens Financial Group, Inc.	Merrill Lynch International		182,400	06/15/28	0.20%	1D OBFR01	Monthly	(5,990)

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (continued) May 31, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty		Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)

Long Contracts(a) (continued)

Coca-Cola Co. (The)	Barclays Bank PLC	USD	16,718	07/14/25	0.20%	1D OBFR01	Monthly	$226

Coca-Cola Co. (The)	HSBC Bank PLC		68,821	02/09/28	0.20%	1D OBFR01	Monthly	899

Cognizant Technology Solutions Corp., Class A	HSBC Bank PLC		61,229	02/09/28	0.20%	1D OBFR01	Monthly	1,376

Coherent Corp.	Goldman Sachs Bank USA		51,233	08/18/26	0.20%	1D FEDL01	Monthly	(2,074)

Coherent Corp.	HSBC Bank PLC		4,730	02/09/28	0.20%	1D OBFR01	Monthly	338

Coherent Corp.	Merrill Lynch International		5,281	06/15/28	0.20%	1D OBFR01	Monthly	(214)

Colgate-Palmolive Co.	Barclays Bank PLC		17,635	07/14/25	0.20%	1D OBFR01	Monthly	396

Colgate-Palmolive Co.	HSBC Bank PLC		107,724	02/09/28	-	1D OBFR01	Monthly	2,502

Comcast Corp., Class A	Barclays Bank PLC		2,940	07/14/25	0.20%	1D OBFR01	Monthly	(2)

Comcast Corp., Class A	Goldman Sachs Bank USA		194,315	08/19/26	0.20%	1D FEDL01	Monthly	(4,180)

Confluent, Inc., Class A	HSBC Bank PLC		21,903	02/09/28	0.20%	1D OBFR01	Monthly	2,140

Confluent, Inc., Class A	Merrill Lynch International		70,889	06/15/28	0.20%	1D OBFR01	Monthly	942

Crown Castle, Inc.	HSBC Bank PLC		140,151	02/09/28	-	1D OBFR01	Monthly	(3,976)

CVS Health Corp.	Goldman Sachs Bank USA		123,056	08/18/26	0.20%	1D FEDL01	Monthly	7,265

CVS Health Corp.	HSBC Bank PLC		2,375	02/09/28	0.20%	1D OBFR01	Monthly	(133)

CVS Health Corp.	Merrill Lynch International		4,959	06/15/28	0.20%	1D OBFR01	Monthly	293

Danaher Corp.	Barclays Bank PLC		69,180	07/14/25	0.20%	1D OBFR01	Monthly	893

Danaher Corp.	Goldman Sachs Bank USA		95,666	08/18/26	0.20%	1D FEDL01	Monthly	(526)

Danaher Corp.	HSBC Bank PLC		13,637	02/09/28	0.20%	1D OBFR01	Monthly	(344)

Danaher Corp.	Merrill Lynch International		12,412	06/15/28	0.20%	1D OBFR01	Monthly	(68)

Devon Energy Corp.	Barclays Bank PLC		37,804	07/14/25	0.20%	1D OBFR01	Monthly	(1,068)

Devon Energy Corp.	Goldman Sachs Bank USA		45,992	08/19/26	0.20%	1D FEDL01	Monthly	(4,324)

Devon Energy Corp.	HSBC Bank PLC		34,484	02/09/28	0.20%	1D OBFR01	Monthly	(1,804)

Devon Energy Corp.	Merrill Lynch International		54,041	06/15/28	0.20%	1D OBFR01	Monthly	(5,081)

Dexcom, Inc.	Merrill Lynch International		60,654	06/15/28	0.20%	1D OBFR01	Monthly	92

Dollar General Corp.	Goldman Sachs Bank USA		54,957	08/18/26	0.20%	1D FEDL01	Monthly	2,518

Dominion Energy, Inc.	Barclays Bank PLC		25,270	07/14/25	0.20%	1D OBFR01	Monthly	459

Dominion Energy, Inc.	Goldman Sachs Bank USA		173,596	08/18/26	0.20%	1D FEDL01	Monthly	5,141

DTE Energy Co.	Barclays Bank PLC		62,464	07/14/25	0.20%	1D OBFR01	Monthly	942

Dun & Bradstreet Holdings, Inc.	Barclays Bank PLC		1,600	07/14/25	0.20%	1D OBFR01	Monthly	4

Dun & Bradstreet Holdings, Inc.	Goldman Sachs Bank USA		25,584	08/19/26	0.20%	1D FEDL01	Monthly	85

Dun & Bradstreet Holdings, Inc.	HSBC Bank PLC		51,578	02/09/28	0.20%	1D OBFR01	Monthly	230

Dun & Bradstreet Holdings, Inc.	Merrill Lynch International		33,424	06/15/28	0.20%	1D OBFR01	Monthly	112

Ecolab, Inc.	Barclays Bank PLC		10,646	07/14/25	0.20%	1D OBFR01	Monthly	244

Ecolab, Inc.	Goldman Sachs Bank USA		79,332	08/18/26	0.20%	1D FEDL01	Monthly	3,010

Edwards Lifesciences Corp.	Barclays Bank PLC		217,340	07/14/25	0.20%	1D OBFR01	Monthly	9,968

Elevance Health, Inc.	Barclays Bank PLC		3,845	07/14/25	0.20%	1D OBFR01	Monthly	(7)

Elevance Health, Inc.	HSBC Bank PLC		2,474	02/09/28	0.20%	1D OBFR01	Monthly	(171)

Elevance Health, Inc.	Merrill Lynch International		54,990	06/15/28	0.20%	1D OBFR01	Monthly	(869)

Entegris, Inc.	Barclays Bank PLC		32,707	07/14/25	0.20%	1D OBFR01	Monthly	(1,980)

Entegris, Inc.	Goldman Sachs Bank USA		12,722	08/18/26	0.20%	1D FEDL01	Monthly	(1,586)

Entegris, Inc.	HSBC Bank PLC		12,410	02/09/28	0.20%	1D OBFR01	Monthly	(1,343)

Entegris, Inc.	Merrill Lynch International		4,496	06/15/28	0.20%	1D OBFR01	Monthly	(372)

Entergy Corp.	Barclays Bank PLC		180,604	07/14/25	0.20%	1D OBFR01	Monthly	4,444

Entergy Corp.	Merrill Lynch International		5,809	06/15/28	0.20%	1D OBFR01	Monthly	104

EOG Resources, Inc.	Barclays Bank PLC		19,942	07/14/25	0.20%	1D OBFR01	Monthly	(400)

EOG Resources, Inc.	HSBC Bank PLC		13,933	02/09/28	0.20%	1D OBFR01	Monthly	(145)

EOG Resources, Inc.	Merrill Lynch International		51,210	06/15/28	0.20%	1D OBFR01	Monthly	(3,222)

EQT Corp.	Merrill Lynch International		61,088	06/15/28	0.20%	1D OBFR01	Monthly	(1,547)

Equinix, Inc.	Barclays Bank PLC		3,466	07/14/25	0.20%	1D OBFR01	Monthly	89

Equinix, Inc.	Goldman Sachs Bank USA		57,238	08/18/26	0.20%	1D FEDL01	Monthly	1,424

Equinix, Inc.	Merrill Lynch International		36,424	06/15/28	0.20%	1D OBFR01	Monthly	906

Evergy, Inc.	Barclays Bank PLC		22,916	07/14/25	0.20%	1D OBFR01	Monthly	61

Evergy, Inc.	Merrill Lynch International		60,142	06/15/28	0.20%	1D OBFR01	Monthly	(638)

Exelon Corp.	Merrill Lynch International		58,891	06/15/28	0.20%	1D OBFR01	Monthly	529

Fidelity National Financial, Inc., Class A	Barclays Bank PLC		103,379	07/14/25	0.20%	1D OBFR01	Monthly	2,217

Fidelity National Financial, Inc., Class A	Goldman Sachs Bank USA		29,596	08/19/26	0.20%	1D FEDL01	Monthly	(1,444)

Fidelity National Financial, Inc., Class A	HSBC Bank PLC		129,636	02/09/28	-	1D OBFR01	Monthly	(10,785)

Flutter Entertainment PLC	Barclays Bank PLC		17,148	07/14/25	0.20%	1D OBFR01	Monthly	1,046

Flutter Entertainment PLC	Goldman Sachs Bank USA		31,733	08/18/26	0.20%	1D FEDL01	Monthly	1,118

6	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)

Long Contracts(a) (continued)
Flutter Entertainment PLC	HSBC Bank PLC	USD 36,839	02/09/28	0.20%	1D OBFR01	Monthly	$1,572
Flutter Entertainment PLC	Merrill Lynch International	77,380	06/15/28	0.20%	1D OBFR01	Monthly	2,726
Fortrea Holdings, Inc.	Barclays Bank PLC	28,086	07/14/25	0.20%	1D OBFR01	Monthly	397
Fortrea Holdings, Inc.	Goldman Sachs Bank USA	11,310	08/18/26	0.20%	1D FEDL01	Monthly	(1,071)
Fortrea Holdings, Inc.	HSBC Bank PLC	18,624	02/09/28	0.20%	1D OBFR01	Monthly	(5,165)
Fortrea Holdings, Inc.	Merrill Lynch International	12,168	06/15/28	0.20%	1D OBFR01	Monthly	(798)
Fox Corp., Class A, NVS	Barclays Bank PLC	60,038	07/14/25	0.20%	1D OBFR01	Monthly	(44)
Fox Corp., Class A, NVS	HSBC Bank PLC	2,723	02/09/28	0.20%	1D OBFR01	Monthly	244
Fox Corp., Class A, NVS	Merrill Lynch International	2,884	06/15/28	0.20%	1D OBFR01	Monthly	(27)
Franklin Resources, Inc.	Merrill Lynch International	60,951	06/15/28	0.20%	1D OBFR01	Monthly	(1,484)
General Motors Co.	Barclays Bank PLC	49,724	07/14/25	0.20%	1D OBFR01	Monthly	333
General Motors Co.	HSBC Bank PLC	43,562	02/09/28	0.20%	1D OBFR01	Monthly	2,079
General Motors Co.	Merrill Lynch International	2,105	06/15/28	0.20%	1D OBFR01	Monthly	(21)
Gitlab, Inc., Class A	Barclays Bank PLC	6,210	07/14/25	0.20%	1D OBFR01	Monthly	(294)
Gitlab, Inc., Class A	Goldman Sachs Bank USA	6,891	08/18/26	0.20%	1D FEDL01	Monthly	(838)
Gitlab, Inc., Class A	HSBC Bank PLC	44,428	02/09/28	0.20%	1D OBFR01	Monthly	(3,606)
Gitlab, Inc., Class A	Merrill Lynch International	13,108	06/15/28	0.20%	1D OBFR01	Monthly	(1,594)
Hasbro, Inc.	Merrill Lynch International	96,116	06/15/28	0.20%	1D OBFR01	Monthly	347
Hess Corp.	Barclays Bank PLC	286,434	07/14/25	0.20%	1D OBFR01	Monthly	4,780
Hess Corp.	Goldman Sachs Bank USA	18,370	08/18/26	0.20%	1D FEDL01	Monthly	(392)
Hilton Worldwide Holdings, Inc.	Barclays Bank PLC	60,744	07/14/25	0.20%	1D OBFR01	Monthly	372
Home Depot, Inc. (The)	Barclays Bank PLC	11,350	07/14/25	0.20%	1D OBFR01	Monthly	67
Home Depot, Inc. (The)	Goldman Sachs Bank USA	22,718	08/18/26	0.20%	1D FEDL01	Monthly	(620)
Home Depot, Inc. (The)	HSBC Bank PLC	11,311	02/09/28	-	1D OBFR01	Monthly	106
Home Depot, Inc. (The)	Merrill Lynch International	89,735	06/15/28	0.20%	1D OBFR01	Monthly	(2,451)
Hubbell, Inc.	Barclays Bank PLC	1,947	07/14/25	0.20%	1D OBFR01	Monthly	1
Hubbell, Inc.	Goldman Sachs Bank USA	3,480	08/18/26	0.20%	1D FEDL01	Monthly	26
Hubbell, Inc.	HSBC Bank PLC	53,895	02/09/28	0.20%	1D OBFR01	Monthly	5,321
Hubbell, Inc.	Merrill Lynch International	68,435	06/15/28	0.20%	1D OBFR01	Monthly	520
Huntington Bancshares, Inc.	Barclays Bank PLC	62,476	07/14/25	0.20%	1D OBFR01	Monthly	810
Huntington Bancshares, Inc.	Merrill Lynch International	3,784	06/15/28	0.20%	1D OBFR01	Monthly	(110)
ICON PLC	Barclays Bank PLC	48,764	07/14/25	0.20%	1D OBFR01	Monthly	1,263
ICON PLC	Goldman Sachs Bank USA	7,713	08/18/26	0.20%	1D FEDL01	Monthly	(26)
ICON PLC	HSBC Bank PLC	2,107	02/09/28	0.20%	1D OBFR01	Monthly	(153)
ICON PLC	Merrill Lynch International	1,568	06/15/28	0.20%	1D OBFR01	Monthly	(5)
Intercontinental Exchange, Inc.	Goldman Sachs Bank USA	71,514	08/18/26	0.20%	1D FEDL01	Monthly	2,025
Intercontinental Exchange, Inc.	Merrill Lynch International	4,721	06/15/28	0.20%	1D OBFR01	Monthly	134
International Flavors & Fragrances, Inc.	Goldman Sachs Bank USA	64,558	08/18/26	0.20%	1D FEDL01	Monthly	365
Intuit, Inc.	Barclays Bank PLC	57,282	07/14/25	0.20%	1D OBFR01	Monthly	7,516
Intuit, Inc.	HSBC Bank PLC	5,905	02/09/28	0.20%	1D OBFR01	Monthly	876
Intuitive Surgical, Inc.	Barclays Bank PLC	4,884	07/14/25	0.20%	1D OBFR01	Monthly	87
Intuitive Surgical, Inc.	Merrill Lynch International	64,992	06/15/28	0.20%	1D OBFR01	Monthly	(921)
Invesco Ltd.	Merrill Lynch International	70,457	06/15/28	0.20%	1D OBFR01	Monthly	(3,955)
Johnson Controls International PLC	Barclays Bank PLC	69,960	07/14/25	0.20%	1D OBFR01	Monthly	2,317
Johnson Controls International PLC	HSBC Bank PLC	5,292	02/09/28	0.20%	1D OBFR01	Monthly	588
Johnson Controls International PLC	Merrill Lynch International	21,681	06/15/28	0.20%	1D OBFR01	Monthly	1,026
Jones Lang LaSalle, Inc.	Goldman Sachs Bank USA	4,004	08/18/26	0.20%	1D FEDL01	Monthly	(218)
Jones Lang LaSalle, Inc.	Merrill Lynch International	59,827	06/15/28	0.20%	1D OBFR01	Monthly	(3,261)
Keurig Dr Pepper, Inc.	Barclays Bank PLC	49,713	07/14/25	0.20%	1D OBFR01	Monthly	994
Keurig Dr Pepper, Inc.	Merrill Lynch International	66,275	06/15/28	0.20%	1D OBFR01	Monthly	257
Keysight Technologies, Inc.	Barclays Bank PLC	65,828	07/14/25	0.20%	1D OBFR01	Monthly	(1,913)
Keysight Technologies, Inc.	Goldman Sachs Bank USA	32,132	08/18/26	0.20%	1D FEDL01	Monthly	(1,509)
Keysight Technologies, Inc.	HSBC Bank PLC	79,469	02/09/28	0.20%	1D OBFR01	Monthly	2,506
L3Harris Technologies, Inc.	Merrill Lynch International	61,706	06/15/28	0.20%	1D OBFR01	Monthly	4,755
M&T Bank Corp.	Barclays Bank PLC	16,074	07/14/25	0.20%	1D OBFR01	Monthly	181
M&T Bank Corp.	HSBC Bank PLC	43,759	02/09/28	0.20%	1D OBFR01	Monthly	1,171
Marvell Technology, Inc.	Goldman Sachs Bank USA	95,062	08/18/26	0.20%	1D FEDL01	Monthly	(7,305)
Marvell Technology, Inc.	HSBC Bank PLC	35,154	02/09/28	0.20%	1D OBFR01	Monthly	1,562
Marvell Technology, Inc.	Merrill Lynch International	49,943	06/15/28	0.20%	1D OBFR01	Monthly	(3,838)
Mastercard, Inc., Class A	Barclays Bank PLC	59,865	07/14/25	0.20%	1D OBFR01	Monthly	1,623

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (continued) May 31, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty		Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)

Long Contracts(a) (continued)
Mastercard, Inc., Class A	Goldman Sachs Bank USA	USD	5,822	08/18/26	0.20%	1D FEDL01	Monthly	$34
McKesson Corp.	Barclays Bank PLC		8,528	07/14/25	0.20%	1D OBFR01	Monthly	106
McKesson Corp.	Goldman Sachs Bank USA		67,142	08/18/26	0.20%	1D FEDL01	Monthly	1,211
McKesson Corp.	HSBC Bank PLC		11,044	02/09/28	0.20%	1D OBFR01	Monthly	468
McKesson Corp.	Merrill Lynch International		21,203	06/15/28	0.20%	1D OBFR01	Monthly	382
Medtronic PLC	Barclays Bank PLC		57,689	07/14/25	0.20%	1D OBFR01	Monthly	1,476
Medtronic PLC	Merrill Lynch International		11,969	06/15/28	0.20%	1D OBFR01	Monthly	(435)
Meta Platforms, Inc., Class A	Barclays Bank PLC		19,734	07/14/25	0.20%	1D OBFR01	Monthly	339
Meta Platforms, Inc., Class A	Goldman Sachs Bank USA		95,938	08/18/26	0.20%	1D FEDL01	Monthly	538
Meta Platforms, Inc., Class A	HSBC Bank PLC		87,510	02/09/28	0.20%	1D OBFR01	Monthly	5,082
Microsoft Corp.	Barclays Bank PLC		115,080	07/14/25	0.20%	1D OBFR01	Monthly	1,391
Microsoft Corp.	Goldman Sachs Bank USA		498,443	08/18/26	0.20%	1D FEDL01	Monthly	7,953
Microsoft Corp.	Merrill Lynch International		151,799	06/15/28	0.20%	1D OBFR01	Monthly	2,422
MongoDB, Inc., Class A	Barclays Bank PLC		41,676	07/14/25	0.20%	1D OBFR01	Monthly	55
MongoDB, Inc., Class A	Goldman Sachs Bank USA		46,101	08/18/26	0.20%	1D FEDL01	Monthly	(404)
MongoDB, Inc., Class A	HSBC Bank PLC		35,673	02/09/28	0.20%	1D OBFR01	Monthly	1,904
MongoDB, Inc., Class A	Merrill Lynch International		30,480	06/15/28	0.20%	1D OBFR01	Monthly	(267)
Morgan Stanley	Barclays Bank PLC		60,100	07/14/25	0.20%	1D OBFR01	Monthly	842
Motorola Solutions, Inc.	Goldman Sachs Bank USA		47,665	08/18/26	0.20%	1D FEDL01	Monthly	(1,142)
Motorola Solutions, Inc.	Merrill Lynch International		11,916	06/15/28	0.20%	1D OBFR01	Monthly	(286)
Nasdaq, Inc.	Goldman Sachs Bank USA		21,864	08/18/26	0.20%	1D FEDL01	Monthly	608
Nasdaq, Inc.	Merrill Lynch International		42,428	06/15/28	0.20%	1D OBFR01	Monthly	1,180
Natera, Inc.	Barclays Bank PLC		8,844	07/14/25	0.20%	1D OBFR01	Monthly	304
Natera, Inc.	HSBC Bank PLC		7,641	02/09/28	0.20%	1D OBFR01	Monthly	(227)
Natera, Inc.	Merrill Lynch International		62,150	06/15/28	0.20%	1D OBFR01	Monthly	3,465
Netflix, Inc.	Barclays Bank PLC		104,541	07/14/25	0.20%	1D OBFR01	Monthly	1,695
Netflix, Inc.	Goldman Sachs Bank USA		35,136	08/18/26	0.20%	1D FEDL01	Monthly	(126)
NextEra Energy, Inc.	Barclays Bank PLC		55,828	07/14/25	0.20%	1D OBFR01	Monthly	3,086
NextEra Energy, Inc.	HSBC Bank PLC		2,323	02/09/28	0.20%	1D OBFR01	Monthly	79
NextEra Energy, Inc.	Merrill Lynch International		3,728	06/15/28	0.20%	1D OBFR01	Monthly	(196)
Nice Ltd., ADR	HSBC Bank PLC		64,198	02/09/28	-	1D OBFR01	Monthly	847
Nice Ltd., ADR	Merrill Lynch International		18,528	06/15/28	0.20%	1D OBFR01	Monthly	554
NVIDIA Corp.	Barclays Bank PLC		387,465	07/14/25	0.20%	1D OBFR01	Monthly	6,709
NVIDIA Corp.	Goldman Sachs Bank USA		29,797	08/18/26	0.20%	1D FEDL01	Monthly	66
Old Dominion Freight Line, Inc.	Barclays Bank PLC		100,146	07/14/25	0.20%	1D OBFR01	Monthly	(2,122)
Old Dominion Freight Line, Inc.	HSBC Bank PLC		11,208	02/09/28	-	1D OBFR01	Monthly	3
Parker-Hannifin Corp.	HSBC Bank PLC		132,791	02/09/28	0.20%	1D OBFR01	Monthly	4,802
PG&E Corp.	Barclays Bank PLC		10,212	07/14/25	0.20%	1D OBFR01	Monthly	(84)
PG&E Corp.	HSBC Bank PLC		52,279	02/09/28	-	1D OBFR01	Monthly	(913)
Planet Fitness, Inc., Class A	Goldman Sachs Bank USA		55,751	08/18/26	0.20%	1D FEDL01	Monthly	2,760
PNC Financial Services Group, Inc. (The)	Goldman Sachs Bank USA		60,478	08/18/26	0.20%	1D FEDL01	Monthly	(1,904)
PNC Financial Services Group, Inc. (The)	Merrill Lynch International		718	06/15/28	0.20%	1D OBFR01	Monthly	(23)
PPG Industries, Inc.	Barclays Bank PLC		103,203	07/14/25	0.20%	1D OBFR01	Monthly	(380)
Prologis, Inc.	Barclays Bank PLC		56,328	07/14/25	0.20%	1D OBFR01	Monthly	1,881
Prologis, Inc.	Merrill Lynch International		2,622	06/15/28	0.20%	1D OBFR01	Monthly	(15)
Public Service Enterprise Group, Inc.	Merrill Lynch International		59,693	06/15/28	0.20%	1D OBFR01	Monthly	1,971
Ralph Lauren Corp., Class A	Barclays Bank PLC		85,168	07/14/25	0.20%	1D OBFR01	Monthly	(187)
Reinsurance Group of America, Inc.	Goldman Sachs Bank USA		2,657	08/18/26	0.20%	1D FEDL01	Monthly	(14)
Reinsurance Group of America, Inc.	HSBC Bank PLC		44,049	02/09/28	-	1D OBFR01	Monthly	268
Reinsurance Group of America, Inc.	Merrill Lynch International		14,551	06/15/28	0.20%	1D OBFR01	Monthly	(117)
Robert Half, Inc.	Barclays Bank PLC		2,047	07/14/25	0.20%	1D OBFR01	Monthly	(32)
Robert Half, Inc.	Goldman Sachs Bank USA		34,732	08/18/26	0.20%	1D FEDL01	Monthly	(1,030)
Robert Half, Inc.	HSBC Bank PLC		6,029	02/09/28	0.20%	1D OBFR01	Monthly	61
Robert Half, Inc.	Merrill Lynch International		19,442	06/15/28	0.20%	1D OBFR01	Monthly	(577)
Rollins, Inc.	Goldman Sachs Bank USA		7,046	08/18/26	0.20%	1D FEDL01	Monthly	110
Rollins, Inc.	Merrill Lynch International		74,014	06/15/28	0.20%	1D OBFR01	Monthly	1,155
RTX Corp.	Barclays Bank PLC		28,691	07/14/25	0.20%	1D OBFR01	Monthly	516
RTX Corp.	Goldman Sachs Bank USA		14,907	08/18/26	0.20%	1D FEDL01	Monthly	106
RTX Corp.	HSBC Bank PLC		75,401	02/09/28	0.20%	1D OBFR01	Monthly	4,577
S&P Global, Inc.	HSBC Bank PLC		15,736	02/09/28	0.20%	1D OBFR01	Monthly	163

8	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty		Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)

Long Contracts(a) (continued)
S&P Global, Inc.	Merrill Lynch International	USD	126,704	06/15/28	0.20%	1D OBFR01	Monthly	$(1,567)
Saia, Inc.	Goldman Sachs Bank USA		5,225	08/18/26	0.20%	1D FEDL01	Monthly	(201)
Saia, Inc.	HSBC Bank PLC		59,576	02/09/28	0.20%	1D OBFR01	Monthly	(4,314)
Salesforce, Inc.	Goldman Sachs Bank USA		11,340	08/18/26	0.20%	1D FEDL01	Monthly	(990)
Salesforce, Inc.	Merrill Lynch International		86,646	06/15/28	0.20%	1D OBFR01	Monthly	(7,566)
Sanofi SA, ADR	Barclays Bank PLC		101,344	07/14/25	0.20%	1D OBFR01	Monthly	(6,060)
Sanofi SA, ADR	Goldman Sachs Bank USA		16,580	08/18/26	0.20%	1D FEDL01	Monthly	(486)
Sanofi SA, ADR	Merrill Lynch International		50,402	06/15/28	0.20%	1D OBFR01	Monthly	(1,477)
Sempra	Barclays Bank PLC		43,134	07/14/25	0.20%	1D OBFR01	Monthly	1,034
Sempra	Goldman Sachs Bank USA		4,206	08/18/26	0.20%	1D FEDL01	Monthly	117
Sempra	HSBC Bank PLC		11,214	02/09/28	-	1D OBFR01	Monthly	417
Sempra	Merrill Lynch International		34,259	06/15/28	0.20%	1D OBFR01	Monthly	950
Shell PLC, ADR	Barclays Bank PLC		50,320	07/14/25	0.20%	1D OBFR01	Monthly	206
Shell PLC, ADR	Goldman Sachs Bank USA		152,032	08/19/26	0.20%	1D FEDL01	Monthly	(2,640)
Shell PLC, ADR	Merrill Lynch International		21,902	06/15/28	0.20%	1D OBFR01	Monthly	(380)
Snowflake, Inc., Class A	Goldman Sachs Bank USA		141,770	08/18/26	0.20%	1D FEDL01	Monthly	7,546
Spotify Technology SA	Barclays Bank PLC		60,766	07/14/25	0.20%	1D OBFR01	Monthly	1,092
SS&C Technologies Holdings, Inc.	HSBC Bank PLC		76,777	02/09/28	0.20%	1D OBFR01	Monthly	3,063
SS&C Technologies Holdings, Inc.	Merrill Lynch International		5,327	06/15/28	0.20%	1D OBFR01	Monthly	87
STAG Industrial, Inc.	Barclays Bank PLC		13,605	07/14/25	0.20%	1D OBFR01	Monthly	520
STAG Industrial, Inc.	Goldman Sachs Bank USA		99,344	08/18/26	0.20%	1D FEDL01	Monthly	280
STAG Industrial, Inc.	HSBC Bank PLC		27,765	02/09/28	0.20%	1D OBFR01	Monthly	1,410
Stanley Black & Decker, Inc.	Barclays Bank PLC		54,200	07/14/25	0.20%	1D OBFR01	Monthly	(743)
Stanley Black & Decker, Inc.	Goldman Sachs Bank USA		3,461	08/18/26	0.20%	1D FEDL01	Monthly	(254)
Stanley Black & Decker, Inc.	HSBC Bank PLC		3,429	02/09/28	0.20%	1D OBFR01	Monthly	(92)
STERIS PLC	Goldman Sachs Bank USA		67,151	08/18/26	0.20%	1D FEDL01	Monthly	(454)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Barclays Bank PLC		2,943	07/14/25	0.20%	1D OBFR01	Monthly	(43)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Merrill Lynch International		83,709	06/15/28	0.20%	1D OBFR01	Monthly	(388)
Targa Resources Corp.	Barclays Bank PLC		2,705	07/14/25	0.20%	1D OBFR01	Monthly	(20)
Targa Resources Corp.	Goldman Sachs Bank USA		55,095	08/18/26	0.20%	1D FEDL01	Monthly	(2,820)
Targa Resources Corp.	HSBC Bank PLC		2,561	02/09/28	0.20%	1D OBFR01	Monthly	(34)
TechnipFMC PLC	HSBC Bank PLC		65,251	02/09/28	-	1D OBFR01	Monthly	3,186
Thermo Fisher Scientific, Inc.	Barclays Bank PLC		69,283	07/14/25	0.20%	1D OBFR01	Monthly	405
Thermo Fisher Scientific, Inc.	HSBC Bank PLC		163,901	02/09/28	-	1D OBFR01	Monthly	(3,176)
Thermo Fisher Scientific, Inc.	Merrill Lynch International		3,239	06/15/28	0.20%	1D OBFR01	Monthly	(17)
TotalEnergies SE, ADR	HSBC Bank PLC		61,289	02/09/28	0.20%	1D OBFR01	Monthly	(1,259)
TPG, Inc., Class A	Goldman Sachs Bank USA		2,513	08/18/26	0.20%	1D FEDL01	Monthly	(155)
TPG, Inc., Class A	HSBC Bank PLC		9,167	02/09/28	0.20%	1D OBFR01	Monthly	(118)
TPG, Inc., Class A	Merrill Lynch International		52,956	06/15/28	0.20%	1D OBFR01	Monthly	(2,853)
Tradeweb Markets, Inc., Class A	Goldman Sachs Bank USA		137,330	08/18/26	0.20%	1D FEDL01	Monthly	909
Tradeweb Markets, Inc., Class A	HSBC Bank PLC		19,609	02/09/28	0.20%	1D OBFR01	Monthly	(108)
Tradeweb Markets, Inc., Class A	Merrill Lynch International		75,051	06/15/28	0.20%	1D OBFR01	Monthly	497
TransDigm Group, Inc.	Goldman Sachs Bank USA		59,036	08/18/26	0.20%	1D FEDL01	Monthly	2,638
TransDigm Group, Inc.	HSBC Bank PLC		12,465	02/09/28	-	1D OBFR01	Monthly	751
United Rentals, Inc.	Barclays Bank PLC		14,073	07/14/25	0.20%	1D OBFR01	Monthly	94
United Rentals, Inc.	HSBC Bank PLC		62,310	02/09/28	-	1D OBFR01	Monthly	3,569
United Rentals, Inc.	Merrill Lynch International		18,546	06/15/28	0.20%	1D OBFR01	Monthly	(128)
UWM Holdings Corp., Class A	Merrill Lynch International		74,350	06/15/28	0.20%	1D OBFR01	Monthly	2,873
Veeva Systems, Inc., Class A	Goldman Sachs Bank USA		21,744	08/18/26	0.20%	1D FEDL01	Monthly	3,429
Veeva Systems, Inc., Class A	Merrill Lynch International		40,347	06/15/28	0.20%	1D OBFR01	Monthly	6,363
Verisk Analytics, Inc.	Barclays Bank PLC		66,326	07/14/25	0.20%	1D OBFR01	Monthly	(42)
Verizon Communications, Inc.	Barclays Bank PLC		90,400	07/14/25	0.20%	1D OBFR01	Monthly	1,740
Verizon Communications, Inc.	Goldman Sachs Bank USA		31,219	08/18/26	0.20%	1D FEDL01	Monthly	345
Vertiv Holdings Co., Class A	Barclays Bank PLC		21,361	07/14/25	0.20%	1D OBFR01	Monthly	765
Vertiv Holdings Co., Class A	HSBC Bank PLC		4,117	02/09/28	0.20%	1D OBFR01	Monthly	524
Vertiv Holdings Co., Class A	Merrill Lynch International		117,709	06/15/28	0.20%	1D OBFR01	Monthly	2,848
Visa, Inc., Class A	Barclays Bank PLC		105,243	07/14/25	0.20%	1D OBFR01	Monthly	2,123
Voya Financial, Inc.	Barclays Bank PLC		85,298	07/14/25	0.20%	1D OBFR01	Monthly	(352)

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) May 31, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)

Long Contracts(a) (continued)
Voya Financial, Inc.	Goldman Sachs Bank USA	USD 14,011	08/18/26	0.20%	1D FEDL01	Monthly	$(508)
Walmart, Inc.	HSBC Bank PLC	28,547	02/09/28	0.20%	1D OBFR01	Monthly	378
Walmart, Inc.	Merrill Lynch International	81,705	06/15/28	0.20%	1D OBFR01	Monthly	2,010
Waste Connections, Inc.	Barclays Bank PLC	20,271	07/14/25	0.20%	1D OBFR01	Monthly	227
Waste Connections, Inc.	Merrill Lynch International	125,276	06/15/28	0.20%	1D OBFR01	Monthly	4,015
Waters Corp.	Barclays Bank PLC	7,318	07/14/25	0.20%	1D OBFR01	Monthly	16
Waters Corp.	Goldman Sachs Bank USA	5,274	08/18/26	0.20%	1D FEDL01	Monthly	(35)
Waters Corp.	Merrill Lynch International	52,037	06/15/28	0.20%	1D OBFR01	Monthly	(349)
WESCO International, Inc.	Barclays Bank PLC	69,819	07/14/25	0.20%	1D OBFR01	Monthly	863
WESCO International, Inc.	HSBC Bank PLC	126,147	02/09/28	0.20%	1D OBFR01	Monthly	3,968
WillScot Holdings Corp., Class A	Barclays Bank PLC	51,082	07/14/25	0.20%	1D OBFR01	Monthly	(821)
WillScot Holdings Corp., Class A	Goldman Sachs Bank USA	4,996	08/18/26	0.20%	1D FEDL01	Monthly	(441)
WillScot Holdings Corp., Class A	Merrill Lynch International	71,269	06/15/28	0.20%	1D OBFR01	Monthly	(6,293)
Wingstop, Inc.	HSBC Bank PLC	62,730	02/09/28	0.20%	1D OBFR01	Monthly	1,509
Zoetis, Inc., Class A	Barclays Bank PLC	42,760	07/14/25	0.20%	1D OBFR01	Monthly	1,758
Zoetis, Inc., Class A	HSBC Bank PLC	17,301	02/09/28	0.20%	1D OBFR01	Monthly	743

Total long positions of equity swaps							135,577

Short Contracts(b)
AAON, Inc.	Barclays Bank PLC	(67,460)	07/14/25	(0.15)%	1D OBFR01	Monthly	2,464
AAON, Inc.	Goldman Sachs Bank USA	(3,852)	08/18/26	(0.15)%	1D FEDL01	Monthly	289
AES Corp. (The)	Barclays Bank PLC	(83,319)	07/14/25	(0.15)%	1D OBFR01	Monthly	(3,980)
AES Corp. (The)	Goldman Sachs Bank USA	(620)	08/18/26	(0.15)%	1D FEDL01	Monthly	116
Airbnb, Inc., Class A	Goldman Sachs Bank USA	(20,245)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,153
Airbnb, Inc., Class A	HSBC Bank PLC	(42,593)	02/09/28	-	1D OBFR01	Monthly	(880)
Airbnb, Inc., Class A	Merrill Lynch International	(5,608)	06/15/28	(0.15)%	1D OBFR01	Monthly	319
Akamai Technologies, Inc.	Barclays Bank PLC	(2,103)	07/14/25	(0.15)%	1D OBFR01	Monthly	53
Akamai Technologies, Inc.	HSBC Bank PLC	(62,200)	02/09/28	(0.15)%	1D OBFR01	Monthly	6,923
Akamai Technologies, Inc.	Merrill Lynch International	(2,831)	06/15/28	(0.15)%	1D OBFR01	Monthly	21
Allegro MicroSystems, Inc.	HSBC Bank PLC	(61,639)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,788
Ally Financial, Inc.	Barclays Bank PLC	(2,036)	07/14/25	(0.15)%	1D OBFR01	Monthly	(64)
Ally Financial, Inc.	HSBC Bank PLC	(6,265)	02/09/28	(0.15)%	1D OBFR01	Monthly	(281)
Ally Financial, Inc.	Merrill Lynch International	(55,019)	06/15/28	(0.15)%	1D OBFR01	Monthly	1,154
Altria Group, Inc.	Barclays Bank PLC	(51,295)	07/14/25	(0.15)%	1D OBFR01	Monthly	(1,133)
Altria Group, Inc.	HSBC Bank PLC	(44,616)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,539)
American Express Co.	Barclays Bank PLC	(18,954)	07/14/25	(0.15)%	1D OBFR01	Monthly	(453)
American Express Co.	HSBC Bank PLC	(43,967)	02/09/28	-	1D OBFR01	Monthly	(1,610)
Amgen, Inc.	Goldman Sachs Bank USA	(80,547)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,601)
Amphenol Corp., Class A	Goldman Sachs Bank USA	(2,650)	08/18/26	(0.15)%	1D FEDL01	Monthly	(48)
Amphenol Corp., Class A	HSBC Bank PLC	(60,140)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,452)
Antero Resources Corp.	Goldman Sachs Bank USA	(65,454)	08/18/26	(0.15)%	1D FEDL01	Monthly	4,523
Antero Resources Corp.	Merrill Lynch International	(2,575)	06/15/28	(0.15)%	1D OBFR01	Monthly	178
Ares Management Corp., Class A	Barclays Bank PLC	(41,249)	07/14/25	(0.15)%	1D OBFR01	Monthly	(1,450)
Ares Management Corp., Class A	Merrill Lynch International	(72,541)	06/15/28	(0.15)%	1D OBFR01	Monthly	1,376
Arthur J Gallagher & Co.	Goldman Sachs Bank USA	(60,552)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,640)
Asana, Inc., Class A	Goldman Sachs Bank USA	(18,468)	08/18/26	(0.15)%	1D FEDL01	Monthly	164
Asana, Inc., Class A	Merrill Lynch International	(43,982)	06/15/28	(0.15)%	1D OBFR01	Monthly	389
Astera Labs, Inc.	Barclays Bank PLC	(50,828)	07/14/25	(0.15)%	1D OBFR01	Monthly	1,930
Astera Labs, Inc.	Merrill Lynch International	(17,977)	06/15/28	(0.15)%	1D OBFR01	Monthly	287
AT&T Inc.	Barclays Bank PLC	(23,881)	07/14/25	(0.15)%	1D OBFR01	Monthly	(500)
AT&T Inc.	HSBC Bank PLC	(1,209)	02/09/28	-	1D OBFR01	Monthly	(15)
AT&T Inc.	Merrill Lynch International	(58,158)	06/15/28	(0.15)%	1D OBFR01	Monthly	(1,000)
Becton Dickinson & Co.	Barclays Bank PLC	(3,963)	07/14/25	(0.15)%	1D OBFR01	Monthly	(6)
Becton Dickinson & Co.	HSBC Bank PLC	(11,421)	02/09/28	(0.15)%	1D OBFR01	Monthly	(316)
Becton Dickinson & Co.	Merrill Lynch International	(45,652)	06/15/28	(0.15)%	1D OBFR01	Monthly	(85)
Berkshire Hathaway, Inc., Class B	Barclays Bank PLC	(9,568)	07/14/25	(0.15)%	1D OBFR01	Monthly	(7)
Berkshire Hathaway, Inc., Class B	HSBC Bank PLC	(79,041)	02/09/28	(0.10)%	1D OBFR01	Monthly	1,431
Berkshire Hathaway, Inc., Class B	Merrill Lynch International	(8,117)	06/15/28	(0.15)%	1D OBFR01	Monthly	54
Bio-Rad Laboratories, Inc., Class A	Barclays Bank PLC	(47,245)	07/14/25	(0.15)%	1D OBFR01	Monthly	44
Bio-Rad Laboratories, Inc., Class A	Goldman Sachs Bank USA	(3,405)	08/18/26	(0.15)%	1D FEDL01	Monthly	228

10	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)

Short Contracts(b) (continued)
Bio-Rad Laboratories, Inc., Class A	HSBC Bank PLC	USD (4,338)	02/09/28	(0.15)%	1D OBFR01	Monthly	$254
Bio-Rad Laboratories, Inc., Class A	Merrill Lynch International	(5,350)	06/15/28	(0.15)%	1D OBFR01	Monthly	358
Bio-Techne Corp.	Barclays Bank PLC	(46,137)	07/14/25	(0.15)%	1D OBFR01	Monthly	(1,053)
Bio-Techne Corp.	Goldman Sachs Bank USA	(5,113)	08/18/26	(0.15)%	1D FEDL01	Monthly	(17)
Bio-Techne Corp.	HSBC Bank PLC	(10,006)	02/09/28	-	1D OBFR01	Monthly	277
Blackstone, Inc., Class A	Barclays Bank PLC	(70,930)	07/14/25	(0.15)%	1D OBFR01	Monthly	(948)
Blackstone, Inc., Class A	Goldman Sachs Bank USA	(19,224)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,047
Blackstone, Inc., Class A	HSBC Bank PLC	(126,388)	02/09/28	(0.15)%	1D OBFR01	Monthly	949
Blackstone, Inc., Class A	Merrill Lynch International	(5,870)	06/15/28	(0.15)%	1D OBFR01	Monthly	320
Booking Holdings, Inc.	Barclays Bank PLC	(80,129)	07/14/25	(0.15)%	1D OBFR01	Monthly	(2,655)
Brighthouse Financial, Inc.	Merrill Lynch International	(139,161)	06/15/28	(0.15)%	1D OBFR01	Monthly	(256)
Brown & Brown, Inc.	Barclays Bank PLC	(52,344)	07/14/25	(0.15)%	1D OBFR01	Monthly	(1,171)
Brown & Brown, Inc.	Merrill Lynch International	(61,582)	06/15/28	(0.15)%	1D OBFR01	Monthly	(1,303)
BXP, Inc.	Barclays Bank PLC	(113,813)	07/14/25	(0.15)%	1D OBFR01	Monthly	(4,755)
Canadian National Railway Co.	Merrill Lynch International	(61,850)	06/15/28	(0.05)%	1D OBFR01	Monthly	1,825
Cava Group, Inc.	Goldman Sachs Bank USA	(6,340)	08/18/26	(0.15)%	1D FEDL01	Monthly	82
Cava Group, Inc.	Merrill Lynch International	(57,906)	06/15/28	(0.15)%	1D OBFR01	Monthly	5,649
Cboe Global Markets, Inc.	Merrill Lynch International	(62,674)	06/15/28	(0.15)%	1D OBFR01	Monthly	(2,854)
CBRE Group, Inc., Class A	Barclays Bank PLC	(9,755)	07/14/25	(0.15)%	1D OBFR01	Monthly	(372)
CBRE Group, Inc., Class A	HSBC Bank PLC	(24,729)	02/09/28	-	1D OBFR01	Monthly	100
CBRE Group, Inc., Class A	Merrill Lynch International	(38,039)	06/15/28	(0.15)%	1D OBFR01	Monthly	1,533
CenterPoint Energy, Inc.	Barclays Bank PLC	(55,673)	07/14/25	(0.15)%	1D OBFR01	Monthly	(150)
CenterPoint Energy, Inc.	HSBC Bank PLC	(6,603)	02/09/28	(0.15)%	1D OBFR01	Monthly	124
Charles River Laboratories International, Inc.	Goldman Sachs Bank USA	(42,500)	08/18/26	(0.15)%	1D FEDL01	Monthly	998
Charles River Laboratories International, Inc.	Merrill Lynch International	(75,278)	06/15/28	(0.15)%	1D OBFR01	Monthly	1,767
Clorox Co. (The)	Barclays Bank PLC	(12,514)	07/14/25	(0.15)%	1D OBFR01	Monthly	(146)
Clorox Co. (The)	Goldman Sachs Bank USA	(71,680)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,651
Clorox Co. (The)	HSBC Bank PLC	(41,035)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,339
CME Group, Inc., Class A	Merrill Lynch International	(72,336)	06/15/28	(0.15)%	1D OBFR01	Monthly	(3,960)
Comerica, Inc.	Barclays Bank PLC	(37,198)	07/14/25	(0.15)%	1D OBFR01	Monthly	(482)
Comerica, Inc.	Merrill Lynch International	(28,982)	06/15/28	(0.15)%	1D OBFR01	Monthly	494
Conagra Brands, Inc.	Barclays Bank PLC	(2,900)	07/14/25	(0.15)%	1D OBFR01	Monthly	(75)
Conagra Brands, Inc.	HSBC Bank PLC	(57,818)	02/09/28	(0.15)%	1D OBFR01	Monthly	822
Constellation Energy Corp.	Barclays Bank PLC	(5,246)	07/14/25	(0.15)%	1D OBFR01	Monthly	(264)
Constellation Energy Corp.	Goldman Sachs Bank USA	(67,687)	08/18/26	(0.15)%	1D FEDL01	Monthly	(5,177)
Constellation Energy Corp.	HSBC Bank PLC	(4,600)	02/09/28	(0.15)%	1D OBFR01	Monthly	(605)
Constellation Energy Corp.	Merrill Lynch International	(3,413)	06/15/28	(0.15)%	1D OBFR01	Monthly	(261)
Copart, Inc.	Barclays Bank PLC	(59,507)	07/14/25	(0.15)%	1D OBFR01	Monthly	9,006
Copart, Inc.	Goldman Sachs Bank USA	(3,589)	08/18/26	(0.15)%	1D FEDL01	Monthly	655
Copart, Inc.	HSBC Bank PLC	(2,533)	02/09/28	(0.15)%	1D OBFR01	Monthly	422
Copart, Inc.	Merrill Lynch International	(2,393)	06/15/28	(0.15)%	1D OBFR01	Monthly	437
Core & Main, Inc., Class A	Goldman Sachs Bank USA	(101,330)	08/18/26	(0.15)%	1D FEDL01	Monthly	(4,398)
Core & Main, Inc., Class A	Merrill Lynch International	(12,922)	06/15/28	(0.15)%	1D OBFR01	Monthly	(561)
Coterra Energy, Inc.	Goldman Sachs Bank USA	(117,796)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,813
Coterra Energy, Inc.	HSBC Bank PLC	(42,911)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,209)
Coterra Energy, Inc.	Merrill Lynch International	(58,580)	06/15/28	(0.15)%	1D OBFR01	Monthly	1,087
Credo Technology Group Holding Ltd.	Barclays Bank PLC	(10,393)	07/14/25	(0.15)%	1D OBFR01	Monthly	(31)
Credo Technology Group Holding Ltd.	Goldman Sachs Bank USA	(47,604)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,103)
Crowdstrike Holdings, Inc., Class A	Goldman Sachs Bank USA	(103,888)	08/18/26	(0.15)%	1D FEDL01	Monthly	186
CSX Corp.	Barclays Bank PLC	(60,974)	07/14/25	(0.15)%	1D OBFR01	Monthly	(1,891)
CSX Corp.	Goldman Sachs Bank USA	(30,486)	08/18/26	(0.15)%	1D FEDL01	Monthly	(282)
CSX Corp.	HSBC Bank PLC	(6,226)	02/09/28	(0.10)%	1D OBFR01	Monthly	(565)
CSX Corp.	Merrill Lynch International	(5,415)	06/15/28	(0.15)%	1D OBFR01	Monthly	(50)
DaVita, Inc.	Barclays Bank PLC	(3,740)	07/14/25	(0.15)%	1D OBFR01	Monthly	61
DaVita, Inc.	Goldman Sachs Bank USA	(139,436)	08/19/26	(0.15)%	1D FEDL01	Monthly	7,127
DaVita, Inc.	HSBC Bank PLC	(74,688)	02/09/28	(0.15)%	1D OBFR01	Monthly	3,832
DENTSPLY SIRONA, Inc.	Barclays Bank PLC	(126,435)	07/14/25	(0.15)%	1D OBFR01	Monthly	(1,037)
DENTSPLY SIRONA, Inc.	Goldman Sachs Bank USA	(6,732)	08/18/26	(0.15)%	1D FEDL01	Monthly	212
DENTSPLY SIRONA, Inc.	Merrill Lynch International	(14,504)	06/15/28	(0.15)%	1D OBFR01	Monthly	457
Duke Energy Corp.	Goldman Sachs Bank USA	(52,753)	08/18/26	(0.15)%	1D FEDL01	Monthly	(810)

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) May 31, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)

Short Contracts(b) (continued)
Duke Energy Corp.	HSBC Bank PLC	USD (8,178)	02/09/28	(0.15)%	1D OBFR01	Monthly	$(62)
Eaton Corp. PLC	Barclays Bank PLC	(10,274)	07/14/25	(0.15)%	1D OBFR01	Monthly	28
Eaton Corp. PLC	HSBC Bank PLC	(131,720)	02/09/28	(0.10)%	1D OBFR01	Monthly	(5,646)
Emerson Electric Co.	Barclays Bank PLC	(25,113)	07/14/25	(0.15)%	1D OBFR01	Monthly	(434)
Emerson Electric Co.	Merrill Lynch International	(76,239)	06/15/28	(0.15)%	1D OBFR01	Monthly	552
Enbridge, Inc.	Merrill Lynch International	(100,127)	06/15/28	-	1D OBFR01	Monthly	(3,477)
EPAM Systems, Inc.	Barclays Bank PLC	(59,608)	07/14/25	(0.15)%	1D OBFR01	Monthly	2,026
EPAM Systems, Inc.	Merrill Lynch International	(6,713)	06/15/28	(0.15)%	1D OBFR01	Monthly	82
Exact Sciences Corp.	Barclays Bank PLC	(46,370)	07/14/25	(0.15)%	1D OBFR01	Monthly	164
Exact Sciences Corp.	Goldman Sachs Bank USA	(3,202)	08/18/26	(0.15)%	1D FEDL01	Monthly	(6)
Exact Sciences Corp.	Merrill Lynch International	(9,830)	06/15/28	(0.15)%	1D OBFR01	Monthly	(19)
Expedia Group, Inc.	Goldman Sachs Bank USA	(2,813)	08/18/26	(0.15)%	1D FEDL01	Monthly	(21)
Expedia Group, Inc.	HSBC Bank PLC	(25,738)	02/09/28	(0.15)%	1D OBFR01	Monthly	(275)
Expedia Group, Inc.	Merrill Lynch International	(68,479)	06/15/28	(0.15)%	1D OBFR01	Monthly	(222)
Exxon Mobil Corp.	Goldman Sachs Bank USA	(29,642)	08/19/26	(0.15)%	1D FEDL01	Monthly	1,714
Exxon Mobil Corp.	HSBC Bank PLC	(108,934)	02/09/28	-	1D OBFR01	Monthly	3,872
Exxon Mobil Corp.	Merrill Lynch International	(82,738)	06/15/28	(0.15)%	1D OBFR01	Monthly	4,785
Ferguson Enterprises, Inc.	Goldman Sachs Bank USA	(66,142)	08/18/26	(0.15)%	1D FEDL01	Monthly	(229)
Fifth Third Bancorp	Goldman Sachs Bank USA	(41,938)	08/19/26	(0.15)%	1D FEDL01	Monthly	1,381
Fifth Third Bancorp	HSBC Bank PLC	(4,546)	02/09/28	-	1D OBFR01	Monthly	(113)
Fifth Third Bancorp	Merrill Lynch International	(28,077)	06/15/28	(0.15)%	1D OBFR01	Monthly	924
FirstEnergy Corp.	Barclays Bank PLC	(219,650)	07/14/25	(0.15)%	1D OBFR01	Monthly	262
Five9, Inc.	Barclays Bank PLC	(3,127)	07/14/25	(0.15)%	1D OBFR01	Monthly	52
Five9, Inc.	Goldman Sachs Bank USA	(43,553)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,826
Five9, Inc.	HSBC Bank PLC	(7,907)	02/09/28	(0.15)%	1D OBFR01	Monthly	(47)
Five9, Inc.	Merrill Lynch International	(15,883)	06/15/28	(0.15)%	1D OBFR01	Monthly	666
Fortinet, Inc.	Barclays Bank PLC	(21,138)	07/14/25	(0.15)%	1D OBFR01	Monthly	375
Fortinet, Inc.	HSBC Bank PLC	(107,416)	02/09/28	(0.15)%	1D OBFR01	Monthly	(4,440)
Fortinet, Inc.	Merrill Lynch International	(1,641)	06/15/28	(0.15)%	1D OBFR01	Monthly	12
Fortive Corp.	Barclays Bank PLC	(2,736)	07/14/25	(0.15)%	1D OBFR01	Monthly	(2)
Fortive Corp.	Merrill Lynch International	(143,003)	06/15/28	(0.15)%	1D OBFR01	Monthly	4,518
GFL Environmental, Inc.	Goldman Sachs Bank USA	(118,849)	08/19/26	(0.15)%	1D FEDL01	Monthly	(3,394)
GFL Environmental, Inc.	Merrill Lynch International	(41,136)	06/15/28	(0.15)%	1D OBFR01	Monthly	(1,175)
Gilead Sciences, Inc.	Barclays Bank PLC	(42,483)	07/14/25	(0.15)%	1D OBFR01	Monthly	(1,329)
Gilead Sciences, Inc.	HSBC Bank PLC	(17,080)	02/09/28	-	1D OBFR01	Monthly	(2,074)
Gilead Sciences, Inc.	Merrill Lynch International	(2,107)	06/15/28	(0.15)%	1D OBFR01	Monthly	(205)
Globe Life, Inc.	Barclays Bank PLC	(1,913)	07/14/25	(0.15)%	1D OBFR01	Monthly	(37)
Globe Life, Inc.	Goldman Sachs Bank USA	(55,583)	08/18/26	(0.15)%	1D FEDL01	Monthly	(599)
Globe Life, Inc.	HSBC Bank PLC	(2,425)	02/09/28	-	1D OBFR01	Monthly	(13)
HCA Healthcare, Inc.	Barclays Bank PLC	(58,756)	07/14/25	(0.15)%	1D OBFR01	Monthly	(741)
Hexcel Corp.	Barclays Bank PLC	(8,227)	07/14/25	(0.15)%	1D OBFR01	Monthly	(130)
Hexcel Corp.	Goldman Sachs Bank USA	(1,892)	08/18/26	(0.15)%	1D FEDL01	Monthly	41
Hexcel Corp.	HSBC Bank PLC	(53,561)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,022)
HF Sinclair Corp.	Barclays Bank PLC	(50,942)	07/14/25	(0.15)%	1D OBFR01	Monthly	(977)
HF Sinclair Corp.	HSBC Bank PLC	(24,498)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,443)
HubSpot, Inc.	Barclays Bank PLC	(86,636)	07/14/25	(0.15)%	1D OBFR01	Monthly	5,230
HubSpot, Inc.	Merrill Lynch International	(41,920)	06/15/28	(0.15)%	1D OBFR01	Monthly	1,807
Inspire Medical Systems, Inc.	Barclays Bank PLC	(54,877)	07/14/25	(0.15)%	1D OBFR01	Monthly	2,914
Inspire Medical Systems, Inc.	HSBC Bank PLC	(3,445)	02/09/28	(0.15)%	1D OBFR01	Monthly	266
Inspire Medical Systems, Inc.	Merrill Lynch International	(3,006)	06/15/28	(0.15)%	1D OBFR01	Monthly	104
International Business Machines Corp.	Barclays Bank PLC	(8,268)	07/14/25	(0.15)%	1D OBFR01	Monthly	(22)
International Business Machines Corp.	Merrill Lynch International	(211,211)	06/15/28	-	1D OBFR01	Monthly	6,035
IQVIA Holdings, Inc.	Barclays Bank PLC	(2,485)	07/14/25	(0.15)%	1D OBFR01	Monthly	(41)
IQVIA Holdings, Inc.	Goldman Sachs Bank USA	(5,885)	08/18/26	(0.15)%	1D FEDL01	Monthly	132
IQVIA Holdings, Inc.	Merrill Lynch International	(52,240)	06/15/28	(0.15)%	1D OBFR01	Monthly	37
J M Smucker Co. (The)	Barclays Bank PLC	(28,557)	07/14/25	(0.15)%	1D OBFR01	Monthly	(158)
J M Smucker Co. (The)	Merrill Lynch International	(58,803)	06/15/28	(0.15)%	1D OBFR01	Monthly	21
Jackson Financial, Inc., Class A	Barclays Bank PLC	(29,091)	07/14/25	(0.15)%	1D OBFR01	Monthly	(233)
Jackson Financial, Inc., Class A	Goldman Sachs Bank USA	(37,488)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,448
Johnson & Johnson	Barclays Bank PLC	(36,932)	07/14/25	(0.15)%	1D OBFR01	Monthly	(629)

12	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)

Short Contracts(b) (continued)
Johnson & Johnson	Goldman Sachs Bank USA	USD (40,993)	08/19/26	(0.15)%	1D FEDL01	Monthly	$(1,534)
Kenvue, Inc.	Barclays Bank PLC	(64,766)	07/14/25	(0.15)%	1D OBFR01	Monthly	(1,020)
KeyCorp	Barclays Bank PLC	(55,339)	07/14/25	(0.15)%	1D OBFR01	Monthly	(600)
KeyCorp	HSBC Bank PLC	(4,484)	02/09/28	(0.10)%	1D OBFR01	Monthly	(84)
KeyCorp	Merrill Lynch International	(1,137)	06/15/28	(0.15)%	1D OBFR01	Monthly	43
Labcorp Holdings, Inc.	Barclays Bank PLC	(55,151)	07/14/25	(0.15)%	1D OBFR01	Monthly	(1,614)
Labcorp Holdings, Inc.	HSBC Bank PLC	(9,204)	02/09/28	(0.15)%	1D OBFR01	Monthly	(8)
Lam Research Corp.	Barclays Bank PLC	(5,862)	07/14/25	(0.15)%	1D OBFR01	Monthly	126
Lam Research Corp.	HSBC Bank PLC	(66,886)	02/09/28	-	1D OBFR01	Monthly	(5,260)
Lattice Semiconductor Corp.	Goldman Sachs Bank USA	(5,957)	08/18/26	(0.15)%	1D FEDL01	Monthly	833
Lattice Semiconductor Corp.	HSBC Bank PLC	(57,510)	02/09/28	(0.15)%	1D OBFR01	Monthly	4,795
Linde PLC	Barclays Bank PLC	(57,834)	07/14/25	0.10%	1D OBFR01	Monthly	(1,081)
Linde PLC	HSBC Bank PLC	(3,173)	02/09/28	-	1D OBFR01	Monthly	(100)
Lowe’s Cos., Inc.	Barclays Bank PLC	(59,070)	07/14/25	0.10%	1D OBFR01	Monthly	(523)
Lowe’s Cos., Inc.	HSBC Bank PLC	(2,245)	02/09/28	(0.10)%	1D OBFR01	Monthly	(13)
LPL Financial Holdings, Inc.	Barclays Bank PLC	(129,826)	07/14/25	(0.15)%	1D OBFR01	Monthly	(3,357)
LPL Financial Holdings, Inc.	HSBC Bank PLC	(7,458)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,060)
Markel Group, Inc.	Goldman Sachs Bank USA	(61,378)	08/18/26	(0.15)%	1D FEDL01	Monthly	(756)
Medpace Holdings, Inc.	Barclays Bank PLC	(121,021)	07/14/25	(0.15)%	1D OBFR01	Monthly	(772)
Medpace Holdings, Inc.	Merrill Lynch International	(26,380)	06/15/28	(0.15)%	1D OBFR01	Monthly	134
MSCI, Inc., Class A	Barclays Bank PLC	(54,696)	07/14/25	(0.15)%	1D OBFR01	Monthly	(14)
MSCI, Inc., Class A	Goldman Sachs Bank USA	(101,848)	08/18/26	(0.15)%	1D FEDL01	Monthly	2,016
MSCI, Inc., Class A	Merrill Lynch International	(63,295)	06/15/28	(0.15)%	1D OBFR01	Monthly	1,253
Murphy Oil Corp.	Goldman Sachs Bank USA	(129,427)	08/18/26	(0.15)%	1D FEDL01	Monthly	9,351
Murphy Oil Corp.	HSBC Bank PLC	(90,673)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,908
Murphy Oil Corp.	Merrill Lynch International	(5,256)	06/15/28	(0.15)%	1D OBFR01	Monthly	380
Norfolk Southern Corp.	Barclays Bank PLC	(22,526)	07/14/25	(0.15)%	1D OBFR01	Monthly	(703)
Norfolk Southern Corp.	Goldman Sachs Bank USA	(39,026)	08/18/26	(0.15)%	1D FEDL01	Monthly	(514)
Norfolk Southern Corp.	Merrill Lynch International	(84,149)	06/15/28	0.30%	1D OBFR01	Monthly	(1,107)
Northern Trust Corp.	Barclays Bank PLC	(42,028)	07/14/25	(0.15)%	1D OBFR01	Monthly	(134)
Northern Trust Corp.	Goldman Sachs Bank USA	(54,272)	08/18/26	(0.15)%	1D FEDL01	Monthly	369
Northern Trust Corp.	HSBC Bank PLC	(60,654)	02/09/28	(0.15)%	1D OBFR01	Monthly	(3,817)
NRG Energy, Inc.	Goldman Sachs Bank USA	(3,876)	08/18/26	(0.15)%	1D FEDL01	Monthly	(22)
NRG Energy, Inc.	HSBC Bank PLC	(114,684)	02/09/28	-	1D OBFR01	Monthly	(33,889)
NRG Energy, Inc.	Merrill Lynch International	(4,961)	06/15/28	(0.15)%	1D OBFR01	Monthly	(28)
NXP Semiconductors NV	Barclays Bank PLC	(3,537)	07/14/25	(0.15)%	1D OBFR01	Monthly	97
NXP Semiconductors NV	Goldman Sachs Bank USA	(54,158)	08/18/26	(0.15)%	1D FEDL01	Monthly	5,037
NXP Semiconductors NV	HSBC Bank PLC	(16,406)	02/09/28	(0.10)%	1D OBFR01	Monthly	(223)
Occidental Petroleum Corp.	Barclays Bank PLC	(27,277)	07/14/25	(0.15)%	1D OBFR01	Monthly	199
Occidental Petroleum Corp.	HSBC Bank PLC	(25,900)	02/09/28	(0.15)%	1D OBFR01	Monthly	413
Occidental Petroleum Corp.	Merrill Lynch International	(109,206)	06/15/28	(0.15)%	1D OBFR01	Monthly	6,522
Okta, Inc., Class A	Barclays Bank PLC	(25,727)	07/14/25	(0.15)%	1D OBFR01	Monthly	4,577
Okta, Inc., Class A	HSBC Bank PLC	(60,184)	02/09/28	(0.15)%	1D OBFR01	Monthly	11,075
Omega Healthcare Investors, Inc.	Merrill Lynch International	(123,517)	06/15/28	(0.15)%	1D OBFR01	Monthly	(2,209)
Otis Worldwide Corp.	Barclays Bank PLC	(3,693)	07/14/25	(0.15)%	1D OBFR01	Monthly	70
Otis Worldwide Corp.	Goldman Sachs Bank USA	(56,563)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,451
Paychex, Inc.	Barclays Bank PLC	(62,472)	07/14/25	(0.15)%	1D OBFR01	Monthly	(692)
Paycom Software, Inc.	HSBC Bank PLC	(38,649)	02/09/28	-	1D OBFR01	Monthly	(1,510)
Paycom Software, Inc.	Merrill Lynch International	(20,004)	06/15/28	(0.15)%	1D OBFR01	Monthly	(205)
Penske Automotive Group, Inc.	Goldman Sachs Bank USA	(63,505)	08/18/26	(0.15)%	1D FEDL01	Monthly	624
Pfizer, Inc.	Goldman Sachs Bank USA	(4,091)	08/18/26	(0.15)%	1D FEDL01	Monthly	(161)
Pfizer, Inc.	HSBC Bank PLC	(50,608)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,164)
Pfizer, Inc.	Merrill Lynch International	(5,966)	06/15/28	(0.15)%	1D OBFR01	Monthly	(235)
Pool Corp.	Barclays Bank PLC	(5,462)	07/14/25	(0.15)%	1D OBFR01	Monthly	52
Pool Corp.	Goldman Sachs Bank USA	(1,881)	08/18/26	(0.15)%	1D FEDL01	Monthly	78
Pool Corp.	HSBC Bank PLC	(44,944)	02/09/28	(0.15)%	1D OBFR01	Monthly	156
Pool Corp.	Merrill Lynch International	(9,406)	06/15/28	(0.15)%	1D OBFR01	Monthly	388
Procore Technologies, Inc.	Barclays Bank PLC	(4,737)	07/14/25	(0.15)%	1D OBFR01	Monthly	35
Procore Technologies, Inc.	Goldman Sachs Bank USA	(6,429)	08/18/26	(0.15)%	1D FEDL01	Monthly	383
Procore Technologies, Inc.	HSBC Bank PLC	(17,729)	02/09/28	(0.15)%	1D OBFR01	Monthly	(206)

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) May 31, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)

Short Contracts(b) (continued)
Procore Technologies, Inc.	Merrill Lynch International	USD (97,145)	06/15/28	(0.15)%	1D OBFR01	Monthly	$5,794
PTC, Inc.	Goldman Sachs Bank USA	(55,835)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,131
PTC, Inc.	HSBC Bank PLC	(49,587)	02/09/28	(0.10)%	1D OBFR01	Monthly	(1,078)
PTC, Inc.	Merrill Lynch International	(46,214)	06/15/28	(0.15)%	1D OBFR01	Monthly	936
Pure Storage, Inc., Class A	Barclays Bank PLC	(80,992)	07/14/25	(0.15)%	1D OBFR01	Monthly	3,555
Pure Storage, Inc., Class A	Goldman Sachs Bank USA	(27,352)	08/18/26	(0.15)%	1D FEDL01	Monthly	932
Pure Storage, Inc., Class A	HSBC Bank PLC	(1,910)	02/09/28	(0.15)%	1D OBFR01	Monthly	(180)
QXO, Inc.	Goldman Sachs Bank USA	(96,514)	08/18/26	(0.15)%	1D FEDL01	Monthly	(4,330)
Range Resources Corp.	Barclays Bank PLC	(21,833)	07/14/25	(0.15)%	1D OBFR01	Monthly	759
Range Resources Corp.	Merrill Lynch International	(38,769)	06/15/28	(0.15)%	1D OBFR01	Monthly	2,174
Raymond James Financial, Inc.	HSBC Bank PLC	(74,516)	02/09/28	-	1D OBFR01	Monthly	(737)
Regency Centers Corp.	Barclays Bank PLC	(54,234)	07/14/25	(0.15)%	1D OBFR01	Monthly	(816)
Regency Centers Corp.	Merrill Lynch International	(5,662)	06/15/28	(0.15)%	1D OBFR01	Monthly	34
Republic Services, Inc.	HSBC Bank PLC	(2,380)	02/09/28	(0.15)%	1D OBFR01	Monthly	(193)
Republic Services, Inc.	Merrill Lynch International	(59,525)	06/15/28	(0.15)%	1D OBFR01	Monthly	(2,996)
SBA Communications Corp.	Goldman Sachs Bank USA	(63,000)	08/18/26	(0.15)%	1D FEDL01	Monthly	(770)
SBA Communications Corp.	HSBC Bank PLC	(20,823)	02/09/28	-	1D OBFR01	Monthly	416
Schlumberger NV	Barclays Bank PLC	(21,763)	07/14/25	(0.15)%	1D OBFR01	Monthly	512
Schlumberger NV	HSBC Bank PLC	(3,947)	02/09/28	(0.15)%	1D OBFR01	Monthly	146
Schlumberger NV	Merrill Lynch International	(57,581)	06/15/28	(0.15)%	1D OBFR01	Monthly	4,304
Sherwin-Williams Co. (The)	Goldman Sachs Bank USA	(70,121)	08/18/26	(0.15)%	1D FEDL01	Monthly	512
Sherwin-Williams Co. (The)	HSBC Bank PLC	(68,239)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,011)
Sherwin-Williams Co. (The)	Merrill Lynch International	(19,880)	06/15/28	(0.15)%	1D OBFR01	Monthly	145
Simon Property Group, Inc.	Goldman Sachs Bank USA	(64,397)	08/18/26	(0.15)%	1D FEDL01	Monthly	(16)
Skyworks Solutions, Inc.	Goldman Sachs Bank USA	(40,766)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,833
Skyworks Solutions, Inc.	HSBC Bank PLC	(11,372)	02/09/28	(0.15)%	1D OBFR01	Monthly	(294)
Skyworks Solutions, Inc.	Merrill Lynch International	(61,583)	06/15/28	(0.15)%	1D OBFR01	Monthly	2,769
Solventum Corp.	Barclays Bank PLC	(137,182)	07/14/25	(0.15)%	1D OBFR01	Monthly	(812)
Solventum Corp.	Goldman Sachs Bank USA	(40,409)	08/18/26	(0.15)%	1D FEDL01	Monthly	(83)
Solventum Corp.	Merrill Lynch International	(29,541)	06/15/28	(0.15)%	1D OBFR01	Monthly	(61)
Stryker Corp.	HSBC Bank PLC	(65,783)	02/09/28	(0.10)%	1D OBFR01	Monthly	(31)
T Rowe Price Group, Inc.	Barclays Bank PLC	(96,066)	07/14/25	(0.15)%	1D OBFR01	Monthly	885
T Rowe Price Group, Inc.	HSBC Bank PLC	(6,672)	02/09/28	(0.15)%	1D OBFR01	Monthly	(67)
TC Energy Corp.	Merrill Lynch International	(62,263)	06/15/28	-	1D OBFR01	Monthly	(936)
Teleflex, Inc.	Barclays Bank PLC	(2,705)	07/14/25	(0.15)%	1D OBFR01	Monthly	15
Teleflex, Inc.	Goldman Sachs Bank USA	(3,921)	08/18/26	(0.15)%	1D FEDL01	Monthly	131
Teleflex, Inc.	HSBC Bank PLC	(53,248)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,650
Teleflex, Inc.	Merrill Lynch International	(2,909)	06/15/28	(0.15)%	1D OBFR01	Monthly	97
The Campbell’s Co.	Barclays Bank PLC	(6,310)	07/14/25	(0.15)%	1D OBFR01	Monthly	13
The Campbell’s Co.	Goldman Sachs Bank USA	(3,076)	08/18/26	(0.15)%	1D FEDL01	Monthly	81
The Campbell’s Co.	HSBC Bank PLC	(45,258)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,959
The Campbell’s Co.	Merrill Lynch International	(71,738)	06/15/28	(0.15)%	1D OBFR01	Monthly	1,888
Thomson Reuters Corp.	Barclays Bank PLC	(162,714)	07/14/25	(0.15)%	1D OBFR01	Monthly	(3,750)
TKO Group Holdings, Inc., Class A	Barclays Bank PLC	(19,373)	07/14/25	(0.15)%	1D OBFR01	Monthly	(196)
TKO Group Holdings, Inc., Class A	Goldman Sachs Bank USA	(15,823)	08/18/26	(0.15)%	1D FEDL01	Monthly	358
TKO Group Holdings, Inc., Class A	HSBC Bank PLC	(89,718)	02/09/28	(0.15)%	1D OBFR01	Monthly	5,921
Trade Desk, Inc. (The), Class A	Goldman Sachs Bank USA	(60,596)	08/18/26	(0.15)%	1D FEDL01	Monthly	871
Trade Desk, Inc. (The), Class A	Merrill Lynch International	(18,938)	06/15/28	(0.15)%	1D OBFR01	Monthly	209
TransMedics Group, Inc.	Barclays Bank PLC	(12,581)	07/14/25	(0.15)%	1D OBFR01	Monthly	(386)
TransMedics Group, Inc.	Goldman Sachs Bank USA	(47,384)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,066)
TransMedics Group, Inc.	HSBC Bank PLC	(7,829)	02/09/28	-	1D OBFR01	Monthly	(2,849)
Trex Co., Inc.	Merrill Lynch International	(61,531)	06/15/28	(0.15)%	1D OBFR01	Monthly	4,264
Truist Financial Corp.	Barclays Bank PLC	(4,423)	07/14/25	(0.15)%	1D OBFR01	Monthly	(1)
Truist Financial Corp.	Goldman Sachs Bank USA	(11,036)	08/18/26	(0.15)%	1D FEDL01	Monthly	450
Truist Financial Corp.	Merrill Lynch International	(47,192)	06/15/28	(0.15)%	1D OBFR01	Monthly	1,925
U.S. Bancorp	Goldman Sachs Bank USA	(15,380)	08/18/26	(0.15)%	1D FEDL01	Monthly	342
U.S. Bancorp	Merrill Lynch International	(58,355)	06/15/28	(0.15)%	1D OBFR01	Monthly	1,296
UL Solutions, Inc., Class A	Goldman Sachs Bank USA	(3,908)	08/18/26	(0.15)%	1D FEDL01	Monthly	(25)
UL Solutions, Inc., Class A	HSBC Bank PLC	(55,899)	02/09/28	-	1D OBFR01	Monthly	(801)
Universal Health Services, Inc., Class B	Barclays Bank PLC	(27,624)	07/14/25	(0.15)%	1D OBFR01	Monthly	(548)

14	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock U.S. Insights Long/Short Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)

Short Contracts(b) (continued)
Universal Health Services, Inc., Class B	Goldman Sachs Bank USA	USD (40,743)	08/18/26	(0.15)%	1D FEDL01	Monthly	$1,150
Universal Health Services, Inc., Class B	HSBC Bank PLC	(32,160)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,152)
Universal Health Services, Inc., Class B	Merrill Lynch International	(25,073)	06/15/28	(0.15)%	1D OBFR01	Monthly	708
Vail Resorts, Inc.	Barclays Bank PLC	(11,130)	07/14/25	(0.15)%	1D OBFR01	Monthly	(883)
Vail Resorts, Inc.	HSBC Bank PLC	(48,756)	02/09/28	-	1D OBFR01	Monthly	(5,702)
VeriSign, Inc.	Barclays Bank PLC	(57,955)	07/14/25	(0.15)%	1D OBFR01	Monthly	(626)
Viatris, Inc.	Goldman Sachs Bank USA	(33,921)	08/19/26	(0.15)%	1D FEDL01	Monthly	-
Viatris, Inc.	Merrill Lynch International	(34,747)	06/15/28	(0.15)%	1D OBFR01	Monthly	-
Vistra Corp.	Barclays Bank PLC	(4,796)	07/14/25	(0.15)%	1D OBFR01	Monthly	(181)
Vistra Corp.	Goldman Sachs Bank USA	(87,587)	08/18/26	(0.15)%	1D FEDL01	Monthly	(4,902)
Vistra Corp.	HSBC Bank PLC	(31,000)	02/09/28	-	1D OBFR01	Monthly	(4,325)
Western Alliance Bancorp	Barclays Bank PLC	(3,900)	07/14/25	(0.15)%	1D OBFR01	Monthly	(10)
Western Alliance Bancorp	HSBC Bank PLC	(124,942)	02/09/28	(0.15)%	1D OBFR01	Monthly	4,234
Weyerhaeuser Co.	Barclays Bank PLC	(8,307)	07/14/25	(0.15)%	1D OBFR01	Monthly	(217)
Weyerhaeuser Co.	Goldman Sachs Bank USA	(2,118)	08/18/26	(0.15)%	1D FEDL01	Monthly	45
Weyerhaeuser Co.	Merrill Lynch International	(51,855)	06/15/28	(0.15)%	1D OBFR01	Monthly	1,097
WW Grainger, Inc.	HSBC Bank PLC	(59,616)	02/09/28	-	1D OBFR01	Monthly	(2,375)
Zimmer Biomet Holdings, Inc.	Goldman Sachs Bank USA	(61,387)	08/18/26	(0.15)%	1D FEDL01	Monthly	2,859

Total short positions of equity swaps							21,070

Total long and short positions of equity swaps							156,647
Net dividends and financing fees							(1,819)

Total equity swap contracts including dividends and financing fees							$154,828

(a)

The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)

The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statement of Assets and Liabilities for OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$569,641	$(414,813)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps;
Swap premiums paid	$—	$—	$569,641	$—	$—	$—	$569,641

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	$—	$—	$414,813	$—	$—	$—	$414,813

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) May 31, 2025	BlackRock U.S. Insights Long/Short Equity Fund

For the period ended May 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$59,353	$—	$—	$—	$59,353
Swaps	—	—	(1,154,147)	—	—	—	(1,154,147)

	$—	$—	$(1,094,794)	$—	$—	$—	$(1,094,794)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(31,424)	$—	$—	$—	$(31,424)
Swaps	—	—	257,396	—	—	—	257,396

	$—	$—	$225,972	$—	$—	$—	$225,972

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$939,956
Average notional value of contracts — short	20,693
Equity swaps:
Average notional value — long	18,831,263
Average notional value — short	13,703,540

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Swaps — OTC(a)	$569,641	$414,813

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$569,641	$414,813

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(1,819)

Total derivative assets and liabilities subject to an MNA	$569,641	$412,994

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

16	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock U.S. Insights Long/Short Equity Fund

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Barclays Bank PLC	$117,144	$(63,482)	$—	$—	$53,662
Goldman Sachs Bank USA	120,667	(86,571)	—	—	34,096
HSBC Bank PLC	190,414	(156,035)	—	—	34,379
Merrill Lynch International	141,416	(106,906)	—	—	34,510

	$569,641	$(412,994)	$—	$—	$156,647

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Barclays Bank PLC	$63,482	$(63,482)	$—	$—	$—
Goldman Sachs Bank USA	86,571	(86,571)	—	—	—
HSBC Bank PLC	156,035	(156,035)	—	—	—
Merrill Lynch International	106,906	(106,906)	—	—	—

	$412,994	$(412,994)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$88,651	$—	$—	$88,651
Short-Term Securities
U.S. Treasury Obligations	—	10,514,977	—	10,514,977

	$88,651	$10,514,977	$—	$10,603,628

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$569,641	$—	$569,641
Liabilities
Equity Contracts	—	(414,813)	—	(414,813)

	$—	$154,828	$—	$154,828

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Statement of Assets and Liabilities

May 31, 2025

BlackRock U.S. Insights Long/Short Equity Fund

ASSETS
Investments, at value — unaffiliated(a)	$10,603,628
Cash	635,404
Cash pledged:
Collateral — OTC derivatives	445,707
Receivables:
Securities lending income — affiliated	13
Swaps	639,927
From the Administrator	27,544
Unrealized appreciation on OTC swaps	569,641
Prepaid expenses	32,350

Total assets	12,954,214

LIABILITIES
Payables:
Swaps	656,575
Directors’ and Officer’s fees	118
Other accrued expenses	43,507
Professional fees	11,610
Service and distribution fees	63
Unrealized depreciation on OTC swaps	414,813

Total liabilities	1,126,686

Commitments and contingent liabilities

NET ASSETS	$11,827,528

NET ASSETS CONSIST OF:
Paid-in capital	$12,017,534
Accumulated loss	(190,006)

NET ASSETS	$11,827,528

(a) Investments, at cost — unaffiliated	$10,592,918

NET ASSET VALUE
Institutional
Net assets	$116,362

Shares outstanding	12,206

Net asset value	$9.53

Shares authorized	Unlimited

Par value	$0.001

Investor A
Net assets	$299,061

Shares outstanding	31,459

Net asset value	$9.51

Shares authorized	Unlimited

Par value	$0.001

Class K
Net assets	$11,412,105

Shares outstanding	1,196,339

Net asset value	$9.54

Shares authorized	Unlimited

Par value	$0.001

See notes to financial statements.

18	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Operations

Year Ended May 31, 2025

BlackRock U.S. Insights Long/Short Equity Fund

INVESTMENT INCOME
Interest — unaffiliated	$548,275
Securities lending income — affiliated — net	22

Total investment income	548,297

EXPENSES
Investment advisory	163,105
Professional	159,753
Registration	50,849
Accounting services	37,157
Printing and postage	30,123
Trustees and Officer	6,281
Administration	5,097
Custodian	3,323
Administration — class specific	2,398
Service and distribution — class specific	865
Transfer agent — class specific	801
Miscellaneous	11,755

Total expenses excluding interest expense	471,507
Interest expense	53

Total expenses	471,560

Less:
Administration fees waived	(3,663)
Administration fees waived by the Manager — class specific	(2,376)
Fees waived and/or reimbursed by the Manager	(276,520)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(604)

Total expenses after fees waived and/or reimbursed	188,397

Net investment income	359,900

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	6,175
Investments — affiliated	(2)
Futures contracts	59,353
Swaps	(1,154,147)

(1,088,621)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,060)
Futures contracts	(31,424)
Foreign currency translations	22
Swaps	257,396

224,934

Net realized and unrealized loss	(863,687)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(503,787)

See notes to financial statements.

S T A T E M E N T O F O P E R A T I O N S	19

Statements of Changes in Net Assets

	BlackRock U.S. Insights Long/Short Equity Fund
	Year Ended 05/31/25	Period from 06/13/23(a) to 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$359,900	$382,301
Net realized gain (loss)	(1,088,621)	1,864,418
Net change in unrealized appreciation (depreciation)	224,934	(59,417)

Net increase (decrease) in net assets resulting from operations	(503,787)	2,187,302

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(13,319)	(9,320)
Investor A	(45,448)	(13,901)
Class K	(1,306,472)	(915,213)

Decrease in net assets resulting from distributions to shareholders	(1,365,239)	(938,434)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,253,252	11,194,434

NET ASSETS
Total increase (decrease) in net assets	(615,774)	12,443,302
Beginning of period	12,443,302	—

End of period	$11,827,528	$12,443,302

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock U.S. Insights Long/Short Equity Fund
	Institutional
	Year Ended 05/31/25	Period from 06/13/23 to 05/31/24	(a)
Net asset value, beginning of period	$11.15	$10.00

Net investment income(b)	0.29	0.36
Net realized and unrealized gain (loss)	(0.69)	1.72

Net increase (decrease) from investment operations	(0.40)	2.08

Distributions(c)
From net investment income	(0.94)	(0.93)
From net realized gain	(0.28)	—

Total distributions	(1.22)	(0.93)

Net asset value, end of period	$9.53	$11.15

Total Return(d)
Based on net asset value	(4.16)%	21.71	%(e)

Ratios to Average Net Assets(f)
Total expenses	4.06%	4.85	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	1.61%	1.55	%(g)(h)(i)

Net investment income	2.96%	3.47	%(g)

Supplemental Data
Net assets, end of period (000)	$116	$122

Portfolio turnover rate(j)	313%	—%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.93% and 1.14%, respectively.

(i)

Audit, printing, offering, and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 4.94% and 1.59%, respectively.

(j)	Excludes underlying investments in equity swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock U.S. Insights Long/Short Equity Fund (continued)
	Investor A
	Year Ended 05/31/25	Period from 06/13/23 to 05/31/24	(a)
Net asset value, beginning of period	$11.13	$10.00

Net investment income(b)	0.27	0.34
Net realized and unrealized gain (loss)	(0.68)	1.71

Net increase (decrease) from investment operations	(0.41)	2.05

Distributions(c)
From net investment income	(0.93)	(0.92)
From net realized gain	(0.28)	—

Total distributions	(1.21)	(0.92)

Net asset value, end of period	$9.51	$11.13

Total Return(d)
Based on net asset value	(4.27)%	21.37	%(e)

Ratios to Average Net Assets(f)
Total expenses	4.20%	4.90	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	1.86%	1.80	%(g)(h)(i)

Net investment income	2.77%	3.24	%(g)

Supplemental Data
Net assets, end of period (000)	$299	$396

Portfolio turnover rate(j)	313%	—%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.14% and 1.54%, respectively.

(i)

Audit, printing, offering, and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 4.99% and 1.83%, respectively.

(j)	Excludes underlying investments in equity swaps.

See notes to financial statements.

22	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock U.S. Insights Long/Short Equity Fund (continued)
	Class K
	Year Ended 05/31/25	Period from 06/13/23 to 05/31/24	(a)
Net asset value, beginning of period	$11.15	$10.00

Net investment income(b)	0.29	0.36
Net realized and unrealized gain (loss)	(0.68)	1.72

Net increase (decrease) from investment operations	(0.39)	2.08

Distributions(c)
From net investment income	(0.94)	(0.93)
From net realized gain	(0.28)	—

Total distributions	(1.22)	(0.93)

Net asset value, end of period	$9.54	$11.15

Total Return(d)
Based on net asset value	(4.06)%	21.73	%(e)

Ratios to Average Net Assets(f)
Total expenses	3.92%	4.75	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	1.56%	1.52	%(g)(h)(i)

Net investment income	3.01%	3.50	%(g)

Supplemental Data
Net assets, end of period (000)	$11,412	$11,925

Portfolio turnover rate(j)	313%	—%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.84% and 1.12%, respectively.

(i)

Audit, printing, offering, and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 4.84% and 1.56%, respectively.

(j)	Excludes underlying investments in equity swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Notes to Financial Statements

1. ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) is a series of the Trust. The Fund is classified as non-diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

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Notes to Financial Statements (continued)

Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Fund (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

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Notes to Financial Statements (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

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Notes to Financial Statements (continued)

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

•

Equity swaps — Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (continued)

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $1 billion	1.36%
$1 billion - $3 billion	1.28
$3 billion - $5 billion	1.22
$5 billion - $10 billion	1.18
Greater than $10 billion	1.15

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended May 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A
Service and distribution — class specific	$865

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below:

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended May 31, 2025, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:

	Institutional	Investor A	Class K	Total
Administration — class specific	$23	$69	$2,306	$2,398

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2025, the Fund did not pay any amounts to affiliates in return for these services.

For the year ended May 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Class K	Total
Transfer agent — class specific	$161	$547	$93	$801

Other Fees: For the year ended May 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $5.

Expense Limitations, Waivers, Reimbursements, and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made

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Notes to Financial Statements (continued)

pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended May 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds, and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended May 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Class K
1.61%	1.86%	1.56%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.

For the year ended May 31, 2025, the Fund waived and/or reimbursed the Manager investment advisory fees and other expenses of $276,520, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

The Fund also had a waiver of administration fees, which are included in Administration fees waived in the Statement of Operations. For the year ended May 31, 2025, the amount was $3,663.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the year ended May 31, 2025, class specific expense waivers and/or reimbursements were as follows:

	Institutional	Investor A	Class K	Total
Administration fees waived by the Manager — class specific	$23	$48	$2,305	$2,376
Transfer agent fees waived and/or reimbursed by the Manager — class specific	103	408	93	604

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective June 14, 2030, the repayment arrangement between the Fund and the Manager pursuant to which the Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.

As of May 31, 2025, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:

	Expiring May 31,
Fund Level/Share Class	2026	2027
Fund Level	$207,693	$280,183
Institutional	95	126
Investor A	96	456
Class K	2,223	2,399

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (continued)

fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees ), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended May 31, 2025, the Fund paid BIM $5 for securities lending agent services.

Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.

During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

7. PURCHASES AND SALES

For the year ended May 31, 2025, purchases and sales of investments, excluding short-term securities, were $254,140 and $217,336, respectively.

8. INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of May 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to net operating losses were reclassified to the following accounts:

Fund Name	Paid-in capital	Accumulated earnings (loss)
U.S. Insights Long/Short Equity	$(335,242)	$335,242

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Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

	Year Ended 05/31/25	Year Ended 05/31/24
Ordinary income	$1,162,992	$938,434
Long-term capital gains	202,247	—

	$1,365,239	$938,434

As of May 31, 2025, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Net Unrealized Gains (Losses)(a)	Qualified Late-Year Capital Losses(b)	Qualified Late-Year Ordinary Losses(b)	Total

U.S. Insights Long/Short Equity	$10,688	$(31,531)	$(169,163)	$(190,006)

(a)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the accounting for swap agreements.
(b)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.

As of May 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Insights Long/Short Equity	$10,592,918	$585,574	$(574,864)	$10,710

9. BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2025, the Fund did not borrow under the credit agreement.

10. PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (continued)

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with the fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 05/31/25		Period from 06/13/23(a) to 05/31/24
Share Class	Shares	Amount	Shares	Amount

Institutional

Shares sold	—	$—	10,000	$100,000

Shares issued in reinvestment of distributions	1,291	12,993	915	9,320

	1,291	$12,993	10,915	$109,320

Investor A

Shares sold and automatic conversion of shares	3,843	$40,718	34,230	$356,000

Shares issued in reinvestment of distributions	4,483	45,122	1,366	13,901

Shares redeemed	(12,463)	(120,059)	—	—

	(4,137)	$(34,219)	35,596	$369,901

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Notes to Financial Statements (continued)

	Year Ended 05/31/25		Period from 06/13/23(a) to 05/31/24
Share Class	Shares	Amount	Shares	Amount

Class K

Shares sold	—	$—	980,000	$9,800,000

Shares issued in reinvestment of distributions	126,436	1,274,478	89,903	915,213

	126,436	$1,274,478	1,069,903	$10,715,213

	123,590	$1,253,252	1,116,414	$11,194,434

(a)	Commencement of operations.

As of May 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:

Share Class
Institutional	12,206
Investor A	12,183
Class K	1,196,339

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock U.S. Insights Long/Short Equity Fund and the Board of Trustees of BlackRock FundsSM:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of BlackRock U.S. Insights Long/Short Equity Fund of BlackRock FundsSM (the “Fund”), including the schedule of investments, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from June 13, 2023 (commencement of operations) through May 31, 2024, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from June 13, 2023 (commencement of operations) through May 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

July 22, 2025

We have served as the auditor of one or more BlackRock investment companies since 1992.

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Important Tax Information (unaudited)

The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended May 31, 2025:

Fund Name	20% Rate Long-Term Capital Gain Dividends

BlackRock U.S. Insights Long/Short Equity Fund	$202,247

The Fund hereby designates the following amount, or maximum amount allowable by law, as qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2025:

Fund Name	Qualified Short-Term Capital Gains

BlackRock U.S. Insights Long/Short Equity Fund	$112,717

I M P O R T A N T T A X I N F O R M A T I O N	35

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading portfolio management, operations and/or information systems owned by BlackRock commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.

The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.

B. The Investment Performance of the Fund

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for each of the one-year and since-inception periods reported, the Fund ranked in the fourth quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods. The Board was informed that, among other things, underperformance was driven by a combination of a below target beta for the first half of 2024 followed by weakness across security selection the second half of 2024. The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T	37

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

38	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	39

Additional Information  (continued)

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC

New York, NY 10001

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02110

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

40	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in these Financial Statements

Currency Abbreviation

USD	United States Dollar
Portfolio Abbreviation

1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate

1D OBFR01	USD - 1D Overnight Bank Funding Rate

ADR	American Depositary Receipt

NVS	Non-Voting Shares

OTC	Over-the-Counter

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	41

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MAY 31, 2025

2025 Annual Financial Statements and Additional Information

BlackRock FundsSM

•	BlackRock Advantage International Fund
•	BlackRock Advantage Large Cap Growth Fund
•	BlackRock Advantage Small Cap Core Fund

BlackRock Large Cap Series Funds, Inc.

•	BlackRock Advantage Large Cap Core Fund
•	BlackRock Advantage Large Cap Value Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments May 31, 2025	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.0%
AGL Energy Ltd.	441,915	$2,892,890
ANZ Group Holdings Ltd.	773,667	14,477,811
Aristocrat Leisure Ltd.	541,252	21,748,871
ASX Ltd.	565	25,960
Aurizon Holdings Ltd.	971,668	1,847,792
BHP Group Ltd.	1,148,996	28,225,100
Commonwealth Bank of Australia	554,747	62,946,523
Computershare Ltd.	195,095	5,051,166
Evolution Mining Ltd.	1,379,070	7,918,115
Glencore PLC	7,714,532	29,353,368
Insurance Australia Group Ltd.	507,953	2,829,160
JB Hi-Fi Ltd.	51,744	3,594,741
Macquarie Group Ltd.	135,750	18,726,782
National Australia Bank Ltd.	6,370	155,887
Northern Star Resources Ltd.	1,431,815	19,470,851
Pro Medicus Ltd.	19,775	3,585,170
Qantas Airways Ltd.	922,783	6,306,434
QBE Insurance Group Ltd.	163,104	2,436,475
REA Group Ltd.	43,104	6,658,078
Rio Tinto PLC	77,160	4,566,486
Rocketboots Ltd.(a)(b)	1,389	79
Santos Ltd.	2,432,096	10,330,043
SEEK Ltd.	185,772	2,909,420
Sonic Healthcare Ltd.	542,798	9,336,260
South32 Ltd.	2,624,789	5,175,117
Technology One Ltd.	106,147	2,810,335
Transurban Group	1,154,853	10,554,297
Wesfarmers Ltd.	192,034	10,275,056

		294,208,267

Austria — 0.1%
BAWAG Group AG(c)	49,147	6,123,238

Belgium — 0.4%
Ageas SA/NV	132,604	8,658,873
Anheuser-Busch InBev SA/NV	169,731	11,985,225

		20,644,098

Brazil — 0.1%
Yara International ASA	74,745	2,681,572

China — 0.6%
BOC Hong Kong Holdings Ltd.	643,500	2,706,248
Prosus NV, Class N	453,852	23,313,561
Yangzijiang Shipbuilding Holdings Ltd.	1,043,900	1,710,235

		27,730,044

Denmark — 1.7%
AP Moller - Maersk A/S, Class A	364	650,138
Danske Bank A/S	89,506	3,429,844
Demant A/S(a)	49,093	1,928,067
Genmab A/S(a)	27,418	5,784,092
GN Store Nord AS(a)	223,800	3,286,881
Novo Nordisk A/S, Class B	778,941	55,342,075
Pandora A/S	18,303	3,345,668
Tryg A/S	75,296	1,934,546
Vestas Wind Systems A/S	440,734	6,970,324

		82,671,635

Finland — 0.3%
Nokia Oyj	178,431	928,608
Nordea Bank Abp	614,850	8,914,155

Security	Shares	Value

Finland (continued)
Sampo Oyj, A Shares	134,154	$1,431,715
Wartsila Oyj Abp	248,856	4,989,546

		16,264,024

France — 10.5%
Air Liquide SA	104,038	21,557,602
Amundi SA(c)	22,961	1,874,606
AXA SA	843,845	39,775,119
BioMerieux	715	95,878
BNP Paribas SA	343,157	30,051,804
Bouygues SA	22,447	978,771
Bureau Veritas SA	663,050	22,657,946
Capgemini SE	66,824	11,097,003
Carrefour SA	442,515	6,617,530
Credit Agricole SA	933,698	17,095,245
Danone SA	309,696	26,478,176
Dassault Systemes SE	401,606	15,059,600
Eiffage SA	39,689	5,459,055
Engie SA	1,365,050	29,461,892
FDJ UNITED, Class A(c)	36,768	1,349,351
Gaztransport Et Technigaz SA	15,714	2,920,107
Hermes International SCA	10,580	29,174,499
Ipsen SA	37,816	4,452,455
L’Oreal SA	15,741	6,662,623
LVMH Moet Hennessy Louis Vuitton SE	100,600	54,566,120
Orange SA	2,127,684	31,756,570
Safran SA	201,801	59,684,077
Sanofi SA	359,965	35,651,277
SPIE SA	10,943	556,264
Thales SA	11,430	3,500,683
TotalEnergies SE	540,432	31,814,238
Valeo SE	395,844	4,169,084
Vallourec SACA	5,667	95,942
Veolia Environnement SA	333,803	11,488,371
Vinci SA	24,937	3,563,140

		509,665,028

Germany — 10.9%
adidas AG, Class N	164,795	41,102,063
Allianz SE, Registered Shares	124,082	49,212,594
CTS Eventim AG & Co. KGaA	5,230	634,381
Deutsche Bank AG, Registered Shares	1,056,021	29,246,639
Deutsche Telekom AG, Registered Shares	1,523,016	57,674,236
E.ON SE, Class N	1,883,381	33,008,332
Fresenius Medical Care AG	70,726	4,017,563
GEA Group AG	49,142	3,291,365
Henkel AG & Co. KGaA	18,917	1,388,982
Henkel AG & Co. KGaA, Preference Shares, NVS	134,686	10,791,724
Hugo Boss AG	82,407	3,818,419
Infineon Technologies AG, Class N	25,806	1,003,330
Mercedes-Benz Group AG, Class N	339,872	20,323,575
Merck KGaA	48,109	6,304,149
Nemetschek SE	31,534	4,383,889
Porsche Automobil Holding SE, Preference Shares, NVS	13,259	530,092
Rational AG	3,377	2,776,677
Rheinmetall AG	14,951	32,043,992
SAP SE	442,543	133,878,183
Scout24 SE(c)	41,427	5,644,611
Siemens AG, Registered Shares	213,549	51,363,510
Siemens Energy AG(a)	262,764	25,678,755
Siemens Healthineers AG(c)	227,010	12,015,053

		530,132,114

4	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong — 1.7%
AIA Group Ltd.	4,516,200	$37,593,427
CK Infrastructure Holdings Ltd.	74,000	478,189
CLP Holdings Ltd.	562,500	4,763,478
Henderson Land Development Co. Ltd.	4,000	12,483
Jardine Matheson Holdings Ltd.	36,800	1,641,518
Link REIT	1,512,600	8,005,040
Sun Hung Kai Properties Ltd.	561,500	6,031,449
Swire Pacific Ltd., Class A	210,000	1,788,875
Techtronic Industries Co. Ltd.	1,224,500	13,638,880
WH Group Ltd.(c)	10,605,000	9,754,029
Wharf Real Estate Investment Co. Ltd.	102,000	254,344

		83,961,712

India — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $804,375)(a)(d)(e)	172,800	60,074

Ireland — 0.1%
Kerry Group PLC, Class A	61,674	6,741,869

Israel — 0.7%
Bank Hapoalim BM	322,925	5,417,512
Bank Leumi Le-Israel BM	385,454	6,220,574
Elbit Systems Ltd.	1,097	440,806
Israel Discount Bank Ltd., Class A	316,253	2,693,331
Mizrahi Tefahot Bank Ltd.	107,511	6,161,782
Nice Ltd.(a)	87,713	14,855,746
Nova Ltd.(a)(b)	1,177	247,576

		36,037,327

Italy — 2.7%
A2A SpA	2,541,610	6,599,248
Amplifon SpA	360,919	8,296,353
Banca Monte dei Paschi di Siena SpA	1,155,080	9,546,489
BPER Banca SPA	258,670	2,297,682
Buzzi SpA	27,639	1,421,952
Coca-Cola HBC AG	95,392	4,971,124
Enel SpA	4,061,234	37,330,901
Eni SpA	141,056	2,080,160
Ferrari NV	1,278	611,696
FinecoBank Banca Fineco SpA	83,189	1,799,042
Generali	252,853	9,203,918
Infrastrutture Wireless Italiane SpA(c)	131,976	1,549,398
Intesa Sanpaolo SpA	3,933,615	21,960,313
Italgas SpA	408,040	3,356,961
Leonardo SpA	78,116	4,832,235
MFE-MediaForEurope NV, Class A	23	85
MFE-MediaForEurope NV, Class B	2	10
Moncler SpA	27,326	1,710,639
Nexi SpA(c)	685,811	4,126,550
Recordati Industria Chimica e Farmaceutica SpA	80,493	4,830,463
Saipem SpA	864,217	2,143,234
Snam SpA	163,314	977,107
Unipol Assicurazioni SpA	93,248	1,825,025

		131,470,585

Japan — 23.0%
Aeon Co. Ltd.	271,400	8,343,695
AGC, Inc.	74,100	2,197,990
Ajinomoto Co., Inc.	72,600	1,814,991
Amada Co. Ltd.	622,700	6,362,813
Asahi Group Holdings Ltd.	334,200	4,404,764
Asahi Intecc Co. Ltd.	190,600	2,955,601
Asahi Kasei Corp.	620,400	4,359,501
Astellas Pharma, Inc.	1,502,800	14,844,105

Security	Shares	Value

Japan (continued)
Brother Industries Ltd.	127,500	$2,175,949
Canon, Inc.	851,800	26,021,645
Capcom Co. Ltd.	4,300	127,566
Central Japan Railway Co.	265,500	5,800,037
Chubu Electric Power Co., Inc.	404,700	4,957,230
Chugai Pharmaceutical Co. Ltd.	235,400	12,307,070
Concordia Financial Group Ltd.	41,000	262,836
Cosmo Energy Holdings Co. Ltd.	2,900	122,320
Dai Nippon Printing Co. Ltd.	81,200	1,197,436
Dai-ichi Life Holdings, Inc.	896,800	6,999,968
Daikin Industries Ltd.	136,500	15,531,057
Daito Trust Construction Co. Ltd.	79,900	9,000,242
Daiwa House Industry Co. Ltd.	243,400	8,206,459
Daiwa Securities Group, Inc.	333,200	2,253,887
Denso Corp.	794,400	10,725,074
Dentsu Group, Inc.	13,300	287,271
DMG Mori Co. Ltd.	63,200	1,350,429
East Japan Railway Co.	50,900	1,066,752
ENEOS Holdings, Inc.	1,918,500	9,090,044
FANUC Corp.	529,600	14,134,634
Fast Retailing Co. Ltd.	43,400	14,456,082
Fuji Electric Co. Ltd.	19,300	852,517
Fujitsu Ltd.	429,100	9,827,415
Fukuoka Financial Group, Inc.	8,500	233,059
Hamamatsu Photonics KK	35,900	385,190
Hitachi Ltd.	1,411,200	39,316,497
Horiba Ltd.	9,300	661,720
Hoya Corp.	30,900	3,648,301
Hulic Co. Ltd.	383,300	3,880,974
Inpex Corp.	612,500	8,190,207
J Front Retailing Co. Ltd.	224,100	3,138,545
Japan Exchange Group, Inc.	217,400	2,381,274
Japan Post Bank Co. Ltd.	399,500	4,308,451
Japan Post Holdings Co. Ltd.	483,300	4,735,599
Japan Post Insurance Co. Ltd.	44,000	967,834
Kakaku.com, Inc.	242,200	4,130,771
Kansai Electric Power Co., Inc. (The)	955,000	10,835,563
Kao Corp.	10,200	465,644
KDDI Corp.	64,600	1,118,259
Keyence Corp.	46,200	19,337,950
Kirin Holdings Co. Ltd.	152,200	2,183,503
Komatsu Ltd.	43,700	1,328,095
Kuraray Co. Ltd.	12,600	159,534
Kyocera Corp.	503,500	6,121,860
Kyushu Electric Power Co., Inc.	419,900	3,606,265
Kyushu Railway Co.	5,000	134,237
LY Corp.	2,211,700	7,975,132
Marubeni Corp.	98,900	2,004,633
Mazda Motor Corp.	962,000	6,034,375
McDonald’s Holdings Co. Japan Ltd.	128,300	5,440,719
MISUMI Group, Inc.	30,400	400,974
Mitsubishi Chemical Group Corp.	1,376,800	7,328,749
Mitsubishi Electric Corp.	286,500	5,717,680
Mitsubishi Estate Co. Ltd.	63,900	1,161,318
Mitsubishi HC Capital, Inc.	437,500	3,212,520
Mitsubishi UFJ Financial Group, Inc.	4,048,400	56,630,287
Mitsui & Co. Ltd.	932,200	19,465,417
Mitsui Fudosan Co. Ltd.	1,225,900	11,741,042
Mizuho Financial Group, Inc.	676,500	18,812,292
MS&AD Insurance Group Holdings, Inc.	391,300	9,320,170
Murata Manufacturing Co. Ltd.	1,709,300	24,799,960
NEC Corp.	673,000	17,567,544

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
NH Foods Ltd.	400	$14,064
Nippon Express Holdings, Inc.	115,200	2,137,324
Nippon Telegraph & Telephone Corp.	27,467,600	30,582,237
Nissan Chemical Corp.	123,700	3,718,740
Nomura Holdings, Inc.	3,516,300	21,487,659
Nomura Real Estate Holdings, Inc.	1,051,100	6,154,851
Nomura Research Institute Ltd.	205,200	7,910,048
Obayashi Corp.	368,400	5,558,570
Obic Co. Ltd.	130,200	4,751,721
Olympus Corp.	655,300	8,396,355
Ono Pharmaceutical Co. Ltd.	269,600	2,935,480
ORIX Corp.	756,000	16,021,040
Osaka Gas Co. Ltd.	15,200	386,998
Otsuka Corp.	168,500	3,463,534
Otsuka Holdings Co. Ltd.	150,800	7,666,669
Pan Pacific International Holdings Corp.	115,400	3,779,072
Panasonic Holdings Corp.	1,717,800	19,688,511
Rakuten Group, Inc.(a)	468,100	2,576,374
Recruit Holdings Co. Ltd.	682,400	40,643,906
Resona Holdings, Inc.	474,800	4,208,198
Rohto Pharmaceutical Co. Ltd.	18,600	262,112
Sanwa Holdings Corp.	24,200	833,140
SBI Holdings, Inc.	2,600	78,743
Secom Co. Ltd.	184,700	6,725,694
Sega Sammy Holdings, Inc.	35,700	673,368
Sekisui House Ltd.	224,000	5,079,677
Shimadzu Corp.	28,600	690,553
Shimizu Corp.	501,300	5,511,470
Shin-Etsu Chemical Co. Ltd.	1,212,600	38,718,525
Shionogi & Co. Ltd.	495,400	8,271,959
Skylark Holdings Co. Ltd.	182,300	4,025,478
SMC Corp.	32,500	12,186,263
SoftBank Corp.	10,529,600	16,179,344
SoftBank Group Corp.	155,300	8,112,618
Sojitz Corp.	200,300	4,940,193
Sompo Holdings, Inc.	228,100	6,902,615
Sony Group Corp.	1,949,500	52,180,183
Sumitomo Chemical Co. Ltd.	1,684,300	4,038,866
Sumitomo Corp.	503,300	12,817,326
Sumitomo Mitsui Financial Group, Inc.	2,161,700	55,536,103
Sumitomo Mitsui Trust Group, Inc.	300,800	8,139,560
Sysmex Corp.	43,600	731,617
T&D Holdings, Inc.	112,100	2,564,583
Takashimaya Co. Ltd.	190,900	1,521,585
Takeda Pharmaceutical Co. Ltd.	1,019,500	30,610,591
TDK Corp.	814,600	8,920,050
Terumo Corp.	453,600	8,326,653
Tohoku Electric Power Co., Inc.	528,000	3,668,978
Tokio Marine Holdings, Inc.	458,300	19,382,575
Tokyo Electron Ltd.	190,700	30,009,511
Tokyo Gas Co. Ltd.	233,900	7,843,280
Tokyo Tatemono Co. Ltd.	178,600	3,163,307
Tokyu Fudosan Holdings Corp.	609,900	4,443,733
Tosoh Corp.	42,300	626,020
TOTO Ltd.	4,900	125,327
Toyota Motor Corp.	1,273,200	24,239,447
Toyota Tsusho Corp.	522,100	11,033,736
Unicharm Corp.	64,800	515,453
West Japan Railway Co.	6,500	140,077
ZOZO, Inc.	600	6,501

		1,122,777,689

Security	Shares	Value

Luxembourg — 0.0%
SES SA	9	$51

Mexico — 0.1%
Fresnillo PLC	276,151	4,342,248

Netherlands — 4.4%
Adyen NV(a)(c)	4,477	8,580,078
Aegon Ltd.	279,513	2,001,238
Argenx SE(a)	11,593	6,651,745
ASM International NV	9,426	5,130,064
ASML Holding NV	143,446	105,682,437
ASR Nederland NV	71,481	4,583,595
Euronext NV(c)	29,595	4,823,369
Heineken NV	39,580	3,531,032
ING Groep NV	1,416,055	30,080,060
Koninklijke Ahold Delhaize NV	330,006	13,927,580
NN Group NV	140,383	8,833,124
Wolters Kluwer NV, Class C	103,797	18,406,292

		212,230,614

New Zealand — 1.0%
Xero Ltd.(a)	425,351	50,526,807

Norway — 0.6%
Aker BP ASA	239,716	5,515,966
DNB Bank ASA	71,491	1,912,084
Gjensidige Forsikring ASA	199	5,038
Kongsberg Gruppen ASA	89,576	15,776,145
Mowi ASA	93,554	1,746,892
Salmar ASA	20,184	899,712
Telenor ASA	174,787	2,683,687
Var Energi ASA	866,539	2,514,314

		31,053,838

Portugal — 0.0%
EDP SA	61,680	246,187
Jeronimo Martins SGPS SA	1,674	42,195

		288,382

Singapore — 1.7%
DBS Group Holdings Ltd.	840,560	29,001,409
Singapore Technologies Engineering Ltd.	699,800	4,230,811
Singapore Telecommunications Ltd.	13,453,700	39,720,006
STMicroelectronics NV	277,571	6,968,330
United Overseas Bank Ltd.	171,900	4,722,051

		84,642,607

Spain — 1.9%
ACS Actividades de Construccion y Servicios SA	85,762	5,633,381
Banco Bilbao Vizcaya Argentaria SA	106,335	1,596,296
Banco Santander SA	3,497,514	27,901,959
Bankinter SA	799,189	10,282,105
Endesa SA	178,578	5,457,151
Industria de Diseno Textil SA	409,235	22,170,421
Telefonica SA	3,193,032	17,102,436

		90,143,749

Sweden — 2.6%
AddTech AB, B Shares	62,743	2,156,275
Alfa Laval AB	166,309	7,075,524
Assa Abloy AB, Class B	504,218	16,004,176
Atlas Copco AB, B Shares	536,733	7,640,811
Atlas Copco AB, Class A	1,351,912	21,715,545
Evolution AB(c)	106,222	7,286,025
Getinge AB, B Shares	81,927	1,581,396
Hexagon AB, B Shares	588,172	5,929,642
Industrivarden AB, A Shares	20,151	730,538

6	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Investment AB Latour, B Shares	10,819	$285,324
Lifco AB, B Shares	71	2,891
Sandvik AB	411,775	8,988,084
Securitas AB, B Shares	65,164	963,684
Skanska AB, B Shares	71,387	1,698,320
Swedbank AB, A Shares	388,978	10,532,496
Swedish Orphan Biovitrum AB(a)	111,218	3,399,678
Tele2 AB, B Shares	140,923	2,108,517
Telefonaktiebolaget LM Ericsson, B Shares	2,381,227	20,270,356
Trelleborg AB, B Shares	9,445	345,645
Volvo AB, B Shares	223,371	6,189,308

		124,904,235

Switzerland — 5.6%
ABB Ltd., Registered Shares	1,156,503	65,513,231
Accelleron Industries AG	76,961	4,444,332
Belimo Holding AG, Registered Shares	6,504	6,293,303
Chocoladefabriken Lindt & Spruengli AG, NVS	475	7,648,267
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	16	2,513,761
Cie Financiere Richemont SA, Registered Shares	1,163	219,466
Clariant AG, Registered Shares	129,832	1,464,224
DSM-Firmenich AG	13,389	1,490,450
Flughafen Zurich AG, Registered Shares	17,220	4,778,142
Givaudan SA, Registered Shares	6,908	34,740,966
Helvetia Holding AG, Registered Shares	19,571	4,639,097
Kuehne + Nagel International AG, Registered Shares	4,557	1,025,401
Logitech International SA, Registered Shares	163,159	13,595,343
Medmix AG(c)	2	26
Nestlé SA, Registered Shares	303,344	32,317,402
Schindler Holding AG, NVS	5,747	2,047,901
Schindler Holding AG, Registered Shares	5,502	1,892,139
SGS SA, Registered Shares	167,304	17,473,789
Sonova Holding AG, Registered Shares	6,102	1,916,655
UBS Group AG, Registered Shares	1,024,214	32,672,980
Zurich Insurance Group AG, Class N	49,799	34,930,900

		271,617,775

United Kingdom — 14.0%
3i Group PLC	1,138	62,505
Admiral Group PLC	17,999	813,034
Ashtead Group PLC	13,477	789,153
AstraZeneca PLC	505,339	74,024,111
BAE Systems PLC	1,515,458	38,856,156
Barclays PLC	8,904,488	39,433,150
Barratt Redrow PLC	358,314	2,227,102
Beazley PLC	31,514	401,587
Berkeley Group Holdings PLC	57,306	3,250,424
British American Tobacco PLC	144,707	6,514,479
Burberry Group PLC	12,499	174,854
Centrica PLC	1,358,611	2,905,130
CK Hutchison Holdings Ltd.	3,970,500	22,201,907
Close Brothers Group PLC(a)	15	67
Compass Group PLC	296,525	10,426,669
ConvaTec Group PLC(c)	440,162	1,721,446
Direct Line Insurance Group PLC	257,173	1,034,271
Drax Group PLC	25,801	230,572
Experian PLC	718,678	35,793,976
Halma PLC	37,078	1,453,609
HSBC Holdings PLC	4,861,955	57,278,833
IG Group Holdings PLC	351,196	5,312,468
IMI PLC	69,544	1,865,626
Imperial Brands PLC	725,850	27,527,641

Security	Shares	Value

United Kingdom (continued)
Informa PLC	712,619	$7,555,979
InterContinental Hotels Group PLC	21,428	2,455,394
International Consolidated Airlines Group SA	2,959,786	13,023,686
Intertek Group PLC	244,011	15,755,446
J Sainsbury PLC	1,728,579	6,648,131
Lloyds Banking Group PLC	39,904	41,564
London Stock Exchange Group PLC	300,095	45,661,524
NatWest Group PLC	4,492,705	31,902,041
Next PLC	10,714	1,859,383
RELX PLC	398,631	21,452,001
Rightmove PLC	164,652	1,659,094
Rolls-Royce Holdings PLC	4,127,061	48,026,536
Sage Group PLC (The)	1,179,599	19,399,999
Shell PLC	1,984,553	65,480,186
Smith & Nephew PLC	262,802	3,813,570
Smiths Group PLC	435,576	12,661,173
Standard Chartered PLC	306,745	4,785,610
Taylor Wimpey PLC	74,879	120,712
Tesco PLC	1,444,078	7,556,326
Unilever PLC	383,002	24,374,766
Vodafone Group PLC	14,595,705	15,136,691
Weir Group PLC (The)	1,459	47,759

		683,716,341

United States — 7.2%
BP PLC	4,174,414	20,296,417
Carnival PLC(a)	75,846	1,578,971
CSL Ltd.	110,926	17,700,481
GSK PLC	1,960,509	39,825,677
Holcim AG	270,126	29,932,714
James Hardie Industries PLC(a)	35,473	816,126
Novartis AG, Registered Shares	933,817	107,789,679
QIAGEN NV	31,514	1,422,514
Roche Holding AG, NVS	281,762	91,276,037
Roche Holding AG	9,008	3,077,983
Schneider Electric SE	116,601	29,419,806
Stellantis NV	526,952	5,371,473
Tenaris SA	242,309	4,058,067

		352,565,945

Total Long-Term Investments — 97.9% (Cost: $4,092,285,006)		4,777,201,868

Short-Term Securities

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	25,902,614	25,912,976
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(f)(g)	115,902,006	115,902,006

Total Short-Term Securities — 2.9% (Cost: $141,814,982)		141,814,982

Total Investments — 100.8% (Cost: $4,234,099,988)		4,919,016,850

Liabilities in Excess of Other Assets — (0.8)%		(38,387,790)

Net Assets — 100.0%		$4,880,629,060

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage International Fund

(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $60,074, representing less than 0.05% of its net assets as of period end, and an original cost of $804,375.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$760,404	$25,152,140	(a)	$—	$432	$—	$25,912,976	25,902,614	$2,129	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	60,864,854	55,037,152	(a)	—	—	—	115,902,006	115,902,006	3,205,953		—

					$432	$—	$141,814,982		$3,208,082		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	540	06/20/25	$70,322	$151,235

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$151,235	$—	$—	$—	$151,235

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

8	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage International Fund

For the period ended May 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$4,218,085	$—	$—	$—	$4,218,085

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(51,293)	$—	$—	$—	$(51,293)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$76,771,305

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$26,039	$294,182,228	$—	$294,208,267
Austria	—	6,123,238	—	6,123,238
Belgium	—	20,644,098	—	20,644,098
Brazil	—	2,681,572	—	2,681,572
China	—	27,730,044	—	27,730,044
Denmark	1,934,546	80,737,089	—	82,671,635
Finland	—	16,264,024	—	16,264,024
France	—	509,665,028	—	509,665,028
Germany	—	530,132,114	—	530,132,114
Hong Kong	—	83,961,712	—	83,961,712
India	—	—	60,074	60,074
Ireland	—	6,741,869	—	6,741,869
Israel	—	36,037,327	—	36,037,327
Italy	—	131,470,585	—	131,470,585
Japan	1,412,031	1,121,365,658	—	1,122,777,689
Luxembourg	—	51	—	51
Mexico	—	4,342,248	—	4,342,248
Netherlands	—	212,230,614	—	212,230,614
New Zealand	—	50,526,807	—	50,526,807
Norway	904,750	30,149,088	—	31,053,838
Portugal	—	288,382	—	288,382
Singapore	—	84,642,607	—	84,642,607
Spain	—	90,143,749	—	90,143,749
Sweden	2,891	124,901,344	—	124,904,235
Switzerland	—	271,617,775	—	271,617,775
United Kingdom	—	683,716,341	—	683,716,341
United States	—	352,565,945	—	352,565,945

Short-Term Securities
Money Market Funds	141,814,982	—	—	141,814,982

	$146,095,239	$4,772,861,537	$60,074	$4,919,016,850

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage International Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$151,235	$—	$—	$151,235

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

10	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments May 31, 2025	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
HEICO Corp., Class A	673	$158,720
Lockheed Martin Corp.	4,145	1,999,465

		2,158,185

Air Freight & Logistics — 0.2%
FedEx Corp.	14,917	3,253,398

Automobile Components — 0.0%
BorgWarner, Inc.	18,677	618,022

Automobiles — 3.2%
Tesla, Inc.(a)	128,759	44,609,843

Banks — 0.1%
Bank of America Corp.	26,415	1,165,694

Beverages — 0.1%
Monster Beverage Corp.(a)	5,260	336,377
PepsiCo, Inc.	4,148	545,255

		881,632

Biotechnology — 1.7%
AbbVie, Inc.	50,421	9,383,852
Amgen, Inc.	3,344	963,674
BioMarin Pharmaceutical, Inc.(a)	6,504	377,687
Gilead Sciences, Inc.	31,142	3,428,111
Incyte Corp.(a)	3,123	203,183
Natera, Inc.(a)	28,757	4,535,842
Regeneron Pharmaceuticals, Inc.	5,212	2,555,339
Sarepta Therapeutics, Inc.(a)	28,869	1,085,475
United Therapeutics Corp.(a)	3,318	1,057,944

		23,591,107

Broadline Retail — 5.4%
Amazon.com, Inc.(a)	338,901	69,478,094
Coupang, Inc., Class A(a)	75,800	2,126,190
MercadoLibre, Inc.(a)	1,905	4,883,067

		76,487,351

Capital Markets — 3.7%
Blackstone, Inc., Class A	46,509	6,453,589
Charles Schwab Corp. (The)	135,938	12,008,763
Intercontinental Exchange, Inc.	22,398	4,027,160
Moody’s Corp.	20,818	9,978,484
Morgan Stanley	85,921	11,000,466
S&P Global, Inc.	17,385	8,916,071

		52,384,533

Chemicals — 0.0%
Cabot Corp.	1	75

Commercial Services & Supplies — 0.9%
Cintas Corp.	52,089	11,798,159
Waste Connections, Inc.	4,292	845,910

		12,644,069

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	55,409	4,800,636
Ciena Corp.(a)	5,036	403,182
Cisco Systems, Inc.	20,040	1,263,321
Motorola Solutions, Inc.	13,544	5,625,907

		12,093,046

Construction & Engineering — 0.6%
Comfort Systems U.S.A., Inc.	12,894	6,166,298
MasTec, Inc.(a)	12,250	1,910,142

		8,076,440

Security	Shares	Value

Consumer Finance — 0.2%
American Express Co.	11,674	$3,432,740

Consumer Staples Distribution & Retail — 3.1%
Costco Wholesale Corp.	30,938	32,181,089
Sprouts Farmers Market, Inc.(a)	3,874	669,660
Walmart, Inc.	115,212	11,373,728

		44,224,477

Containers & Packaging — 0.1%
Packaging Corp. of America	4,410	851,880

Electric Utilities — 0.1%
Entergy Corp.	9,073	755,599

Electrical Equipment — 0.1%
Eaton Corp. PLC	4,786	1,532,477

Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp., Class A	89,416	8,041,181
Badger Meter, Inc.	3,154	782,886
Corning, Inc.	160,049	7,936,830
Flex Ltd.(a)	207,070	8,759,061
Keysight Technologies, Inc.(a)	15,097	2,370,833
Trimble, Inc.(a)	8,440	601,518
Zebra Technologies Corp., Class A(a)	2,802	811,935

		29,304,244

Entertainment — 2.2%
Netflix, Inc.(a)	22,462	27,116,800
ROBLOX Corp., Class A(a)	26,830	2,333,673
Spotify Technology SA(a)	426	283,350
Walt Disney Co. (The)	15,174	1,715,269

		31,449,092

Financial Services — 3.1%
Mastercard, Inc., Class A	29,766	17,430,969
Remitly Global, Inc.(a)	15,341	327,684
Toast, Inc., Class A(a)	7,017	295,977
Visa, Inc., Class A	69,868	25,515,095

		43,569,725

Ground Transportation — 0.8%
Uber Technologies, Inc.(a)	131,854	11,096,833

Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.(a)	93,517	9,843,599
Edwards Lifesciences Corp.(a)	4,477	350,191
Intuitive Surgical, Inc.(a)	5,308	2,931,821
Medtronic PLC	75,661	6,278,350

		19,403,961

Health Care Providers & Services — 1.1%
Cardinal Health, Inc.	72,395	11,180,684
Cencora, Inc.	4,889	1,423,872
UnitedHealth Group, Inc.	9,068	2,737,720

		15,342,276

Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	6,662	1,863,361

Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(a)	8,304	1,071,216
Booking Holdings, Inc.	3,126	17,252,175
Brinker International, Inc.(a)	2,837	489,751
Chipotle Mexican Grill, Inc.(a)	6,885	344,801
DoorDash, Inc., Class A(a)	26,419	5,512,325
Dutch Bros, Inc., Class A(a)	7,721	557,456

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Flutter Entertainment PLC(a)	5,363	$1,355,230
Yum! Brands, Inc.	6,366	916,322

		27,499,276

Household Durables — 0.4%
Garmin Ltd.	21,132	4,289,162
Taylor Morrison Home Corp., Class A(a)	7,861	442,417
Toll Brothers, Inc.	8,685	905,411

		5,636,990

Industrial Conglomerates — 0.0%
Honeywell International, Inc.	19	4,307

Insurance — 0.7%
Aon PLC, Class A	625	232,550
Progressive Corp. (The)	24,354	6,939,185
Travelers Cos., Inc. (The)	12,336	3,401,035

		10,572,770

Interactive Media & Services — 10.0%
Alphabet, Inc., Class A	175,791	30,190,346
Alphabet, Inc., Class C, NVS	227,676	39,353,797
Meta Platforms, Inc., Class A	105,399	68,244,798
Pinterest, Inc., Class A(a)	87,497	2,722,032

		140,510,973

IT Services — 0.7%
Accenture PLC, Class A	2,478	785,080
GoDaddy, Inc., Class A(a)	18,941	3,450,103
MongoDB, Inc., Class A(a)	3,887	733,982
Snowflake, Inc., Class A(a)	17,751	3,650,848
VeriSign, Inc.	5,859	1,596,402

		10,216,415

Machinery — 0.8%
Flowserve Corp.	6,117	305,300
Parker-Hannifin Corp.	16,302	10,835,939

		11,141,239

Media — 0.1%
Fox Corp., Class A, NVS	14,231	781,851
Trade Desk, Inc. (The), Class A(a)	4,652	349,924

		1,131,775

Oil, Gas & Consumable Fuels — 0.4%
Targa Resources Corp.	33,567	5,301,236

Passenger Airlines — 0.0%
Alaska Air Group, Inc.(a)	6,905	351,672

Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	93,507	4,514,518
Eli Lilly & Co.	44,147	32,565,917
Merck & Co., Inc.	170,350	13,089,694
Pfizer, Inc.	64,743	1,520,813

		51,690,942

Retail REITs — 0.0%
Simon Property Group, Inc.	3,153	514,160

Semiconductors & Semiconductor Equipment — 18.0%
Advanced Micro Devices, Inc.(a)	230,305	25,501,673
Analog Devices, Inc.	4,498	962,482
Applied Materials, Inc.	35,187	5,515,562
Broadcom, Inc.	294,303	71,241,927
Credo Technology Group Holding Ltd.(a)	11,909	725,973
KLA Corp.	6,081	4,602,587
Lam Research Corp.	156,274	12,625,377
Marvell Technology, Inc.	99,063	5,962,602

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	787,659	$106,436,361
Onto Innovation, Inc.(a)	4,160	382,470
QUALCOMM, Inc.	87,622	12,722,714
Rambus, Inc.(a)	35,996	1,924,706
Texas Instruments, Inc.	25,205	4,608,734

		253,213,168

Software — 19.3%
Adobe, Inc.(a)	36,880	15,308,519
AppLovin Corp., Class A(a)	4,312	1,694,616
Atlassian Corp., Class A(a)	21,687	4,502,872
Autodesk, Inc.(a)	30,964	9,169,060
Cadence Design Systems, Inc.(a)	8,194	2,352,252
Datadog, Inc., Class A(a)	15,137	1,784,350
Dynatrace, Inc.(a)	28,023	1,513,522
Elastic NV(a)	70,520	5,702,952
Fair Isaac Corp.(a)	2,514	4,339,868
Fortinet, Inc.(a)	55,908	5,690,316
FreedomPay, Inc.(a)(b)	43,051	762,864
Intuit, Inc.	16,697	12,580,689
Microsoft Corp.	284,678	131,054,364
Nutanix, Inc., Class A(a)	1,883	144,407
Oracle Corp.	86,482	14,315,365
Palantir Technologies, Inc., Class A(a)	107,477	14,163,319
Palo Alto Networks, Inc.(a)	22,926	4,411,421
Rubrik, Inc., Class A(a)	6,475	617,391
SailPoint, Inc.(a)	15,903	280,211
Salesforce, Inc.	85,542	22,700,281
ServiceNow, Inc.(a)	13,612	13,762,957
Workday, Inc., Class A(a)	19,916	4,933,392

		271,784,988

Specialized REITs — 0.4%
Equinix, Inc.	6,608	5,873,323

Specialty Retail — 2.6%
AutoNation, Inc.(a)	2,601	478,194
Bath & Body Works, Inc.	34,626	973,683
Home Depot, Inc. (The)	60,997	22,464,585
Lithia Motors, Inc., Class A	2,593	821,748
O’Reilly Automotive, Inc.(a)	2,660	3,637,550
TJX Cos., Inc. (The)	64,010	8,122,869

		36,498,629

Technology Hardware, Storage & Peripherals — 7.9%
Apple Inc.	543,111	109,083,845
Dell Technologies, Inc., Class C	4,401	489,699
NetApp, Inc.	25,044	2,483,363

		112,056,907

Textiles, Apparel & Luxury Goods — 0.4%
Ralph Lauren Corp., Class A	21,953	6,076,810

Tobacco — 0.3%
Philip Morris International, Inc.	24,122	4,356,192

Total Long-Term Investments — 99.0%
(Cost: $880,481,157)		1,395,221,832

12	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Large Cap Growth Fund

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(c)(d)	13,188,787	$13,188,787

Total Short-Term Securities — 0.9% (Cost: $13,188,787)		13,188,787

Total Investments — 99.9% (Cost: $893,669,944)		1,408,410,619

Other Assets Less Liabilities — 0.1%		918,045

Net Assets — 100.0%		$1,409,328,664

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(558	)(b)	$558	$—	$—	—	$4,414	(c)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	11,949,669	1,239,118	(b)	—		—	—	13,188,787	13,188,787	599,711		—

						$558	$—	$13,188,787		$604,125		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
NASDAQ 100 E-Mini Index	30	06/20/25	$12,826	$337,761

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Large Cap Growth Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$337,761	$—	$—	$—	$337,761

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,885,971	$—	$—	$—	$1,885,971

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$49,016	$—	$—	$—	$49,016

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$14,066,205

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,394,458,968	$—	$762,864	$1,395,221,832

Short-Term Securities
Money Market Funds	13,188,787	—	—	13,188,787

	$1,407,647,755	$—	$762,864	$1,408,410,619

Derivative Financial Instruments(a)
Assets
Equity Contracts	$337,761	$—	$—	$337,761

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments May 31, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
AAR Corp.(a)(b)	31,916	$1,959,962
AeroVironment, Inc.(a)	8,628	1,536,043
AerSale Corp.(a)	89,207	525,429
Archer Aviation, Inc., Class A(a)(b)	381,646	3,850,808
Astronics Corp.(a)(b)	52,245	1,631,089
ATI, Inc.(a)	70,896	5,646,157
BWX Technologies, Inc.	19,621	2,464,398
Ducommun, Inc.(a)	154,435	10,869,135
Huntington Ingalls Industries, Inc.	4,164	928,822
Kratos Defense & Security Solutions, Inc.(a)	96,570	3,562,467
Leonardo DRS, Inc.	154,150	6,520,545
Loar Holdings, Inc.(a)	3,295	286,830
Mercury Systems, Inc.(a)(b)	72,723	3,581,608
Moog, Inc., Class A	108,472	20,100,946
Rocket Lab Corp.(a)(b)	280,682	7,519,471
Triumph Group, Inc.(a)	30,470	785,821
V2X, Inc.(a)	132,179	5,985,065

		77,754,596

Air Freight & Logistics — 0.0%
Hub Group, Inc., Class A	17,210	580,149

Automobile Components — 1.3%
Adient PLC(a)	607,236	9,466,809
BorgWarner, Inc.	148,744	4,921,939
Cooper-Standard Holdings, Inc.(a)(b)	84,671	1,950,820
Dana, Inc.	256,976	4,273,511
Dorman Products, Inc.(a)	56,176	7,264,119
Gentex Corp.	61,536	1,327,331
Goodyear Tire & Rubber Co. (The)(a)	280,488	3,200,368
Modine Manufacturing Co.(a)(b)	87,520	7,946,816
Patrick Industries, Inc.	32,780	2,814,491
Standard Motor Products, Inc.	242,966	7,361,870

		50,528,074

Automobiles — 0.1%
Winnebago Industries, Inc.	94,977	3,222,570

Banks — 9.3%
1st Source Corp.	136,372	8,258,688
Amalgamated Financial Corp.	413,540	12,497,179
Ameris Bancorp	104,060	6,396,568
Atlantic Union Bankshares Corp.	30,440	913,809
Axos Financial, Inc.(a)(b)	86,245	5,997,477
Bank of Marin Bancorp	78,657	1,676,181
Bank7 Corp.	25,017	966,157
BankUnited, Inc.	7,346	249,617
Business First Bancshares, Inc.	44,303	1,053,968
Byline Bancorp, Inc.	80,008	2,069,807
Capital City Bank Group, Inc.	189,096	7,136,483
Capitol Federal Financial, Inc.	177,089	1,011,178
Chemung Financial Corp.	64,486	3,022,459
Coastal Financial Corp.(a)(b)	27,974	2,458,635
Colony Bankcorp, Inc.	231,482	3,539,360
Commerce Bancshares, Inc.	23,170	1,459,942
Community Trust Bancorp, Inc.	74,263	3,791,126
Community West Bancshares	13,381	238,182
ConnectOne Bancorp, Inc.	365,401	8,393,261
Customers Bancorp, Inc.(a)(b)	12,336	628,643
Dime Community Bancshares, Inc.	54,468	1,397,649
Eagle Bancorp, Inc.	39,561	696,274
Enterprise Bancorp, Inc.	20,550	792,202
Enterprise Financial Services Corp.	269,264	14,254,836

Security	Shares	Value

Banks (continued)
FB Financial Corp.	276,073	$12,050,586
Financial Institutions, Inc.	65,265	1,685,142
First Bank	46,314	672,942
First Busey Corp.	121,790	2,693,995
First Business Financial Services, Inc.	132,135	6,444,224
First Community Bankshares, Inc.	66,415	2,497,204
First Financial Bankshares, Inc.	363,744	12,825,613
First Financial Corp.	122,131	6,331,271
First Financial Northwest, Inc.(a)	10,701	5,993
First Hawaiian, Inc.	611,846	14,610,882
First Horizon Corp.	340,664	6,772,400
First Internet Bancorp	65,815	1,596,014
First Interstate BancSystem, Inc., Class A	290,405	7,884,496
First of Long Island Corp. (The)	76,556	908,720
First United Corp.	26,985	810,899
Flushing Financial Corp.	117,281	1,410,890
FNB Corp.	232,320	3,222,278
Hancock Whitney Corp.	284,613	15,559,793
HarborOne Bancorp, Inc.	59,920	681,890
HBT Financial, Inc.	166,191	3,888,869
Heritage Commerce Corp.	699,732	6,479,518
Heritage Financial Corp.	34,073	796,627
HomeTrust Bancshares, Inc.	127,297	4,594,149
Horizon Bancorp, Inc.	573,666	8,513,203
Independent Bank Corp.	193,705	6,107,519
Kearny Financial Corp.	854,925	5,155,198
Live Oak Bancshares, Inc.	19,295	529,648
Mercantile Bank Corp.	60,420	2,668,147
Metropolitan Bank Holding Corp.(a)	25,640	1,658,139
Mid Penn Bancorp, Inc.	67,240	1,791,946
Midland States Bancorp, Inc.	328,994	5,553,419
MidWestOne Financial Group, Inc.	16,809	483,259
National Bank Holdings Corp., Class A	55,340	2,000,541
Nicolet Bankshares, Inc.	30,970	3,798,161
Northeast Bank	7,045	590,582
Northfield Bancorp, Inc.	402,954	4,706,503
Northrim BanCorp, Inc.	110,281	10,101,740
OceanFirst Financial Corp.	964,066	16,205,949
Origin Bancorp, Inc.	86,711	2,955,978
Park National Corp.	15,134	2,460,183
Peapack-Gladstone Financial Corp.	111,946	3,069,559
Peoples Bancorp, Inc.	68,957	2,021,819
Primis Financial Corp.	48,162	456,094
Prosperity Bancshares, Inc.	107,549	7,490,788
Provident Financial Services, Inc.	481,474	8,040,616
Republic Bancorp, Inc., Class A	32,707	2,241,738
Riverview Bancorp, Inc.	201,450	1,120,062
ServisFirst Bancshares, Inc.	80,202	5,969,435
Shore Bancshares, Inc.	227,981	3,303,445
Sierra Bancorp	84,265	2,306,333
SmartFinancial, Inc.	42,735	1,358,118
South Plains Financial, Inc.	83,040	2,986,949
Southern First Bancshares, Inc.(a)	51,115	1,843,718
Southside Bancshares, Inc.	28,544	804,655
SouthState Corp.	18,446	1,619,559
Stellar Bancorp, Inc.	23,175	623,871
Tompkins Financial Corp.	9,058	556,161
United Bankshares, Inc.	93,880	3,392,823
United Community Banks, Inc.	60,563	1,740,581
Unity Bancorp, Inc.	5,184	229,159
Univest Financial Corp.	185,388	5,472,654
Valley National Bancorp	787,143	6,911,116

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Veritex Holdings, Inc.	61,981	$1,499,940
Washington Trust Bancorp, Inc.	270,137	7,471,989
WesBanco, Inc.	603,348	18,571,051

		369,706,424

Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A(a)	35,909	8,253,684
Vita Coco Co., Inc. (The)(a)	15,472	550,648

		8,804,332

Biotechnology — 8.2%
4D Molecular Therapeutics, Inc.(a)	152,112	550,645
ACADIA Pharmaceuticals, Inc.(a)	364,442	7,861,014
ADMA Biologics, Inc.(a)	318,088	6,310,866
Agios Pharmaceuticals, Inc.(a)	106,644	3,422,206
Akero Therapeutics, Inc.(a)	50,773	2,520,879
Alector, Inc.(a)	675,745	898,741
Alkermes PLC(a)	147,564	4,516,934
Allogene Therapeutics, Inc.(a)(b)	328,343	384,161
Amicus Therapeutics, Inc.(a)	1,329,994	8,073,064
AnaptysBio, Inc.(a)(b)	35,268	784,008
Apellis Pharmaceuticals, Inc.(a)	55,114	933,080
Arcellx, Inc.(a)	5,843	362,617
Arcturus Therapeutics Holdings, Inc.(a)	145,301	1,820,621
Arcus Biosciences, Inc.(a)	194,127	1,733,554
Ardelyx, Inc.(a)	891,265	3,270,943
Arrowhead Pharmaceuticals, Inc.(a)	182,405	2,931,248
ARS Pharmaceuticals, Inc.(a)	65	938
Atossa Therapeutics, Inc.(a)(b)	246,842	191,821
Avidity Biosciences, Inc.(a)(b)	53,432	1,655,323
Beam Therapeutics, Inc.(a)(b)	48,372	765,729
BioCryst Pharmaceuticals, Inc.(a)	945,485	10,163,964
BioMarin Pharmaceutical, Inc.(a)	49,379	2,867,438
Blueprint Medicines Corp.(a)	87,253	8,843,092
Bridgebio Pharma, Inc.(a)	193,003	6,610,353
CareDx, Inc.(a)(b)	172,643	2,933,205
Catalyst Pharmaceuticals, Inc.(a)	445,060	11,108,698
Celldex Therapeutics, Inc.(a)	147,560	2,918,737
Coherus Biosciences, Inc.(a)(b)	1,000,977	779,761
Crinetics Pharmaceuticals, Inc.(a)	55,309	1,687,478
Cytokinetics, Inc.(a)	182,759	5,669,184
Day One Biopharmaceuticals, Inc.(a)	454,562	2,900,106
Denali Therapeutics, Inc.(a)	303,411	4,017,162
Dyne Therapeutics, Inc.(a)	137,334	1,642,515
Emergent BioSolutions, Inc.(a)	155,130	980,422
Enanta Pharmaceuticals, Inc.(a)	109,547	649,614
Exact Sciences Corp.(a)	13,664	769,010
Exelixis, Inc.(a)	50,414	2,169,819
Fate Therapeutics, Inc.(a)	955,562	1,156,230
Halozyme Therapeutics, Inc.(a)	136,222	7,637,968
Ideaya Biosciences, Inc.(a)	476,569	9,478,957
Incyte Corp.(a)	45,614	2,967,647
Insmed, Inc.(a)	216,381	15,088,247
Intellia Therapeutics, Inc.(a)(b)	555,833	3,818,573
Ionis Pharmaceuticals, Inc.(a)	212,444	7,118,998
Iovance Biotherapeutics, Inc.(a)(b)	566,319	991,058
iTeos Therapeutics, Inc.(a)	599,276	6,004,745
Karyopharm Therapeutics, Inc.(a)(b)	46,617	195,791
Kiniksa Pharmaceuticals International PLC(a)	181,843	4,975,224
Kodiak Sciences, Inc.(a)	529,224	1,799,362
Krystal Biotech, Inc.(a)	18,777	2,365,151
Kura Oncology, Inc.(a)	445,472	2,534,736
Kymera Therapeutics, Inc.(a)(b)	74,783	2,216,568
Madrigal Pharmaceuticals, Inc.(a)	19,809	5,452,625

Security	Shares	Value

Biotechnology (continued)
MannKind Corp.(a)	347,972	$1,444,084
MiMedx Group, Inc.(a)	518,363	3,333,074
Mirum Pharmaceuticals, Inc.(a)(b)	34,867	1,550,187
Moderna, Inc.(a)(b)	264,569	7,026,953
Myriad Genetics, Inc.(a)	213,608	895,017
Natera, Inc.(a)	40,682	6,416,772
Nurix Therapeutics, Inc.(a)	143,350	1,523,810
Olema Pharmaceuticals, Inc.(a)	151,119	797,908
ORIC Pharmaceuticals, Inc.(a)(b)	67,007	547,447
PMV Pharmaceuticals, Inc.(a)	280,445	246,287
Protagonist Therapeutics, Inc.(a)	12,819	608,518
Prothena Corp. PLC(a)	68,410	314,002
PTC Therapeutics, Inc.(a)	184,370	8,945,632
Puma Biotechnology, Inc.(a)	222,482	729,741
Recursion Pharmaceuticals, Inc., Class A(a)(b)	316,374	1,322,443
REGENXBIO, Inc.(a)	580,895	5,140,921
Relay Therapeutics, Inc.(a)	1,078,888	3,236,664
Replimune Group, Inc.(a)	132,862	1,193,101
Revolution Medicines, Inc.(a)(b)	180,855	7,125,687
Rhythm Pharmaceuticals, Inc.(a)	21,905	1,343,434
Rigel Pharmaceuticals, Inc.(a)	72,295	1,388,064
Sangamo Therapeutics, Inc.(a)(b)	627,426	291,753
Sarepta Therapeutics, Inc.(a)	166,655	6,266,228
Scholar Rock Holding Corp.(a)(b)	115,743	3,357,704
SpringWorks Therapeutics, Inc.(a)	53,265	2,488,008
Summit Therapeutics, Inc.(a)(b)	38,623	703,518
Syndax Pharmaceuticals, Inc.(a)(b)	579,260	6,105,400
TG Therapeutics, Inc.(a)	417,412	14,655,335
Tourmaline Bio, Inc.(a)	19,876	331,532
Travere Therapeutics, Inc.(a)	308,317	4,630,921
Twist Bioscience Corp.(a)	303,708	8,898,644
Ultragenyx Pharmaceutical, Inc.(a)	175,692	5,978,799
Vanda Pharmaceuticals, Inc.(a)	1,051,878	4,565,150
Vaxcyte, Inc.(a)	133,328	4,331,827
Vera Therapeutics, Inc., Class A(a)	16,009	303,371
Veracyte, Inc.(a)	312,827	8,324,326
Verve Therapeutics, Inc.(a)	407,716	1,814,336
Viking Therapeutics, Inc.(a)(b)	141,061	3,780,435
Vir Biotechnology, Inc.(a)	400,463	1,978,287
Voyager Therapeutics, Inc.(a)	114,859	314,714
Xencor, Inc.(a)	285,341	2,282,728

		326,033,592

Broadline Retail — 0.0%
Kohl’s Corp.	62,199	505,678
Macy’s, Inc.	27,650	328,758

		834,436

Building Products — 1.2%
American Woodmark Corp.(a)	48,085	2,710,551
Apogee Enterprises, Inc.	30,085	1,162,785
Armstrong World Industries, Inc.	2,140	333,048
Gibraltar Industries, Inc.(a)	166,884	9,776,065
Griffon Corp.	163,046	11,209,413
JELD-WEN Holding, Inc.(a)	218,094	796,043
Resideo Technologies, Inc.(a)	707,968	14,654,938
Zurn Elkay Water Solutions Corp.	194,757	7,048,256

		47,691,099

Capital Markets — 3.0%
Acadian Asset Management, Inc.	207,584	6,250,354
Etoro Group Ltd., Class A(a)(b)	82,952	4,910,758
Evercore, Inc., Class A	76,923	17,806,905
Federated Hermes, Inc., Class B	161,694	6,823,487

16	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Houlihan Lokey, Inc., Class A	151,721	$26,502,624
Invesco Ltd.	609,675	8,815,901
Piper Sandler Cos	41,404	10,411,036
PJT Partners, Inc., Class A	132,053	19,895,105
SEI Investments Co.	32,411	2,763,362
Victory Capital Holdings, Inc., Class A	79,165	4,909,022
Virtu Financial, Inc., Class A	165,518	6,652,168
Virtus Investment Partners, Inc.	8,601	1,468,191

		117,208,913

Chemicals — 0.5%
Balchem Corp.	21,331	3,555,878
Huntsman Corp.	157,807	1,757,970
Minerals Technologies, Inc.	58,460	3,319,359
Mosaic Co. (The)	80,304	2,902,186
Rayonier Advanced Materials, Inc.(a)	228,018	877,869
Tronox Holdings PLC	1,404,753	7,978,997

		20,392,259

Commercial Services & Supplies — 0.9%
ABM Industries, Inc.	37,566	1,977,850
ACV Auctions, Inc., Class A(a)	116,108	1,901,849
BrightView Holdings, Inc.(a)	59,079	920,451
CoreCivic, Inc.(a)	437,208	9,601,088
GEO Group, Inc. (The)(a)	305,150	8,281,771
Healthcare Services Group, Inc.(a)	381,881	5,384,522
Steelcase, Inc., Class A	372,736	3,842,908
Tetra Tech, Inc.	104,082	3,636,625

		35,547,064

Communications Equipment — 1.1%
ADTRAN Holdings, Inc.(a)	301,908	2,424,321
Calix, Inc.(a)	350,303	16,198,011
Ciena Corp.(a)	169,534	13,572,892
CommScope Holding Co., Inc.(a)	546,094	3,298,408
NETGEAR, Inc.(a)	227,819	6,681,931

		42,175,563

Construction & Engineering — 2.8%
Argan, Inc.	11,327	2,382,068
Comfort Systems U.S.A., Inc.	48,589	23,236,718
Dycom Industries, Inc.(a)	48,149	11,070,418
Fluor Corp.(a)	244,265	10,156,539
MasTec, Inc.(a)	165,769	25,848,360
Matrix Service Co.(a)	67,511	824,984
Primoris Services Corp.	365,289	26,340,990
Sterling Infrastructure, Inc.(a)	18,408	3,460,888
Tutor Perini Corp.(a)	237,875	8,772,830

		112,093,795

Construction Materials — 0.0%
United States Lime & Minerals, Inc.	6,416	659,436

Consumer Finance — 2.0%
Encore Capital Group, Inc.(a)	89,188	3,380,225
Enova International, Inc.(a)	269,085	24,936,107
EZCORP, Inc., Class A, NVS(a)	835,862	11,242,344
FirstCash Holdings, Inc.	90,545	11,581,611
LendingClub Corp.(a)	43,213	433,427
LendingTree, Inc.(a)	53,719	1,881,239
OneMain Holdings, Inc.	213,782	11,082,459
PRA Group, Inc.(a)	322,453	4,575,608
Regional Management Corp.	120,656	3,191,351
Upstart Holdings, Inc.(a)	122,336	5,770,589

		78,074,960

Security	Shares	Value

Consumer Staples Distribution & Retail — 1.9%
Andersons, Inc. (The)	20,976	$744,858
SpartanNash Co.	67,087	1,305,513
Sprouts Farmers Market, Inc.(a)	366,710	63,389,490
United Natural Foods, Inc.(a)	323,444	9,887,683

		75,327,544

Containers & Packaging — 0.3%
Crown Holdings, Inc.	107,140	10,553,290

Distributors — 0.0%
GigaCloud Technology, Inc., Class A(a)	30,033	527,379

Diversified Consumer Services — 1.4%
American Public Education, Inc.(a)	76,163	2,243,000
Bright Horizons Family Solutions, Inc.(a)	134,967	17,437,736
Coursera, Inc.(a)	468,065	4,142,375
Frontdoor, Inc.(a)	33,934	1,866,709
Laureate Education, Inc., Class A(a)	781,118	17,575,155
OneSpaWorld Holdings Ltd.	56,889	1,072,927
Strategic Education, Inc.	20,691	1,887,640
Stride, Inc.(a)	61,753	9,348,787

		55,574,329

Diversified REITs — 0.2%
Alexander & Baldwin, Inc.	227,796	4,079,826
American Assets Trust, Inc.	177,486	3,539,071
Armada Hoffler Properties, Inc.	157,179	1,093,966
Essential Properties Realty Trust, Inc.	34,219	1,112,118

		9,824,981

Diversified Telecommunication Services — 0.5%
ATN International, Inc.	17,082	242,735
Bandwidth, Inc., Class A(a)	244,526	3,428,255
Frontier Communications Parent, Inc.(a)	18,594	673,661
IDT Corp., Class B	100,493	6,189,364
Iridium Communications, Inc.	135,361	3,438,169
Lumen Technologies, Inc.(a)	1,023,014	4,010,215

		17,982,399

Electric Utilities — 0.3%
Genie Energy Ltd., Class B	46,164	975,907
TXNM Energy, Inc.	199,145	11,289,530

		12,265,437

Electrical Equipment — 1.1%
Allient, Inc.	36,219	1,101,058
American Superconductor Corp.(a)(b)	147,398	4,165,467
Bloom Energy Corp., Class A(a)(b)	441,106	8,147,228
EnerSys	6,249	522,604
Generac Holdings, Inc.(a)	9,935	1,213,362
NEXTracker, Inc., Class A(a)	390,773	22,152,921
NuScale Power Corp., Class A(a)	64,954	2,077,878
Sensata Technologies Holding PLC	48,335	1,259,610
Sunrun, Inc.(a)	285,531	2,138,627
Vicor Corp.(a)	23,078	1,007,124

		43,785,879

Electronic Equipment, Instruments & Components — 2.9%
Badger Meter, Inc.	56,228	13,956,914
Benchmark Electronics, Inc.	210,011	7,669,602
Cognex Corp.	16,503	494,595
Fabrinet(a)(b)	70,181	16,343,050
FARO Technologies, Inc.(a)	21,592	914,853
Flex Ltd.(a)	190,451	8,056,077
Insight Enterprises, Inc.(a)	93,060	12,134,094
Itron, Inc.(a)	9,089	1,050,688
Kimball Electronics, Inc.(a)	57,220	1,035,682

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Methode Electronics, Inc.	222,217	$1,766,625
OSI Systems, Inc.(a)	17,909	3,924,041
PC Connection, Inc.	179,903	11,765,656
Plexus Corp.(a)	63,605	8,348,792
Rogers Corp.(a)	29,889	1,989,711
Sanmina Corp.(a)	111,616	9,452,759
ScanSource, Inc.(a)	76,134	3,074,291
TTM Technologies, Inc.(a)	502,030	14,990,616

		116,968,046

Energy Equipment & Services — 1.8%
Archrock, Inc.	401,216	9,990,278
Borr Drilling Ltd.(b)	259,795	454,641
ChampionX Corp.	158,778	3,821,787
Expro Group Holdings NV(a)	100,792	838,589
Helix Energy Solutions Group, Inc.(a)	259,034	1,603,421
Liberty Energy, Inc., Class A	386,548	4,480,091
Noble Corp. PLC	325,663	8,066,673
NOV, Inc.	391,942	4,703,304
Oceaneering International, Inc.(a)	337,904	6,443,829
Oil States International, Inc.(a)	519,767	2,260,987
Patterson-UTI Energy, Inc.	627,722	3,465,025
ProPetro Holding Corp.(a)	807,404	4,359,982
RPC, Inc.	119,973	532,680
Seadrill Ltd.(a)	43,839	1,017,065
Tidewater, Inc.(a)(b)	162,051	6,435,045
Transocean Ltd.(a)(b)	5,154,160	12,833,858

		71,307,255

Entertainment — 0.3%
Eros Media World PLC, Class A(a)	23,977	—
Eventbrite, Inc., Class A(a)	325,945	769,230
Marcus Corp. (The)	132,950	2,456,916
Roku, Inc., Class A(a)(b)	143,632	10,407,575

		13,633,721

Financial Services — 2.2%
Affirm Holdings, Inc., Class A(a)	28,842	1,496,900
Alerus Financial Corp.	26,018	546,638
Banco Latinoamericano de Comercio Exterior SA, Class E	152,262	6,245,787
Essent Group Ltd.	259,755	15,065,790
EVERTEC, Inc.	20,714	750,468
Mr. Cooper Group, Inc.(a)	17,323	2,243,848
NMI Holdings, Inc., Class A(a)	480,877	19,100,434
Pagseguro Digital Ltd., Class A	514,711	4,586,075
Remitly Global, Inc.(a)(b)	1,073,838	22,937,180
Repay Holdings Corp., Class A(a)	298,309	1,434,866
StoneCo Ltd., Class A(a)(b)	844,029	11,520,996
Velocity Financial, Inc.(a)	168,858	2,828,372

		88,757,354

Food Products — 0.7%
Cal-Maine Foods, Inc.	113,501	10,888,151
Fresh Del Monte Produce, Inc.	45,773	1,616,702
John B. Sanfilippo & Son, Inc.	30,037	1,866,499
Lancaster Colony Corp.	53,652	8,981,345
SunOpta, Inc.(a)	497,139	3,102,147
Vital Farms, Inc.(a)	87,852	2,797,208

		29,252,052

Gas Utilities — 0.9%
Brookfield Infrastructure Corp., Class A	139,111	5,504,622
New Jersey Resources Corp.	549,356	25,209,947

Security	Shares	Value

Gas Utilities (continued)
ONE Gas, Inc.	19,020	$1,421,935
Southwest Gas Holdings, Inc.	51,120	3,671,950

		35,808,454

Ground Transportation — 0.5%
ArcBest Corp.	35,305	2,213,270
Covenant Logistics Group, Inc., Class A	271,794	6,169,724
Lyft, Inc., Class A(a)	594,498	9,060,149
Saia, Inc.(a)	4,565	1,207,032

		18,650,175

Health Care Equipment & Supplies — 1.6%
Accuray, Inc.(a)	337,460	516,314
AngioDynamics, Inc.(a)	247,368	2,523,154
Cerus Corp.(a)	413,481	525,121
DENTSPLY SIRONA, Inc.	105,313	1,682,902
Envista Holdings Corp.(a)	135,252	2,471,054
Haemonetics Corp.(a)	65,190	4,414,015
iRadimed Corp.	61,356	3,551,285
iRhythm Technologies, Inc.(a)	45,249	6,357,484
Lantheus Holdings, Inc.(a)	62,476	4,720,687
LeMaitre Vascular, Inc.	80,172	6,590,138
LivaNova PLC(a)	39,349	1,701,844
NeuroPace, Inc.(a)	156,537	2,069,419
Novocure Ltd.(a)	390,489	7,462,245
Omnicell, Inc.(a)	164,738	5,003,093
OraSure Technologies, Inc.(a)	489,954	1,411,067
RxSight, Inc.(a)	55,131	842,953
SI-BONE, Inc.(a)	88,798	1,678,282
Surmodics, Inc.(a)	21,487	623,553
Tactile Systems Technology, Inc.(a)	107,268	1,059,808
Tandem Diabetes Care, Inc.(a)	47,901	949,398
TransMedics Group, Inc.(a)	51,538	6,551,511
Varex Imaging Corp.(a)	203,096	1,557,746

		64,263,073

Health Care Providers & Services — 4.0%
Acadia Healthcare Co., Inc.(a)	99,312	2,248,424
AdaptHealth Corp.(a)	61,795	554,919
Addus HomeCare Corp.(a)	37,160	4,121,416
agilon health, Inc.(a)	464,987	1,032,271
Alignment Healthcare, Inc.(a)	564,197	8,671,708
Aveanna Healthcare Holdings, Inc.(a)	139,722	744,718
BrightSpring Health Services, Inc.(a)(b)	178,789	4,256,966
Brookdale Senior Living, Inc.(a)	316,264	2,058,879
Castle Biosciences, Inc.(a)	218,932	3,496,344
Concentra Group Holdings Parent, Inc.	129,429	2,799,549
CorVel Corp.(a)	92,221	10,261,431
Cross Country Healthcare, Inc.(a)	50,417	664,496
Encompass Health Corp.	25,443	3,076,059
Enhabit, Inc.(a)	63,325	664,912
Ensign Group, Inc. (The)	82,447	12,141,145
Fulgent Genetics, Inc.(a)	21,751	450,681
Guardant Health, Inc.(a)	217,303	8,826,848
HealthEquity, Inc.(a)	37,453	3,768,146
Hims & Hers Health, Inc., Class A(a)	335,621	18,982,724
LifeStance Health Group, Inc.(a)	442,774	2,630,077
NeoGenomics, Inc.(a)	98,578	717,648
Option Care Health, Inc.(a)	47,101	1,539,261
Pediatrix Medical Group, Inc.(a)	106,195	1,502,659
Pennant Group, Inc. (The)(a)	21,445	615,686
Privia Health Group, Inc.(a)	807,946	18,388,851
Progyny, Inc.(a)	726,881	15,627,941
RadNet, Inc.(a)(b)	56,407	3,242,838

18	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Select Medical Holdings Corp.	923,444	$14,119,459
Universal Health Services, Inc., Class B	39,625	7,542,619
Viemed Healthcare, Inc.(a)	356,962	2,373,797

		157,122,472

Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	24,062	1,688,912
CareTrust REIT, Inc.	253,094	7,278,983
PACS Group, Inc.(a)	44,767	444,089

		9,411,984

Health Care Technology — 0.4%
Doximity, Inc., Class A(a)	91,985	4,791,499
Evolent Health, Inc., Class A(a)	91,039	678,240
Health Catalyst, Inc.(a)	263,871	1,002,710
Phreesia, Inc.(a)	345,003	8,449,123
Teladoc Health, Inc.(a)	244,916	1,694,819

		16,616,391

Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc.	71,357	827,028
Braemar Hotels & Resorts, Inc.	1,940,560	4,424,477
Chatham Lodging Trust	942,339	6,718,877
DiamondRock Hospitality Co.	316,980	2,421,727
RLJ Lodging Trust	1,475,788	10,773,252
Summit Hotel Properties, Inc.	267,357	1,171,024

		26,336,385

Hotels, Restaurants & Leisure — 1.6%
Accel Entertainment, Inc., Class A(a)	214,105	2,402,258
Brinker International, Inc.(a)	112,206	19,370,122
Dutch Bros, Inc., Class A(a)	52,979	3,825,084
El Pollo Loco Holdings, Inc.(a)	169,143	1,776,002
Everi Holdings, Inc.(a)	126,747	1,788,400
Life Time Group Holdings, Inc.(a)(b)	400,192	11,445,491
Norwegian Cruise Line Holdings Ltd.(a)	104,952	1,852,403
Rush Street Interactive, Inc., Class A(a)(b)	266,106	3,376,885
Shake Shack, Inc., Class A(a)	81,527	10,581,389
Super Group SGHC Ltd.	137,722	1,203,690
Texas Roadhouse, Inc.	24,419	4,766,833

		62,388,557

Household Durables — 1.7%
Beazer Homes U.S.A., Inc.(a)	25,107	515,196
Century Communities, Inc.	191,198	9,917,440
Champion Homes, Inc.(a)	33,185	2,170,299
Ethan Allen Interiors, Inc.	41,074	1,073,263
LGI Homes, Inc.(a)	20,351	1,019,585
M/I Homes, Inc.(a)	206,979	22,066,031
Newell Brands, Inc.	498,399	2,641,515
Taylor Morrison Home Corp., Class A(a)	240,813	13,552,956
Tri Pointe Homes, Inc.(a)	449,254	13,244,008

		66,200,293

Household Products — 0.4%
Central Garden & Pet Co.(a)	18,562	669,346
Central Garden & Pet Co., Class A, NVS(a)	238,368	7,620,625
WD-40 Co.	26,968	6,570,214

		14,860,185

Independent Power and Renewable Electricity Producers — 0.0%
Spruce Power Holding Corp.(a)	110	218

Industrial REITs — 0.5%
Americold Realty Trust, Inc.	269,571	4,466,792
First Industrial Realty Trust, Inc.	326,966	16,161,929

		20,628,721

Security	Shares	Value

Insurance — 1.7%
Ambac Financial Group, Inc.(a)	234,025	$1,832,416
AMERISAFE, Inc.	148,336	7,041,510
Crawford & Co., Class A, NVS	53,932	560,354
Donegal Group, Inc., Class A	109,797	2,217,899
eHealth, Inc.(a)	184,051	754,609
Globe Life, Inc.	56,940	6,939,278
Goosehead Insurance, Inc., Class A	6,149	665,691
Hanover Insurance Group, Inc. (The)	35,778	6,296,213
Heritage Insurance Holdings, Inc.(a)	28,973	708,969
Mercury General Corp.	53,734	3,464,768
Oscar Health, Inc., Class A(a)(b)	470,039	6,486,538
Palomar Holdings, Inc.(a)	51,029	8,749,943
Reinsurance Group of America, Inc.	15,985	3,249,591
Root, Inc., Class A(a)	2,062	270,101
Selectquote, Inc.(a)	291,706	633,002
Stewart Information Services Corp.	145,727	8,793,167
Tiptree, Inc.	34,434	763,746
United Fire Group, Inc.	72,134	2,052,212
Universal Insurance Holdings, Inc.	174,437	4,734,220

		66,214,227

Interactive Media & Services — 1.3%
EverQuote, Inc., Class A(a)	310,473	7,156,403
Grindr, Inc.(a)(b)	435,171	10,626,876
MediaAlpha, Inc., Class A(a)	424,843	4,333,399
Nextdoor Holdings, Inc., Class A(a)	548,142	838,657
QuinStreet, Inc.(a)	476,018	7,268,795
Shutterstock, Inc.	118,416	2,184,775
TrueCar, Inc.(a)	272,299	394,833
Yelp, Inc.(a)	343,505	13,111,586
ZipRecruiter, Inc., Class A(a)(b)	921,834	5,503,349

		51,418,673

IT Services — 0.3%
ASGN, Inc.(a)	38,426	2,029,277
Backblaze, Inc., Class A(a)	55,947	318,898
Fastly, Inc., Class A(a)	174,446	1,269,967
Grid Dynamics Holdings, Inc., Class A(a)	55,305	692,972
Hackett Group, Inc. (The)	177,075	4,341,879
Kyndryl Holdings, Inc.(a)	8,267	322,744
Unisys Corp.(a)	188,302	898,200

		9,873,937

Leisure Products — 0.1%
Mattel, Inc.(a)	68,058	1,289,018
Peloton Interactive, Inc., Class A(a)(b)	519,116	3,685,724

		4,974,742

Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class A(a)	154,448	1,471,889
AbCellera Biologics, Inc.(a)(b)	349,412	705,812
Adaptive Biotechnologies Corp.(a)	780,484	7,430,208
Codexis, Inc.(a)	532,849	1,225,553
CryoPort, Inc.(a)	110,838	666,136
Harvard Bioscience, Inc.(a)	307	143
MaxCyte, Inc.(a)	402,595	958,176
Personalis, Inc.(a)	614,931	2,847,131
Seer, Inc., Class A(a)(b)	314,668	604,163

		15,909,211

Machinery — 2.7%
Alamo Group, Inc.	8,612	1,705,521
Atmus Filtration Technologies, Inc.	294,570	10,610,411
Chart Industries, Inc.(a)	21,779	3,416,254
Energy Recovery, Inc.(a)	268,442	3,385,054

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Enpro, Inc.	6,928	$1,282,650
Federal Signal Corp.	20,628	1,940,476
Flowserve Corp.	345,520	17,244,903
Greenbrier Cos., Inc. (The)	81,449	3,670,906
ITT, Inc.	55,984	8,427,831
Manitowoc Co., Inc. (The)(a)	451,065	4,740,693
Miller Industries, Inc.	11,905	539,654
Mueller Industries, Inc.	154,602	12,038,858
Shyft Group, Inc. (The)	191,324	2,006,989
SPX Technologies, Inc.(a)	85,392	12,987,269
Watts Water Technologies, Inc., Class A	45,554	11,029,535
Worthington Enterprises, Inc.	188,307	11,093,165

		106,120,169

Marine Transportation — 0.3%
Genco Shipping & Trading Ltd.	288,280	3,816,827
Matson, Inc.	78,998	8,914,924

		12,731,751

Media — 0.7%
Entravision Communications Corp., Class A	307,587	636,705
EW Scripps Co. (The), Class A(a)	185,240	411,233
Gambling.com Group Ltd.(a)(b)	72,573	855,636
Gray Media, Inc.	196,087	778,465
Integral Ad Science Holding Corp.(a)	293,680	2,390,555
Magnite, Inc.(a)	128,036	2,094,669
New York Times Co. (The), Class A	193,754	11,067,229
Paramount Global, Class B, NVS	74,259	898,534
PubMatic, Inc., Class A(a)(b)	83,552	977,558
TEGNA, Inc.	115,061	1,923,820
Thryv Holdings, Inc.(a)(b)	289,149	3,845,682
Townsquare Media, Inc., Class A	77	531

		25,880,617

Metals & Mining — 2.8%
Alcoa Corp.	193,450	5,178,656
Alpha Metallurgical Resources, Inc.(a)	102,077	11,436,707
Carpenter Technology Corp.	70,515	16,571,025
Century Aluminum Co.(a)	444,078	6,878,768
Cleveland-Cliffs, Inc.(a)(b)	1,425,968	8,313,393
Coeur Mining, Inc.(a)	1,026,698	8,295,720
Compass Minerals International, Inc.(a)	196,914	3,782,718
Constellium SE, Class A(a)	305,718	3,711,416
Hecla Mining Co.	426,612	2,192,786
i-80 Gold Corp.(a)	531,838	267,568
Kaiser Aluminum Corp.	136,850	9,933,941
Materion Corp.	59,849	4,634,108
Novagold Resources, Inc.(a)	669,832	2,397,998
Olympic Steel, Inc.	248,329	7,362,955
Piedmont Lithium, Inc.(a)(b)	100,433	620,676
Radius Recycling, Inc., Class A	112,398	3,328,105
Ramaco Resources, Inc., Class A	359,819	3,252,764
Ramaco Resources, Inc., Class B	3,320	24,738
Ryerson Holding Corp.	136,607	2,835,961
SSR Mining, Inc.(a)	39,390	465,984
SunCoke Energy, Inc.	889,097	7,237,250
Tredegar Corp.(a)	72,228	605,271

		109,328,508

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
TPG RE Finance Trust, Inc.	185,925	1,427,904

Multi-Utilities — 1.1%
Avista Corp.	332,586	12,807,887
Black Hills Corp.	163,286	9,547,332

Security	Shares	Value

Multi-Utilities (continued)
Northwestern Energy Group, Inc.	332,618	$18,403,754
Unitil Corp.	19,169	1,051,036

		41,810,009

Office REITs — 0.3%
Brandywine Realty Trust	134,887	570,572
COPT Defense Properties	335,676	9,214,306
Piedmont Office Realty Trust, Inc., Class A	260,872	1,857,409

		11,642,287

Oil, Gas & Consumable Fuels — 2.3%
Antero Resources Corp.(a)	28,830	1,079,683
California Resources Corp.	132,627	5,858,135
Chord Energy Corp.	123,159	11,084,310
Civitas Resources, Inc.	112,232	3,071,790
Delek U.S. Holdings, Inc.	39,615	762,589
Dorian LPG Ltd.	44,632	955,571
Encore Energy Corp.(a)(b)	198,939	399,867
Energy Fuels, Inc.(a)(b)	150,462	735,759
Evolution Petroleum Corp.	217,373	976,005
HF Sinclair Corp.	10,715	387,133
International Seaways, Inc.	47,341	1,753,984
Matador Resources Co.	221,331	9,519,446
Murphy Oil Corp.	342,375	7,165,909
Par Pacific Holdings, Inc.(a)	534,679	11,543,720
PBF Energy, Inc., Class A	408,286	7,777,848
Plains GP Holdings LP, Class A	457,206	8,046,826
REX American Resources Corp.(a)	66,805	2,815,163
Scorpio Tankers, Inc.	93,225	3,704,761
SM Energy Co.	582,009	13,630,651

		91,269,150

Passenger Airlines — 0.9%
Alaska Air Group, Inc.(a)	238,153	12,129,132
SkyWest, Inc.(a)	208,854	21,188,238
Sun Country Airlines Holdings, Inc.(a)	216,387	2,505,762

		35,823,132

Personal Care Products — 0.3%
BellRing Brands, Inc.(a)	199,055	12,530,512

Pharmaceuticals — 2.2%
Arvinas, Inc.(a)	236,760	1,704,672
Atea Pharmaceuticals, Inc.(a)	672,825	1,998,290
Axsome Therapeutics, Inc.(a)	81,973	8,620,281
Collegium Pharmaceutical, Inc.(a)(b)	154,253	4,494,932
Corcept Therapeutics, Inc.(a)	198,814	15,420,014
Edgewise Therapeutics, Inc.(a)(b)	136,794	1,953,418
Evolus, Inc.(a)	64,865	596,109
Fulcrum Therapeutics, Inc.(a)	129,124	887,728
Harmony Biosciences Holdings, Inc.(a)	180,598	6,230,631
Nektar Therapeutics(a)	1,008,152	730,406
Nuvation Bio, Inc., Class A(a)(b)	605,107	1,282,827
Pacira BioSciences, Inc.(a)	271,207	7,007,989
Phibro Animal Health Corp., Class A	56,214	1,372,746
Prestige Consumer Healthcare, Inc.(a)	110,413	9,459,082
Rafael Holdings, Inc., Class B(a)	220	315
Scilex Holding Co.(a)(b)	12,289	62,920
Supernus Pharmaceuticals, Inc.(a)(b)	382,726	12,132,414
Tarsus Pharmaceuticals, Inc.(a)	155,744	6,689,205
Theravance Biopharma, Inc.(a)	158,859	1,455,148
Trevi Therapeutics, Inc.(a)	793,269	5,164,181
Xeris Biopharma Holdings, Inc.(a)	191,086	943,965

		88,207,273

20	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 2.7%
CACI International, Inc., Class A(a)(b)	21,524	$9,212,272
Conduent, Inc.(a)	338,144	757,443
CRA International, Inc.	11,595	2,203,630
CSG Systems International, Inc.	12,139	801,902
ExlService Holdings, Inc.(a)	648,434	29,821,480
Franklin Covey Co.(a)	81,480	1,905,002
Heidrick & Struggles International, Inc.	17,174	749,817
Huron Consulting Group, Inc.(a)	2,432	347,363
IBEX Holdings Ltd.(a)	65,456	1,884,478
ICF International, Inc.	84,050	7,221,576
KBR, Inc.	51,470	2,686,219
Kelly Services, Inc., Class A, NVS	122,273	1,433,040
Kforce, Inc.	32,807	1,338,526
Legalzoom.com, Inc.(a)	630,164	5,753,397
ManpowerGroup, Inc.	476,036	19,969,710
Maximus, Inc.	60,429	4,381,707
NV5 Global, Inc.(a)	269,234	5,950,071
Parsons Corp.(a)	24,490	1,587,932
Resources Connection, Inc.	152,234	793,900
ShiftPixy, Inc.(a)(c)	1	—
TriNet Group, Inc.	66,976	5,573,073
Willdan Group, Inc.(a)	25,965	1,403,408

		105,775,946

Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.(a)	400,144	1,396,503
Compass, Inc., Class A(a)	367,601	2,172,522
Forestar Group, Inc.(a)	39,635	759,010
FRP Holdings, Inc.(a)	58,636	1,590,208
RMR Group, Inc. (The), Class A	184,320	2,783,232
St. Joe Co. (The)	206,970	9,253,629

		17,955,104

Residential REITs — 0.2%
Bluerock Homes Trust, Inc., Class A	77	795
Elme Communities	96,372	1,547,734
NexPoint Residential Trust, Inc.	131,189	4,460,426
Veris Residential, Inc.	228,450	3,472,440

		9,481,395

Retail REITs — 1.8%
Agree Realty Corp.	165,715	12,478,339
Brixmor Property Group, Inc.	731,266	18,581,469
NETSTREIT Corp.	294,598	4,743,028
NNN REIT, Inc.	479,068	20,005,880
Saul Centers, Inc.	10,171	342,559
Tanger, Inc.	334,921	9,980,646
Urban Edge Properties	380,042	6,901,563

		73,033,484

Semiconductors & Semiconductor Equipment — 2.5%
ACM Research, Inc., Class A(a)	99,537	2,244,559
Ambarella, Inc.(a)	167,584	8,821,622
Axcelis Technologies, Inc.(a)(b)	63,314	3,567,111
Credo Technology Group Holding Ltd.(a)	345,664	21,071,677
Diodes, Inc.(a)	108,094	4,799,374
Ichor Holdings Ltd.(a)	62,663	988,822
Impinj, Inc.(a)	33,660	3,840,269
inTEST Corp.(a)	35,226	213,117
Lattice Semiconductor Corp.(a)(b)	40,368	1,814,138
MaxLinear, Inc.(a)	248,564	2,831,144
Onto Innovation, Inc.(a)	63,492	5,837,455
Power Integrations, Inc.	70,741	3,517,950
Rambus, Inc.(a)	228,506	12,218,216
Semtech Corp.(a)	117,384	4,381,945

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc.(a)	15,791	$1,903,289
SiTime Corp.(a)	57,102	11,195,989
Synaptics, Inc.(a)	173,746	10,209,315

		99,455,992

Software — 6.7%
8x8, Inc.(a)	662,356	1,086,264
ACI Worldwide, Inc.(a)	318,282	14,723,725
Alarm.com Holdings, Inc.(a)	266,771	15,312,655
Amplitude, Inc., Class A(a)	370,075	4,585,229
Asana, Inc., Class A(a)	241,448	4,324,334
Aurora Innovation, Inc., Class A(a)	925,002	5,605,512
Bit Digital, Inc.(a)(b)	830,901	1,960,926
Box, Inc., Class A(a)(b)	302,760	11,450,383
Braze, Inc., Class A(a)	154,016	5,667,789
C3.ai, Inc., Class A(a)(b)	157,645	4,191,781
Cleanspark, Inc.(a)(b)	116,248	1,003,220
Clear Secure, Inc., Class A	70,773	1,751,632
Clearwater Analytics Holdings, Inc., Class A(a)	539,126	12,453,811
Commvault Systems, Inc.(a)	30,451	5,577,101
Confluent, Inc., Class A(a)	166,784	3,841,036
Domo, Inc., Class B(a)	258,816	3,286,963
D-Wave Quantum, Inc.(a)(b)	146,463	2,391,741
Elastic NV(a)	293,160	23,707,849
Five9, Inc.(a)	133,027	3,526,546
Freshworks, Inc., Class A(a)	418,817	6,395,336
Gitlab, Inc., Class A(a)(b)	89,352	4,066,409
Intapp, Inc.(a)	25,046	1,380,536
InterDigital, Inc.	36,927	8,022,760
JFrog Ltd.(a)	66,547	2,857,528
LiveRamp Holdings, Inc.(a)	299,203	9,748,034
MARA Holdings, Inc.(a)	97,682	1,379,270
Olo, Inc., Class A(a)	322,297	2,807,207
Ooma, Inc.(a)	442,886	6,045,394
Pagaya Technologies Ltd., Class A(a)(b)	130,978	2,153,278
PROS Holdings, Inc.(a)	276,052	4,855,755
Q2 Holdings, Inc.(a)	110,250	9,649,080
Qualys, Inc.(a)	111,533	15,452,897
Rapid7, Inc.(a)	46,394	1,064,742
RingCentral, Inc., Class A(a)(b)	296,580	7,690,319
Riot Platforms, Inc.(a)(b)	143,455	1,157,682
Rubrik, Inc., Class A(a)	12,837	1,224,008
SEMrush Holdings, Inc., Class A(a)	210,729	2,073,573
Tenable Holdings, Inc.(a)	239,614	7,720,363
Upland Software, Inc.(a)	146,742	316,963
Varonis Systems, Inc.(a)	223,950	10,677,936
Verint Systems, Inc.(a)	247,205	4,335,976
Workiva, Inc., Class A(a)	243,108	16,358,737
Zeta Global Holdings Corp., Class A(a)	813,568	10,690,283

		264,572,563

Specialized REITs — 1.5%
CubeSmart	1,180,106	50,461,332
Four Corners Property Trust, Inc.	287,172	7,928,819

		58,390,151

Specialty Retail — 3.7%
1-800-Flowers.com, Inc., Class A(a)(b)	207,688	1,021,825
Abercrombie & Fitch Co., Class A(a)	94,198	7,393,601
America’s Car-Mart, Inc.(a)	20,752	1,032,619
Asbury Automotive Group, Inc.(a)(b)	13,505	3,077,925
AutoNation, Inc.(a)	4,693	862,808
Bath & Body Works, Inc.	190,502	5,356,916
Boot Barn Holdings, Inc.(a)	61,641	9,881,669

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Camping World Holdings, Inc., Class A	17,754	$288,680
CarParts.com, Inc.(a)	170,354	149,554
Carvana Co., Class A(a)	11,323	3,704,433
Chewy, Inc., Class A(a)	79,162	3,582,080
Conn’s, Inc.(a)(b)	224,237	—
Five Below, Inc.(a)	93,483	10,897,313
Floor & Decor Holdings, Inc., Class A(a)	11,768	843,648
Foot Locker, Inc.(a)	130,258	3,094,930
Gap, Inc. (The)	67,625	1,508,714
Genesco, Inc.(a)	31,923	693,687
Group 1 Automotive, Inc.	35,262	14,948,267
Haverty Furniture Cos., Inc.	116,853	2,449,239
Lands’ End, Inc.(a)	77,609	653,468
Lithia Motors, Inc., Class A	12,960	4,107,154
Lulu’s Fashion Lounge Holdings, Inc.(a)	163	67
National Vision Holdings, Inc.(a)	300,608	5,955,044
Penske Automotive Group, Inc.	32,187	5,284,462
Petco Health & Wellness Co., Inc.(a)	317,613	1,165,640
RealReal, Inc. (The)(a)(b)	201,719	1,139,712
Revolve Group, Inc., Class A(a)	433,306	8,926,104
RH(a)	28,064	5,082,671
Sonic Automotive, Inc., Class A	61,615	4,308,737
Stitch Fix, Inc., Class A(a)	969,841	4,286,697
Upbound Group, Inc.	246,505	5,654,825
Urban Outfitters, Inc.(a)	94,469	6,603,383
Victoria’s Secret & Co.(a)	144,050	3,055,300
Warby Parker, Inc., Class A(a)	329,599	6,977,611
Wayfair, Inc., Class A(a)	151,744	6,257,923
Winmark Corp.	9,709	4,124,577
Zumiez, Inc.(a)	262,529	3,278,987

		147,650,270

Technology Hardware, Storage & Peripherals — 0.2%
IonQ, Inc.(a)(b)	208,342	8,404,516

Textiles, Apparel & Luxury Goods — 0.6%
G-III Apparel Group Ltd.(a)	351,465	10,210,058
Ralph Lauren Corp., Class A	33,926	9,391,056
Unifi, Inc.(a)	38,167	191,598
VF Corp.	333,140	4,150,925

		23,943,637

Tobacco — 0.1%
Turning Point Brands, Inc.	74,735	5,554,305

Trading Companies & Distributors — 2.0%
BlueLinx Holdings, Inc.(a)	62,208	4,162,959
Boise Cascade Co.	222,862	19,362,251
DNOW, Inc.(a)	853,808	12,311,911
FTAI Aviation Ltd.	157,071	18,400,868
GATX Corp.	17,540	2,793,070
Global Industrial Co.	15,408	401,378
H&E Equipment Services, Inc.	33,707	3,190,031
Herc Holdings, Inc.	37,306	4,625,944
McGrath RentCorp	39,022	4,385,292
MRC Global, Inc.(a)	78,017	968,191
Rush Enterprises, Inc., Class A	152,554	7,574,306
Xometry, Inc., Class A(a)(b)	52,356	1,735,601

		79,911,802

Security	Shares	Value

Water Utilities — 0.1%
California Water Service Group	49,237	$2,326,448
H2O America	61,042	3,203,484

		5,529,932

Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	25,508	413,230
Telephone & Data Systems, Inc.	97,056	3,334,844

		3,748,074

Total Common Stocks — 98.8% (Cost: $3,792,858,361)		3,917,923,109

Rights

Biotechnology — 0.0%
Albireo Pharma Inc., CVR(a)(b)(c)	28,456	99,596
Chinook Therapeutics, Inc., CVR(a)(c)	35,990	5,758
Flexion Therapeutics, Inc., CVR(a)(c)	73,745	20,649
Jounce Therapeutics, Inc., CVR(a)	10,334	90
Poseida Therapeutics, Inc., CVR(a)(c)	104,999	145,949

		272,042

Health Care Providers & Services — 0.0%
Surface Oncology, Inc., CVR(a)	58,721	5,515

Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(a)(c)	72,036	77,079

Total Rights — 0.0% (Cost: $ —)		354,636

Total Long-Term Investments — 98.8% (Cost: $3,792,858,361)		3,918,277,745

Short-Term Securities

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	126,783,679	126,834,392
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(d)(e)	41,068,103	41,068,103

Total Short-Term Securities — 4.2% (Cost: $167,892,974)		167,902,495

Total Investments — 103.0% (Cost: $3,960,751,335)		4,086,180,240

Liabilities in Excess of Other Assets — (3.0)%		(119,023,340)

Net Assets — 100.0%		$3,967,156,900

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

22	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Small Cap Core Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$153,856,296	$—		$(27,035,366	)(a)	$3,941	$9,521	$126,834,392	126,783,679	$432,236	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	34,625,874	6,442,229	(a)	—		—	—	41,068,103	41,068,103	1,916,253		—

						$3,941	$9,521	$167,902,495		$2,348,489		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	447	06/20/25	$46,227	$262,930

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$262,930	$—	$—	$—	$262,930

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(3,406,621)	$—	$—	$—	$(3,406,621)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$291,006	$—	$—	$—	$291,006

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Small Cap Core Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$45,380,018

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$77,754,596	$—	$—	$77,754,596
Air Freight & Logistics	580,149	—	—	580,149
Automobile Components	50,528,074	—	—	50,528,074
Automobiles	3,222,570	—	—	3,222,570
Banks	369,700,431	5,993	—	369,706,424
Beverages	8,804,332	—	—	8,804,332
Biotechnology	326,033,592	—	—	326,033,592
Broadline Retail	834,436	—	—	834,436
Building Products	47,691,099	—	—	47,691,099
Capital Markets	117,208,913	—	—	117,208,913
Chemicals	20,392,259	—	—	20,392,259
Commercial Services & Supplies	35,547,064	—	—	35,547,064
Communications Equipment	42,175,563	—	—	42,175,563
Construction & Engineering	112,093,795	—	—	112,093,795
Construction Materials	659,436	—	—	659,436
Consumer Finance	78,074,960	—	—	78,074,960
Consumer Staples Distribution & Retail	75,327,544	—	—	75,327,544
Containers & Packaging	10,553,290	—	—	10,553,290
Distributors	527,379	—	—	527,379
Diversified Consumer Services	55,574,329	—	—	55,574,329
Diversified REITs	9,824,981	—	—	9,824,981
Diversified Telecommunication Services	17,982,399	—	—	17,982,399
Electric Utilities	12,265,437	—	—	12,265,437
Electrical Equipment	43,785,879	—	—	43,785,879
Electronic Equipment, Instruments & Components	116,968,046	—	—	116,968,046
Energy Equipment & Services	71,307,255	—	—	71,307,255
Entertainment	13,633,721	—	—	13,633,721
Financial Services	88,757,354	—	—	88,757,354
Food Products	29,252,052	—	—	29,252,052
Gas Utilities	35,808,454	—	—	35,808,454
Ground Transportation	18,650,175	—	—	18,650,175
Health Care Equipment & Supplies	64,263,073	—	—	64,263,073
Health Care Providers & Services	157,122,472	—	—	157,122,472
Health Care REITs	9,411,984	—	—	9,411,984
Health Care Technology	16,616,391	—	—	16,616,391
Hotel & Resort REITs	26,336,385	—	—	26,336,385
Hotels, Restaurants & Leisure	62,388,557	—	—	62,388,557
Household Durables	66,200,293	—	—	66,200,293
Household Products	14,860,185	—	—	14,860,185
Independent Power and Renewable Electricity Producers	218	—	—	218
Industrial REITs	20,628,721	—	—	20,628,721
Insurance	66,214,227	—	—	66,214,227
Interactive Media & Services	51,418,673	—	—	51,418,673
IT Services	9,873,937	—	—	9,873,937
Leisure Products	4,974,742	—	—	4,974,742
Life Sciences Tools & Services	15,909,211	—	—	15,909,211

24	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Small Cap Core Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Machinery	$106,120,169	$—	$—	$106,120,169
Marine Transportation	12,731,751	—	—	12,731,751
Media	25,880,617	—	—	25,880,617
Metals & Mining	109,328,508	—	—	109,328,508
Mortgage Real Estate Investment Trusts (REITs)	1,427,904	—	—	1,427,904
Multi-Utilities	41,810,009	—	—	41,810,009
Office REITs	11,642,287	—	—	11,642,287
Oil, Gas & Consumable Fuels	91,269,150	—	—	91,269,150
Passenger Airlines	35,823,132	—	—	35,823,132
Personal Care Products	12,530,512	—	—	12,530,512
Pharmaceuticals	88,207,273	—	—	88,207,273
Professional Services	105,775,946	—	—	105,775,946
Real Estate Management & Development	17,955,104	—	—	17,955,104
Residential REITs	9,481,395	—	—	9,481,395
Retail REITs	73,033,484	—	—	73,033,484
Semiconductors & Semiconductor Equipment	99,455,992	—	—	99,455,992
Software	264,572,563	—	—	264,572,563
Specialized REITs	58,390,151	—	—	58,390,151
Specialty Retail	147,650,270	—	—	147,650,270
Technology Hardware, Storage & Peripherals	8,404,516	—	—	8,404,516
Textiles, Apparel & Luxury Goods	23,943,637	—	—	23,943,637
Tobacco	5,554,305	—	—	5,554,305
Trading Companies & Distributors	79,911,802	—	—	79,911,802
Water Utilities	5,529,932	—	—	5,529,932
Wireless Telecommunication Services	3,748,074	—	—	3,748,074
Rights	—	5,605	349,031	354,636

Short-Term Securities
Money Market Funds	167,902,495	—	—	167,902,495

	$4,085,819,611	$11,598	$349,031	$4,086,180,240

Derivative Financial Instruments(a)
Assets
Equity Contracts	$262,930	$—	$—	$262,930

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments May 31, 2025	BlackRock Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Lockheed Martin Corp.	79,093	$38,152,881

Air Freight & Logistics — 1.1%
Expeditors International of Washington, Inc.	140,820	15,874,639
FedEx Corp.	78,452	17,110,381

		32,985,020

Automobile Components — 0.7%
BorgWarner, Inc.	682,630	22,588,227

Automobiles — 1.4%
Tesla, Inc.(a)	125,189	43,372,981

Banks — 4.0%
Bank of America Corp.	1,177,229	51,951,116
JPMorgan Chase & Co.	139,667	36,872,088
PNC Financial Services Group, Inc. (The)	177,544	30,858,922

		119,682,126

Beverages — 0.3%
Coca-Cola Co. (The)	136,751	9,859,747

Biotechnology — 3.1%
AbbVie, Inc.	157,245	29,264,867
Biogen, Inc.(a)	116,447	15,113,656
BioMarin Pharmaceutical, Inc.(a)	224,253	13,022,372
Natera, Inc.(a)	65,187	10,281,946
Regeneron Pharmaceuticals, Inc.	31,539	15,462,941
United Therapeutics Corp.(a)	28,410	9,058,528

		92,204,310

Broadline Retail — 4.1%
Amazon.com, Inc.(a)	611,201	125,302,317

Capital Markets — 5.9%
Charles Schwab Corp. (The)	494,968	43,725,473
CME Group, Inc., Class A	54,344	15,705,416
Intercontinental Exchange, Inc.	138,489	24,900,322
Invesco Ltd.	637,615	9,219,913
Moody’s Corp.	82,202	39,401,063
Morgan Stanley	346,441	44,354,841

		177,307,028

Commercial Services & Supplies — 1.1%
Cintas Corp.	149,560	33,875,340

Communications Equipment — 0.6%
Motorola Solutions, Inc.	46,704	19,399,908

Construction & Engineering — 1.1%
Comfort Systems U.S.A., Inc.	29,219	13,973,403
MasTec, Inc.(a)	126,485	19,722,806

		33,696,209

Consumer Staples Distribution & Retail — 3.4%
Costco Wholesale Corp.	45,709	47,545,588
Walmart, Inc.	555,398	54,828,890

		102,374,478

Containers & Packaging — 0.7%
Packaging Corp. of America	106,569	20,585,934

Electric Utilities — 1.2%
Entergy Corp.	435,074	36,232,963

Electrical Equipment — 0.8%
Eaton Corp. PLC	70,804	22,671,441

Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp., Class A	222,426	20,002,770

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	429,565	$21,302,128
Flex Ltd.(a)	118,582	5,016,019

		46,320,917

Energy Equipment & Services — 0.4%
Halliburton Co.	605,675	11,865,173

Entertainment — 1.5%
Netflix, Inc.(a)	24,164	29,171,506
Walt Disney Co. (The)	153,750	17,379,900

		46,551,406

Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B(a)	39,217	19,763,799
Mastercard, Inc., Class A	25,406	14,877,754
Visa, Inc., Class A	69,395	25,342,360

		59,983,913

Ground Transportation — 0.7%
Uber Technologies, Inc.(a)	243,720	20,511,475

Health Care Equipment & Supplies — 2.6%
Boston Scientific Corp.(a)	342,133	36,012,920
Medtronic PLC	513,571	42,616,121

		78,629,041

Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	249,074	38,466,988
Centene Corp.(a)	175,665	9,914,533
UnitedHealth Group, Inc.	70,309	21,226,990

		69,608,511

Health Care REITs — 0.9%
Ventas, Inc.	433,410	27,859,595

Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	51	372

Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.	5,149	28,416,971
DoorDash, Inc., Class A(a)	27,960	5,833,854
Yum! Brands, Inc.	99,965	14,388,962

		48,639,787

Household Durables — 0.6%
DR Horton, Inc.	67,715	7,994,433
Toll Brothers, Inc.	110,265	11,495,126

		19,489,559

Household Products — 0.9%
Colgate-Palmolive Co.	296,578	27,563,959

Insurance — 1.8%
Progressive Corp. (The)	49,375	14,068,419
Travelers Cos., Inc. (The)	142,155	39,192,133

		53,260,552

Interactive Media & Services — 7.0%
Alphabet, Inc., Class A	452,007	77,627,682
Alphabet, Inc., Class C, NVS	267,858	46,299,255
Meta Platforms, Inc., Class A	136,799	88,575,985

		212,502,922

Machinery — 1.7%
Flowserve Corp.	455,469	22,732,458
Parker-Hannifin Corp.	44,459	29,551,897

		52,284,355

26	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 0.8%
Comcast Corp., Class A	644,038	$22,264,394
Fox Corp., Class B	7,459	375,038

		22,639,432

Metals & Mining — 0.4%
Nucor Corp.	98,373	10,758,071

Oil, Gas & Consumable Fuels — 3.0%
Cheniere Energy, Inc.	105,730	25,056,953
Devon Energy Corp.	849,337	25,700,938
Targa Resources Corp.	95,324	15,054,519
Williams Cos., Inc. (The)	395,242	23,916,093

		89,728,503

Passenger Airlines — 0.4%
Delta Air Lines, Inc.	225,874	10,930,043

Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	448,848	21,670,381
Eli Lilly & Co.	45,893	33,853,889
Merck & Co., Inc.	359,658	27,636,121
Pfizer, Inc.	1,520,287	35,711,542

		118,871,933

Retail REITs — 0.8%
Simon Property Group, Inc.	140,481	22,908,237

Semiconductors & Semiconductor Equipment — 10.9%
Advanced Micro Devices, Inc.(a)	155,532	17,222,058
Broadcom, Inc.	258,416	62,554,761
Lam Research Corp.	343,050	27,715,010
Marvell Technology, Inc.	264,220	15,903,402
NVIDIA Corp.	1,314,340	177,606,764
QUALCOMM, Inc.	126,182	18,321,626
Texas Instruments, Inc.	57,183	10,455,912

		329,779,533

Software — 11.8%
Adobe, Inc.(a)	58,598	24,323,444
Autodesk, Inc.(a)	110,061	32,591,263
Elastic NV(a)	162,441	13,136,604
Fair Isaac Corp.(a)	5,276	9,107,853
InterDigital, Inc.	6	1,304

Security	Shares	Value

Software (continued)
Intuit, Inc.	16,370	$12,334,304
Microsoft Corp.	455,217	209,563,698
Palantir Technologies, Inc., Class A(a)	120,612	15,894,249
SailPoint, Inc.(a)	35,225	620,665
Salesforce, Inc.	114,255	30,319,849
ServiceNow, Inc.(a)	8,202	8,292,960

		356,186,193

Specialized REITs — 1.1%
Equinix, Inc.	38,542	34,256,901

Specialty Retail — 1.8%
Home Depot, Inc. (The)	151,366	55,746,584

Technology Hardware, Storage & Peripherals — 5.7%
Apple Inc.	864,300	173,594,655

Textiles, Apparel & Luxury Goods — 0.7%
Ralph Lauren Corp., Class A	76,378	21,142,194

Tobacco — 1.3%
Philip Morris International, Inc.	213,753	38,601,654

Total Long-Term Investments — 98.9% (Cost: $2,059,256,417)		2,990,506,380

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(b)(c)	29,457,388	29,457,388

Total Short-Term Securities — 1.0% (Cost: $29,457,388)		29,457,388

Total Investments — 99.9% (Cost: $2,088,713,805)		3,019,963,768

Other Assets Less Liabilities — 0.1%		2,036,280

Net Assets — 100.0%		$3,022,000,048

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Large Cap Core Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$7,654,832	$—		$(7,649,662	)(b)	$(5,350)	$180	$—	—	$13,820	(c)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	25,852,986	3,604,402	(b)	—		—	—	29,457,388	29,457,388	1,296,740		—

						$(5,350)	$180	$29,457,388		$1,310,560		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	103	06/20/25	$30,467	$2,224,979

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,224,979	$—	$—	$—	$2,224,979

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$214,457	$—	$—	$—	$214,457

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,423,821	$—	$—	$—	$1,423,821

28	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Large Cap Core Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$31,917,228

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,990,506,380	$—	$—	$2,990,506,380

Short-Term Securities
Money Market Funds	29,457,388	—	—	29,457,388

	$3,019,963,768	$—	$—	$3,019,963,768

Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,224,979	$—	$—	$2,224,979

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments May 31, 2025	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
Curtiss-Wright Corp.	744	$327,442
General Dynamics Corp.	7,978	2,221,793
General Electric Co.	7,238	1,779,896
HEICO Corp., Class A	11,415	2,692,114
Lockheed Martin Corp.	12,626	6,090,530
Northrop Grumman Corp.	2,256	1,093,641
RTX Corp.	38,989	5,321,219

		19,526,635

Air Freight & Logistics — 1.5%
Expeditors International of Washington, Inc.	15,819	1,783,276
FedEx Corp.	18,503	4,035,504
United Parcel Service, Inc., Class B	38,613	3,766,312

		9,585,092

Automobile Components — 0.5%
BorgWarner, Inc.	101,684	3,364,724

Automobiles — 0.3%
General Motors Co.	43,319	2,149,056

Banks — 8.2%
Bank of America Corp.	326,388	14,403,503
Citigroup, Inc.	108,579	8,178,170
Citizens Financial Group, Inc.	36,060	1,455,021
FNB Corp.	21,898	303,725
Huntington Bancshares, Inc.	26,192	409,381
JPMorgan Chase & Co.	67,756	17,887,584
PNC Financial Services Group, Inc. (The)	49,147	8,542,240

		51,179,624

Beverages — 0.8%
Coca-Cola Co. (The)	51,524	3,714,880
Keurig Dr. Pepper, Inc.	41,494	1,397,103

		5,111,983

Biotechnology — 3.7%
AbbVie, Inc.	26,684	4,966,159
Amgen, Inc.	1,148	330,831
Biogen, Inc.(a)	28,671	3,721,209
BioMarin Pharmaceutical, Inc.(a)	43,333	2,516,347
Gilead Sciences, Inc.	42,217	4,647,247
Incyte Corp.(a)	11,777	766,212
Ionis Pharmaceuticals, Inc.(a)	6,426	215,335
Moderna, Inc.(a)	3,602	95,669
Natera, Inc.(a)	6,886	1,086,129
Regeneron Pharmaceuticals, Inc.	5,623	2,756,845
Sarepta Therapeutics, Inc.(a)	10,939	411,306
Ultragenyx Pharmaceutical, Inc.(a)	9,552	325,055
United Therapeutics Corp.(a)	3,880	1,237,138

		23,075,482

Broadline Retail — 0.2%
Amazon.com, Inc.(a)	5,498	1,127,145

Building Products — 0.5%
Allegion PLC	603	86,048
Armstrong World Industries, Inc.	3,069	477,629
Johnson Controls International PLC	11,216	1,136,966
Owens Corning	2,371	317,595
Trane Technologies PLC	3,141	1,351,478

		3,369,716

Capital Markets — 7.5%
Blackstone, Inc., Class A	478	66,327
Cboe Global Markets, Inc.	2,450	561,344

Security	Shares	Value

Capital Markets (continued)
Charles Schwab Corp. (The)	98,536	$8,704,670
CME Group, Inc., Class A	16,087	4,649,143
Etoro Group Ltd., Class A(a)(b)	10,210	604,432
Evercore, Inc., Class A	737	170,608
Interactive Brokers Group, Inc., Class A	2,619	549,152
Intercontinental Exchange, Inc.	38,804	6,976,959
Invesco Ltd.	171,774	2,483,852
Janus Henderson Group PLC	3,361	122,105
Moody’s Corp.	5,395	2,585,932
Morgan Stanley	79,046	10,120,260
Nasdaq, Inc.	27,868	2,328,093
S&P Global, Inc.	11,526	5,911,224
XP, Inc., Class A	37,180	719,805

		46,553,906

Chemicals — 1.3%
DuPont de Nemours, Inc.	42,122	2,813,750
Ecolab, Inc.	3,177	843,875
Huntsman Corp.	93,393	1,040,398
LyondellBasell Industries NV, Class A	28,673	1,619,738
Mosaic Co. (The)	32,858	1,187,488
Scotts Miracle-Gro Co. (The)	9,074	540,447

		8,045,696

Commercial Services & Supplies — 1.4%
Cintas Corp.	27,422	6,211,083
Waste Connections, Inc.	12,818	2,526,300
Waste Management, Inc.	1,161	279,766

		9,017,149

Communications Equipment — 1.3%
Cisco Systems, Inc.	61,843	3,898,583
Juniper Networks, Inc.	8,123	291,859
Motorola Solutions, Inc.	9,678	4,020,048

		8,210,490

Construction & Engineering — 1.0%
AECOM	6,107	670,854
Comfort Systems U.S.A., Inc.	3,726	1,781,885
EMCOR Group, Inc.	747	352,479
MasTec, Inc.(a)	20,359	3,174,579

		5,979,797

Construction Materials — 0.0%
CRH PLC	974	88,790

Consumer Finance — 0.8%
American Express Co.	13,498	3,969,087
OneMain Holdings, Inc.	13,846	717,777

		4,686,864

Consumer Staples Distribution & Retail — 3.6%
Costco Wholesale Corp.	4,508	4,689,131
Sprouts Farmers Market, Inc.(a)	2,486	429,730
Target Corp.	12,788	1,202,200
Walmart, Inc.	163,917	16,181,886

		22,502,947

Containers & Packaging — 1.0%
Crown Holdings, Inc.	21,834	2,150,649
Packaging Corp. of America	22,140	4,276,784

		6,427,433

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(a)	4,767	615,896

30	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 1.4%
AT&T Inc.	106,472	$2,959,921
Verizon Communications, Inc.	130,181	5,722,757

		8,682,678

Electric Utilities — 2.3%
Duke Energy Corp.	2,731	321,493
Edison International	9,992	556,055
Entergy Corp.	86,681	7,218,794
Exelon Corp.	43,696	1,914,759
IDACORP, Inc.	8,747	1,040,456
NextEra Energy, Inc.	11,563	816,810
OGE Energy Corp.	45,170	2,008,710
PG&E Corp.	33,653	568,062

		14,445,139

Electrical Equipment — 1.7%
AMETEK, Inc.	13,432	2,400,836
Eaton Corp. PLC	20,559	6,582,992
GE Vernova, Inc.	3,818	1,805,837

		10,789,665

Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class A	31,941	2,872,454
Badger Meter, Inc.	635	157,620
Corning, Inc.	84,579	4,194,273
Flex Ltd.(a)	62,080	2,625,984
Insight Enterprises, Inc.(a)	1,427	186,067
Keysight Technologies, Inc.(a)	2,784	437,199
TE Connectivity PLC	2,407	385,288
Trimble, Inc.(a)	6,313	449,927
Zebra Technologies Corp., Class A(a)	1,409	408,286

		11,717,098

Energy Equipment & Services — 0.5%
Halliburton Co.	149,025	2,919,400
TechnipFMC PLC	14,155	440,928

		3,360,328

Entertainment — 0.9%
Take-Two Interactive Software, Inc.(a)	786	177,856
Walt Disney Co. (The)	46,123	5,213,744

		5,391,600

Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B(a)	33,218	16,740,543
Remitly Global, Inc.(a)(b)	48,934	1,045,230

		17,785,773

Food Products — 0.2%
Ingredion, Inc.	9,827	1,367,132
Kellanova	1,612	133,200

		1,500,332

Ground Transportation — 0.6%
Knight-Swift Transportation Holdings, Inc.	53,470	2,369,791
Uber Technologies, Inc.(a)	9,237	777,386
Union Pacific Corp.	2,555	566,341

		3,713,518

Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp.(a)	50,518	5,317,525
Edwards Lifesciences Corp.(a)	26,690	2,087,692
Medtronic PLC	115,619	9,594,064

		16,999,281

Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc.(a)	19,585	443,404

Cardinal Health, Inc.	44,739	6,909,491

Security	Shares	Value

Health Care Providers & Services (continued)
Centene Corp.(a)	45,286	$2,555,942
Cigna Group (The)	3,977	1,259,277
CVS Health Corp.	13,647	873,954
Elevance Health, Inc.	3,250	1,247,480
Encompass Health Corp.	10,897	1,317,447
McKesson Corp.	442	318,023
Tenet Healthcare Corp.(a)	3,506	591,708
UnitedHealth Group, Inc.	22,404	6,763,992
Universal Health Services, Inc., Class B	2,733	520,227

		22,800,945

Health Care REITs — 0.6%
Ventas, Inc.	53,484	3,437,951
Welltower, Inc.	3,745	577,779

		4,015,730

Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	1,612	450,876

Hotels, Restaurants & Leisure — 1.4%
Booking Holdings, Inc.	724	3,995,705
Brinker International, Inc.(a)	1,317	227,354
Flutter Entertainment PLC(a)	890	224,903
McDonald’s Corp.	5,612	1,761,326
Texas Roadhouse, Inc.	2,612	509,889
Yum! Brands, Inc.	15,883	2,286,199

		9,005,376

Household Durables — 1.0%
DR Horton, Inc.	13,205	1,558,982
Garmin Ltd.	10,498	2,130,779
NVR, Inc.(a)	122	868,143
Taylor Morrison Home Corp., Class A(a)	2,884	162,312
Toll Brothers, Inc.	12,127	1,264,240

		5,984,456

Household Products — 1.9%
Colgate-Palmolive Co.	59,283	5,509,762
Procter & Gamble Co. (The)	38,449	6,532,101

		12,041,863

Industrial Conglomerates — 0.6%
Honeywell International, Inc.	16,395	3,716,255

Insurance — 4.0%
Allstate Corp. (The)	21,585	4,530,044
Aon PLC, Class A	6,848	2,548,004
Brown & Brown, Inc.	1,443	162,915
CNA Financial Corp.	8,583	411,212
First American Financial Corp.	2,484	138,632
Globe Life, Inc.	13,190	1,607,465
Hanover Insurance Group, Inc. (The)	4,538	798,597
Hartford Insurance Group, Inc. (The)	6,981	906,413
Progressive Corp. (The)	4,899	1,395,872
Reinsurance Group of America, Inc.	4,370	888,377
Travelers Cos., Inc. (The)	30,146	8,311,252
Unum Group	38,655	3,158,500

		24,857,283

Interactive Media & Services — 0.8%
Alphabet, Inc., Class A	19,101	3,280,406
Meta Platforms, Inc., Class A	1,495	967,997
Pinterest, Inc., Class A(a)	16,854	524,328

		4,772,731

IT Services — 1.2%
Accenture PLC, Class A	17,485	5,539,598

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
GoDaddy, Inc., Class A(a)	306	$55,738
International Business Machines Corp.	912	236,263
MongoDB, Inc., Class A(a)	585	110,465
VeriSign, Inc.	6,415	1,747,895

		7,689,959

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	4,023	450,254
Danaher Corp.	8,465	1,607,504
Thermo Fisher Scientific, Inc.	9,592	3,863,849

		5,921,607

Machinery — 2.9%
Caterpillar, Inc.	2,088	726,687
Crane Co.	1,465	251,101
Cummins, Inc.	9,628	3,095,209
Flowserve Corp.	45,377	2,264,766
Illinois Tool Works, Inc.	4,049	992,329
Parker-Hannifin Corp.	11,345	7,541,022
Pentair PLC	29,483	2,924,124
Westinghouse Air Brake Technologies Corp.	1,988	402,212

		18,197,450

Media — 1.5%
Comcast Corp., Class A	184,510	6,378,511
Fox Corp., Class A, NVS	42,298	2,323,852
Fox Corp., Class B	3,318	166,829
New York Times Co. (The), Class A	11,440	653,453

		9,522,645

Metals & Mining — 1.0%
Alcoa Corp.	7,024	188,032
Freeport-McMoRan, Inc.	26,295	1,011,832
Newmont Corp.	43,184	2,276,661
Nucor Corp.	19,601	2,143,565
Reliance, Inc.	1,014	296,919

		5,917,009

Multi-Utilities — 1.1%
CMS Energy Corp.	10,312	724,212
Consolidated Edison, Inc.	31,436	3,284,748
NiSource, Inc.	76,143	3,010,694

		7,019,654

Oil, Gas & Consumable Fuels — 5.4%
Antero Resources Corp.(a)	29,195	1,093,353
Cheniere Energy, Inc.	14,298	3,388,483
Chevron Corp.	43,316	5,921,297
Chord Energy Corp.	4,637	417,330
Civitas Resources, Inc.	12,601	344,889
ConocoPhillips	33,290	2,841,302
Devon Energy Corp.	179,100	5,419,566
EOG Resources, Inc.	1,502	163,072
EQT Corp.	5,384	296,820
Exxon Mobil Corp.	66,384	6,791,083
Marathon Petroleum Corp.	867	139,362
Ovintiv, Inc.	20,267	725,964
Targa Resources Corp.	14,593	2,304,672
Valero Energy Corp.	3,311	427,020
Williams Cos., Inc. (The)	61,271	3,707,508

		33,981,721

Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)	9,878	503,086

Security	Shares	Value

Passenger Airlines (continued)
American Airlines Group, Inc.(a)	34,247	$390,758
Delta Air Lines, Inc.	41,781	2,021,783

		2,915,627

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	115,636	5,582,906
Johnson & Johnson	31,306	4,859,004
Merck & Co., Inc.	24,206	1,859,989
Pfizer, Inc.	388,277	9,120,627

		21,422,526

Professional Services — 0.2%
Booz Allen Hamilton Holding Corp., Class A	5,064	538,050
CACI International, Inc., Class A(a)	1,330	569,240
Dun & Bradstreet Holdings, Inc.	7,527	67,818
UL Solutions, Inc., Class A	1,406	100,529

		1,275,637

Real Estate Management & Development — 0.0%
Zillow Group, Inc., Class A(a)	1,147	75,897

Retail REITs — 1.8%
Brixmor Property Group, Inc.	11,297	287,057
Kimco Realty Corp.	189,495	4,028,663
NNN REIT, Inc.	38,967	1,627,262
Simon Property Group, Inc.	33,939	5,534,433

		11,477,415

Semiconductors & Semiconductor Equipment — 2.9%
Advanced Micro Devices, Inc.(a)	12,230	1,354,228
Analog Devices, Inc.	3,295	705,064
Credo Technology Group Holding Ltd.(a)	7,628	465,003
Intel Corp.	72,971	1,426,583
Lam Research Corp.	20,144	1,627,434
Marvell Technology, Inc.	48,681	2,930,109
Micron Technology, Inc.	5,999	566,666
NVIDIA Corp.	5,421	732,540
Onto Innovation, Inc.(a)	2,872	264,052
QUALCOMM, Inc.	25,205	3,659,766
Rambus, Inc.(a)	3,788	202,544
Texas Instruments, Inc.	22,757	4,161,117

		18,095,106

Software — 2.4%
Adobe, Inc.(a)	7,093	2,944,233
Atlassian Corp., Class A(a)	1,335	277,186
Autodesk, Inc.(a)	10,181	3,014,798
Datadog, Inc., Class A(a)	722	85,109
Elastic NV(a)	25,392	2,053,451
Fair Isaac Corp.(a)	380	655,987
Fortinet, Inc.(a)	5,054	514,396
Microsoft Corp.	6,077	2,797,608
Rubrik, Inc., Class A(a)	3,920	373,772
SailPoint, Inc.(a)	6,892	121,437
Salesforce, Inc.	6,972	1,850,160
Tenable Holdings, Inc.(a)	1,769	56,997
Workday, Inc., Class A(a)	266	65,891
Workiva, Inc., Class A(a)	983	66,146

		14,877,171

Specialized REITs — 2.4%
CubeSmart	72,370	3,094,541
Digital Realty Trust, Inc.	10,714	1,837,665
Equinix, Inc.	8,303	7,379,873
Extra Space Storage, Inc.	5,018	758,471

32	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized REITs (continued)
Iron Mountain, Inc.	16,900	$1,668,199
Public Storage	220	67,850

		14,806,599

Specialty Retail — 2.4%
AutoNation, Inc.(a)	2,820	518,457
Bath & Body Works, Inc.	33,951	954,702
Five Below, Inc.(a)	1,562	182,082
Home Depot, Inc. (The)	16,295	6,001,286
Lithia Motors, Inc., Class A	5,106	1,618,143
O’Reilly Automotive, Inc.(a)	670	916,225
Penske Automotive Group, Inc.	4,273	701,541
TJX Cos., Inc. (The)	29,590	3,754,971
Urban Outfitters, Inc.(a)	4,988	348,661

		14,996,068

Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc.	14,627	2,937,833

Textiles, Apparel & Luxury Goods — 0.4%
Ralph Lauren Corp., Class A	7,962	2,203,961
Under Armour, Inc., Class C, NVS(a)	4,747	29,906
VF Corp.	8,883	110,682

		2,344,549

Tobacco — 1.6%
Philip Morris International, Inc.	55,270	9,981,209

Trading Companies & Distributors — 0.1%
Air Lease Corp., Class A	7,377	424,989

Security	Shares	Value

Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	7,370	$1,785,014

Total Long-Term Investments — 98.9% (Cost: $558,521,336)		618,315,037

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	957,462	957,844
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(c)(d)	5,901,960	5,901,960

Total Short-Term Securities — 1.1% (Cost: $6,859,804)		6,859,804

Total Investments — 100.0% (Cost: $565,381,140)		625,174,841

Liabilities in Excess of Other Assets — (0.0)%		(151,912)

Net Assets — 100.0%		$625,022,929

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,324,253	$—		(2,366,659	)(a)	$250	$—	$957,844	957,462	$4,168	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,735,335	166,625	(a)	—		—	—	5,901,960	5,901,960	275,693		—

						$250	$—	$6,859,804		$279,861		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Large Cap Value Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	25	06/20/25	$7,395	$591,660

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$591,660	$—	$—	$—	$591,660

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$163,175	$—	$—	$—	$163,175

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$408,415	$—	$—	$—	$408,415

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,930,059

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

34	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Advantage Large Cap Value Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$618,315,037	$—	$—	$618,315,037

Short-Term Securities
Money Market Funds	6,859,804	—	—	6,859,804

	$625,174,841	$—	$—	$625,174,841

Derivative Financial Instruments(a)
Assets
Equity Contracts	$591,660	$—	$—	$591,660

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	35

Statements of Assets and Liabilities

May 31, 2025

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$4,777,201,868	$1,395,221,832	$3,918,277,745	$2,990,506,380	$618,315,037
Investments, at value — affiliated(c)	141,814,982	13,188,787	167,902,495	29,457,388	6,859,804
Cash	194,736	—	—	369,395	72,697
Cash pledged:
Futures contracts	4,691,000	1,155,000	4,210,000	2,551,000	532,006
Foreign currency, at value(d)	634,280	83,203	—	—	—
Receivables:
Investments sold	48,341,560	6,564,721	14,496,459	14,384,409	2,826,688
Securities lending income — affiliated	787	—	30,146	—	1,593
Capital shares sold	21,937,614	465,238	8,511,948	827,608	266,793
Dividends — unaffiliated	25,125,350	608,725	2,291,850	2,033,325	824,002
Dividends — affiliated	324,037	48,206	147,144	99,675	20,236
From the Manager	167,325	73,135	158,750	134,125	27,626
Variation margin on futures contracts	8,961	—	—	—	—
Foreign withholding tax claims	289,254	—	—	—	—
Prepaid expenses	110,525	38,223	88,620	41,819	38,909

Total assets	5,020,842,279	1,417,447,070	4,116,115,157	3,040,405,124	629,785,391

LIABILITIES
Bank overdraft	—	—	244,202	—	—
Collateral on securities loaned	25,912,628	—	126,824,535	—	957,845
Payables:
Investments purchased	103,889,276	6,165,383	15,545,525	14,433,799	2,824,509
Administration fees	143,414	46,829	124,007	95,461	22,188
Capital shares redeemed	7,592,254	856,351	3,576,342	1,720,161	472,524
Investment advisory fees	1,510,640	572,237	1,301,493	895,471	176,924
Directors’ and Officer’s fees	1,531	1,504	4,642	6,795	1,492
Other accrued expenses	939,354	284,617	746,597	745,656	179,997
Other affiliate fees	21,582	—	8,283	76,192	5,133
Professional fees	96,184	15,792	17,933	18,565	18,590
Registration fees	—	—	200,033	—	—
Service and distribution fees	106,356	151,025	146,423	370,615	95,409
Variation margin on futures contracts	—	24,668	218,242	42,361	7,851

Total liabilities	140,213,219	8,118,406	148,958,257	18,405,076	4,762,462

Commitments and contingent liabilities

NET ASSETS	$4,880,629,060	$1,409,328,664	$3,967,156,900	$3,022,000,048	$625,022,929

NET ASSETS CONSIST OF:
Paid-in capital	$4,095,568,876	$867,144,437	$3,890,551,398	$1,968,150,913	$534,093,003
Accumulated earnings	785,060,184	542,184,227	76,605,502	1,053,849,135	90,929,926

NET ASSETS	$4,880,629,060	$1,409,328,664	$3,967,156,900	$3,022,000,048	$625,022,929

(a) Investments, at cost — unaffiliated	$4,092,285,006	$880,481,157	$3,792,858,361	$2,059,256,417	$558,521,336
(b) Securities loaned, at value	$245,130	$—	$121,520,739	$—	$912,326
(c) Investments, at cost — affiliated	$141,814,982	$13,188,787	$167,892,974	$29,457,388	$6,859,804
(d) Foreign currency, at cost	$634,440	$85,016	$—	$—	$—

36	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (continued)

May 31, 2025

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund		BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund

NET ASSET VALUE

Institutional
Net assets	$3,263,049,741	$769,318,544		$2,171,665,052	$1,256,680,723	$206,774,756

Shares outstanding	147,932,606	30,309,360		125,831,237	56,936,478	6,690,518

Net asset value	$22.06	$25.38		$17.26	$22.07	$30.91

Shares authorized	Unlimited	Unlimited		Unlimited	400 million	400 million

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Investor A
Net assets	$375,898,291	$598,516,747		$660,533,373	$1,582,287,889	$386,921,191

Shares outstanding	17,271,624	25,459,490		38,571,123	76,581,879	12,959,052

Net asset value	$21.76	$23.51		$17.13	$20.66	$29.86

Shares authorized	Unlimited	Unlimited		Unlimited	300 million	400 million

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Investor C
Net assets	$17,104,174	$31,033,668		$10,474,138	$44,961,442	$13,867,173

Shares outstanding	813,755	1,768,517		634,925	2,871,772	522,121

Net asset value	$21.02	$17.55		$16.50	$15.66	$26.56

Shares authorized	Unlimited	Unlimited		Unlimited	400 million	400 million

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Class K
Net assets	$1,185,947,146	$8,167,502		$1,124,484,337	$122,087,754	$12,115,969

Shares outstanding	53,746,215	321,705		65,091,274	5,528,952	391,959

Net asset value	$22.07	$25.39		$17.28	$22.08	$30.91

Shares authorized	Unlimited	Unlimited		Unlimited	2 billion	2 billion

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Class R
Net assets	$38,629,708	$2,292,203	$	N/A	$15,982,240	$5,343,840

Shares outstanding	1,778,234	91,705		N/A	873,040	190,690

Net asset value	$21.72	$25.00	$	N/A	$18.31	$28.02

Shares authorized	Unlimited	Unlimited		N/A	200 million	200 million

Par value	$0.001	$0.001	$	N/A	$0.10	$0.10

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	37

Statements of Operations

Year Ended May 31, 2025

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund

INVESTMENT INCOME
Dividends — unaffiliated	$104,757,741	$8,734,470	$47,940,986
Dividends — affiliated	3,205,953	599,711	1,916,253
Securities lending income — affiliated — net	2,129	4,414	432,236
Other income	45,770	—	—
Foreign taxes withheld	(8,078,379)	(369)	(17,599)
Foreign withholding tax claims	1,598,812	—	—

Total investment income	101,532,026	9,338,226	50,271,876

EXPENSES
Investment advisory	11,669,011	7,456,125	16,647,373
Transfer agent — class specific	2,413,181	1,426,861	2,469,985
Service and distribution — class specific	1,050,255	1,797,972	1,477,172
Administration	1,034,571	534,453	1,454,914
Administration — class specific	541,125	265,047	782,516
Custodian	365,253	35,231	110,929
Professional	192,292	46,423	92,871
Accounting services	185,481	109,042	250,743
Registration	141,117	88,164	121,447
Printing and postage	44,336	44,150	46,261
Directors and Officer	23,980	15,917	35,088
Miscellaneous	4,666	38,271	79,054

Total expenses excluding interest expense	17,665,268	11,857,656	23,568,353
Interest expense	13,372	134	—

Total expenses	17,678,640	11,857,790	23,568,353

Less:
Administration fees waived by the Manager — class specific	(541,125)	(265,047)	(782,516)
Fees waived and/or reimbursed by the Manager	(1,326,807)	(814,156)	(1,224,648)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(1,333,119)	(765,763)	(1,101,886)

Total expenses after fees waived and/or reimbursed	14,477,589	10,012,824	20,459,303

Net investment income (loss)	87,054,437	(674,598)	29,812,573

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	104,320,742	196,893,782	213,559,565
Investments — affiliated	432	558	3,941
Futures contracts	4,218,085	1,885,971	(3,406,621)
Foreign currency transactions	(266,126)	—	—

	108,273,133	198,780,311	210,156,885

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	390,635,886	21,439,492	(246,140,766)
Investments — affiliated	—	—	9,521
Futures contracts	(51,293)	49,016	291,006
Foreign currency translations	905,745	3,694	—

	391,490,338	21,492,202	(245,840,239)

Net realized and unrealized gain (loss)	499,763,471	220,272,513	(35,683,354)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$586,817,908	$219,597,915	$(5,870,781)

See notes to financial statements.

38	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (continued)

Year Ended May 31, 2025

	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund

INVESTMENT INCOME
Dividends — unaffiliated	$37,136,310	$12,919,393
Dividends — affiliated	1,296,740	275,693
Securities lending income — affiliated — net	13,820	4,168
Foreign taxes withheld	—	2,782

Total investment income	38,446,870	13,202,036

EXPENSES
Investment advisory	12,845,518	3,133,340
Service and distribution — class specific	4,560,349	1,171,592
Transfer agent — class specific	2,866,587	562,828
Administration	1,133,326	268,283
Administration — class specific	597,751	127,913
Accounting services	200,017	71,503
Professional	119,447	100,014
Registration	103,741	87,146
Custodian	82,636	112,697
Printing and postage	43,591	25,066
Directors and Officer	31,295	11,621
Miscellaneous	32,912	25,659

Total expenses excluding interest expense	22,617,170	5,697,662
Interest expense	125	6

Total expenses	22,617,295	5,697,668

Less:
Administration fees waived	—	(34)
Administration fees waived by the Manager — class specific	(597,751)	(127,913)
Fees waived and/or reimbursed by the Manager	(1,742,614)	(701,717)
Transfer agent fees waived and/or reimbursed — class specific	(1,402,364)	(247,287)

Total expenses after fees waived and/or reimbursed	18,874,566	4,620,717

Net investment income	19,572,304	8,581,319

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	316,860,653	68,435,906
Investments — affiliated	(5,350)	250
Futures contracts	214,457	163,175

	317,069,760	68,599,331

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	8,464,880	(24,480,500)
Investments — affiliated	180	—
Futures contracts	1,423,821	408,415

	9,888,881	(24,072,085)

Net realized and unrealized gain	326,958,641	44,527,246

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$346,530,945	$53,108,565

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	39

Statements of Changes in Net Assets

	BlackRock Advantage International Fund		BlackRock Advantage Large Cap Growth Fund
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/25	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$87,054,437	$38,108,647	$(674,598)	$949,147
Net realized gain	108,273,133	65,371,744	198,780,311	132,674,713
Net change in unrealized appreciation (depreciation)	391,490,338	174,630,396	21,492,202	180,428,268

Net increase in net assets resulting from operations	586,817,908	278,110,787	219,597,915	314,052,128

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(49,388,009)	(24,298,025)	(132,790,887)	(5,262,541)
Investor A	(8,409,706)	(6,057,012)	(120,993,971)	(3,948,921)
Investor C	(372,491)	(149,273)	(8,241,941)	(262,948)
Class K	(8,955,985)	(6,005,547)	(1,426,523)	(47,549)
Class R	(1,035,538)	(612,167)	(312,822)	(4,973)

Decrease in net assets resulting from distributions to shareholders	(68,161,729)	(37,122,024)	(263,766,144)	(9,526,932)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,614,586,897	288,550,165	226,835,987	(30,979,579)

NET ASSETS
Total increase in net assets	3,133,243,076	529,538,928	182,667,758	273,545,617
Beginning of year	1,747,385,984	1,217,847,056	1,226,660,906	953,115,289

End of year	$4,880,629,060	$1,747,385,984	$1,409,328,664	$1,226,660,906

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

40	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	BlackRock Advantage Small Cap Core Fund		BlackRock Advantage Large Cap Core Fund
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/25	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$29,812,573	$29,437,447	$19,572,304	$23,908,759
Net realized gain	210,156,885	121,265,322	317,069,760	328,751,562
Net change in unrealized appreciation (depreciation)	(245,840,239)	624,106,586	9,888,881	410,087,805

Net increase (decrease) in net assets resulting from operations	(5,870,781)	774,809,355	346,530,945	762,748,126

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(17,000,404)	(22,210,384)	(167,464,480)	(14,370,753)
Investor A	(3,015,910)	(2,752,160)	(224,692,388)	(11,658,748)
Investor C	(2,514)	(22,398)	(8,195,750)	(186,649)
Class K	(9,840,648)	(10,886,458)	(6,036,630)	(323,379)
Class R	—	—	(2,468,740)	(100,028)

Decrease in net assets resulting from distributions to shareholders	(29,859,476)	(35,871,400)	(408,857,988)	(26,639,557)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	488,089,617	(666,316,198)	237,104,096	(714,144,215)

NET ASSETS
Total increase in net assets	452,359,360	72,621,757	174,777,053	21,964,354
Beginning of year	3,514,797,540	3,442,175,783	2,847,222,995	2,825,258,641

End of year	$3,967,156,900	$3,514,797,540	$3,022,000,048	$2,847,222,995

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	41

Statements of Changes in Net Assets (continued)

	BlackRock Advantage Large Cap Value Fund
	Year Ended 05/31/25	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,581,319	$9,006,911
Net realized gain	68,599,331	62,624,250
Net change in unrealized appreciation (depreciation)	(24,072,085)	58,748,318

Net increase in net assets resulting from operations	53,108,565	130,379,479

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(27,004,307)	(5,038,560)
Investor A	(53,574,227)	(10,006,852)
Investor C	(2,016,357)	(338,418)
Class K	(1,566,110)	(421,604)
Class R	(1,067,189)	(185,940)

Decrease in net assets resulting from distributions to shareholders	(85,228,190)	(15,991,374)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	35,641,259	(35,263,026)

NET ASSETS
Total increase in net assets	3,521,634	79,125,079
Beginning of year	621,501,295	542,376,216

End of year	$625,022,929	$621,501,295

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund
	Institutional

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$19.59	$16.73	$16.48	$19.89	$14.52

Net investment income(a)	0.64	0.49	0.48	0.46	0.38
Net realized and unrealized gain (loss)	2.49	2.86	0.29	(2.28)	5.30

Net increase (decrease) from investment operations	3.13	3.35	0.77	(1.82)	5.68

Distributions(b)
From net investment income	(0.53)	(0.49)	(0.52)	(0.62)	(0.31)
From net realized gain	(0.13)	—	—	(0.97)	—

Total distributions	(0.66)	(0.49)	(0.52)	(1.59)	(0.31)

Net asset value, end of year	$22.06	$19.59	$16.73	$16.48	$19.89

Total Return(c)
Based on net asset value	16.48%	20.40%	5.10%	(9.93)%	39.57%

Ratios to Average Net Assets(d)
Total expenses	0.63%	0.70%	0.68%	0.73%	0.78%

Total expenses after fees waived and/or reimbursed	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	3.19%	2.73%	3.08%	2.51%	2.21%

Supplemental Data
Net assets, end of year (000)	$3,263,050	$1,183,511	$771,698	$710,116	$616,649

Portfolio turnover rate	113%	128%	128%	132%	247%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)
	Investor A

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$19.34	$16.52	$16.28	$19.65	$14.35

Net investment income(a)	0.49	0.42	0.44	0.35	0.33
Net realized and unrealized gain (loss)	2.54	2.85	0.28	(2.19)	5.24

Net increase (decrease) from investment operations	3.03	3.27	0.72	(1.84)	5.57

Distributions(b)
From net investment income	(0.48)	(0.45)	(0.48)	(0.56)	(0.27)
From net realized gain	(0.13)	—	—	(0.97)	—

Total distributions	(0.61)	(0.45)	(0.48)	(1.53)	(0.27)

Net asset value, end of year	$21.76	$19.34	$16.52	$16.28	$19.65

Total Return(c)
Based on net asset value	16.14%	20.11%	4.82%	(10.13)%	39.21%

Ratios to Average Net Assets(d)
Total expenses	0.89%	0.92%	1.00%	1.02%	1.05%

Total expenses after fees waived and/or reimbursed	0.76%	0.75%	0.75%	0.75%	0.75%

Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	2.50%	2.38%	2.82%	1.93%	1.95%

Supplemental Data
Net assets, end of year (000)	$375,898	$264,866	$230,879	$240,255	$456,083

Portfolio turnover rate	113%	128%	128%	132%	247%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

44	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)
	Investor C

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$18.70	$16.03	$15.81	$19.12	$13.95

Net investment income(a)	0.31	0.36	0.32	0.22	0.16
Net realized and unrealized gain (loss)	2.49	2.67	0.27	(2.15)	5.14

Net increase (decrease) from investment operations	2.80	3.03	0.59	(1.93)	5.30

Distributions(b)
From net investment income	(0.35)	(0.36)	(0.37)	(0.41)	(0.13)
From net realized gain	(0.13)	—	—	(0.97)	—

Total distributions	(0.48)	(0.36)	(0.37)	(1.38)	(0.13)

Net asset value, end of year	$21.02	$18.70	$16.03	$15.81	$19.12

Total Return(c)
Based on net asset value	15.32%	19.21%	4.04%	(10.83)%	38.21%

Ratios to Average Net Assets(d)
Total expenses	1.86%	1.73%	1.78%	1.83%	1.88%

Total expenses after fees waived and/or reimbursed	1.50%	1.50%	1.50%	1.50%	1.50%

Net investment income	1.62%	2.09%	2.10%	1.27%	0.98%

Supplemental Data
Net assets, end of year (000)	$17,104	$14,765	$2,598	$2,356	$3,664

Portfolio turnover rate	113%	128%	128%	132%	247%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)
	Class K

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$19.59	$16.73	$16.48	$19.89	$14.52

Net investment income(a)	0.75	0.48	0.52	0.46	0.46
Net realized and unrealized gain (loss)	2.40	2.88	0.26	(2.28)	5.23

Net increase (decrease) from investment operations	3.15	3.36	0.78	(1.82)	5.69

Distributions(b)
From net investment income	(0.54)	(0.50)	(0.53)	(0.62)	(0.32)
From net realized gain	(0.13)	—	—	(0.97)	—

Total distributions	(0.67)	(0.50)	(0.53)	(1.59)	(0.32)

Net asset value, end of year	$22.07	$19.59	$16.73	$16.48	$19.89

Total Return(c)
Based on net asset value	16.58%	20.45%	5.16%	(9.89)%	39.64%

Ratios to Average Net Assets(d)
Total expenses	0.52%	0.56%	0.57%	0.61%	0.63%

Total expenses after fees waived and/or reimbursed	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	3.74%	2.71%	3.28%	2.55%	2.65%

Supplemental Data
Net assets, end of year (000)	$1,185,947	$249,178	$193,748	$103,329	$103,454

Portfolio turnover rate	113%	128%	128%	132%	247%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

46	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)
	Class R

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$19.30	$16.53	$16.29	$19.68	$14.36

Net investment income(a)	0.41	0.40	0.45	0.33	0.28
Net realized and unrealized gain (loss)	2.57	2.82	0.23	(2.23)	5.26

Net increase (decrease) from investment operations	2.98	3.22	0.68	(1.90)	5.54

Distributions(b)
From net investment income	(0.43)	(0.45)	(0.44)	(0.52)	(0.22)
From net realized gain	(0.13)	—	—	(0.97)	—

Total distributions	(0.56)	(0.45)	(0.44)	(1.49)	(0.22)

Net asset value, end of year	$21.72	$19.30	$16.53	$16.29	$19.68

Total Return(c)
Based on net asset value	15.90%	19.81%	4.54%	(10.42)%	38.91%

Ratios to Average Net Assets(d)
Total expenses	1.36%	1.32%	1.33%	1.35%	1.36%

Total expenses after fees waived and/or reimbursed	1.00%	1.00%	1.00%	1.00%	1.00%

Net investment income	2.09%	2.26%	2.75%	1.81%	1.67%

Supplemental Data
Net assets, end of year (000)	$38,630	$35,066	$18,925	$2,753	$3,416

Portfolio turnover rate	113%	128%	128%	132%	247%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund
	Institutional

	Year Ended 05/31/25	Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$26.17	$19.76		$18.77	$23.33	$18.23

Net investment income(a)	0.02	0.05		0.09	0.03	0.04
Net realized and unrealized gain (loss)	4.52	6.58		0.96	(1.25)	6.59

Net increase (decrease) from investment operations	4.54	6.63		1.05	(1.22)	6.63

Distributions(b)
From net investment income	(0.01)	(0.06)		(0.06)	—	(0.07)
From net realized gain	(5.32)	(0.16)		—	(3.34)	(1.46)

Total distributions	(5.33)	(0.22)		(0.06)	(3.34)	(1.53)

Net asset value, end of year	$25.38	$26.17		$19.76	$18.77	$23.33

Total Return(c)
Based on net asset value	17.86%	33.74	%(d)	5.62%	(7.80)%	37.54%

Ratios to Average Net Assets(e)
Total expenses	0.76%	0.80%		0.75%	0.75%	0.83%

Total expenses after fees waived and/or reimbursed	0.62%	0.62%		0.61%	0.61%	0.62%

Net investment income	0.08%	0.22%		0.50%	0.15%	0.21%

Supplemental Data
Net assets, end of year (000)	$769,319	$639,878		$499,742	$432,076	$125,061

Portfolio turnover rate	149%	128%		130%	130%	134%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

48	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)
	Investor A

	Year Ended 05/31/25	Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$24.58	$18.57		$17.67	$22.13	$17.35

Net investment income (loss)(a)	(0.04)	(0.01)		0.04	(0.03)	(0.01)
Net realized and unrealized gain (loss)	4.24	6.19		0.89	(1.16)	6.27

Net increase (decrease) from investment operations	4.20	6.18		0.93	(1.19)	6.26

Distributions(b)
From net investment income	—	(0.01)		(0.03)	—	(0.02)
From net realized gain	(5.27)	(0.16)		—	(3.27)	(1.46)

Total distributions	(5.27)	(0.17)		(0.03)	(3.27)	(1.48)

Net asset value, end of year	$23.51	$24.58		$18.57	$17.67	$22.13

Total Return(c)
Based on net asset value	17.58%	33.45	%(d)	5.28%	(8.05)%	37.28%

Ratios to Average Net Assets(e)
Total expenses	1.00%	1.01%		1.06%	1.07%	1.08%

Total expenses after fees waived and/or reimbursed	0.87%	0.87%		0.87%	0.87%	0.87%

Net investment income (loss)	(0.17)%	(0.03)%		0.24%	(0.16)%	(0.04)%

Supplemental Data
Net assets, end of year (000)	$598,517	$548,827		$441,983	$452,791	$909,344

Portfolio turnover rate	149%	128%		130%	130%	134%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)
	Investor C

	Year Ended 05/31/25	Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$19.52	$14.88		$14.24	$18.42	$14.67

Net investment loss(a)	(0.17)	(0.14)		(0.07)	(0.16)	(0.13)
Net realized and unrealized gain (loss)	3.34	4.94		0.71	(0.87)	5.27

Net increase (decrease) from investment operations	3.17	4.80		0.64	(1.03)	5.14

Distributions from net realized gain(b)	(5.14)	(0.16)		—	(3.15)	(1.39)

Net asset value, end of year	$17.55	$19.52		$14.88	$14.24	$18.42

Total Return(c)
Based on net asset value	16.71%	32.46	%(d)	4.50%	(8.74)%	36.25%

Ratios to Average Net Assets(e)
Total expenses	1.92%	1.83%		1.87%	1.83%	1.84%

Total expenses after fees waived and/or reimbursed	1.62%	1.62%		1.62%	1.62%	1.62%

Net investment loss	(0.91)%	(0.79)%		(0.51)%	(0.89)%	(0.78)%

Supplemental Data
Net assets, end of year (000)	$31,034	$30,540		$8,372	$10,162	$12,989

Portfolio turnover rate	149%	128%		130%	130%	134%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

50	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)
	Class K

	Year Ended 05/31/25	Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$26.17	$19.76		$18.77	$23.33	$18.23

Net investment income(a)	0.03	0.06		0.10	0.04	0.05
Net realized and unrealized gain (loss)	4.54	6.58		0.95	(1.25)	6.59

Net increase (decrease) from investment operations	4.57	6.64		1.05	(1.21)	6.64

Distributions(b)
From net investment income	(0.02)	(0.07)		(0.06)	—	(0.08)
From net realized gain	(5.33)	(0.16)		—	(3.35)	(1.46)

Total distributions	(5.35)	(0.23)		(0.06)	(3.35)	(1.54)

Net asset value, end of year	$25.39	$26.17		$19.76	$18.77	$23.33

Total Return(c)
Based on net asset value	17.96%	33.81	%(d)	5.63%	(7.76)%	37.60%

Ratios to Average Net Assets(e)
Total expenses	0.66%	0.67%		0.69%	0.69%	0.69%

Total expenses after fees waived and/or reimbursed	0.57%	0.57%		0.57%	0.57%	0.57%

Net investment income	0.13%	0.27%		0.53%	0.18%	0.25%

Supplemental Data
Net assets, end of year (000)	$8,168	$5,855		$2,489	$2,177	$1,152

Portfolio turnover rate	149%	128%		130%	130%	134%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)
	Class R

	Year Ended 05/31/25	Year Ended 05/31/24		Year Ended 05/31/23		Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$25.86	$19.57		$18.64		$23.17	$18.10

Net investment loss(a)	(0.10)	(0.06)		(0.00	)(b)	(0.09)	(0.06)
Net realized and unrealized gain (loss)	4.46	6.51		0.94		(1.25)	6.55

Net increase (decrease) from investment operations	4.36	6.45		0.94		(1.34)	6.49

Distributions(c)
From net investment income	—	—		(0.01)		—	—
From net realized gain	(5.22)	(0.16)		—		(3.19)	(1.42)

Total distributions	(5.22)	(0.16)		(0.01)		(3.19)	(1.42)

Net asset value, end of year	$25.00	$25.86		$19.57		$18.64	$23.17

Total Return(d)
Based on net asset value	17.29%	33.12	%(e)	5.03%		(8.28)%	36.93%

Ratios to Average Net Assets(f)
Total expenses	1.37%	1.40%		1.42%		1.50%	1.36%

Total expenses after fees waived and/or reimbursed	1.12%	1.12%		1.12%		1.12%	1.12%

Net investment loss	(0.41)%	(0.28)%		(0.03)%		(0.39)%	(0.30)%

Supplemental Data
Net assets, end of year (000)	$2,292	$1,561		$530		$349	$577

Portfolio turnover rate	149%	128%		130%		130%	134%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

52	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund
	Institutional

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$17.35	$14.06	$15.35	$20.72	$13.09

Net investment income(a)	0.14	0.14	0.14	0.13	0.12
Net realized and unrealized gain (loss)	(0.09)	3.31	(1.02)	(3.28)	7.97

Net increase (decrease) from investment operations	0.05	3.45	(0.88)	(3.15)	8.09

Distributions(b)
From net investment income	(0.14)	(0.16)	(0.12)	(0.14)	(0.10)
From net realized gain	—	—	(0.29)	(2.08)	(0.36)

Total distributions	(0.14)	(0.16)	(0.41)	(2.22)	(0.46)

Net asset value, end of year	$17.26	$17.35	$14.06	$15.35	$20.72

Total Return(c)
Based on net asset value	0.21%	24.68%	(5.75)%	(16.89)%	62.61%

Ratios to Average Net Assets(d)
Total expenses	0.57%	0.57%	0.59%	0.59%	0.60%

Total expenses after fees waived and/or reimbursed	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	0.78%	0.86%	0.93%	0.69%	0.65%

Supplemental Data
Net assets, end of year (000)	$2,171,665	$2,020,581	$2,152,757	$2,501,959	$2,802,145

Portfolio turnover rate	88%	75%	93%	81%	63%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund (continued)
	Investor A

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$17.23	$13.96	$15.24	$20.58	$13.02

Net investment income(a)	0.09	0.09	0.10	0.08	0.08
Net realized and unrealized gain (loss)	(0.09)	3.30	(1.01)	(3.25)	7.91

Net increase (decrease) from investment operations	0.00	3.39	(0.91)	(3.17)	7.99

Distributions(b)
From net investment income	(0.10)	(0.12)	(0.08)	(0.09)	(0.07)
From net realized gain	—	—	(0.29)	(2.08)	(0.36)

Total distributions	(0.10)	(0.12)	(0.37)	(2.17)	(0.43)

Net asset value, end of year	$17.13	$17.23	$13.96	$15.24	$20.58

Total Return(c)
Based on net asset value	(0.06)%	24.42%	(5.98)%	(17.08)%	62.05%

Ratios to Average Net Assets(d)
Total expenses	0.91%	0.93%	0.93%	0.92%	0.95%

Total expenses after fees waived and/or reimbursed	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	0.52%	0.59%	0.67%	0.44%	0.45%

Supplemental Data
Net assets, end of year (000)	$660,533	$382,878	$315,694	$358,594	$530,664

Portfolio turnover rate	88%	75%	93%	81%	63%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

54	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund (continued)
	Investor C

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$16.64	$13.50	$14.80	$20.08	$12.74

Net investment income (loss)(a)	(0.04)	(0.03)	(0.01)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	(0.10)	3.20	(0.98)	(3.18)	7.74

Net increase (decrease) from investment operations	(0.14)	3.17	(0.99)	(3.23)	7.69

Distributions(b)
From net investment income	—	(0.03)	(0.02)	—	—
From net realized gain	—	—	(0.29)	(2.05)	(0.35)

Total distributions	—	(0.03)	(0.31)	(2.05)	(0.35)

Net asset value, end of year	$16.50	$16.64	$13.50	$14.80	$20.08

Total Return(c)
Based on net asset value	(0.82)%	23.55%	(6.70)%	(17.74)%	60.90%

Ratios to Average Net Assets(d)
Total expenses	1.65%	1.71%	1.69%	1.64%	1.70%

Total expenses after fees waived and/or reimbursed	1.50%	1.50%	1.50%	1.50%	1.50%

Net investment loss	(0.21)%	(0.18)%	(0.07)%	(0.30)%	(0.32)%

Supplemental Data
Net assets, end of year (000)	$10,474	$11,679	$9,276	$10,969	$12,880

Portfolio turnover rate	88%	75%	93%	81%	63%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund (continued)
	Class K

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$17.37	$14.07	$15.36	$20.73	$13.10

Net investment income(a)	0.15	0.14	0.14	0.13	0.13
Net realized and unrealized gain (loss)	(0.09)	3.33	(1.02)	(3.27)	7.97

Net increase (decrease) from investment operations	0.06	3.47	(0.88)	(3.14)	8.10

Distributions(b)
From net investment income	(0.15)	(0.17)	(0.12)	(0.15)	(0.11)
From net realized gain	—	—	(0.29)	(2.08)	(0.36)

Total distributions	(0.15)	(0.17)	(0.41)	(2.23)	(0.47)

Net asset value, end of year	$17.28	$17.37	$14.07	$15.36	$20.73

Total Return(c)
Based on net asset value	0.25%	24.80%	(5.70)%	(16.84)%	62.63%

Ratios to Average Net Assets(d)
Total expenses	0.51%	0.51%	0.51%	0.51%	0.52%

Total expenses after fees waived and/or reimbursed	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.84%	0.89%	0.97%	0.73%	0.71%

Supplemental Data
Net assets, end of year (000)	$1,124,484	$1,099,659	$964,449	$967,682	$920,752

Portfolio turnover rate	88%	75%	93%	81%	63%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

56	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund
	Institutional

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$22.42	$17.36	$18.39	$23.32		$18.78		$16.87

Net investment income(a)	0.18	0.19	0.20	0.13		0.19		0.22
Net realized and unrealized gain (loss)	2.57	5.06	(0.18)	(0.87)		5.31		2.41

Net increase (decrease) from investment operations	2.75	5.25	0.02	(0.74)		5.50		2.63

Distributions(b)
From net investment income	(0.18)	(0.19)	(0.20)	(0.19)		(0.22)		(0.29)
From net realized gain	(2.92)	—	(0.85)	(4.00)		(0.74)		(0.43)

Total distributions	(3.10)	(0.19)	(1.05)	(4.19)		(0.96)		(0.72)

Net asset value, end of period	$22.07	$22.42	$17.36	$18.39		$23.32		$18.78

Total Return(c)
Based on net asset value	12.62%	30.47%	0.63%	(5.20	)%(d)	30.31%		15.96%

Ratios to Average Net Assets(e)
Total expenses	0.60%	0.63%	0.63%	0.61	%(f)(g)	0.68	%(h)	0.84	%(i)

Total expenses after fees waived and/or reimbursed	0.48%	0.48%	0.48%	0.48	%(f)(g)	0.48	%(h)	0.48	%(i)

Net investment income	0.81%	0.95%	1.17%	0.92	%(f)(g)	0.87	%(h)	1.29	%(i)

Supplemental Data
Net assets, end of period (000)	$1,256,681	$1,193,777	$1,479,014	$1,547,621		$1,721,850		$1,399,612

Portfolio turnover rate	117%	116%	105%	73	%(j)	111	%(j)	99	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)
	Investor A

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$21.17	$16.40	$17.44	$22.30		$18.00		$16.20

Net investment income(a)	0.12	0.13	0.15	0.09		0.13		0.17
Net realized and unrealized gain (loss)	2.42	4.79	(0.19)	(0.82)		5.08		2.31

Net increase (decrease) from investment operations	2.54	4.92	(0.04)	(0.73)		5.21		2.48

Distributions(b)
From net investment income	(0.13)	(0.15)	(0.15)	(0.13)		(0.17)		(0.25)
From net realized gain	(2.92)	—	(0.85)	(4.00)		(0.74)		(0.43)

Total distributions	(3.05)	(0.15)	(1.00)	(4.13)		(0.91)		(0.68)

Net asset value, end of period	$20.66	$21.17	$16.40	$17.44		$22.30		$18.00

Total Return(c)
Based on net asset value	12.34%	30.18%	0.34%	(5.37	)%(d)	30.01%		15.66%

Ratios to Average Net Assets(e)
Total expenses	0.86%	0.88%	0.90%	0.86	%(f)(g)	0.93	%(h)	1.09	%(i)

Total expenses after fees waived and/or reimbursed	0.73%	0.73%	0.73%	0.73	%(f)(g)	0.73	%(h)	0.73	%(i)

Net investment income	0.56%	0.70%	0.92%	0.67	%(f)(g)	0.62	%(h)	1.04	%(i)

Supplemental Data
Net assets, end of period (000)	$1,582,288	$1,547,821	$1,271,384	$1,382,899		$1,519,185		$1,325,195

Portfolio turnover rate	117%	116%	105%	73	%(j)	111	%(j)	99	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

58	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)
	Investor C

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$16.73	$13.01	$14.06	$18.68		$15.14		$13.72

Net investment income (loss)(a)	(0.03)	(0.01)	0.02	(0.01)		(0.02)		0.04
Net realized and unrealized gain (loss)	1.91	3.80	(0.16)	(0.61)		4.28		1.95

Net increase (decrease) from investment operations	1.88	3.79	(0.14)	(0.62)		4.26		1.99

Distributions(b)
From net investment income	(0.03)	(0.07)	(0.06)	(0.00	)(c)	—		(0.14)
From net realized gain	(2.92)	—	(0.85)	(4.00)		(0.72)		(0.43)

Total distributions	(2.95)	(0.07)	(0.91)	(4.00)		(0.72)		(0.57)

Net asset value, end of period	$15.66	$16.73	$13.01	$14.06		$18.68		$15.14

Total Return(d)
Based on net asset value	11.52%	29.21%	(0.42)%	(5.81	)%(e)	29.03%		14.80%

Ratios to Average Net Assets(f)
Total expenses	1.68%	1.69%	1.72%	1.69	%(g)(h)	1.69	%(i)	1.87	%(j)

Total expenses after fees waived and/or reimbursed	1.48%	1.48%	1.48%	1.48	%(g)(h)	1.48	%(i)	1.48	%(j)

Net investment income (loss)	(0.19)%	(0.05)%	0.17%	(0.08	)%(g)(h)	(0.13	)%(i)	0.32	%(j)

Supplemental Data
Net assets, end of period (000)	$44,961	$44,928	$31,813	$38,506		$42,561		$31,921

Portfolio turnover rate	117%	116%	105%	73	%(k)	111	%(k)	99	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)
	Class K

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$22.42	$17.36	$18.40	$23.34		$18.79		$16.88

Net investment income(a)	0.19	0.20	0.21	0.13		0.20		0.22
Net realized and unrealized gain (loss)	2.59	5.06	(0.19)	(0.87)		5.32		2.42

Net increase (decrease) from investment operations	2.78	5.26	0.02	(0.74)		5.52		2.64

Distributions(b)
From net investment income	(0.20)	(0.20)	(0.21)	(0.20)		(0.23)		(0.30)
From net realized gain	(2.92)	—	(0.85)	(4.00)		(0.74)		(0.43)

Total distributions	(3.12)	(0.20)	(1.06)	(4.20)		(0.97)		(0.73)

Net asset value, end of period	$22.08	$22.42	$17.36	$18.40		$23.34		$18.79

Total Return(c)
Based on net asset value	12.73%	30.53%	0.63%	(5.18	)%(d)	30.42%		16.01%

Ratios to Average Net Assets(e)
Total expenses	0.51%	0.52%	0.54%	0.51	%(f)(g)	0.55	%(h)	0.70	%(i)

Total expenses after fees waived and/or reimbursed	0.43%	0.43%	0.43%	0.43	%(f)(g)	0.43	%(h)	0.43	%(i)

Net investment income	0.85%	1.01%	1.22%	0.98	%(f)(g)	0.91	%(h)	1.30	%(i)

Supplemental Data
Net assets, end of period (000)	$122,088	$41,460	$31,568	$61,965		$56,736		$34,078

Portfolio turnover rate	117%	116%	105%	73	%(j)	111	%(j)	99	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

60	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)
	Class R

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$19.07	$14.80	$15.84	$20.60		$16.66		$15.03

Net investment income(a)	0.06	0.07	0.10	0.05		0.07		0.13
Net realized and unrealized gain (loss)	2.18	4.32	(0.17)	(0.72)		4.70		2.13

Net increase (decrease) from investment operations	2.24	4.39	(0.07)	(0.67)		4.77		2.26

Distributions(b)
From net investment income	(0.08)	(0.12)	(0.12)	(0.09)		(0.09)		(0.20)
From net realized gain	(2.92)	—	(0.85)	(4.00)		(0.74)		(0.43)

Total distributions	(3.00)	(0.12)	(0.97)	(4.09)		(0.83)		(0.63)

Net asset value, end of period	$18.31	$19.07	$14.80	$15.84		$20.60		$16.66

Total Return(c)
Based on net asset value	12.08%	29.82%	0.14%	(5.55	)%(d)	29.67%		15.38%

Ratios to Average Net Assets(e)
Total expenses	1.21%	1.22%	1.24%	1.23	%(f)(g)	1.26	%(h)	1.37	%(i)

Total expenses after fees waived and/or reimbursed	0.98%	0.98%	0.98%	0.98	%(f)(g)	0.98	%(h)	0.98	%(i)

Net investment income	0.31%	0.44%	0.68%	0.42	%(f)(g)	0.37	%(h)	0.83	%(i)

Supplemental Data
Net assets, end of period (000)	$15,982	$19,237	$11,479	$13,967		$14,399		$12,416

Portfolio turnover rate	117%	116%	105%	73	%(j)	111	%(j)	99	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund
	Institutional

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$32.45	$26.63	$29.79	$35.07	$24.74

Net investment income(a)	0.48	0.51	0.47	0.45	0.46
Net realized and unrealized gain (loss)	2.31	6.16	(2.02)	(0.21)	10.36

Net increase (decrease) from investment operations	2.79	6.67	(1.55)	0.24	10.82

Distributions(b)
From net investment income	(0.49)	(0.50)	(0.47)	(0.47)	(0.49)
From net realized gain	(3.84)	(0.35)	(1.14)	(5.05)	—

Total distributions	(4.33)	(0.85)	(1.61)	(5.52)	(0.49)

Net asset value, end of year	$30.91	$32.45	$26.63	$29.79	$35.07

Total Return(c)
Based on net asset value	8.89%	25.48%	(4.97)%	0.63%	44.37%

Ratios to Average Net Assets(d)
Total expenses	0.71%	0.71%	0.70%	0.70%	0.84	%(e)

Total expenses after fees waived and/or reimbursed	0.54%	0.54%	0.54%	0.54%	0.54	%(e)

Net investment income	1.52%	1.73%	1.72%	1.41%	1.58	%(e)

Supplemental Data
Net assets, end of year (000)	$206,775	$193,379	$164,434	$186,903	$194,452

Portfolio turnover rate	120%	118%	116%	136%	126	%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Advantage Large Cap Value Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(f)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

62	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)
	Investor A

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$31.48	$25.86	$28.98	$34.26	$24.18

Net investment income(a)	0.39	0.43	0.39	0.36	0.38
Net realized and unrealized gain (loss)	2.24	5.97	(1.97)	(0.20)	10.13

Net increase (decrease) from investment operations	2.63	6.40	(1.58)	0.16	10.51

Distributions(b)
From net investment income	(0.41)	(0.43)	(0.40)	(0.39)	(0.43)
From net realized gain	(3.84)	(0.35)	(1.14)	(5.05)	—

Total distributions	(4.25)	(0.78)	(1.54)	(5.44)	(0.43)

Net asset value, end of year	$29.86	$31.48	$25.86	$28.98	$34.26

Total Return(c)
Based on net asset value	8.63%	25.15%	(5.22)%	0.40%	44.01%

Ratios to Average Net Assets(d)
Total expenses	0.96%	0.96%	0.97%	0.97%	1.10	%(e)

Total expenses after fees waived and/or reimbursed	0.79%	0.79%	0.79%	0.79%	0.79	%(e)

Net investment income	1.28%	1.48%	1.47%	1.16%	1.33	%(e)

Supplemental Data
Net assets, end of year (000)	$386,921	$393,788	$345,671	$394,334	$405,607

Portfolio turnover rate	120%	118%	116%	136%	126	%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Advantage Large Cap Value Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(f)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)
	Investor C

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$28.44	$23.43	$26.40	$31.69	$22.31

Net investment income(a)	0.14	0.19	0.17	0.12	0.16
Net realized and unrealized gain (loss)	2.02	5.40	(1.78)	(0.19)	9.37

Net increase (decrease) from investment operations	2.16	5.59	(1.61)	(0.07)	9.53

Distributions(b)
From net investment income	(0.20)	(0.23)	(0.22)	(0.17)	(0.15)
From net realized gain	(3.84)	(0.35)	(1.14)	(5.05)	—

Total distributions	(4.04)	(0.58)	(1.36)	(5.22)	(0.15)

Net asset value, end of year	$26.56	$28.44	$23.43	$26.40	$31.69

Total Return(c)
Based on net asset value	7.80%	24.21%	(5.89)%	(0.38)%	42.99%

Ratios to Average Net Assets(d)
Total expenses	1.75%	1.76%	1.74%	1.73%	1.85	%(e)

Total expenses after fees waived and/or reimbursed	1.54%	1.54%	1.54%	1.54%	1.54	%(e)

Net investment income	0.53%	0.73%	0.72%	0.41%	0.63	%(e)

Supplemental Data
Net assets, end of year (000)	$13,867	$14,553	$14,894	$18,099	$20,880

Portfolio turnover rate	120%	118%	116%	136%	126	%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Advantage Large Cap Value Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(f)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

64	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)
	Class K

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$32.45	$26.64	$29.80	$35.08	$24.74

Net investment income(a)	0.50	0.53	0.48	0.47	0.47
Net realized and unrealized gain (loss)	2.31	6.14	(2.01)	(0.22)	10.38

Net increase (decrease) from investment operations	2.81	6.67	(1.53)	0.25	10.85

Distributions(b)
From net investment income	(0.51)	(0.51)	(0.49)	(0.48)	(0.51)
From net realized gain	(3.84)	(0.35)	(1.14)	(5.05)	—

Total distributions	(4.35)	(0.86)	(1.63)	(5.53)	(0.51)

Net asset value, end of year	$30.91	$32.45	$26.64	$29.80	$35.08

Total Return(c)
Based on net asset value	8.94%	25.49%	(4.91)%	0.69%	44.48%

Ratios to Average Net Assets(d)
Total expenses	0.63%	0.62%	0.63%	0.63%	0.74	%(e)

Total expenses after fees waived and/or reimbursed	0.49%	0.49%	0.49%	0.49%	0.49	%(e)

Net investment income	1.57%	1.80%	1.77%	1.47%	1.62	%(e)

Supplemental Data
Net assets, end of year (000)	$12,116	$12,053	$10,451	$10,210	$8,258

Portfolio turnover rate	120%	118%	116%	136%	126	%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Advantage Large Cap Value Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(f)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)
	Class R

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$29.80	$24.52	$27.56	$32.84	$23.18

Net investment income(a)	0.30	0.34	0.31	0.27	0.29
Net realized and unrealized gain (loss)	2.10	5.65	(1.87)	(0.19)	9.71

Net increase (decrease) from investment operations	2.40	5.99	(1.56)	0.08	10.00

Distributions(b)
From net investment income	(0.34)	(0.36)	(0.34)	(0.31)	(0.34)
From net realized gain	(3.84)	(0.35)	(1.14)	(5.05)	—

Total distributions	(4.18)	(0.71)	(1.48)	(5.36)	(0.34)

Net asset value, end of year	$28.02	$29.80	$24.52	$27.56	$32.84

Total Return(c)
Based on net asset value	8.31%	24.84%	(5.43)%	0.14%	43.63%

Ratios to Average Net Assets(d)
Total expenses	1.33%	1.35%	1.36%	1.35%	1.41	%(e)

Total expenses after fees waived and/or reimbursed	1.04%	1.04%	1.04%	1.04%	1.04	%(e)

Net investment income	1.03%	1.23%	1.22%	0.91%	1.11	%(e)

Supplemental Data
Net assets, end of year (000)	$5,344	$7,729	$6,925	$8,440	$9,015

Portfolio turnover rate	120%	118%	116%	136%	126	%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Advantage Large Cap Value Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(f)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

66	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements

1. ORGANIZATION

BlackRock FundsSM (the “Trust”) and BlackRock Large Cap Series Funds, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. BlackRock Advantage International Fund, BlackRock Advantage Large Cap Growth Fund and BlackRock Small Cap Core Fund are series of the Trust. BlackRock Advantage Large Cap Core Fund and BlackRock Advantage Large Cap Value Fund are series of the Corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Advantage International Fund	Advantage International	Diversified
BlackRock Advantage Large Cap Growth Fund	Advantage Large Cap Growth	Diversified
BlackRock Advantage Small Cap Core Fund	Advantage Small Cap Core	Diversified
BlackRock Advantage Large Cap Core Fund	Advantage Large Cap Core	Diversified
BlackRock Advantage Large Cap Value Fund	Advantage Large Cap Value	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Directors of the Corporation and the Board of Trustees of the Trust are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors.”

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund

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Notes to Financial Statements (continued)

invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not

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Notes to Financial Statements (continued)

available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not

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Notes to Financial Statements (continued)

receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
Advantage International
BofA Securities, Inc.	$78	$(78)	$—		$—
Goldman Sachs & Co. LLC	245,052	(245,052)	—		—

	$245,130	$(245,130)	$—		$—

Advantage Small Cap Core
Barclays Capital, Inc.	$205,174	$(205,174)	$—		$—
BNP Paribas SA	3,695,191	(3,695,191)	—		—
BofA Securities, Inc.	4,404,054	(4,404,054)	—		—
Citigroup Global Markets, Inc.	14,448,734	(14,448,734)	—		—
J.P. Morgan Securities LLC	36,119,465	(36,119,465)	—		—
Jefferies LLC	229,870	(229,870)	—		—
Morgan Stanley	43,242,110	(43,242,110)	—		—
National Financial Services LLC	2,434,983	(2,434,983)	—		—
SG Americas Securities LLC	336,841	(336,841)	—		—
State Street Bank & Trust Co.	15,074,648	(15,074,648)	—		—
Toronto-Dominion Bank	1,329,669	(1,329,669)	—		—

	$121,520,739	$(121,520,739)	$—		$—

Advantage Large Cap Value
J.P. Morgan Securities LLC	$598,334	$(598,334)	$—		$—
National Financial Services LLC	313,992	(313,992)	—		—

	$912,326	$(912,326)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements (continued)

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees

Average Daily Net Assets	Advantage International	Advantage Large Cap Growth	Advantage Small Cap Core	Advantage Large Cap Core	Advantage Large Cap Value
First $1 billion	0.45%	0.57%	0.45%	0.45%	0.49%
$1 billion - $3 billion	0.42	0.54	0.42	0.42	0.46
$3 billion - $5 billion	0.41	0.51	0.41	0.41	0.44
$5 billion - $10 billion	0.39	0.50	0.39	0.39	0.43
Greater than $10 billion	0.38	0.48	0.38	0.38	0.42

Service and Distribution Fees: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Advantage International		Advantage Large Cap Growth		Advantage Small Cap Core

Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25%	0.75%
Class R	0.25	0.25	0.25	0.25	N/A	N/A

			Advantage Large Cap Core		Advantage Large Cap Value

Share Class			Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A			0.25%	N/A	0.25%	N/A
Investor C			0.25	0.75%	0.25	0.75%
Class R			0.25	0.25	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

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Notes to Financial Statements (continued)

For the year ended May 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total
Advantage International	$723,707	$148,936	$177,612	$1,050,255
Advantage Large Cap Growth	1,470,050	319,070	8,852	1,797,972
Advantage Small Cap Core	1,356,687	120,485	—	1,477,172
Advantage Large Cap Core	4,007,589	469,262	83,498	4,560,349
Advantage Large Cap Value	994,462	143,582	33,548	1,171,592

Administration: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended May 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage International	$362,312	$57,927	$2,982	$110,791	$7,113	$541,125
Advantage Large Cap Growth	139,060	117,772	6,389	1,472	354	265,047
Advantage Small Cap Core	434,876	108,550	2,414	236,676	—	782,516
Advantage Large Cap Core	249,629	321,135	9,398	14,259	3,330	597,751
Advantage Large Cap Value	41,630	79,687	2,877	2,373	1,346	127,913

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2025, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Total
Advantage International	$729,479	$729,479
Advantage Large Cap Growth	598,144	598,144
Advantage Small Cap Core	273,936	273,936
Advantage Large Cap Core	541,295	541,295

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage International	$8,905	$15,722	$1,819	$691	$4,497	$31,634
Advantage Large Cap Growth	2,274	96,390	5,737	118	67	104,586
Advantage Small Cap Core	4,434	15,572	1,525	1,465	—	22,996
Advantage Large Cap Core	17,597	119,796	2,446	69	194	140,102
Advantage Large Cap Value	727	24,237	1,885	55	111	27,015

For the year ended May 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage International	$1,898,294	$338,614	$49,694	$8,568	$118,011	$2,413,181
Advantage Large Cap Growth	744,554	591,567	86,204	723	3,813	1,426,861
Advantage Small Cap Core	1,537,261	867,353	18,227	47,144	—	2,469,985
Advantage Large Cap Core	1,152,464	1,598,581	80,148	1,938	33,456	2,866,587
Advantage Large Cap Value	183,092	345,442	18,852	847	14,595	562,828

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Notes to Financial Statements (continued)

Other Fees: For the year ended May 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
Advantage International	$6,682
Advantage Large Cap Growth	25,653
Advantage Small Cap Core	14,702
Advantage Large Cap Core	32,631
Advantage Large Cap Value	8,603

For the year ended May 31, 2025, affiliates received CDSCs as follows:

Share Class	Advantage International	Advantage Large Cap Growth	Advantage Small Cap Core	Advantage Large Cap Core	Advantage Large Cap Value
Investor A	$626	$1,103	$2,855	$11,172	$479
Investor C	161	790	3,582	1,980	3,770

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Directors who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2025, the amounts waived were as follows:

Fund Name	Amounts Waived
Advantage International	$53,364
Advantage Large Cap Growth	9,750
Advantage Small Cap Core	31,107
Advantage Large Cap Core	20,841
Advantage Large Cap Value	4,461

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended May 31, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R
Advantage International	0.50%	0.75%	1.50%	0.45%	1.00%
Advantage Large Cap Growth	0.62	0.87	1.62	0.57	1.12
Advantage Small Cap Core	0.50	0.75	1.50	0.45	N/A
Advantage Large Cap Core	0.48	0.73	1.48	0.43	0.98
Advantage Large Cap Value	0.54	0.79	1.54	0.49	1.04

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026 (June 30, 2035 with respect to Advantage Large Cap Growth Class R Shares), unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.

For the year ended May 31, 2025, the Manager waived and/or reimbursed investment advisory fees, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations, as follows:

Fund Name	Amounts Waived
Advantage International	$1,273,443
Advantage Large Cap Growth	804,406
Advantage Small Cap Core	1,193,541
Advantage Large Cap Core	1,721,773
Advantage Large Cap Value	697,256

Advantage Large Cap Value also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the year ended May 31, 2025, the amount was $34.

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Notes to Financial Statements (continued)

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific, transfer agent fees waived and/or reimbursed by the Manager — class specific, service and distribution fees waived and service distribution fees reimbursed respectively, in the Statements of Operations. For the year ended May 31, 2025, class specific expense waivers and/or reimbursements were as follows:

	Administration Fees Waived by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage International	$362,312	$57,927	$2,982	$110,791	$7,113	$541,125
Advantage Large Cap Growth	139,060	117,772	6,389	1,472	354	265,047
Advantage Small Cap Core	434,876	108,550	2,414	236,676	—	782,516
Advantage Large Cap Core	249,629	321,135	9,398	14,259	3,330	597,751
Advantage Large Cap Value	41,630	79,687	2,877	2,373	1,346	127,913

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage International	$989,309	$193,211	$42,026	$8,568	$100,005	$1,333,119
Advantage Large Cap Growth	396,897	295,344	69,876	723	2,923	765,763
Advantage Small Cap Core	449,820	592,883	12,039	47,144	—	1,101,886
Advantage Large Cap Core	528,499	790,514	56,023	1,938	25,390	1,402,364
Advantage Large Cap Value	79,010	144,858	11,420	847	11,152	247,287

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund (except Advantage International) retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Pursuant to the current securities lending agreement, Advantage International retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each Fund (except Advantage International), pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Advantage International, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, each Fund (except Advantage International) would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended May 31, 2025, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
Advantage International	$466
Advantage Large Cap Growth	1,014
Advantage Small Cap Core	100,497
Advantage Large Cap Core	3,272

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Notes to Financial Statements (continued)

Fund Name	Amounts
Advantage Large Cap Value	$985

Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund other than Advantage Large Cap Growth could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.

During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Corporation’s/Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors or trustees. For the year ended May 31, 2025, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain
Advantage International	$623,319,073	$448,077,469	$14,457,252
Advantage Large Cap Growth	499,100,019	499,557,726	41,278,317
Advantage Small Cap Core	74,749,660	122,314,378	14,181,301
Advantage Large Cap Core	343,169,678	388,265,947	48,195,744
Advantage Large Cap Value	68,762,369	85,285,447	8,008,408

7. PURCHASES AND SALES

For the year ended May 31, 2025, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
Advantage International	$5,639,388,426	$3,058,004,971
Advantage Large Cap Growth	1,953,866,009	1,989,314,086
Advantage Small Cap Core	3,871,936,784	3,401,818,458
Advantage Large Cap Core	3,463,132,134	3,615,443,295
Advantage Large Cap Value	762,648,597	802,864,164

8. INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of May 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to distributions in connection with fund share redemptions were reclassified to the following accounts:

Fund Name	Paid-in capital	Accumulated earnings (loss)
Advantage Large Cap Value	$3,450,328	$(3,450,328)

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

Fund Name	Year Ended 05/31/25	Year Ended 05/31/24
Advantage International
Ordinary income	$52,333,022	$37,122,024
Long term capital gains	15,828,707	—

	$68,161,729	$37,122,024

Advantage Large Cap Growth
Ordinary income	$79,903,303	$1,571,523
Long term capital gains	183,862,841	7,955,409

	$263,766,144	$9,526,932

Advantage Small Cap Core
Ordinary income	$29,859,476	$35,871,400

Advantage Large Cap Core
Ordinary income	$166,740,762	$26,639,557
Long term capital gains	242,117,226	—

	$408,857,988	$26,639,557

Advantage Large Cap Value
Ordinary income	$57,636,023	$8,914,549
Long term capital gains	27,592,167	7,076,825

	$85,228,190	$15,991,374

As of May 31, 2025, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
Advantage International	$123,499,477	$36,696,200	$624,864,507	$785,060,184
Advantage Large Cap Growth	21,433,081	29,563,233	491,187,913	542,184,227
Advantage Small Cap Core	7,356,801	6,922,566	62,326,135	76,605,502
Advantage Large Cap Core	17,827,530	134,512,190	901,509,415	1,053,849,135
Advantage Large Cap Value	9,802,910	24,797,933	56,329,083	90,929,926

(a)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.

During the year ended May 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:

Fund Name	Utilized
Advantage International	$36,663,284
Advantage Small Cap Core	203,707,240

As of May 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage International	$4,295,261,005	$653,268,635	$(29,512,790)	$623,755,845
Advantage Large Cap Growth	917,220,893	512,954,652	(21,764,926)	491,189,726
Advantage Small Cap Core	4,023,854,106	535,751,912	(473,425,778)	62,326,134
Advantage Large Cap Core	2,118,454,353	975,973,345	(74,463,930)	901,509,415
Advantage Large Cap Value	568,831,801	87,061,453	(30,718,413)	56,343,040

9.	BANK BORROWINGS

The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds

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Notes to Financial Statements (continued)

rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2025, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate,

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Notes to Financial Statements (continued)

it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Advantage International invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Advantage International invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 05/31/25		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount
Advantage International
Institutional
Shares sold	109,283,830	$2,200,589,185	23,297,357	$414,287,683
Shares issued in reinvestment of distributions	2,331,042	45,153,839	1,383,179	24,124,489
Shares redeemed	(24,097,125)	(486,562,846)	(10,399,113)	(186,487,678)

	87,517,747	$1,759,180,178	14,281,423	$251,924,494

Investor A
Shares sold and automatic conversion of shares	5,614,729	$110,909,359	1,964,803	$34,539,277
Shares issued in reinvestment of distributions	402,643	7,702,303	319,591	5,512,362
Shares redeemed	(2,442,734)	(47,715,668)	(2,564,768)	(44,937,995)

	3,574,638	$70,895,994	(280,374)	$(4,886,356)

Investor C
Shares sold	205,037	$3,909,116	759,644	$12,470,746
Shares issued in reinvestment of distributions	20,101	372,401	8,965	149,273
Shares redeemed and automatic conversion of shares	(200,918)	(3,828,891)	(141,151)	(2,420,929)

	24,220	$452,626	627,458	$10,199,090

Class K
Shares sold	51,396,214	$991,005,728	2,590,705	$46,132,287
Shares issued in reinvestment of distributions	462,357	8,955,985	344,221	6,005,317
Shares redeemed	(10,829,822)	(215,078,714)	(1,798,410)	(32,102,894)

	41,028,749	$784,882,999	1,136,516	$20,034,710

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Notes to Financial Statements (continued)

	Year Ended 05/31/25		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage International (continued)
Class R
Shares sold	487,845	$9,494,280	1,017,841	$17,350,290
Shares issued in reinvestment of distributions	54,195	1,035,538	35,544	612,167
Shares redeemed	(580,304)	(11,354,718)	(381,525)	(6,684,230)

	(38,264)	$(824,900)	671,860	$11,278,227

	132,107,090	$2,614,586,897	16,436,883	$288,550,165

Advantage Large Cap Growth
Institutional
Shares sold	5,564,680	$137,365,853	3,274,605	$74,950,123
Shares issued in reinvestment of distributions	4,987,362	129,647,525	235,499	5,243,158
Shares redeemed	(4,696,936)	(123,889,192)	(4,350,268)	(97,770,614)

	5,855,106	$143,124,186	(840,164)	$(17,577,333)

Investor A
Shares sold and automatic conversion of shares	1,369,989	$32,838,557	985,440	$21,327,952
Shares issued in reinvestment of distributions	4,866,084	117,659,241	183,148	3,842,876
Shares redeemed	(3,106,423)	(74,148,286)	(2,634,857)	(56,679,531)

	3,129,650	$76,349,512	(1,466,269)	$(31,508,703)

Investor C
Shares sold	292,255	$5,317,763	1,314,696	$20,739,576
Shares issued in reinvestment of distributions	447,907	8,228,042	15,709	263,290
Shares redeemed and automatic conversion of shares	(536,328)	(9,470,996)	(328,177)	(5,811,599)

	203,834	$4,074,809	1,002,228	$15,191,267

Class K
Shares sold	105,078	$2,703,814	138,788	$3,023,950
Shares issued in reinvestment of distributions	52,367	1,361,231	2,010	44,757
Shares redeemed	(59,441)	(1,535,411)	(43,058)	(985,582)

	98,004	$2,529,634	97,740	$2,083,125

Class R
Shares sold	34,108	$825,804	36,480	$901,709
Shares issued in reinvestment of distributions	12,194	312,822	225	4,973
Shares redeemed	(14,981)	(380,780)	(3,405)	(74,617)

	31,321	$757,846	33,300	$832,065

	9,317,915	$226,835,987	(1,173,165)	$(30,979,579)

Advantage Small Cap Core
Institutional
Shares sold	36,255,072	$653,384,270	21,347,099	$333,503,755
Shares issued in reinvestment of distributions	877,781	16,960,194	1,441,914	22,168,806
Shares redeemed	(27,741,700)	(495,346,481)	(59,497,255)	(936,471,823)

	9,391,153	$174,997,983	(36,708,242)	$(580,799,262)

Investor A
Shares sold and automatic conversion of shares	26,250,441	$458,810,007	4,034,735	$63,459,431
Shares issued in reinvestment of distributions	155,609	3,014,256	180,437	2,751,052
Shares redeemed	(10,062,007)	(180,510,807)	(4,608,184)	(72,025,154)

	16,344,043	$281,313,456	(393,012)	$(5,814,671)

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (continued)

	Year Ended 05/31/25		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage Small Cap Core (continued)
Investor C
Shares sold	192,135	$3,354,087	207,623	$3,184,439
Shares issued in reinvestment of distributions	133	2,511	1,527	22,365
Shares redeemed and automatic conversion of shares	(259,412)	(4,353,432)	(194,068)	(2,922,880)

	(67,144)	$(996,834)	15,082	$283,924

Class K
Shares sold	14,776,571	$264,820,724	10,206,738	$162,561,113
Shares issued in reinvestment of distributions	508,877	9,825,285	706,613	10,874,632
Shares redeemed	(13,506,537)	(241,870,997)	(16,148,319)	(253,421,934)

	1,778,911	$32,775,012	(5,234,968)	$(79,986,189)

	27,446,963	$488,089,617	(42,321,140)	$(666,316,198)

Advantage Large Cap Core
Institutional
Shares sold	4,901,286	$108,928,769	4,253,897	$85,531,661
Shares issued in reinvestment of distributions	6,824,168	152,053,419	692,648	13,247,256
Shares redeemed	(8,046,068)	(178,761,785)	(36,907,101)	(738,281,082)

	3,679,386	$82,220,403	(31,960,556)	$(639,502,165)

Investor A
Shares sold and automatic conversion of shares	3,492,799	$72,667,388	4,162,870	$77,141,036
Shares issued in reinvestment of distributions	10,131,144	211,932,648	603,551	10,921,227
Shares redeemed	(10,172,908)	(212,016,675)	(9,152,406)	(171,310,982)

	3,451,035	$72,583,361	(4,385,985)	$(83,248,719)

Investor C
Shares sold	499,466	$7,992,470	1,011,189	$14,414,272
Shares issued in reinvestment of distributions	499,829	8,029,473	12,705	182,763
Shares redeemed and automatic conversion of shares	(813,790)	(12,914,239)	(782,761)	(11,561,228)

	185,505	$3,107,704	241,133	$3,035,807

Class K
Shares sold	4,218,196	$93,555,579	766,994	$15,907,891
Shares issued in reinvestment of distributions	269,362	6,007,448	16,885	323,379
Shares redeemed	(807,452)	(17,528,032)	(753,056)	(14,656,265)

	3,680,106	$82,034,995	30,823	$1,575,005

Class R
Shares sold	156,730	$2,856,469	346,800	$5,958,058
Shares issued in reinvestment of distributions	132,563	2,468,740	6,126	100,028
Shares redeemed	(425,172)	(8,167,576)	(119,768)	(2,062,229)

	(135,879)	$(2,842,367)	233,158	$3,995,857

	10,860,153	$237,104,096	(35,841,427)	$(714,144,215)

Advantage Large Cap Value
Institutional
Shares sold	1,450,247	$45,574,832	927,476	$27,481,322
Shares issued in reinvestment of distributions	764,805	23,946,218	156,585	4,498,448
Shares redeemed	(1,483,999)	(46,611,031)	(1,298,843)	(37,668,127)

	731,053	$22,910,019	(214,782)	$(5,688,357)

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Notes to Financial Statements (continued)

	Year Ended 05/31/25		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage Large Cap Value (continued)
Investor A
Shares sold and automatic conversion of shares	704,352	$21,472,423	633,902	$18,495,637
Shares issued in reinvestment of distributions	1,599,849	48,484,401	323,626	9,028,137
Shares redeemed	(1,852,410)	(56,231,657)	(1,815,261)	(52,151,342)

	451,791	$13,725,167	(857,733)	$(24,627,568)

Investor C
Shares sold	101,045	$2,742,000	59,407	$1,538,116
Shares issued in reinvestment of distributions	71,958	1,952,910	13,191	333,274
Shares redeemed and automatic conversion of shares	(162,600)	(4,396,509)	(196,611)	(5,153,312)

	10,403	$298,401	(124,013)	$(3,281,922)

Class K
Shares sold	99,111	$3,088,303	193,424	$5,568,726
Shares issued in reinvestment of distributions	50,029	1,566,111	14,682	421,603
Shares redeemed	(128,551)	(4,045,979)	(229,117)	(7,039,729)

	20,589	$608,435	(21,011)	$(1,049,400)

Class R
Shares sold	18,803	$536,038	24,923	$685,611
Shares issued in reinvestment of distributions	37,342	1,065,365	7,025	185,628
Shares redeemed	(124,836)	(3,502,166)	(55,037)	(1,487,018)

	(68,691)	$(1,900,763)	(23,089)	$(615,779)

	1,145,145	$35,641,259	(1,240,628)	$(35,263,026)

As of May 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Share Class	Advantage Large Cap Growth
Class K	12,217

12.	FOREIGN WITHHOLDINGS TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which Advantage International is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of May 31, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Advantage International Fund, BlackRock Advantage Large Cap Growth Fund and BlackRock Advantage Small Cap Core Fund and the Board of Trustees of BlackRock FundsSM, and to the Shareholders of BlackRock Advantage Large Cap Core Fund and BlackRock Advantage Large Cap Value Fund and the Board of Directors of BlackRock Large Cap Series Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of BlackRock Advantage International Fund, BlackRock Advantage Large Cap Growth Fund, and BlackRock Advantage Small Cap Core Fund of BlackRock FundsSM, and BlackRock Advantage Large Cap Core Fund and BlackRock Advantage Large Cap Value Fund of BlackRock Large Cap Series Funds, Inc. (the “Funds”), including the schedules of investments, as of May 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Financial Highlights
BlackRock Advantage International Fund, BlackRock Advantage Large Cap Growth Fund, BlackRock Advantage Large Cap Value Fund, BlackRock Advantage Small Cap Core Fund	For each of the five years in the period ended May 31, 2025
BlackRock Advantage Large Cap Core Fund	For each of the three years in the period ended May 31, 2025, for the period from October 1, 2021 through May 31, 2022, and for each of the two years in the period ended September 30, 2021

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

July 22, 2025

We have served as the auditor of one or more BlackRock investment companies since 1992.

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Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2025:

Fund Name	Qualified Dividend Income

Advantage International	$90,455,486
Advantage Large Cap Growth	8,375,591
Advantage Small Cap Core	38,421,070
Advantage Large Cap Core	35,961,936
Advantage Large Cap Value	10,917,401

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended May 31, 2025:

Fund Name	Qualified Business Income

Advantage Large Cap Growth	$45,895
Advantage Large Cap Core	1,202,951
Advantage Large Cap Value	602,162

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended May 31, 2025:

Fund Name	20% Rate Long-Term Capital Gain Dividends

Advantage International	$15,828,707
Advantage Large Cap Growth	183,862,841
Advantage Large Cap Core	242,117,226
Advantage Large Cap Value	29,838,821

The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended May 31, 2025:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid

Advantage International	$90,749,739	$8,078,379

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2025:

Fund Name	Federal Obligation Interest

Advantage International	$1,380,159
Advantage Small Cap Core	568,598
Advantage Large Cap Core	327,494
Advantage Large Cap Value	88,901

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2025 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction

Advantage Large Cap Growth	14.24%
Advantage Small Cap Core	100.00
Advantage Large Cap Core	31.68
Advantage Large Cap Value	36.65

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2025:

Fund Name	Interest Dividends

Advantage International	$2,769,038
Advantage Small Cap Core	1,146,368
Advantage Large Cap Core	660,016
Advantage Large Cap Value	179,194

I M P O R T A N T T A X I N F O R M A T I O N	83

Important Tax Information (unaudited) (continued)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2025:

Fund Name	Interest-Related Dividends	Qualified Short-Term Capital Gains

Advantage International	$2,782,019	$—
Advantage Large Cap Growth	—	79,576,383
Advantage Small Cap Core	1,146,368	—
Advantage Large Cap Core	660,137	146,283,074
Advantage Large Cap Value	179,200	48,937,302

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Disclosure of Investment Advisory Agreements

The Board of Trustees of BlackRock Funds (the “Trust”) met on April 22, 2025 and May 20-21, 2025 to consider the approval to continue the investment advisory agreement (the “Trust Advisory Agreement”) between the Trust, on behalf of BlackRock Advantage International Fund (“Advantage International Fund”), BlackRock Advantage Large Cap Growth Fund (“Advantage Large Cap Growth Fund”) and BlackRock Advantage Small Cap Core Fund (“Advantage Small Cap Core Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

The Board of Directors of BlackRock Large Cap Series Funds, Inc. (the “Corporation”) met on April 22, 2025 and May 20-21, 2025 to consider the approval to continue the investment advisory agreement (the “Corporation Advisory Agreement”) between the Corporation, on behalf of BlackRock Advantage Large Cap Value Fund (“Advantage Large Cap Value Fund”) and BlackRock Advantage Large Cap Core Fund (“Advantage Large Cap Core Fund”), and the Manager, each Fund’s investment advisor.

Advantage International Fund, Advantage Large Cap Growth Fund, Advantage Small Cap Core Fund, Advantage Large Cap Value Fund and Advantage Large Cap Core Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Trust Advisory Agreement and the Corporation Advisory Agreement are referred to herein individually as an “Agreement” or collectively as the “Agreements.” For simplicity: (a) the Board of Trustees of the Trust and the Board of Directors of the Corporation are referred to herein individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members”; and (b) the meetings held on April 22, 2025 are referred to as the “April Meeting” and the meetings held on May 20-21, 2025 are referred to as the “May Meeting.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Boards consider the approval of the continuation of the pertinent Agreement for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the pertinent Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Boards had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of each Board similarly met throughout the year. The Boards also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Boards assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Boards, acting directly and through their committees, considered information that was relevant to their annual consideration of the renewal of the pertinent Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to the Boards in response to specific questions from the Boards. Among the matters the Boards considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Boards received and reviewed materials specifically relating to the renewal of the pertinent Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist their deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Boards as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, each Board reviewed materials relating to its consideration of the pertinent Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, each Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T S	85

Disclosure of Investment Advisory Agreements (continued)

profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

Each Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. Each Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. Each Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the applicable Fund. Throughout the year, each Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

Each Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. Each Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Boards considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. Each Board also considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Funds

Each Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. Each Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Boards were also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, with respect to each Fund, the applicable Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. Each Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Boards focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Boards recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board of the Trust noted that for each of the one-, three- and five-year periods reported, Advantage International Fund ranked in the first quartile against its Performance Peers.

The Board of the Corporation noted that for the one-, three- and five-year periods reported, Advantage Large Cap Core Fund ranked in the first, second and second quartiles, respectively, against its Performance Peers.

The Board of the Trust noted that for each of the one-, three- and five-year periods reported, Advantage Large Cap Growth Fund ranked in the second quartile against its Performance Peers.

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Disclosure of Investment Advisory Agreements (continued)

The Board of the Corporation noted that for the one-, three- and five-year periods reported, Advantage Large Cap Value Fund ranked in the second, third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.

The Board of the Trust noted that for the one-, three- and five-year periods reported, Advantage Small Cap Core Fund ranked in the second, third and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

Each Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Boards considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Boards reviewed BlackRock’s profitability methodology and were also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Boards reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Boards currently oversee for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Boards reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Boards thus recognized the limitations of calculating and comparing profitability at the individual fund level.

The Boards received and reviewed statements relating to BlackRock’s financial condition. The Boards reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Boards considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available.

Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The applicable Board noted that each of Advantage International Fund’s, Advantage Small Cap Core Fund’s and Advantage Large Cap Core Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Board of the Trust noted that Advantage Large Cap Growth Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.

The Board of the Corporation noted that Advantage Large Cap Value Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Boards also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent Fund increases above certain contractually specified levels. The Boards additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels. The Boards further noted that BlackRock and the applicable Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

Each Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. Each Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. Each Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T S	87

Disclosure of Investment Advisory Agreements (continued)

Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the pertinent Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Boards noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Trust’s year-long deliberative process, the Board of the Trust, including the Independent Board Members, unanimously approved the continuation of the Trust Advisory Agreement between the Manager and the Trust, on behalf of each of Advantage International Fund, Advantage Large Cap Growth Fund and Advantage Small Cap Core Fund, for a one-year term ending June 30, 2026.

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Corporation’s year-long deliberative process, the Board of the Corporation, including the Independent Board Members, unanimously approved the continuation of the Corporation Advisory Agreement between the Manager and the Corporation, on behalf of each of Advantage Large Cap Value Fund and Advantage Large Cap Core Fund, for a one-year term ending June 30, 2026.

Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Boards, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

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Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Corporation/Trust is paid by the Corporation/Trust, on behalf of the Funds.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	89

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110

Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001

Custodian	Legal Counsel
The Bank of New York Mellon	Sidley Austin LLP
New York, NY 10286	New York, NY 10019

Address of the Trust and the Corporation
100 Bellevue Parkway
Wilmington, DE 19809

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Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

CVR	Contingent Value Rights

LP	Limited Partnership

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	91

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: July 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: July 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: July 22, 2025